AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2014

                               File No. 333-100132
                                File No. 811-9154

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 12

                                   ON FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 75

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                  ROBYN WYATT
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-847-527-6700
                (Name and Complete Address of Agent for Service)



Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

          immediately upon filing pursuant to paragraph (b) of Rule 485

     X    on May 1, 2014, pursuant to paragraph (b) of Rule 485

          60 days after filing pursuant to paragraph (a) of Rule 485 on --------- pursuant to paragraph (a) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

            CONSULTANT PROTECTOR VARIABLE UNIVERSAL LIFE PROSPECTUS


          Flexible Premium Variable Universal Life Insurance Policies


                                   Issued by:
                          Lincoln Benefit Life Company


                              In connection with:
                   Lincoln Benefit Life Variable Life Account


                                Street Address:
                              2940 S. 84th Street
                             Lincoln, NE 68506-4142


                                Mailing Address:
                                P.O. Box 660191
                             Dallas, TX 75266-0191


                        Telephone Number: 1-800-865-5237
                           Fax Number: 1-877-525-2689


This Prospectus describes information you should know before you purchase the Consultant Protector Flexible Premium Variable Universal Life Insurance Policy. Please read it carefully and retain it for your records.

This Policy is designed to provide both life insurance protection and flexibility in connection with Premium payments and Death Benefits. Subject to certain restrictions, you may vary the frequency and amount of Premium payments and increase or decrease the level of life insurance benefits payable under the Policy. The Policy may be unavailable for sale in some states. In addition, it may not be advantageous for you to replace existing insurance coverage or buy additional insurance coverage if you already own a variable life insurance policy

EFFECTIVE DECEMBER 31, 2008, THIS PRODUCT IS NO LONGER AVAILABLE FOR SALE.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  The date of this Prospectus is May 1, 2014

                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------





                                                               PAGE
SUMMARY
     Description of the Policy and Policy Benefits               4
     Risks of the Policy                                         6
     The Portfolios And Associated Risks                         7
FEE TABLES
     Transaction Fees                                            8
     Periodic Charges Other Than Portfolio Operating
     Expenses                                                    9
     Optional Benefit Charges                                   10
     Portfolio Annual Expenses (as a percentage of Portfolio
     average daily net assets)                                  11
PURCHASE OF POLICY AND PREMIUMS
     Application for a Policy                                   12
     Premium Payments                                           12
     Premium Limits                                             12
     Safety Net Premium                                         13
     Modified Endowment Contracts                               13
     Allocation of Premiums                                     13
POLICY VALUE
     General                                                    14
     Accumulation Units                                         14
     Accumulation Unit Value                                    14
     Written Requests and Forms in Good Order                   14
     Postponement of Payments                                   14
TRANSFERS
     General                                                    14
     Transfers Authorized by Telephone                          15
     Dollar Cost Averaging                                      15
     Portfolio Rebalancing                                      16
     Market Timing & Excessive Trading                          16
     Trading Limitations                                        16
     Agreements to Share Information with Funds                 17
     Short Term Trading Fees                                    17
INVESTMENT AND FIXED ACCOUNT OPTIONS
     The Sub-Accounts and the Portfolios                        18
     Voting Rights                                              22
     Additions, Deletions and Substitutions of Securities       22
     The Fixed Account                                          23
     SelectBalance/SM/ Asset Allocation Program                 23
DEATH BENEFITS AND OPTIONAL INSURANCE
BENEFITS
     Death Benefits                                             24
     Death Benefit Options                                      24
     Change to Death Benefit Option                             24
     Change to Face Amount                                      25


                                                               PAGE
     Optional Insurance Benefits                                25
POLICY LOANS
     General                                                    27
     Loan Interest                                              27
     Loan Repayment                                             27
     Pre-Existing Loan                                          28
     Effect on Policy Value                                     28
SURRENDERS AND WITHDRAWALS
     Surrenders                                                 28
     Partial Withdrawal                                         28
SETTLEMENT OPTIONS                                              29
LAPSE AND REINSTATEMENT
     Lapse and Grace Period                                     29
     Reinstatement                                              30
CANCELLATION AND CONVERSION RIGHTS
     Free-Look Period                                           30
     Conversion                                                 30
CHARGES AND DEDUCTIONS
     Premium Expense Charge                                     30
     Monthly Deduction                                          30
     Policy Fee                                                 31
     Administrative Expense Charge                              31
     Mortality and Expense Risk Charge                          31
     Cost of Insurance Charge                                   31
     Rider Charges                                              32
     Separate Account Income Taxes                              32
     Portfolio Charges                                          32
     Surrender Charge                                           32
     Transfer Fee                                               33
GENERAL POLICY PROVISIONS
     Beneficiaries                                              34
     Assignment                                                 34
     Dividends                                                  34
ABOUT US
     Lincoln Benefit Life Company                               34
     The Separate Account                                       34
FEDERAL TAXES
     Introduction                                               34
     Taxation of the Company and the Separate Account           35
     Taxation of Policy Benefits                                35
     Employer Owned Life Insurance (a.k.a. "COLI")              36
     Modified Endowment Contracts                               36
     Income Tax Withholding                                     37
     Diversification Requirements                               37

                                2   PROSPECTUS

                                       PAGE
     Ownership Treatment                37
DISTRIBUTION                            37
LEGAL PROCEEDINGS                       38
LEGAL MATTERS                           38
FINANCIAL STATEMENTS                    38
GLOSSARY OF SPECIAL TERMS               39
WHERE YOU CAN FIND MORE INFORMATION     40

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. LINCOLN BENEFIT LIFE COMPANY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

Capitalized terms used in this prospectus are defined where first used or in the Glossary beginning on page 39 of this prospectus.


                                 3   PROSPECTUS

SUMMARY
--------------------------------------------------------------------------------

DESCRIPTION OF THE POLICY AND POLICY BENEFITS

1. WHAT IS A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY?

Your Policy is designed to be flexible to meet your specific life insurance needs. Your Policy has a Death Benefit, Policy Value (both terms defined below) and other features of life insurance providing fixed benefits. Your Policy is a "flexible premium" policy because you have a great amount of flexibility in determining when and how much Premium you want to pay. Your Policy is a "variable" policy because the Death Benefit and Policy Value vary according to the investment performance of the Sub-Accounts to which you have allocated your Premiums. The Policy provides you with an opportunity to take advantage of any increase in your Policy Value but you also bear the risk of any decrease.

2. WHAT ARE THE PREMIUMS FOR THIS POLICY?

You have considerable flexibility as to the timing and amount of your Premiums. You have a required first year Premium for your Policy, which is based on your Policy's Face Amount and the Insured's age, sex and risk class. You do not have to pay the required Premium after the first Policy Year. However, to take advantage of the Safety Net Premium feature (discussed below), you must pay the cumulative Safety Net Premiums due. Otherwise, you may pay any level of Premium, as long as the Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code. For more information, please see "Purchase of Policy and Premiums" on page 12 and "Federal Taxes" beginning on page 34.

You also may establish a planned periodic Premium. You are not required to pay the planned periodic Premium and we will not terminate your Policy merely because you did not.

If you pay more Premium than permitted under section 7702A of the Tax Code, your Policy would be classified as a modified endowment contract, which would affect the federal income tax treatment of loans and withdrawals. For more information, see "Federal Taxes - Modified Endowment Contracts" on page 36.

3. WHAT IS THE SAFETY NET PREMIUM FEATURE?

Unless otherwise required by your state, we agree to keep the Policy (including any riders) in force for a specified period, regardless of the investment performance of the Sub-Accounts, as long as your total Premiums paid (as reduced to reflect withdrawals and Policy Debt) at least equals the cumulative Safety Net Premium amount shown in your Policy. If the Insured is age 60 or less at the Issue Date, the specified period is the first twenty Policy Years. Otherwise, it runs from the Issue Date until the next Policy Anniversary after the Insured's 80th birthday. In some states, the Safety Net Premium Period is less than twenty years as required by law. For additional discussion, see "Purchase of Policy and Premiums - Safety Net Premium" on page 13.

When the Safety Net Premium is not in effect, your Policy remains in force as long as the Net Surrender Value is large enough to pay the charges on your Policy as they come due. For more detail please see "Lapse and Reinstatement" on page 29.

4. HOW IS MY POLICY VALUE DETERMINED?

Your Premiums are invested in one or more of the Sub- Accounts or allocated to the Fixed Account, as you instruct us. Your Policy Value is the sum of the values of your interests in the Sub-Accounts of the Separate Account, plus the values in the Fixed Account and the Loan Account. Your Policy Value depends on the investment performance of the Sub-Accounts and the amount of interest we credit to the Fixed Account, as well as the Net Premiums paid, partial withdrawals, and charges assessed. We have summarized the charges imposed under the Policy in "Fee Tables" and described them in more detail in "Charges and Deductions" on page 30. For additional discussion of your Policy Value, please see "Policy Value" on page 14.

5. WHAT ARE THE INVESTMENT CHOICES FOR THIS POLICY?

The Policy currently offers multiple investment options, each of which is a Sub-Account. You may invest in up to twenty-one (21) Sub-Accounts or twenty
(20) Sub-Accounts plus the Fixed Account. Each Sub-Account invests in a single Portfolio. See "Investment and Fixed Account Options - The Sub-Accounts and the Portfolios" on page 18 for a listing of the Sub-Accounts currently available under the Policy. We also offer a Fixed Account option. You may transfer money among your investment choices, subject to restrictions. Please see "Risks of the Policy" on page 6 and "Transfers - Trading Limitations" on page 16.

6. HOW ARE MY PREMIUMS ALLOCATED?

Before your Premiums are allocated to the Policy Value, we deduct a Premium Expense Charge of 5.25%. For more detail, see "Charges and Deductions" on page
30. The amount remaining after the deduction of the Premium Expense Charge is called the Net Premium.

When you apply for the Policy, you specify in your application how to allocate your Net Premiums. You may change your allocations at any time by notifying us in writing at the address on the front cover of this Prospectus. See "Purchase of Policy and Premiums - Allocation of Premiums" on page 13.

Generally, we allocate your initial Premiums to the Sub-Accounts and the Fixed Account when we have received your Premium and underwriting approval. We reserve the right, however, to delay the allocation of your


                                 4   PROSPECTUS
initial Premium to the Sub-Accounts as described in "Purchase of Policy and Premiums - Allocation of Premiums" on page 13. Furthermore, if outstanding requirements prevent us from placing your Policy in force, your Premiums are not allocated until you satisfy those requirements.

We generally allocate your other Premiums to the Sub-Accounts and the Fixed Account as of the date we receive your Premiums in our home office. However, we reserve the right to delay the allocation of any Premium that requires underwriting.

7. MAY I TRANSFER POLICY VALUE AMONG THE SUB-ACCOUNTS AND THE FIXED ACCOUNT?

You may transfer Policy Value among the Sub-Accounts and the Fixed Account by writing to or calling us at 1-800-865-5237. While you also may transfer amounts from the Fixed Account, certain restrictions may apply. While we currently are waiving the transfer fee, we reserve the right under your Policy to charge a transfer fee on certain transfers. See "Transfers" on page 14.

In addition, you may use our automatic Dollar Cost Averaging Program or our Portfolio Rebalancing Program, though you may not use both at the same time. For additional information, please see "Transfers - Dollar Cost Averaging" on page 15.

8. WHAT ARE THE DEATH BENEFIT OPTIONS?

While your Policy is in force, we will pay a Death Benefit to the Beneficiary upon the death of the Insured. The Policy provides for two Death Benefit options you may choose between while the Insured is alive. Under Option 1, the Death Benefit is equal to the greater of your Policy's Face Amount or the Policy Value multiplied by a specified percentage. Under Option 2, the Death Benefit is equal to the greater of your Policy's Face Amount plus the Policy Value on the Insured's date of death or the Policy Value multiplied by a specified percentage. Decreases in the Policy Value never cause the Death Benefit to be less than the Face Amount. Before we pay the Death Benefit to the Beneficiary, however, we subtract an amount sufficient to repay any outstanding Policy Debt and to pay any due and unpaid charge. For additional information, please see "Policy Loans" on page 27 and "Death Benefits and Optional Insurance Benefits" on page 24.

9. HOW IS THE DEATH BENEFIT PAID?

While the Policy is in force and when the Insured dies, we pay a Death Benefit to your Beneficiary. You or your Beneficiary may choose to receive the proceeds of the Policy in the form of a lump sum payment or over a period under an optional payment plan. The Death Benefit proceeds are reduced by any amount you owe us, such as outstanding loans, loan interest or unpaid charges. The proceeds may be increased if, for example, you have added a rider that provides an additional benefit. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.

10. CAN I INCREASE OR DECREASE MY POLICY'S FACE AMOUNT?

Yes, you have considerable flexibility to increase or decrease your Policy's Face Amount. You may request an increase and/or a decrease after the first Policy Year by sending a written request to us. Your requested increase must be at least $10,000. If you request an increase, you must provide evidence of insurability to us that meets our standards. An increase in the Face Amount increases the charges deducted from your Policy Value. You may not decrease the Face Amount of your Policy below $100,000. We do not permit a Face Amount change if the Policy is in the Grace Period. For more detail, see "Death Benefits and Optional Insurance Benefits - Change to Face Amount" on page 25. In addition, modifying your Policy's Face Amount might have tax ramifications. For an additional discussion, please see "Federal Taxes" on page 34.

11. DO I HAVE ACCESS TO THE VALUE OF MY POLICY?

Yes. You may surrender your Policy at any time for its Net Surrender Value. Upon surrender, life insurance coverage under your Policy ends. We may subtract a surrender charge from your surrender proceeds during the first fourteen Policy Years and the first fourteen years following an increase to the Face Amount. For more information concerning the calculation of surrender charges, see "Charges and Deductions - Surrender Charge" on page 32.

You also may withdraw part of your Policy Value through a partial withdrawal, which must equal at least $500. In addition, the maximum partial withdrawal amount may not reduce the Face Amount below $25,000. For more detail, see "Surrenders and Withdrawals" on page 28.

Surrenders and withdrawals may have tax consequences. For an additional discussion, please see "Risks of the Policy" on page 6 and "Federal Taxes - Taxation of Policy Benefits" on page 35.

12. MAY I TAKE OUT A POLICY LOAN?

You may borrow money from us using your Policy as security for the loan. The maximum loan amount is equal to 90% of the Surrender Value. Other restrictions may apply if your Policy is issued in connection with a Qualified Plan. For more detail, see "Policy Loans" on page 27. For a discussion regarding the possible tax consequences of loans, see "Federal Taxes" on page 34.

13. CAN I EXCHANGE MY POLICY?

During the first 24 months after your Policy is issued, or the first two years after an increase in the Face Amount, if your Policy remains in force, you may exchange or amend


                                 5   PROSPECTUS
your Policy to convert it to a non-variable universal life insurance policy without submitting proof of insurability. We will accomplish the conversion by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Sub-Accounts. Charges under the amended Policy will be based on the same risk classification as the Policy. We will not charge you for this conversion.

14. CAN I CANCEL MY POLICY?

You may cancel your Policy by returning it to us within 20 days after you receive it, or after whatever longer period may be permitted by the laws of the state in which you reside. We refund the Policy Value as of the date we receive your returned Policy, plus any charges previously deducted, unless your state requires a refund of Premium. Your Policy contains specific information about your free-look rights in your state. For more information, see "Cancellation and Conversion Rights - Free-Look Period," on page 30.


RISKS OF THE POLICY
1. IS MY POLICY VALUE GUARANTEED?

Your Policy Value is not guaranteed. However, the payment of the Death Benefit may be guaranteed under the Safety Net Premium feature. The value of your Policy fluctuates with the performance of the investment options you choose. Your investment options may not perform to your expectations. Your Policy Values in the Sub-Accounts may rise or fall depending on the performance of the Portfolios in which the Sub-Accounts invest and the charges under your Policy. For more detail, please see "The Portfolios and Associated Risks" on page 7 and "Investment and Fixed Account Options" on page 18. In addition, a guarantee with respect to interest rate applies only to the Fixed Account investment option.

2. IS THIS POLICY SUITABLE FOR SHORT-TERM SAVINGS?

No, you should not purchase the Policy if you may need to access the Policy Value within a short time. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered.

3. CAN MY POLICY LAPSE?

Your Policy could terminate if the value of your Policy becomes too low to support the Policy's monthly charges and the Safety Net Premium feature is not in effect. If this occurs, we notify you in writing. You will then have a 61-day Grace Period to pay additional amounts to prevent your Policy from terminating. See "Lapse and Reinstatement" on page 29. If you have any outstanding Policy Loans when your Policy lapses, you may have taxable income as a result. See "Federal Taxes" on page 34.

4. ARE THERE RISKS INVOLVED WITH SPECIALIZED USES OF THE POLICY?

Because the Policy provides for an accumulation of Policy Values as well as Death Benefit, you may wish to use it for various individual and business planning purposes. Purchasing the Policy in part for such purposes may involve certain risks. For example, if the investment performance of the Sub-Accounts is poorer than expected or if sufficient Premiums are not paid, the Policy may lapse or may not accumulate sufficient Policy Value to fund the purpose for which you purchased the Policy. Withdrawals and Policy Loans may significantly affect current and future Policy Value, Surrender Value or Death Benefit proceeds. The Policy is designed to provide benefits on a long-term basis. Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. In addition, using a Policy for a specialized purpose may have tax consequences. See "Federal Taxes" on page 34.

5. WHAT ARE THE LIMITATIONS ON WITHDRAWAL?

After the first Policy Year, withdrawals are permitted. As noted above, the minimum withdrawal amount permitted is $500, and maximum partial withdrawal amounts may not reduce the Face Amount below $25,000. While the surrender charge does not apply to partial withdrawals, we impose a $10 service fee on each withdrawal. Please note that withdrawals reduce your Policy's Death Benefit, See "Partial Withdrawals" on page 28. In addition, withdrawals may have tax consequences. See "Federal Taxes" on page 34.

6. WHAT ARE THE LIMITATIONS ON TRANSFER?

We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account. In addition, while we currently are not charging a transfer fee, the Policy gives us the right to impose a transfer fee of up to $10 in certain circumstances. We reserve the right to limit transfers in any Policy Year, or to refuse any transfer request for a Policy Owner or certain Policy Owners. For example, we reserve the right to limit excessive trading and transfers that would disadvantage Policy Owners or have a detrimental effect on Accumulation Unit Values or the share price of any Portfolio. See "Transfers - Trading Limitations" on page 16.

7. WHAT ARE THE LIMITATIONS OR CHARGES ON SURRENDER OF THE POLICY?

You may surrender your Policy at any time. We deduct a surrender charge from the surrender proceeds. The surrender charge is calculated as described in "Charges and Deductions - Surrender Charge" on page 32. While the amount of the surrender charge decreases over time, it may be a substantial portion or even exceed your Policy


                                 6   PROSPECTUS

Value. In addition, the surrender of your Policy may have tax consequences. See "Federal Taxes" on page 34.

8. WHAT ARE THE RISKS OF TAKING A POLICY LOAN?

Taking a loan from your Policy may increase the risk that your Policy will lapse, will have a permanent effect on your Policy Value and will reduce the Death Proceeds. In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy Loan may have tax consequences. See "Federal Taxes - Modified Endowment Contracts" on page 36.

9. WHAT ARE THE TAX CONSEQUENCES OF BUYING THIS POLICY?

Your Policy is structured to meet the definition of a life insurance contract under the Tax Code. We may need to limit the amount of Premiums you pay under the Policy to ensure that your Policy continues to meet that definition.

Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not subject to taxation on any increase in the Policy Value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any partial withdrawals only if those amounts, when added to all previous distributions, exceed the total Premiums paid. Amounts received upon surrender or withdrawal in excess of Premiums paid are treated as ordinary income.

Special rules govern the tax treatment of life insurance policies that meet the federal definition of a modified endowment contract. Depending on the amount and timing of your Premiums, your Policy may meet that definition. Under current tax law, Death Benefit payments under modified endowment contracts, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. Withdrawals and policy loans, however, are treated differently. Amounts withdrawn and policy loans are treated first as income, to the extent of any gain, and then as a return of Premium. The income portion of the distribution is includible in your taxable income. In addition, an additional 10% federal penalty tax is generally imposed on the taxable portion of amounts received before age 59 1/2. We will not accept any Premium that would cause the Policy not to qualify as a life insurance contract under the Tax Code. For more information on the tax treatment of the Policy, see "Federal Taxes" on page 34.

The death benefit of life insurance policies that were transferred for value may be subject to ordinary income taxes. Estate taxes may apply. Consult your tax advisor for additional information.


THE PORTFOLIOS AND ASSOCIATED RISKS
1. WHAT IS A PORTFOLIO?

Each of the Sub-Accounts invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act") or a separate investment series of an open-end management investment company. Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies, which are described in the Prospectuses for the Portfolios. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other. Under the Policy, the Sub-Accounts currently invest in the Portfolios set forth in this Prospectus. Some of the Sub-Accounts described in this Prospectus may not be available under your Policy. For an additional discussion of the Portfolios, please see "Investment and Fixed Account Options - The Sub-Accounts and the Portfolios" on page 18.

2. WHAT ARE THE RISKS OF THE PORTFOLIOS?

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. A description of each Portfolio's investment policies and a comprehensive statement of each Portfolio's risks may be found in its Prospectus. For additional information, please see "Investment and Fixed Account Options - The Sub-Accounts and the Portfolios" on page 18.

3. HOW CAN I LEARN MORE ABOUT THE PORTFOLIOS?

You should read the Portfolios' current Prospectuses for detailed information concerning their investment objectives and strategies, and their investment risks. You should read the Portfolios' Prospectuses before allocating amounts to the Sub-Accounts. If you do not have a Prospectus for a Portfolio, please contact us at the number listed on the first page of this Prospectus and we will send you a copy.


                                 7   PROSPECTUS

FEE TABLES
--------------------------------------------------------------------------------
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE MAXIMUM FEES AND EXPENSES THAT YOU PAY AT THE TIME THAT YOU BUY OR SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                                TRANSACTION FEES


                      CHARGE                                 WHEN CHARGE IS DEDUCTED
------------------------------------------------- ---------------------------------------------
Premium Expense Charge                            When you pay a Premium.
Surrender Charge (per $1000 of Face Amount)       When you surrender your Policy during the
     (1)                                          first 14 Policy Years.
  MINIMUM AND MAXIMUM INITIAL SURRENDER
  CHARGE:
  INITIAL SURRENDER CHARGE FOR 45 YEAR-OLD MALE
  NON-SMOKER, $120,000 FACE AMOUNT
Transfer Fee (2)                                  Second and each subsequent transfer in each
                                                  calendar month.
Partial Withdrawal Service Fee                    When you make a withdrawal.
Loan Interest Rate (3)(4)                         When you have a Policy Loan



                      CHARGE                                  AMOUNT DEDUCTED
------------------------------------------------- --------------------------------------
Premium Expense Charge                            5.25% of the Premium amount.
Surrender Charge (per $1000 of Face Amount)
     (1)
  MINIMUM AND MAXIMUM INITIAL SURRENDER           Minimum: $4.70 per $1000.
  CHARGE:                                         Maximum: $56.58 per $1000
  INITIAL SURRENDER CHARGE FOR 45 YEAR-OLD MALE   $27.36 per $1000.
  NON-SMOKER, $120,000 FACE AMOUNT
Transfer Fee (2)                                  $10.00 maximum; $0 current
Partial Withdrawal Service Fee                    $10.00 per withdrawal
Loan Interest Rate (3)(4)                         Interest Rate on Preferred Loans 4%
                                                  Interest Rate on Standard Loans 5%

(1) The initial amount of the surrender charge generally equals the Initial Face Amount of your Policy multiplied by the applicable rate per thousand dollars of Face Amount. The applicable rate depends on the Insured's age at issue, sex and status as a smoker. An additional surrender charge applies to Face Amount increases. The surrender charge shown in the table above may not be representative of the charge you would pay. For more information about the surrender charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.

(2)   Currently, we are waiving this fee.

(3) When we make a Policy Loan, we transfer to the Loan Account a portion of the Policy Value equal to the loan amount. The amounts allocated to the Loan Account are currently credited with interest at 4%. For more information, see "Policy Loans" on page 27.

(4) Upon expiration of the initial surrender charge period, all new and existing loans will be treated as preferred loans.


                                 8  PROSPECTUS

THE TABLE BELOW DESCRIBES THE FEES AND EXPENSES THAT YOU PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE PORTFOLIO FEES AND EXPENSES. EACH OF THESE FEES IS CALCULATED MONTHLY AND DEDUCTED FROM YOUR POLICY VALUE AS PART OF THE MONTHLY DEDUCTION


            PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES


                CHARGE                  WHEN CHARGE IS DEDUCTED
-------------------------------------- -------------------------
Cost of Insurance Charge (per          Monthly
 $1000 Net Amount at Risk) (1)
MINIMUM AND MAXIMUM COI
 CHARGE:
MINIMUM & MAXIMUM COI CHARGE
 FOR A 45-YEAR OLD MALE
 NON-SMOKER, $120,000 FACE
 AMOUNT
Administrative Expense Charge          Monthly
 (per $1000 Initial Face Amount)
 (2)
Policy Fee                             Monthly
Mortality and Expense Risk Charge      Monthly
 (as a percentage of total monthly
 Subaccount Value) (3)



                CHARGE                                           AMOUNT DEDUCTED
-------------------------------------- -------------------------------------------------------------------
Cost of Insurance Charge (per
 $1000 Net Amount at Risk) (1)
MINIMUM AND MAXIMUM COI                GUARANTEED:                      CURRENT:
 CHARGE:                               Minimum: $0.05750 per            Minimum: $0.01029 per $1000.
                                       $ 1000.                          Maximum: $33.67500 per $1000
                                       Maximum: $83.33333 per
                                       $ 1000.
MINIMUM & MAXIMUM COI CHARGE           GUARANTEED:                      CURRENT:
 FOR A 45-YEAR OLD MALE                Minimum: $0.28750 per            Minimum: $0.22686 per $1000.
 NON-SMOKER, $120,000 FACE             $ 1000.                          Maximum: $22.06250 per $1000.
 AMOUNT                                Maximum: $83.33333 per
                                       $ 1000.
Administrative Expense Charge          Annual Rate for Policy Years     Annual Rate for Policy Years 21+:
 (per $1000 Initial Face Amount)       1-20: 0.3504 per $1000.          0.1992 per $1000
 (2)
Policy Fee                             Guaranteed: $10.00
Mortality and Expense Risk Charge      Annual Rate for Policy Years     Annual Rate for Policy Years 15+:
 (as a percentage of total monthly     1-14: 0.55%.                     0.15%.
 Subaccount Value) (3)

(1) The cost of insurance charge varies based on individual characteristics such as the age, Policy Year, underwriting class, Face Amount and sex of the Insured. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate than the guaranteed rate shown in your Policy. We calculate a separate cost of insurance charge for any increase in the Face Amount based on the Insured's circumstances at the time of the increase. For more information about the calculation of the cost of insurance charges, see "Charges and Deductions" on page 30.

  The cost of insurance charge shown in the table above may not be representative of the charge you would pay. For more information about the cost of insurance charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.

(2) The monthly Administrative Expense Charge is $0.0292 per $1,000 of Face Amount for the first 20 Policy Years, and $0.0166 per $1,000 of Face Amount thereafter.

(3) The monthly mortality and expense risk charge is 0.046% for the first 14 Policy Years and 0.012% thereafter.

  We currently do not deduct a separate charge against the Separate Account for income taxes. In the future, however, we may impose such a charge if in our sole discretion we determine that we will incur a tax from the operation of the Separate Account.


                                 9  PROSPECTUS

                            OPTIONAL BENEFIT CHARGES


Currently, we are offering the following optional riders, which are subject to state availability. The charges for the riders you select are deducted monthly from your Policy Value as part of the Monthly Deduction. You may not be eligible for all optional Riders shown below. The benefits provided under each rider are summarized in "Optional Insurance Benefits" beginning on page 25 below:


                  OPTIONAL BENEFIT                    WHEN CHARGE IS DEDUCTED            AMOUNT DEDUCTED
---------------------------------------------------- ------------------------- -----------------------------------
Children's Level Term Rider (per $5,000 unit of               Monthly                    $2.50 per unit
 coverage)
Accidental Death Benefit Rider (per $1,000 of                 Monthly
 benefit amount) (1)
  MINIMUM AND MAXIMUM COI CHARGE:                                               Minimum COI: $0.08333 per $1,000
                                                                                Maximum COI: $0.13333 per $1,000
  MINIMUM AND MAXIMUM COI CHARGE FOR A                                           Minimum COI: $0.10 per $1,000
  45-YEAR OLD MALE NON-SMOKER, $120,000 FACE                                     Maximum COI: $0.10 per $1,000
  AMOUNT:
Continuation of Premium Rider (per $100 of                    Monthly
 benefit amount) (2)
  MINIMUM AND MAXIMUM COI CHARGE:                                                Minimum COI: $0.23000 per $100
                                                                                 Maximum COI: $1.54000 per $100
  MINIMUM AND MAXIMUM COI CHARGE FOR A                                            Minimum COI: $0.53 per $100
  45-YEAR OLD MALE NON-SMOKER, $120,000 FACE                                      Maximum COI: $0.53 per $100
  AMOUNT:
Additional Insured Rider (per $1000 of benefit                Monthly
 amount) (3)
  MINIMUM AND MAXIMUM COI CHARGE:                                                         GUARANTEED:
                                                                                Minimum COI: $0.05750 per $1,000
                                                                               Maximum COI: $83.33333 per $1,000
                                                                                            CURRENT:
                                                                                Minimum COI: $0.01833 per $1,000
                                                                               Maximum COI: $33.67500 per $1,000
  MINIMUM AND MAXIMUM COI CHARGE FOR A                                                    GUARANTEED:
  45-YEAR OLD MALE NON-SMOKER, $120,000 FACE                                    Minimum COI: $0.05750 per $1,000
  AMOUNT:                                                                      Maximum COI: $83.33333 per $1,000
                                                                                            CURRENT:
                                                                                Minimum COI: $0.22686 per $1,000
                                                                               Maximum COI: $22.06250 per $1,000
Primary Insured Term Insurance Benefit Rider                  Monthly
      (4)
  MINIMUM AND MAXIMUM COI CHARGE:                                                         GUARANTEED:
                                                                                Minimum COI: $0.05750 per $1,000
                                                                               Maximum COI: $83.33333 per $1,000
                                                                                            CURRENT:
                                                                                Minimum COI: $0.01900 per $1,000
                                                                               Maximum COI: $25.25583 per $1,000
  MINIMUM AND MAXIMUM COI CHARGE FOR A                                                    GUARANTEED:
  45-YEAR OLD MALE NON-SMOKER, $120,000 FACE                                    Minimum COI: $0.05750 per $1,000
  AMOUNT:                                                                      Maximum COI: $83.33333 per $1,000
                                                                                            CURRENT:
                                                                                Minimum COI: $0.6167 per $1,000
                                                                               Maximum COI: $17.03083 per $1,000
Accelerated Death Benefit Rider, Terminal                       N/A                           N/A
 Illness (5)
Full Surrender Charge Adjustment Rider (5)                      N/A                           N/A
Accelerated Death Benefit Rider, Permanent                      N/A                           N/A
 Confinement (5)
Overloan Protection Rider (6)                                   N/A                           N/A

                                10  PROSPECTUS

(1) The applicable charge depends on the Insured's age when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

(2) The applicable charge depends on the Insured's sex and age when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

(3) The applicable charge depends on the Additional Insured's age, sex and underwriting status when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that applies to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

(4) The applicable charge depends on the Insured's age at issue, sex and underwriting status. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

(5) There is no additional cost for these Riders. The Accelerated Death Benefit Rider, Terminal Illness, and Accelerated Death Benefit Rider, Permanent Confinement, may be added to your Policy at any time. The Full Surrender Charge Adjustment rider may only be added to your Policy at issue.

(6) The Overloan Protection Rider is available only for policies applied for on or after the later of May 1, 2007, or the date the applicable state approved the rider. There is no charge for the rider unless the benefit is elected, when a one-time charge of 4.5% of the Policy Value will be deducted.


PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF PORTFOLIO AVERAGE DAILY NET
ASSETS)

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. ADVISERS AND/OR OTHER SERVICE PROVIDERS OF CERTAIN PORTFOLIOS MAY HAVE AGREED TO WAIVE THEIR FEES AND/OR REIMBURSE PORTFOLIO EXPENSES IN ORDER TO KEEP THE PORTFOLIOS' EXPENSES BELOW SPECIFIED LIMITS. THE RANGE OF EXPENSES SHOWN IN THIS TABLE DOES NOT SHOW THE EFFECT OF ANY SUCH FEE WAIVER OR EXPENSE REIMBURSEMENT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES APPEARS IN THE PROSPECTUS FOR EACH PORTFOLIO.


                                                                                            MINIMUM         MAXIMUM
Total Annual Operating Expenses (1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees,
and other expenses)                                                                        0.10%          5.12%

(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2013.

                                 11  PROSPECTUS

PURCHASE OF POLICY AND PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY. You may apply to purchase a Policy by submitting a written application to us at the address given on the first page of this Prospectus. We generally do not issue Policies to insure people who are older than age 80. The minimum Face Amount for a Policy is $100,000. Before we issue a Policy, we require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Policy to you, we return your Premium to you. We reserve the right to change the terms or conditions of your Policy to comply with changes in the applicable law. We have described some of the variations from the information appearing in this Prospectus due to individual state requirements in the Statement of Additional Information or in endorsements to the Policy, as appropriate.

In certain states, the Policy may be offered as a group policy with individual ownership represented by Certificates. The discussion of Policies in this Prospectus applies equally to Certificates under group Policies unless the context specifies otherwise.

We issue your Policy when we have determined that your application meets our underwriting requirements. We apply our customary underwriting standards to the proposed Insured. If on the Issue Date there are outstanding requirements that prevent us from placing your Policy in force, we will allocate your Premium when all requirements have been met. An example of an outstanding requirement is an amendment to your application that requires your signature. We commence coverage of the Insured under the Policy, on the later of: (i) the Issue Date,
(ii) the date that we receive your first Premium, or (iii) the date that all requirements have been met.

If you pay a Premium with your application and your requested Face Amount is less than $500,000, we provide the Insured with temporary conditional insurance only if you meet all of the terms of a conditional receipt. The temporary conditional insurance provides coverage during the underwriting of your application but only if you are ultimately approved for coverage on the same basis as the risk classification and Face Amount of coverage for which you applied. This temporary conditional coverage starts when you complete your application and pay the first Premium, unless a medical exam or lab test results are required. In that event, temporary conditional coverage starts when all medical exams and lab tests have been completed. The Issue Date determines Monthly Deduction Days, Policy Months, and Policy Years.

PREMIUM PAYMENTS. During the first Policy Year, you must pay an amount at least equal to the required Premium shown in your Policy. We send you a reminder notice if you pay annually, semi-annually or quarterly. You may also make a Monthly Automatic Payment.

After the first Policy Year, you may pay additional Premium at any time, and in any amount, as long as your Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code, as explained in "Federal Taxes" beginning on page 34. Premiums must be sent to us at our address on the first page. Unless you request otherwise in writing, we treat all payments received while a Policy loan exists as new Premium.

Your Policy also shows a planned periodic Premium amount; however, you are not required to pay the planned periodic Premiums. You set the planned periodic Premium when you purchase your Policy. Your Policy will not lapse because you did not pay a planned periodic Premium.

Even if you pay all of the planned periodic Premiums, however, your Policy nevertheless may enter the Grace Period and thereafter lapse if you have not paid the required Safety Net Premium amount and the Net Surrender Value is no longer enough to pay the Monthly Deductions. Please see the "Safety Net Premium" discussion just below. Yet, paying planned periodic Premiums will generally provide greater benefits than if a lower amount of Premium is paid. Paying planned periodic Premiums can also help to keep your Policy in force if your planned Premium payments are at least as great as the Safety Net Premium amount.

PREMIUM LIMITS. Before we accept any Premium that would require an increase in the net amount at risk under the Policy, you first must provide us with evidence of insurability. The Tax Code imposes limits on the amount of Premium that can be contributed under a life insurance contract. If you exceed this limit, your Policy would lose its favorable federal income tax treatment under the Tax Code. Accordingly, we will not accept any Premium that would cause your Policy to exceed this limit, unless you increase the Face Amount of your Policy appropriately. To obtain this increase, you must submit a written request to us and provide evidence of insurability meeting our then current underwriting standards. Otherwise, we will only accept the portion of your Premium that would cause your total Premiums to equal the maximum permitted amount and we will return the excess to you. In addition, we will not accept any additional Premium from you until we can do so without exceeding the limit set by the Tax Code.

Paying too much Premium also could cause your Policy to be treated as a "modified endowment contract" for federal income tax purposes. See "Modified Endowment Contracts" at page 36 below for more information.


                                12   PROSPECTUS

SAFETY NET PREMIUM. The Safety Net Premium feature can enable you to keep your Policy (including any riders) in force during a specified period regardless of changes in the Policy Value. If the Insured is age 60 or under at the Issue Date, the specified period is the first twenty Policy Years. Otherwise, the specified period runs until the Policy Anniversary after the Insured's 80th birthday. In some states, the Safety Net Premium period of twenty years is not permitted by law. Please check with your local representative on the Safety Net period approved in your state.

Ordinarily, your Policy enters the Grace Period and may lapse if the Net Surrender Value is not sufficient to pay a Monthly Deduction when it is due. For additional discussion of lapse, please see "Lapse and Reinstatement" on page 29. Under the Safety Net Premium feature, however, we guarantee that, regardless of declines in your Policy Value, your Policy will not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy Loans, are greater than the monthly Safety Net Premium amount times the number of months since the Issue Date.

During the first Policy Year, the Safety Net Premium amount equals the required Premium. As a result, if you pay your required Premium on a timely basis, the Safety Net Premium feature remains in effect. Because the Safety Net Premium feature covers optional Riders, adding optional Riders to your Policy increases your Safety Net Premium amount.

If at any time your total Premiums, less partial withdrawals and Policy Debt, are less than the product of the monthly Safety Net Premium times the number of Policy Months since the Issue Date, the Safety Net Premium guarantee ends. Once the Safety Net Premium guarantee terminates, you cannot reinstate it and your Policy stays in force only as long as the Net Surrender Value is sufficient to pay the Monthly Deductions. For more detail about the circumstances in which the Policy will lapse, see "Lapse and Reinstatement" on page 29.

MODIFIED ENDOWMENT CONTRACTS. Under certain circumstances, a Policy could be classified as a "modified endowment contract," which is a category of life insurance contract defined in the Tax Code. If your Policy were to become a modified endowment contract, distributions and loans from the Policy could result in current taxable income for you, as well as other adverse tax consequences. These tax consequences are described in more detail in "Federal Taxes - Modified Endowment Contracts."

Your Policy could be a Modified Endowment Contract if, among other things, you pay too much Premium or if the Death Benefit is reduced. We monitor the status of your Policy and advise you if you need to take action to prevent the Policy from becoming a modified endowment contract. If you pay a Premium that would result in this classification, we notify you and allow you to request a refund of the excess Premium, or other action, to avoid having your Policy become a modified endowment contract. If, however, you choose to have your Policy become a modified endowment contract, we do not refund the Premium.

Your policy will be a Modified Endowment Contract if it is issued in exchange for a modified endowment contract issued by another insurer. Your policy will not be a modified endowment contract if it is issued in exchange for a non-modified endowment contract in a transaction that qualifies under Section 1035 of the Tax Code. However, paying additional premium into such a policy could cause it to become a modified endowment contract. For more information, please consult your tax adviser, and see "Replacement of Modified Endowment Contracts" in the SAI.

ALLOCATION OF PREMIUMS. Your Net Premiums are allocated to the Sub-Account(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation percentages in your Policy application. Percentages must be in whole numbers and the total allocation must equal 100%. We allocate your subsequent Net Premiums in those percentages until you give us new allocation instructions.

Initially, you may allocate your Policy Value among twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. You may add or delete among these options from time to time so long as your Policy Value is spread among no more than the 21 options. In the future, we may waive this limit.

We allocate your initial Net Premium to the Sub-Accounts and the Fixed Account, as you have instructed us, on the Issue Date. If you do not pay the first Premium until after the Issue Date, we allocate your initial Net Premium to the Sub-Accounts and the Fixed Account on the date we receive it at the Home Office. If there are outstanding requirements when we issue the Policy, which prevent us from placing your Policy in force, your Premiums are not allocated until all requirements are satisfied. We do not credit earnings or interest before the Issue Date.

In some states, we are required to return at least your Premium if you cancel your Policy during the "free-look" period. In those states, currently, we allocate any Premium received before the end of the free-look period as described above. In the future, however, if you live in one of those states, we reserve the right to delay allocating your Premiums to the Sub-Accounts you have selected or to the Fixed Account until after the "free-look" period; in the interim, we allocate your Premiums to the Fixed Account. For more information, please see "Cancellation and Conversion Rights" on page 30.


                                13   PROSPECTUS

POLICY VALUE
--------------------------------------------------------------------------------

GENERAL. Your Policy Value is the sum of the value of your Accumulation Units in the Sub-Accounts you have chosen, plus the value of your interest in the Fixed Account, plus your Loan Account. Your Policy Value changes daily to reflect the performance of the Sub-Accounts you have chosen, the addition of interest credited to the Fixed Account, the addition of Net Premiums, and the subtraction of partial withdrawals and charges assessed. There is no minimum guaranteed Policy Value.

On the Issue Date or, if later, the date your first Premium is received, we deduct the Monthly Deduction for the first Policy Month. We have described the formula to compute your portion of Policy Value in a particular Sub-Account in the Statement of Additional Information.

We make all calculations in connection with the Policy (other than the initial Premiums) on the date we receive your Premium or your request for other action, if that date is a Valuation Date and we are open for business. Otherwise, we make that determination on the next succeeding day that is a Valuation Date and a date on which we are open for business. Calculations for initial Premiums and Premiums requiring underwriting are made on the date your Net Premium is allocated to the Sub-Accounts and the Fixed Account, as described in "Allocation of Premiums" above.

ACCUMULATION UNITS. We determine the number of Accumulation Units in each Sub-Account to allocate to your Policy by dividing that portion of your Net Premium or other transaction allocated to a Sub-Account by that Sub-Account's Accumulation Unit Value on the Valuation Date when the allocation occurs.

ACCUMULATION UNIT VALUE. The Accumulation Unit Value for each Sub-Account varies to reflect the investment experience of the applicable Portfolio. We determine the Accumulation Unit Value for each Sub-Account on each Valuation Date by multiplying the Accumulation Unit Value on the preceding Valuation Date by the Net Investment Factor for that Sub-Account for the Valuation Period then ended.

The Net Investment Factor for each Sub-Account is (1) divided by (2), where:

1) equals (a) the net asset value per share of the Portfolio held in the Sub-Account at the end of the current Valuation Period, plus (b) the per share amount of any dividend or capital gains distribution made by the Portfolio during the current Valuation Period, plus or minus (c) a per share credit or charge with respect to any taxes which we paid or for which we reserved during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account (no federal income taxes currently are applicable); and

2) is the net asset value per share of the Portfolio held in the Sub-Account at the end of the previous Valuation Period.

Please refer to the Prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Net Investment Factor of the corresponding Sub-Account and, therefore, your Policy Value.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS. We may defer for up to fifteen days the payment of any amount attributable to a Premium paid by check to allow the check a reasonable time to clear. We may postpone paying any amount for a total surrender or a partial withdrawal, the disbursement of a Policy Loan, or the payment of the Death Benefit Proceeds, in the following circumstances: (i) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of the value of its net assets is not reasonably practicable; or (iii) at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days, we add interest at our current rate from the time you asked for the Surrender Value in accordance with applicable state law.


TRANSFERS
--------------------------------------------------------------------------------

GENERAL. While the Policy is in force, you may transfer Policy Value among the Fixed Account and Sub-Accounts in writing or by telephone. Currently, there is no minimum transfer amount, except in states where a minimum transfer amount is required by law. We may set a minimum transfer amount in the future. In the future,


                                14   PROSPECTUS
we may charge you the transfer fee described on page 33, although currently we are waiving it.

You currently may not have Policy Value in more than twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. Accordingly, we will not perform a transfer that would cause your Policy to exceed that limit. We may waive this limit in the future.

Generally, we only make transfers on days when the NYSE is open for business. See "Policy Value" on page 14. If we receive your request on a day when the NYSE is not open for business, or if we receive your request after the close of business on the NYSE, we make the transfer on the first subsequent day on which the NYSE is open.

Special requirements apply to transfers from the Fixed Account. You may transfer a lump sum from the Fixed Account to the Sub-Accounts only during the 60-day period beginning on the Issue Date or each Policy Anniversary. We do not process transfer requests involving the Fixed Account at any other time, except transfers pursuant to a Dollar Cost Averaging or Portfolio Rebalancing program.


The maximum amount which may be transferred as a lump sum or as Portfolio Rebalancing transfers from the Fixed Account during a Policy Year usually is:
(i) 30% of the Fixed Account balance on the most recent Policy Anniversary; or
(ii) the largest total amount transferred from the Fixed Account in any prior Policy Year. You may not transfer Policy Value or allocate new Premiums into the Fixed Account if transfers are being made out under the Dollar Cost Averaging program. However, we may waive or modify these restrictions on transfers from the Fixed Account.

This limit also applies to transfers under a Dollar Cost Averaging program, unless you choose to transfer your entire Fixed Account balance to Sub-Accounts. In that case, your maximum monthly transfer amount may not be more than 1/36th of your Fixed Account balance on the day of the first transfer.

In addition, you may transfer 100% of the Fixed Account balance in a lump sum to the Sub-Account(s) if on any Policy Anniversary the interest rate on the Fixed Account is lower than it was on the Policy Anniversary one year previously or if on the first Policy Anniversary that interest rate is lower than it was on the Issue Date. We notify you by mail if this occurs. You may request a transfer for 60 days following the date we mail notification to you. The Policy permits us to defer transfers from the Fixed Account for up to six months from the date you request a transfer.

TRANSFERS AUTHORIZED BY TELEPHONE. You may make transfers by telephone. Telephone transfers may not be available if all lines are busy. In that case, you will need to submit a written request or try to call later. Please see the SAI for a description of our procedures for telephone transfers.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we request identifying information from persons purporting to authorize transfers. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

At any time, we may suspend, modify or terminate your privilege to make transfers via the telephone, or via other electronic or automated means specifically approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Sub-Accounts in any Policy Year, or to refuse any telephone transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Policy Owners.

DOLLAR COST AVERAGING. Under our automatic Dollar Cost Averaging program, while the Policy is in force you may authorize us to transfer a fixed dollar amount at fixed intervals from the Fixed Account or a Sub-Account of your choosing to up to twenty-one options, including other Sub-Accounts or the Fixed Account. The interval between transfers may be monthly, quarterly or annually, at your option. The transfers are made at the Accumulation Unit Value on the date of the transfer. The transfers continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. We may change this minimum or grant exceptions. If you elect this program, the first transfer occurs one interval after your Issue Date. Your request to participate in this program is effective when we receive your completed application at the P.O. Box given on the first page of this Prospectus. Please call or write us for a copy of the application. You may elect to increase, decrease or change the frequency or amount of transfer payments under a Dollar Cost Averaging program. Special restrictions apply to transfers from the Fixed Account. Please see "Transfers - General" on page 14 for a discussion of these restrictions.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor does it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this


                                15   PROSPECTUS
program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Sub-Account with more volatile performance experience is unlikely to produce the desired effects of Dollar Cost Averaging as would transfers from a less volatile Sub-Account. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.

PORTFOLIO REBALANCING. Portfolio Rebalancing allows you to maintain the percentage of your Policy Value allocated to each Sub-Account or the Fixed Account or both at a preset level. Over time, the variations in each Sub-Account's investment results shift the balance of your Policy Value allocations. Under the Portfolio Rebalancing feature, we automatically transfer your Policy Value, including new Premiums, back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your desired allocation among the investment options.

You may choose to have rebalances made monthly, quarterly, semi-annually or annually. We do not charge a transfer fee for Portfolio Rebalancing. No more than twenty-one (21) Sub-Accounts, or twenty (20) Sub-Accounts and the Fixed Account, can be included in a Portfolio Rebalancing program at one time. Transfers from the Fixed Account under a Portfolio Rebalancing program are subject to the overall limit on transfers from the Fixed Account. Accordingly, if the total amount transferred from the Fixed Account in any Policy Year reaches that limit before the end of the year, we do not transfer additional amounts from the Fixed Account for Portfolio Rebalancing purposes until the next Policy Year. We automatically terminate this option if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume the Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office.

You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the address given on the first page of this Prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. The date of your rebalancing must coincide with the same day of the month as your Issue Date. If you request rebalancing on your Policy application and specify the frequency, but not the date, for your first rebalancing, it occurs one interval after the Issue Date. Otherwise, your first rebalancing occurs one interval after we receive your completed request form. All subsequent rebalancings occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Issue Date.

Generally, you may change the allocation percentages, frequency or choice of Sub-Accounts at any time. If you include the Fixed Account in a Portfolio Rebalancing program, however, in any consecutive twelve months you may not change the allocation percentages more than twice and the total change to the Fixed Amount allocation may not exceed 20%. We may waive this restriction.

If your total Policy Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit or suspend Portfolio Rebalancing at any time.

MARKET TIMING & EXCESSIVE TRADING The Policies are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Policy Value. Our policy is not to accept knowingly any premium intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Policy.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Sub-Account may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS. We reserve the right to limit transfers among the investment alternatives in any Policy Year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

o we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Policy Owners, or a specific transfer


                                16   PROSPECTUS
     request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Policy Owners; or

o we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

o the total dollar amount being transferred, both in the aggregate and in the transfer request;

o the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Sub-Account in a short period of time can constitute market timing);

o whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (E.G., International, High Yield, and Small Cap Sub-Accounts);

o whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

o    the investment objectives and/or size of the Sub-Account's underlying
     Portfolio.

We seek to uniformly apply these trading limitations to all trades, including those that occur through omnibus accounts at intermediaries. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Policy Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Policy Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Policy Owner from making future additions or transfers into the impacted Sub-Account(s) or will restrict that Policy Owner from making future additions or transfers into the class of Sub-Account(s) if the Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (E.G., International, High Yield, and Small Cap Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

AGREEMENTS TO SHARE INFORMATION WITH FUNDS.
Under the Investment Company Act of 1940, Lincoln Benefit Life Company ("Lincoln Benefit") has entered into information sharing agreements with each of the fund companies whose funds are offered under the Policy. Policy Owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and Lincoln Benefit's trading policy. Under these agreements, Lincoln Benefit is required to share information regarding Policy Owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about Policy Owner transactions, this information may include personal Policy Owner information, including names and social security numbers or other tax identification numbers. As a result of this information sharing, a fund company may direct us to restrict a Policy Owner's transactions if the fund determines that the Policy Owner has violated the fund's frequent trading policies. This could include the fund directing us to reject any allocations of premium or Policy value to the fund.

SHORT TERM TRADING FEES. The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity and/or holding periods that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Policy Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.


                                17   PROSPECTUS

INVESTMENT AND FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

THE SUB-ACCOUNTS AND THE PORTFOLIOS. Each of the Sub-Accounts of the Separate Account invests in the shares of one of the Portfolios. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We use the Net Premiums you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and redeem shares in the Portfolios to meet Policy obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Each Portfolio is either an open-end management investment company registered under the 1940 Act or a separate investment series of an open-end management investment company.

Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio is subject to certain investment restrictions and policies, which may not be changed without the approval of a majority of the shareholders of the Portfolio. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives.

We have briefly described the Portfolios below. The Sub-Accounts investing in certain Portfolios may not be available in all states. You should read the current Prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios, their investment objectives and strategies, and the investment risks associated with the Portfolios. We will mail to you a prospectus for each Portfolio related the Sub-Accounts to which you allocate your premium.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND

EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE

SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES,
              --------------------------------------------------------------
PLEASE CONTACT US AT 1-800-865-5237.
------------------------------------


 Sub-Accounts                                        Investment Objective                                  Investment Adviser
 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. American Franchise Fund - Series I    To seek capital growth
 Invesco V.I. Core Equity Fund - Series I           Long-term growth of capital
 Invesco V.I. Government Securities Fund - Series   Total return comprised of current income and capital
  I                                                 appreciation
 Invesco V.I. Growth and Income Fund - Series I     To seek long-term growth of capital and income
 Invesco V.I. High Yield Fund - Series I            Total return comprised of current income and capital
                                                    appreciation
                                                                                                          INVESCO ADVISERS, INC.
 Invesco V.I. Mid Cap Core Equity Fund - Series     Long-term growth of capital
  I
 Invesco V.I. Mid Cap Growth Fund - Series II       To seek capital growth
 Invesco V.I. Value Opportunities Fund - Series I   Long-term growth of capital
 Invesco V.I. American Value Fund - Series I        To provide above-average total return over a market
                                                    cycle of three to five years by investing in common
                                                    stocks and other equity securities.
 THE ALGER PORTFOLIOS
 Alger Capital Appreciation Portfolio - Class I-2   Long-term capital appreciation
                                                                                                          FRED ALGER MANAGEMENT,
 Alger Large Cap Growth Portfolio - Class I-2       Long-term capital appreciation
                                                                                                          INC.
 Alger Mid Cap Growth Portfolio - Class I-2         Long-term capital appreciation

                                18  PROSPECTUS

 Sub-Accounts                                            Investment Objective
 DWS VARIABLE SERIES II
 DWS Global Income Builder VIP - Class A                To maximize income while maintaining prospects for
                                                        capital appreciation
 DWS INVESTMENTS VIT FUNDS
 DWS Equity 500 Index VIP - Class A                     To replicate as closely as possible before deduction of
                                                        expenses, performance of the S&P 500 Index which
                                                        emphasizes stocks of large U.S. companies.
 DWS Small Cap Index VIP - Class A                      To replicate as closely as possible before deduction of
                                                        expenses, performance of the Russell 2000 Index which
                                                        emphasizes stocks of small U.S. companies.
 FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
 Fidelity VIP Asset ManagerSM Portfolio - Initial       To obtain high total return with reduced risk over the
  Class                                                 long term by allocating its assets among stocks, bonds,
                                                        and short-term instruments.
 Fidelity VIP Contrafund(Reg. TM) Portfolio - Initial   Long-term capital appreciation.
  Class
 Fidelity VIP Equity-Income Portfolio - Initial         The Fund seeks reasonable Income. The fund will also
  Class                                                 consider the potential for capital appreciation. The
                                                        fund's goal is to achieve a yield which exceeds the
                                                        composite yield on the securities comprising the
                                                        Standard & Poor's 500SM Index (S&P 500(Reg. TM)).
 Fidelity VIP Growth Portfolio - Initial Class          To achieve capital appreciation.
 Fidelity VIP Index 500 Portfolio - Initial Class       The Fund seeks investment results that correspond to
                                                        the total return of common stocks publicly traded in the
                                                        United States, as represented by the Standard & Poor's
                                                        500SM Index (S&P 500(Reg. TM)).
 Fidelity VIP Investment Grade Bond Portfolio -         As high a level of current income as is consistent with
  Initial Class                                         the preservation of capital.
 Fidelity VIP Money Market Portfolio - Initial          As high a level of current income as is consistent with
  Class                                                 preservation of capital and liquidity.
 Fidelity VIP Overseas Portfolio - Initial Class        Long-term growth of capital.
 ALPS VARIABLE INVESTMENT TRUST (1)
 Ibbotson Aggressive Growth ETF Asset                   Capital appreciation
  Allocation Portfolio Class I
 Ibbotson Balanced ETF Asset Allocation                 Capital appreciation and some current income
  Portfolio Class I
 Ibbotson Conservative ETF Asset Allocation             Current income and preservation of capital
  Portfolio Class I
 Ibbotson Growth ETF Asset Allocation Portfolio         Capital appreciation
  Class I
 Ibbotson Income and Growth ETF Asset                   Current income and capital appreciation
  Allocation Portfolio Class I



 Sub-Accounts                                            Investment Adviser
 DWS VARIABLE SERIES II
 DWS Global Income Builder VIP - Class A                DEUTSCHE INVESTMENT
                                                        MANAGEMENT AMERICAS INC.
 DWS INVESTMENTS VIT FUNDS
 DWS Equity 500 Index VIP - Class A
                                                        DEUTSCHE INVESTMENT
                                                        MANAGEMENT AMERICAS INC.
 DWS Small Cap Index VIP - Class A
 FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
 Fidelity VIP Asset ManagerSM Portfolio - Initial
  Class
 Fidelity VIP Contrafund(Reg. TM) Portfolio - Initial
  Class
 Fidelity VIP Equity-Income Portfolio - Initial
  Class
                                                        FIDELITY MANAGEMENT &
 Fidelity VIP Growth Portfolio - Initial Class
                                                        RESEARCH COMPANY
 Fidelity VIP Index 500 Portfolio - Initial Class
 Fidelity VIP Investment Grade Bond Portfolio -
  Initial Class
 Fidelity VIP Money Market Portfolio - Initial
  Class
 Fidelity VIP Overseas Portfolio - Initial Class
 ALPS VARIABLE INVESTMENT TRUST (1)
 Ibbotson Aggressive Growth ETF Asset
  Allocation Portfolio Class I
 Ibbotson Balanced ETF Asset Allocation
  Portfolio Class I
                                                        ALPS ADVISORS, INC. (ADVISER)
 Ibbotson Conservative ETF Asset Allocation
                                                        / IBBOTSON ASSOCIATES, INC.
  Portfolio Class I
                                                        (SUB-ADVISER)
 Ibbotson Growth ETF Asset Allocation Portfolio
  Class I
 Ibbotson Income and Growth ETF Asset
  Allocation Portfolio Class I

                                19  PROSPECTUS

 Sub-Accounts                                            Investment Objective
 JANUS ASPEN SERIES
 Janus Aspen Series Balanced Portfolio - Service        Long-term capital growth, consistent with preservation
  Shares                                                of capital and balanced by current income
 Janus Aspen Series Forty Portfolio - Institutional     Long-term growth of capital
  Shares
 Janus Aspen Perkins Mid Cap Value Portfolio -          Capital appreciation
  Service Shares
 Janus Aspen Series Overseas Portfolio - Service        Long-term growth of capital
  Shares
 Janus Aspen Series Global Research Portfolio -         Long-term growth of capital.
  Service Shares
 LAZARD RETIREMENT SERIES , INC.
 Lazard Retirement Emerging Markets Equity              Long-term capital appreciation
  Portfolio
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Fundamental All Cap Value         Long-term capital growth with current income as a
  Portfolio - Class I                                   secondary consideration
 ClearBridge Variable Large Cap Value Portfolio         Long-term growth of capital with current income as a
                                                        secondary objective
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable Global High Yield Bond          Maximize total return
  Portfolio (2)
 MFS(Reg. TM) VARIABLE INSURANCE TRUST
 MFS(Reg. TM) High Income Series - Initial Class        Total return with an emphasis on high current income,
                                                        but also considering capital appreciation
 MFS(Reg. TM) Investors Growth Stock Series - Initial   Capital appreciation
  Class
 MFS(Reg. TM) Investors Trust Series - Initial Class    Capital appreciation
 MFS(Reg. TM) New Discovery Series - Initial Class      Capital appreciation
 MFS(Reg. TM) Total Return Series - Initial Class       Total return
 MFS(Reg. TM) Utilities Series - Initial Class          Total return
 MFS(Reg. TM) Value Series - Initial Class              Capital appreciation
 MFS(Reg. TM) VARIABLE INSURANCE TRUST II
 MFS(Reg. TM) High Yield Portfolio - Initial Class      Capital appreciation
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Global Fund/VA - Service Shares            The fund seeks capital appreciation
 Oppenheimer Main Street Small Cap Fund(Reg. TM)/VA     The fund seeks capital appreciation
 Oppenheimer Discovery Mid-Cap Growth                   Capital appreciation.
  Fund/VA
 Oppenheimer International Growth Fund/VA (3)           The fund seeks capital appreciation



 Sub-Accounts                                            Investment Adviser
 JANUS ASPEN SERIES
 Janus Aspen Series Balanced Portfolio - Service
  Shares
 Janus Aspen Series Forty Portfolio - Institutional
  Shares
 Janus Aspen Perkins Mid Cap Value Portfolio -          JANUS CAPITAL MANAGEMENT
  Service Shares                                        LLC
 Janus Aspen Series Overseas Portfolio - Service
  Shares
 Janus Aspen Series Global Research Portfolio -
  Service Shares
 LAZARD RETIREMENT SERIES , INC.
 Lazard Retirement Emerging Markets Equity              LAZARD ASSET MANAGEMENT
  Portfolio                                             LLC
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Fundamental All Cap Value
  Portfolio - Class I                                   LEGG MASON PARTNERS FUND
                                                        ADVISOR, LLC
 ClearBridge Variable Large Cap Value Portfolio
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable Global High Yield Bond          LEGG MASON PARTNERS FUND
  Portfolio (2)                                         ADVISOR, LLC
 MFS(Reg. TM) VARIABLE INSURANCE TRUST
 MFS(Reg. TM) High Income Series - Initial Class
 MFS(Reg. TM) Investors Growth Stock Series - Initial
  Class
 MFS(Reg. TM) Investors Trust Series - Initial Class
                                                        MFS(Reg. TM) INVESTMENT
                                                        MANAGEMENT
 MFS(Reg. TM) New Discovery Series - Initial Class
 MFS(Reg. TM) Total Return Series - Initial Class
 MFS(Reg. TM) Utilities Series - Initial Class
 MFS(Reg. TM) Value Series - Initial Class
 MFS(Reg. TM) VARIABLE INSURANCE TRUST II
 MFS(Reg. TM) High Yield Portfolio - Initial Class      MFS(Reg. TM) INVESTMENT
                                                        MANAGEMENT
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Global Fund/VA - Service Shares
 Oppenheimer Main Street Small Cap Fund(Reg. TM)/VA
                                                        OPPENHEIMERFUNDS, INC.
 Oppenheimer Discovery Mid-Cap Growth
  Fund/VA
 Oppenheimer International Growth Fund/VA (3)

                                20  PROSPECTUS

  Sub-Accounts                                      Investment Objective
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT Foreign Bond Portfolio (U.S.           Portfolio seeks maximum total return, consistent with
  Dollar-Hedged) - Administrative Shares          preservation of capital and prudent investment
                                                  management.
 PIMCO VIT Money Market Portfolio -               Portfolio seeks maximum current income, consistent
  Administrative Shares                           with preservation of capital and daily liquidity
 PIMCO VIT Real Return Portfolio -                Portfolio seeks maximum real return, consistent with
  Administrative Shares                           preservation of real capital and prudent investment
                                                  management
 PIMCO VIT Total Return Portfolio -               Portfolio seeks maximum total return, consistent with
  Administrative Shares                           preservation of capital and prudent investment
                                                  management.
 PUTNAM VARIABLE TRUST
 Putnam VT High Yield Fund - Class IA             High current income. Capital growth is a secondary goal
                                                  when consistent with achieving high current income.
 Putnam VT International Value Fund - Class IA    Capital growth. Current income is a secondary
                                                  objective.
 THE RYDEX VARIABLE TRUST
 Guggenheim VT Long Short Equity Fund             Long-term capital appreciation.
 T. ROWE PRICE EQUITY SERIES, INC.
 T. Rowe Price Blue Chip Growth Portfolio - I     Long-term capital growth. Income is a secondary
                                                  objective.
 T. Rowe Price Equity Income Portfolio - I        Substantial dividend income as well as long-term growth
                                                  of capital.
 VAN ECK VIP TRUST
 Van Eck VIP Emerging Markets Fund - Initial      Long-term capital appreciation by investing primarily in
  Class                                           equity securities in emerging markets around the world
 Van Eck VIP Multi-Manager Alternatives Fund -    Consistent absolute (positive) returns in various market
  Initial Class                                   cycles
 Van Eck VIP Global Hard Assets Fund - Initial    Long-term capital appreciation by investing primarily in
  Class (4)                                       hard asset securities. BAD CHARACTERIncome is a secondary
                                                  consideration.
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 Morgan Stanley UIF Growth Portfolio, Class I     Long-term capital appreciation by investing primarily in
                                                  growth-oriented equity securities of large capitalization
                                                  companies.
 Morgan Stanley UIF U.S. Real Estate Portfolio,   Above average current income and long-term capital
  Class I                                         appreciation by investing primarily in equity securities
                                                  of companies in the U.S. real estate industry, including
                                                  real estate investment trusts.



  Sub-Accounts                                      Investment Adviser
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT Foreign Bond Portfolio (U.S.
  Dollar-Hedged) - Administrative Shares
 PIMCO VIT Money Market Portfolio -
  Administrative Shares
                                                  PACIFIC INVESTMENT
 PIMCO VIT Real Return Portfolio -
                                                  MANAGEMENT COMPANY LLC
  Administrative Shares
 PIMCO VIT Total Return Portfolio -
  Administrative Shares
 PUTNAM VARIABLE TRUST
 Putnam VT High Yield Fund - Class IA
                                                  PUTNAM INVESTMENT
                                                  MANAGEMENT, LLC
 Putnam VT International Value Fund - Class IA
 THE RYDEX VARIABLE TRUST
 Guggenheim VT Long Short Equity Fund             GUGGENHEIM INVESTMENTS
 T. ROWE PRICE EQUITY SERIES, INC.
 T. Rowe Price Blue Chip Growth Portfolio - I
                                                  T. ROWE PRICE ASSOCIATES,
                                                  INC.
 T. Rowe Price Equity Income Portfolio - I
 VAN ECK VIP TRUST
 Van Eck VIP Emerging Markets Fund - Initial
  Class
 Van Eck VIP Multi-Manager Alternatives Fund -
                                                  VAN ECK ASSOCIATES
  Initial Class
                                                  CORPORATION
 Van Eck VIP Global Hard Assets Fund - Initial
  Class (4)
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 Morgan Stanley UIF Growth Portfolio, Class I
                                                  MORGAN STANLEY INVESTMENT
 Morgan Stanley UIF U.S. Real Estate Portfolio,
                                                  MANAGEMENT INC. (5)
  Class I

(1) The Ibbotson ETF Allocation Series Portfolios invest in underlying ETFs and will indirectly bear their proportionate share of any fees and expenses payable directly by the underlying ETFs. As a result, the Portfolios may incur higher expenses, many of which may be duplicative.

(2) Effective May 1, 2014, the Portfolio's objective was changed to the objective listed above.

(3)   Previous trust "Panorama Series Fund, Inc."

(4) Effective May 1, 2014, the Portfolio's objective was changed to the objective listed above.

(5) In certain instances, Morgan Stanley Investment Management Inc. formerly did business using the name Van Kampen.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Some of the Portfolios have been established by investment advisers, which manage retail mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact


                                21   PROSPECTUS
be modeled after retail mutual funds, you should understand that the Portfolios are not otherwise directly related to any retail mutual fund. Consequently, the investment performance of retail mutual funds and any similarly named Portfolio may differ substantially.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contacts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Policy Owners will not bear the attendant expenses.

VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Accounts to which you have allocated your Policy Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We notify you when your instructions are needed and provide proxy materials or other information to assist you in understanding the matter at issue. We determine the number of votes for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

In most cases, you are the person entitled to give voting instructions. However, if you assign your Policy, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.

If you send written voting instructions to us, we follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send written instructions, we vote the shares attributable to your Policy in the same proportions as the shares for which we have received instructions from other Policy Owners. While proportional voting guarantees all outstanding shares of a Portfolio are voted, it can lead to a small number of shareholders determining the outcome of a proxy.

We may, when required by state insurance regulatory authorities, disregard Policy Owner voting instructions if the instructions would cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Policy Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Policy Owners, and we may choose to do so.

ADDITIONS, DELETIONS AND SUBSTITUTIONS OF SECURITIES.
If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our management, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Policy, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Premiums under the Policy. Any substitution of securities will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Sub-Accounts:

o    to operate the Separate Account in any form permitted by law;

o to take any action necessary to comply with, or obtain and continue any exemption from, applicable laws;

o to transfer assets from one Sub-Account to another, or to our general account;

o    to add, combine, or remove Sub-Accounts in the Separate Account;

o to assess a charge for taxes attributable to the operations of the Separate Account or for other taxes, as described in "Charges and Deductions"; and

o to change the way in which we assess other charges, as long as the total other charges do not exceed the amount currently charged the Separate Account and the Portfolios in connection with the Policies.

If we take any of these actions, we will comply with the then applicable legal requirements.


                                22   PROSPECTUS

THE FIXED ACCOUNT. The portion of the Policy relating to the Fixed Account is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the disclosure regarding the Fixed Account has not been reviewed by the staff of the SEC. The statements about the Fixed Account in this Prospectus may be subject to generally applicable provisions of the federal securities laws regarding accuracy and completeness.

You may allocate part or all of your Premiums to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Lincoln Benefit invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We credit interest to amounts allocated to the Fixed Account at an effective annual rate of at least 4%. We are not obligated to, but we may credit interest at a higher rate. You assume the risk that the interest rate credited to the Fixed Account may be no higher than 4%.

SELECTBALANCE/SM/ ASSET ALLOCATION PROGRAM. As a Policy Owner, you may elect to participate in the optional SelectBalance asset allocation program ("SelectBalance") for no additional charge to you. SelectBalance can be elected at any time your Policy is inforce. The Select Balance program provides Policy Owners with an assessment questionnaire to help them determine their investment time horizon and tolerance for risk. The questions on the questionnaire have been provided by ALPS, Inc. and Ibbotson Associates and included in the SelectBalance program information developed and provided by us. Based on the answers to the questionnaire, one of five asset allocation Sub-Accounts, the Ibbotson ETF Asset Allocation Series Portfolios, is recommended. These portfolios are managed such that the allocations between different asset classes remain consistent with the qualities identified during the initial assessment. The objective of each asset allocation Sub-Account is to provide disciplined, diversified access to a variety of asset classes that is consistent with an investor's risk profile and investment time horizon.

Asset allocation is the process by which your Policy Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Policy Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

If you elect to participate in this program, you may select one of the currently available Ibbotson ETF Allocation Series Portfolios. The Portfolios, advised by ALPS Advisers, Inc. and sub-advised Ibbotson Associates, Inc., represent five different investment styles: Conservative, Income and Growth, Balanced, Growth, and Aggressive Growth. Each of the Ibbotson ETF Allocation Series Portfolios is designed to meet the investment goals of the applicable investment style. Once you select an Ibbotson ETF Allocation Series Portfolio, your Policy Value will be allocated to the corresponding Ibbotson ETF Allocation Series Sub-Account. Additional investment options available with the SelectBalance program at issue include the Fixed Account and the Fidelity VIP Money Market Sub-Account. We recommend that you consult with your sales representative and obtain and read the prospectus for the Ibbotson ETF Allocation Series carefully before participating in the SelectBalance program.

You may also allocate Policy Value among the Ibbotson ETF Allocation Series Portfolios and any other investment options offered on your Policy as desired. You can discontinue participation in the SelectBalance program at any time by submitting a Fund Change form. Each transfer you make to modify your SelectBalance program will count towards the number of transfers you can make without paying a transfer fee. You may want to consult with your sales representative before making a change to the SelectBalance program to help you determine if the change is appropriate for your needs.

Although it is not advised, the Ibbotson ETF Allocation Series Portfolios Sub-Accounts could be invested in without completing the assessment questionnaire. This is not advised because the differing responses to the questionnaire are what have been used to develop the investment styles of the five Ibbotson ETF Series Portfolios.

Lincoln Benefit, the principal underwriter of the Policy and ADLLC, the distributor of the Policy, do not intend to provide any personalized investment advice in connection with the SelectBalance program and you should not rely on this program as providing individualized investment recommendations to you. Policy Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their financial decisions.

The SelectBalance program can be used in conjunction with our Dollar Cost Averaging program or Portfolio Rebalancing program. We reserve the right to terminate the SelectBalance program at any time. If the program is terminated, but the Ibbotson ETF Allocation Series Portfolios are still available, the policyholder's allocation will remain in the Ibbotson ETF Allocation Series Portfolios Subaccounts previously elected.


                                23   PROSPECTUS

DEATH BENEFITS AND OPTIONAL INSURANCE BENEFITS
--------------------------------------------------------------------------------

DEATH BENEFITS. While your Policy is in force, we pay the Death Benefit proceeds upon the death of the Insured. We will pay the Death Benefit proceeds to the named Beneficiary(ies) or contingent Beneficiary(ies). As described below in "Settlement Options," we pay the Death Benefit proceeds in a lump sum or under an optional payment plan.

The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Policy Debt and less any due and unpaid charges. The proceeds may be increased, if you have added a rider that provides an additional benefit. Please see "Optional Insurance Benefits" beginning on page
25. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied. The amount of the Death Benefit is based on the Death Benefit Option you have selected, any increases or decreases in the Face Amount, and in some instances your Policy Value.

DEATH BENEFIT OPTIONS. You may choose one of two Death Benefit Options:

     Option 1: the Death Benefit is the greater of: (a) the Face Amount of the
     ---------
     Policy; or (b) the Policy Value multiplied by the applicable corridor percentage as described below, and as set forth in your Policy. Option 1 is designed to provide a specific amount of Death Benefit that generally does not vary with changes in the Policy Value. As your Policy Value increases, the Net Amount at Risk under your Policy generally decreases, unless your Policy Value is sufficiently large to require that the Death Benefit be determined using the applicable corridor percentage.

     Option 2: the Death Benefit is the greater of: (a) the Face Amount plus
     ---------
     the Policy Value; or (b) the Policy Value multiplied by the applicable corridor percentage. Under Option 2, the amount of the Death Benefit generally increases to reflect increases in the Policy Value. Under this option your Policy generally involves a constant Net Amount at Risk.

Your Policy has a minimum Death Benefit. While your Policy remains in force, we guarantee that the Death Benefit will not be less than the greater of the current Face Amount of the Policy or the Policy Value multiplied by the applicable corridor percentage. We have set forth the applicable corridor percentages in the Policy. The corridor percentages are based upon the age of the Insured. The applicable corridor percentage decreases from 250% at age 40 or less to 101% at age 94 or above.

Since the cost of insurance charge is based upon the net amount at risk, it generally is less under a Policy with an Option 1 Death Benefit than one with an Option 2 Death Benefit. As a result, if the Sub-Accounts you select experience favorable investment results, your Policy Value tends to increase faster under Option 1 than under Option 2, but the total Death Benefit under Option 2 increases or decreases directly with changes in Policy Value. Thus, you may prefer Option 1 if you are more interested in the possibility of increasing your Policy Value based upon favorable investment experience, while you may prefer Option 2 if you are seeking to increase total Death Benefits.

Example of Applicable Corridor Percentage. The corridor percentages are set so
------------------------------------------
as to seek to ensure that the Policies qualify for favorable federal income tax treatment. An increase in Policy Value due to favorable investment experience may increase the Death Benefit above the Face Amount, and a decrease in Policy Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Face Amount). For example, if in the example below the Policy Owner paid a Net Premium of $40,000 and the Policy Value increased to $48,000 and then decreased to $34,000, the changes in Policy Value would have the following effects on the Death Benefit:


            EXAMPLES                        A                  B
--------------------------------      -------------      -------------
Face Amount                           $100,000           $100,000
Death Benefit Option                         1                  1
Insured's Attained Age                      45                 45
Policy Value on Date of Death         $ 48,000           $ 34,000
Applicable Corridor Percentage             215%               215%
Death Benefit                         $103,200           $100,000

In Example A, the Death Benefit equals $103,200, i.e., the greater of $100,000 (the Face Amount) and $103,200 (the Policy Value at the Date of Death of $48,000, multiplied by the corridor percentage of 215%). This amount, less any Policy Debt and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

In Example B, the Death Benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $73,100 (the Policy Value of $34,000 multiplied by the corridor percentage of 215%).

CHANGE TO DEATH BENEFIT OPTION. After the first Policy Year, you may change the Death Benefit Option by writing to us at the address given on the first page of this Prospectus. If you ask to change from Option 2 to Option 1, we increase the Face Amount of your Policy by the amount of the Policy Value. If you ask to change from Option 1 to Option 2, we decrease the Face Amount of your Policy by the amount of the Policy Value. The change takes effect on the Monthly Deduction Day on or immediately following the day we receive your written request. We do not currently require you to prove


                                24   PROSPECTUS
insurability for a change from Death Benefit Option 2 to Option 1. We do require such evidence satisfactory to us for a change from Option 1 to Option 2.

You may not change the Death Benefit Option under your Policy if afterward the Face Amount remaining in force would be less than $250,000.

CHANGE TO FACE AMOUNT. You may change the Face Amount after the first Policy Year. You may request the change by writing to us at the address shown on the first page of this Prospectus. You should be aware that a change in the Face Amount changes the net amount at risk and, therefore, changes the cost of insurance charges on your Policy. The change will take effect on the Monthly Deduction Day after we approve the request. We do not permit a Face Amount change if the Policy is in the Grace Period.

If you request a decrease in Face Amount, we first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the coverage under the original application. We do not permit a decrease in the Face Amount of your Policy if afterward the Face Amount remaining in force would be less than $100,000. A decrease in the Face Amount affects the Safety Net Premium.

To apply for an increase in the Face Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence that the Insured is insurable. We do not permit any increase in Face Amount after the Insured's 80th birthday. The minimum amount of a Face Amount increase is $10,000. You may not increase the Face Amount of your Policy more often than once every twelve months.

You should be aware that an increase in the Face Amount of your Policy affects the cost of insurance charges applicable to your Policy. As noted above, we deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also increases the net amount at risk under your Policy. We will not approve a request for a Face Amount increase if the Net Surrender Value is too small to pay the Monthly Deduction for the Policy Month following the increase. As described in "Surrender Charge" on page 32 of this Prospectus, if you increase the Face Amount of your Policy, your maximum surrender charge also increases. Finally, increases in the Face Amount of your Policy also increase the Safety Net Premium amount. Modifying the Policy's Face Amount may have tax ramifications. For additional information, please see "Federal Taxes" on page 34.

OPTIONAL INSURANCE BENEFITS. You may ask to add one or more riders to your Policy to provide additional optional insurance benefits. We require evidence of insurability before we issue a rider to you. We deduct the cost of any riders as part of the Monthly Deduction. Adding a Rider may also increase the Safety Net Premium amount for your Policy. The riders we currently offer are described below. All of these riders may be added to your Policy at any time except the Primary Insured Rider, the Full Surrender Charge Adjustment Rider, and the Overloan Protection Rider which are only available at Policy issue. In our discretion, we may offer additional riders or stop offering a rider. The Overloan Protection Rider is available only for policies applied for on or after the later of May 1, 2007, or the date the applicable state approved the rider.

o    Children's Level Term Rider.

This rider provides for level term insurance on the Insured's children, as defined in the rider. We provide coverage until the earlier of the child's 25th birthday or the Insured's age 65. We pay the Death Benefit to the person designated by you. If the Insured dies while the rider is in effect, we convert the coverage on each child to paid-up term insurance that remains in force until the child reaches age 25. The rider may be exchanged for a new term policy on the earlier of each child's 25th birthday, or the Insured's age 65. We do not require evidence of insurability to exchange the rider.

o    Accidental Death Benefit Rider.

Under this rider, we provide additional insurance if the Insured dies from accidental bodily injury as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the next Policy Anniversary after the Insured's 70th birthday; or (3) you ask to end the rider.


o    Continuation of Premium Rider.

Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the Insured reaches age 60; or (3) you ask to end the rider.

o    Additional Insured Term Rider.

This rider provides life insurance coverage on an Additional Insured. We pay the Face Amount of the rider to the named Beneficiary when we receive due proof that the Additional Insured died while the rider was in force. You may renew the coverage until the Additional Insured reaches age 99. Until the Additional Insured's 75th birthday, you may exchange the rider for a new Policy on the Additional Insured's life, subject to certain conditions as defined in the rider. We do not require evidence of insurability to exchange the rider.

o    Primary Insured Term Rider.

This rider provides additional term life insurance coverage on the Primary Insured. You may renew this coverage until the Insured reaches age 99. Until the Insured reaches age 75, you may exchange the rider for a new Policy. In addition, after the first Policy Year and until the Insured reaches age 75, you may convert the rider to the base Policy. We do not require evidence of insurability to exchange or convert the Policy. If you


                                25   PROSPECTUS
purchase this rider, your surrender charge is less than if you purchased a single Policy with the same Face Amount as the total coverage of your Policy and Primary Insured Term Rider. In addition, at least initially your total insurance charges are lower for a Policy/Primary Insured Term Rider combination, although they may be higher if your Policy Value increases and the net amount at risk under your Policy decreases sufficiently.

Commissions payable to sales representatives on the sale of Policies with a Primary Insured Term Rider are calculated based on the total premium payments made for the base Policy and the rider. The commissions will vary depending on the ratio of the premium for the base Policy and the rider. The same amount of premium will result in the highest commission when there is no rider, with the commission declining as the portion of the death benefit coverage allocated to the rider increases. Thus, the lowest commission amount is payable when the maximum rider is purchased.

o    Accelerated Death Benefit Rider, Terminal Illness.

This rider provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us. A terminal illness is a medical condition of the Insured that, not withstanding medical care, will result in death within twelve months, or as otherwise provided by applicable state law. You may add this rider after your Policy is issued if the rider is available in your state. There is no additional cost for this rider. The maximum accelerated death benefit you may receive is the lesser of:

     (i) 50% of the Death Benefit as of the date the first request is paid; or

     (ii) $250,000, including all other accelerated benefit amounts paid under all policies issued by us on the life of the Insured.

The Death Benefit and Policy Value of your Policy are reduced if an accelerated benefit is paid. The amount of Death Benefit that you request to accelerate is reduced by:

     (i) any due and uncollected Monthly Deductions, or unpaid required Premium if a claim occurs during a Grace Period;

     (ii) if allowed in your state, an administrative expense charge of up to $200 for each accelerated benefit request;

     (iii) pro-rata amount of any outstanding Policy Loan; and

     (iv) twelve-month actuarial discount that reflects the early payment of the accelerated benefit amount.

If your Policy was issued in connection with a Qualified Plan, we may not be able to offer you some of the benefits provided by these riders.

o    Accelerated Death Benefit Rider, Permanent Confinement

This rider provides for an advance of a portion of the Death Benefit if:

     1) the Insured has been confined to a nursing care facility for at least a year and is expected to remain there for the rest of his or her life; and

     2) within the previous 12 months, the Insured has been certified by a licensed health care practitioner as a chronically ill individual.

Request for benefits under this rider may be made on or after the first Policy anniversary. You may add this rider after your Policy is issued if the rider is available in your state. There is no additional cost for this rider. The maximum accelerated death benefit you may receive is the lesser of :

     1)    80% of the Death Benefit as of the date the first request is paid;
           or

     2) $250,000, including all other accelerated benefit amounts paid under all policies and riders issued by us on the life of the Insured.

The Death Benefit and Policy Value of your Policy are reduced if an accelerated benefit is paid. The amount of Death Benefit that you request to accelerate is reduced by:

     1) any due and uncollected Monthly Deductions or unpaid required Premium if a claim occurs during a Grace Period;

     2) if allowed in your state and/or the rules and regulations of the Internal Revenue Service, an administrative charge of $150 for each accelerated benefit request;

     3)    pro rata amount of any outstanding Policy Loan; and

     4) an actuarial discount reflecting the early payment of the accelerated benefit amount.

o    Full Surrender Charge Adjustment Rider.

Under this rider, we waive the surrender charges upon full surrender of the Policy during the first five Policy Years. There is no waiver of surrender charges on partial withdrawals. In addition, full surrender charges apply in determining the maximum amount available for Policy Loan or withdrawal. The rider can only be added to the Policy at issue. There is no additional cost for the rider.

The rider is generally available for use with the Policy only in business-related situations. In order to qualify for the rider, the initial or planned Premium for the Policy at issue must be $50,000 or more. You may add the rider if it is available in your state. The rider cannot be deleted once it is added to a Policy. We may modify from time to time the criteria for qualification for the rider.


                                26   PROSPECTUS

o    Overloan Protection Rider

If the benefit is elected under this rider, the Policy will not lapse due to Policy loans exceeding the Surrender Value. The Overloan Protection Rider converts your Policy to a paid-up policy, which cannot lapse. As a paid- up policy, no additional premiums, withdrawals or loans are permitted. No additional monthly charges are deducted from your Policy. You are permitted to repay any outstanding loans on the Policy. There is no charge for the rider unless the benefit is elected, when a one-time charge of 4.5% of the Policy Value will be deducted. The rider benefit is only available if certain conditions are met. These conditions are;

1)   the Policy has been in force for at least 15 policy years;

2)   the Insured has attained age 75;

3)   the Death Benefit option for the Policy must be Option 1;

4)   the Policy Debt is greater than the Face Amount;

5)   the Policy Debt is at least 90% of the Surrender Value;

6) the sum of all partial withdrawals must be at least equal to the sum of all Premiums paid;

7) the Policy must not be a modified endowment contract (MEC) as defined by federal tax laws, and exercising the rider must not cause the Policy to become a MEC; and

8) the Policy Debt is no more than 99.9% of the Surrender Value after the overloan protection election charge has been deducted from the Policy Value.

POLICY LOANS
--------------------------------------------------------------------------------

GENERAL. While the Policy is in force, you may borrow money from us using the Policy as the only security for your loan. Loans have priority over the claims of any assignee or any other person. The maximum amount available for Policy Loans is 90% of the Surrender Value of your Policy at the end of the Valuation Period in which we receive your loan request. Outstanding Policy Loans and loan interest reduce the amount you may request. Other restrictions may apply if your Policy was issued in connection with a Qualified Plan. In addition, if you have named an irrevocable Beneficiary, you must also obtain his or her written consent before we make a Policy Loan to you.

We ordinarily disburse your loan to you within seven days after we receive your loan request at our home office. We may, however, postpone payment in the circumstances described above in "Policy Value - Postponement of Payments."

When we make a Policy Loan to you, we transfer to the Loan Account a portion of the Policy Value equal to the loan amount. We also transfer in this manner Policy Value equal to any due and unpaid loan interest. As of May 1, 2009, we usually take the transfers from the Sub-Accounts and the Fixed Account pro rata based upon the balances of each Sub-Account and the Fixed Account. On or about August 1, 2009, all loan amounts will be transferred from the Sub-Accounts and the Fixed Account to the Loan Account in the same allocation percentages as specified for premium payments. However, we do not withdraw amounts from the Fixed Account equaling more than the total loan multiplied by the ratio of the Fixed Account to the Policy Value immediately preceding the loan. The amounts allocated to the Loan Account are credited with interest at the Loan Credited Rate stated in your Policy.

LOAN INTEREST. Interest on Policy Loans accrues daily and is due at the end of each Policy Year. If you do not pay the interest on a Policy Loan when due, the unpaid interest becomes part of the Policy Loan and accrues interest at the same rate. In addition, we transfer the difference between the values of the Loan Account and the Policy Debt on a pro-rata basis from the Sub-Accounts and the Fixed Account to the Loan Account.

You may borrow an amount equal to your Policy Value, less all Premiums paid, as a preferred loan. The interest rate charged for preferred loans is 4.0% per year. A standard loan is the amount that may be borrowed from the sum of Premiums paid. All non-preferred loans will be treated as a standard loan. The interest rate charged for standard loans is currently 5.0% per year.

Upon expiration of the initial surrender charge period, all new and existing loans will be treated as preferred loans. The initial surrender charge period expires when the surrender charge amount becomes zero as shown on the Policy Data pages of your policy.

LOAN REPAYMENT. While the Policy remains in force, you may repay the Policy Loan in whole or in part without any penalty at any time while the Insured is living. If you have a Policy Loan outstanding, we assume that any payment we receive from you is to be applied as Premium to your Policy Value, unless you tell us to treat your payment as a loan repayment. If you designate a payment as a loan repayment or interest payments, your payment is allocated among the Sub-Accounts and the Fixed Account using the same percentages used to allocate Net Premiums. An amount equal to the payment is deducted from the Loan Account.


If the total outstanding loan(s) and loan interest exceeds the Surrender Value of your Policy, we notify you and any assignee in writing. To keep the Policy in force, we


                                27   PROSPECTUS
require you to pay a Premium sufficient to keep the Policy in force for at least three more months. If you do not pay us sufficient Premium within the 61-day Grace Period, your Policy lapses and terminates without value. As explained in the section entitled "Lapse and Reinstatement" below, you may subsequently reinstate the Policy by either repayment or reimbursement of any Policy Debt that was outstanding at the end of the Grace Period. If your Policy lapses while a Policy Loan is outstanding, you may owe taxes or suffer other adverse tax consequences even if you subsequently reinstate the Policy. Please consult a tax adviser for details.

PRE-EXISTING LOAN. If you have a loan with another insurance company, and you are terminating that policy to buy one from us, usually you would repay the old loan during the process of surrendering the old policy. Income taxes on the interest earned may be due. We permit you to carry this old loan over to your new Policy through a Tax Code Section 1035 tax-free exchange, up to certain limits. The use of a Section 1035 tax-free exchange may avoid any current income tax liability that would be due if the old loan was extinguished.

If you transfer a Policy Loan from another insurer as part of a Section 1035 tax-free exchange, we treat a loan of up to 20% of your Policy Value as a preferred loan. If the amount due is more than 20% of your Policy Value, we treat the excess as a standard loan. The treatment of transferred Policy Loans is illustrated in the following example:



Transferred Policy Value        $190,000
Transferred Policy Loan         $ 40,000
Surrender Value                 $150,000
20% of Policy Value             $ 38,000
Preferred Loan                  $ 38,000
Standard Loan                   $  2,000

Upon expiration of the initial surrender charge period, all new and existing loans will be treated as preferred loans.

EFFECT ON POLICY VALUE. A Policy Loan, whether or not repaid, has a permanent effect on the Policy Value because the investment results of each Sub-Account and the Fixed Account apply only to the amount remaining in that account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Policy Value does not increase as rapidly as it would if you had not taken a Policy Loan. However, if the Sub-Accounts or the Fixed Account or both earn less than that rate, then your Policy Value is greater than it would have been if you had not taken a Policy Loan. The combination of an increasing loan balance, deductions for contract charges and fees, and unfavorable investment performance may cause the Policy to lapse, triggering ordinary income taxation on the outstanding loan balance to the extent it exceeds your cost basis in the Policy. Also, if you do not repay a Policy Loan, total outstanding Policy Debt is subtracted from the Death Benefit and Surrender Value otherwise payable.

SURRENDERS AND WITHDRAWALS
--------------------------------------------------------------------------------

SURRENDERS. While your Policy is in force, you may surrender the Policy. Your Policy terminates on the day we receive your written request, or the surrender effective date requested by you, whichever is later.

The Net Surrender Value equals the Policy Value, minus the surrender charge, minus any Policy Debt. The surrender charge is described in "Charges and Deductions - Surrender Charge" below. Upon surrender, we pay you the Net Surrender Value determined as of the day we receive your written request. We ordinarily pay you the Net Surrender Value of the Policy within seven days of our receiving your complete written request or on the effective surrender date you request, whichever is later. We may, however, postpone payment in the circumstances described in the "Policy Value - Postponement of Payments" section. The Policy cannot be reinstated once it is surrendered. You may receive the surrender proceeds in a lump sum or under any of the settlement options described in "Settlement Options" below. We have set forth the tax consequences of surrendering the Policy in "Federal Taxes" below.

PARTIAL WITHDRAWAL. General. While the Policy is in force after the first
                    --------
Policy Year, you may receive a portion of the Net Surrender Value by making a partial withdrawal from your Policy. The minimum partial withdrawal amount is $500. You may not withdraw an amount that would reduce the Net Surrender Value below $500 or reduce the Face Amount below $25,000. We deduct a partial withdrawal service fee of $10 from your withdrawal proceeds.

We subtract the amount withdrawn from your Policy Value. You may specify how much of your partial withdrawal you wish taken from each Sub-Account or from the Fixed Account. You may not withdraw from the Fixed Account more than the total withdrawal amount times the ratio of the Fixed Account to your total Policy Value immediately before the withdrawal.

You must request the partial withdrawal in writing. Your request is effective on the date received. Before we pay any partial withdrawal, you must provide us with a completed withholding form.

Effect on Face Amount. If you have selected Death Benefit Option 1, a partial
----------------------
withdrawal reduces the Face Amount of your Policy as well as the Policy Value. We reduce the Face Amount by the amount of the partial withdrawal. The Face Amount after a partial withdrawal may not be less than $25,000. If you have previously


                                28   PROSPECTUS
increased the Face Amount of your Policy, your partial withdrawals first reduce the Face Amount of the most recent increase, then the most recent increases successively, then the coverage under the original Policy.

Under Option 2, a reduction in Policy Value as a result of a partial withdrawal typically results in a dollar for dollar reduction in the Death Benefit proceeds payable under the Policy.

Tax Consequences. The tax consequences of partial withdrawals are discussed in
-----------------
"Federal Taxes" below.

SETTLEMENT OPTIONS
--------------------------------------------------------------------------------

We pay the surrender proceeds or Death Benefit proceeds under the Policy in a lump sum or under one of the Settlement Options that we then offer. You may request a Settlement Option by notifying us in writing at the address given on the first page of this Prospectus. We transfer to our Fixed Account any amount placed under a Settlement Option, which amount will not be affected thereafter by the investment performance of the Separate Account. We do not permit surrenders or partial withdrawals after payment under a settlement option commences.

The amount applied to a Settlement Option must include at least $5,000 of Policy Value and result in installment payments of not less than $50. When the proceeds are payable, we inform you concerning the rate of interest we credit to funds left with us. We guarantee that the rate of interest will be at least 3%. We may pay interest in excess of the guaranteed rate.

We currently offer the five Settlement Options described below:

     Option A - Interest. We hold the proceeds, credit interest to them and pay
     --------------------
     out the funds when the person entitled to them requests.

     Option B - Fixed Payments. We pay a selected monthly income until the
     --------------------------
     proceeds, and any interest credits, are exhausted.

     Option C - Life Income Guaranteed Period Certain. We pay the proceeds in a
     -------------------------------------------------
     monthly income for as long as the payee lives, or you may also select a guarantee period of between five and twenty years. If a guarantee period is selected, we make monthly payments at least until the payee dies. If the payee dies before the end of the guarantee period, we continue payments to a successor payee until the end of the guarantee period. If no guarantee period is selected or if the payee dies after the end of the guarantee period, we stop payments when the payee dies. It is possible for the payee to receive only one payment under this option, if the payee dies before the second payment is due and you did not choose a guarantee period. This Settlement Option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.

     Option D - Joint and Survivor. We pay the proceeds in a monthly income to
     ------------------------------
     two payees for as long as either payee is alive. Payments stop when both payees have died. It is possible for the payees to receive only one payment, if both payees die before the second payment is due. This Settlement Option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.

     Option E - Period Certain. We pay the proceeds in monthly installments for
     --------------------------
     a specified number of years, from five to twenty-five years. If the payee dies before the end of the specified period, we pay the remaining guaranteed payments to a successor payee.

In addition, we may agree to other Settlement Option plans. Write or call us to obtain information about them.

You may request that the proceeds of the Policy be paid under a Settlement Option by submitting a request to us in writing before the death of the Insured. If at the time of the Insured's death, no Settlement Option is in effect, the Beneficiary may choose a Settlement Option after the Death Benefit is payable and before it is paid. If you change the Beneficiary, the existing choice of Settlement Option becomes invalid and you may either notify us that you wish to continue the pre-existing choice of Settlement Option or select a new one.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD. If the Net Surrender Value is less than the Monthly Deduction due on a Monthly Deduction Day and the Safety Net Premium feature is not in effect, your Policy may lapse. We give you a 61-day Grace Period in which to pay an adequate amount of additional Premium to keep the Policy in force after the end of the Grace Period.

At least 30 days before the end of the Grace Period, we send you a notice.

The Policy continues in effect through the Grace Period. If the Insured dies during the Grace Period, we pay a Death Benefit in accordance with your instructions. However, we reduce the proceeds by an amount equal to Monthly Deduction(s) due and unpaid. See "Death Benefits and Optional Insurance Benefits" on page 24. If


                                29   PROSPECTUS
you do not pay us the amount shown in the notice before the end of the Grace Period, your Policy ends at the end of the Grace Period.

REINSTATEMENT. If the Policy lapses, you may apply for reinstatement by paying to us the reinstatement Premium and any applicable charges required under the Policy. You must request reinstatement within five years of the date the Policy entered a Grace Period. The reinstatement Premium equals an amount sufficient to (1) cover all unpaid Monthly Deductions for the Grace Period, and (2) keep your Policy in force for three months. If a Policy Loan was outstanding at the time of your Policy's lapse, you must either repay or reinstate the loan before we reinstate your Policy. In addition, we may require you to provide evidence of insurability satisfactory to us. The Face Amount upon reinstatement cannot exceed the Face Amount of your Policy at its lapse. The Policy Value on the reinstatement date reflects the Policy Value at the time of termination of the Policy plus the Premium paid at the time of reinstatement. All Policy charges continue to be based on your original Issue Date. You cannot reinstate the Policy once it has been surrendered.

CANCELLATION AND CONVERSION RIGHTS
--------------------------------------------------------------------------------

FREE-LOOK PERIOD. You may cancel your Policy by returning it to us within twenty (20) days after you receive it, or after whatever longer period may be permitted by state law. If you return your Policy, the Policy terminates and, in most states, we pay you an amount equal to your Policy Value on the date we receive the Policy from you, plus any charges previously deducted. Your Policy Value usually reflects the investment experience of the Sub- Accounts and the Fixed Account as you have allocated your Net Premium. In some states, however, we are required to send you the amount of your Premiums. In those states, our current procedure is to allocate any Premium received before the end of the free-look period as described in "Allocation of Premium" above. In the future, however, if you live in one of those states, we reserve the right to delay allocating your Premiums to the Sub-Accounts you have selected until 20 days after the Issue Date or, if your state's free-look period is longer than twenty days, for twenty days plus the period required by state law. We will allocate Premiums received during that time to the Fixed Account. Since state laws differ as to the consequences of returning a Policy, you should refer to your Policy for specific information about your circumstances.

CONVERSION. In addition, during the first two Policy Years or the first two years after an increase in the Face Amount, if the Policy is in force you may amend the Policy to convert it into a non-variable universal life insurance policy. We will accomplish this by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Sub-Accounts. We will not require evidence of insurability. We will not charge you to perform this amendment.

The net amount at risk (i.e., the difference between the Death Benefit and the Policy Value) under the amended policy will be equal to or less than the net amount at risk under the previous coverage. Premiums and charges under the amended policy will be based on the same risk classification as the previous coverage.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

PREMIUM EXPENSE CHARGE. Before we allocate a Premium to the Policy Value, we subtract the Premium Expense Charge. The Premium Expense Charge equals 5.25% of all Premiums in all years. This charge is intended to help us pay for: (a) actual sales expenses, which include agents' sales commissions and other sales and distribution expenses; (b) state premium taxes and other state and local premium taxes; and (c) certain Federal taxes and other expenses related to the receipt of Premiums.

State premium tax rates currently vary from 0% to 4.0%. Premium taxes are not directly passed through to you by us. We do not vary the Premium Expense Charge to reflect the actual premium tax rate in individual states, or the absence of premium tax in certain states. Accordingly, the portion of this charge attributable to state premium taxes may be more or less than the premium taxes assessed in your state. The current North Carolina premium tax rate is 1.9% of the gross premium collected.

MONTHLY DEDUCTION. On the Issue Date and on each Monthly Deduction Day, we deduct from your Policy Value a Monthly Deduction to cover certain charges and expenses in connection with the Policy. The Monthly Deduction is the sum of the following five items:

1)   the Policy Fee;

2)   the administrative expense charge;

3)   the mortality and expense risk charge;

4)   the cost of insurance charge for your Policy; and

5)   the cost of additional benefits provided by a rider, if any.

We allocate the mortality and expense risk charge pro rata among the Sub-Accounts in proportion to the


                                30   PROSPECTUS
amount of your Policy Value in each Sub-Account. We allocate the remainder of the Monthly Deduction pro rata among the Sub-Accounts and the Fixed Account, unless you specify otherwise.

POLICY FEE. We will never raise the current monthly policy fee to more than $10.00 per month. This charge compensates us in part for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports. The Policy Fee is waived after the Insured's age 100.

ADMINISTRATIVE EXPENSE CHARGE. The monthly Administrative Expense Charge rates for (a) the first 20 Policy Years and (b) Policy Year 21 and thereafter are set at Policy issue for the life of the Policy. The monthly Administrative Expense Charge rate is calculated at an annual rate of $.3504 per $1,000 of Face Amount in Policy Years 1 through 20, and $.1992 per $1,000 of Face Amount thereafter. This charge covers administration expenses and issuance costs. A monthly Administrative Expense Charge is determined separately for each increase in Face Amount. The applicable charge is structured as described above, except that the rate is determined by the number of years from the date of the increase. The Administrative Expense Charge is waived after the Insured's Age 100.

MORTALITY AND EXPENSE RISK CHARGE. For the first fourteen Policy Years, the monthly mortality and expense risk charge is calculated at an annual rate of 0.55% of the net Policy Value allocated to the Sub-Accounts. Thereafter, the annual rate is 0.15%. The mortality and expense risk charge is not assessed against your Policy Value in the Fixed Account. This charge compensates us for the mortality and expense risks that we assume in relation to the Policies. The mortality risk assumed includes the risk that the cost of insurance charges specified in the Policy will be insufficient to meet claims. We also assume a risk that, on the Monthly Deduction Day preceding the death of an Insured, the Death Benefit will exceed the amount on which the cost of insurance charges were based. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. The Mortality and Expense Risk Charge is waived after the Insured's age 100.

COST OF INSURANCE CHARGE. The cost of insurance is determined monthly. The cost of insurance charge is determined by multiplying the applicable current cost of insurance rate per $1,000 by the net amount risk for each Policy Month. The Net Amount at Risk is (a) - (b), where: (a) is the Death Benefit as of the current Monthly Deduction Day divided by 1.0032737; and (b) is the Policy Value as of the current Monthly Deduction Day. The cost of insurance rate is individualized depending on the Insured's age at issue of the Policy, Policy Year, gender and payment class, thus, the rate differs from year to year. The rates are determined by us, but they will never be more than the guaranteed rates shown in the table on Page 5 of your Policy. Please see the following example.


               EXAMPLE (45-YEAR OLD NON-SMOKING MALE):
----------------------------------------------------------------------
Face Amount                                              $100,000
Death Benefit Option                                            1
Policy Value on the Current Monthly Deduction Day        $ 30,000
Insured's Attained Age                                         45
Corridor Percentage                                           215%
Death Benefit                                            $100,000

On the Monthly Deduction Day in this example, the Death Benefit as then computed would be $100,000, because the Face Amount ($100,000) is greater than the Policy Value multiplied by the applicable corridor percentage ($30,000 x 215% = $64,500). Since the Policy Value on that date is $30,000, the cost of insurance charges per $1000 are applied to the difference in the net amount at risk of $69,674 (($100,000/1.0032737) - $30,000).

Assume that the Policy Value in the above example was $50,000. The Death Benefit would then be $107,500 (215% x $50,000), since this is greater than the Face Amount ($100,000). The cost of insurance rates in this case would be applied to the net amount at risk of $57,149 (($107,500/1.0032737) - $50,000).

The Policy Value may vary monthly, based on the investment performance of the Sub-Accounts you have selected, the addition of interest credited to your Fixed Account (if any), the deduction of charges, and any other Policy transaction. Under Policies with an Option 1 Death Benefit, increases in the Policy Value generally decrease the net amount at risk; conversely, decrease in the Policy Value increase the net amount at risk. Since the cost of insurance charge is based on the net amount at risk, your cost of insurance charge probably will be correspondingly different each month. Under Policies with an Option 2 Death Benefit, however, the net amount at risk does not vary with changes in the Policy Value, unless your Policy's death benefit is determined under a corridor percentage. In that circumstance, increases in the Policy Value increase the net amount at risk. See "Policy Value" on page 14. Accordingly, a change in the Policy Value does not affect your monthly cost of insurance charge, unless it increases your net amount at risk.

We determine the cost of insurance charge separately for the initial Face Amount and each subsequent increase. The cost of insurance charge for increases reflects circumstances, such as the Insured's age and health status, at the time of the increase. The cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates, but we guarantee that we will never charge you a cost of insurance rate higher than the guaranteed cost of insurance rates shown in the Policy.

We base the cost of insurance rate on the sex, issue age, Policy Year and premium rating class of the Insured, and


                                31   PROSPECTUS
on the Face Amount. However, we issue unisex policies in Montana and in connection with Qualified Plans. We charge a lower current cost of insurance rate for Policies with a Face Amount of $200,000 or above and further lower the current rate for Policies with a Face Amount of $1,000,000 or above. If an increase in Face Amount of your Policy would raise the total Face Amount above one of these break points, only the amount of the increase above the breakpoint is eligible for a lower current cost of insurance rate. Although we base the current cost of insurance rate on our expectations as to future mortality experience, that rate will never exceed a maximum cost of insurance rate based on the 1980 Commissioners Standard Ordinary ("1980 CSO") Smoker and Non-Smoker Mortality Table based on the Insured's sex and age. Our cost of insurance rates for unisex Policies will never exceed a maximum based on the 1980 CSO Table B assuming a blend of 80% male and 20% female lives.

If we ever charge you a cost of insurance rate during the first five Policy Years that is greater than the rate provided by the rate scale in effect on the Issue Date we will notify you. For 60 days after we mail that notice, you may surrender your Policy without paying any surrender charge.

Beginning on the Policy Anniversary following the Insured's 100th birthday, we waive all cost of insurance charges, administrative expense charges, mortality and expense risk charge, and monthly policy fee.

RIDER CHARGES. If your Policy includes one or more riders, a charge applicable to each rider you purchased is made from your Policy Value each month. The charge is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. The Rider Charges are summarized in the table on page 10 of this Prospectus. For a description of the optional riders, see "Optional Insurance Benefits" beginning on page 25.

SEPARATE ACCOUNT INCOME TAXES. We are not currently deducting or maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax from the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient.

PORTFOLIO CHARGES. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Sub-Accounts to which you allocate your Policy Value. The third table in "Fee Tables" above contains a summary of current estimates of those charges and expenses. These charges and expenses are deducted from the assets of the Portfolios. For more detailed information, please refer to the Prospectuses for the appropriate Portfolios.

We receive compensation from the investment advisers or administrators of some of the Portfolios. Such compensation is consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios. Such compensation typically is a percentage of the Separate Account assets invested in the relevant Portfolio and generally may range up to 0.25% annually of net assets. We receive Rule 12b-1 fees or service fees directly from some of the Portfolios for providing certain services primarily intended to assist in the account servicing of the Portfolios' shares held by corresponding Sub-Accounts.

SURRENDER CHARGE. If you surrender your Policy, we may subtract a surrender charge from the surrender proceeds. The surrender charge equals the amount shown in the surrender charge table in your Policy, plus any additional surrender charge due to increases in the Face Amount of your Policy. The amount of the surrender charge decreases over time.

Initial Surrender Charge. When we issue your Policy, we determine the initial
-------------------------
surrender charge. To determine the initial surrender charge, we multiply the Initial Face Amount of your Policy by a rate per thousand dollars of Face Amount. The applicable rate depends on the Insured's age at issue, sex and status as a smoker or non-smoker. For example, if the Insured is age 45 when your Policy is issued, the applicable rates per thousand are as follows:


Male Non-Smoker          $ 27.36
Male Smoker              $ 33.53
Female Non-Smoker        $ 22.70
Female Smoker            $ 26.06
Unisex Non-Smoker        $ 26.28
Unisex Smoker            $ 31.73

Accordingly, if the Insured were a male non-smoker age 45 and the Policy's Face Amount were $100,000, the surrender charge initially would be $2,736.

The rates for each category are greater or lesser according to the age of the Insured when your Policy is issued. The maximum rates are as follows:


Male Non-Smoker          $ 56.27
Male Smoker              $ 56.58
Female Non-Smoker        $ 56.29
Female Smoker            $ 56.36
Unisex Non-Smoker        $ 56.28
Unisex Smoker            $ 56.55

If you surrender your Policy after fourteen Policy Years have elapsed, we do not charge a surrender charge (unless you have increased the Face Amount of your Policy, as explained below). Before that time, we determine the applicable surrender charge by multiplying the initial surrender charge on your Policy by the appropriate surrender charge percentage for the Policy Year in which the surrender occurs. The applicable surrender charge percentage depends on the Insured's sex, age when your Policy was issued, and the number of years elapsed since


                                32   PROSPECTUS
your Policy was issued. For example, the following surrender charge percentage rates would apply if the Insured were 45 years old when your Policy was issued:




                      MALE,           MALE,         FEMALE,         FEMALE,         UNISEX,         UNISEX,
                    NONSMOKER        SMOKER        NONSMOKER         SMOKER        NONSMOKER        SMOKER
 POLICY YEAR          AGE 45         AGE 45          AGE 45          AGE 45          AGE 45         AGE 45
-------------      -----------      --------      -----------      ---------      -----------      --------
      1                100%            100%           100%            100%            100%            100%
      2                 99%            100%           100%            100%             99%             99%
      3                 97%             99%           100%            100%             97%             97%
      4                 93%             94%           100%             94%             93%             91%
      5                 86%             87%            92%             87%             86%             85%
      6                 79%             80%            85%             80%             79%             78%
      7                 72%             73%            77%             73%             72%             71%
      8                 64%             65%            69%             65%             64%             63%
      9                 56%             57%            60%             57%             56%             56%
      10                48%             49%            51%             49%             48%             47%
      11                39%             40%            42%             40%             39%             39%
      12                30%             31%            32%             31%             30%             30%
      13                21%             21%            22%             21%             20%             20%
      14                11%             11%            11%             11%             10%             11%
      15                 0%              0%             0%              0%              0%              0%

Thus, in the example given above, if the Policy were surrendered during the 10th Policy Year, the surrender charge would equal [$1,313.28 ($2,736 x 48%)]. A different surrender charge percentage rate might apply if the Insured is older than 45 when the Policy is issued.

Surrender Charge on Increases in Initial Face Amount. If you increase the
-----------------------------------------------------
Initial Face Amount of your Policy, we determine an additional surrender charge amount applicable to the amount of the increase. We determine the initial amount of the additional surrender charge using the same formula and rates used in determining the initial surrender charge, except that we use the Insured's age and smoking status at the time of the increase, rather than at the time your Policy was issued.

The surrender charge on the increase also decreases over a fourteen Policy Year period, starting from the effective date of the increase. The schedule of surrender charge percentages applicable to the additional surrender charge is based on the Insured's age at the time of the increase. If you surrender your Policy or make a partial withdrawal, we separately calculate the surrender charge applicable to the Initial Face amount and each increase and add those amounts to determine the total surrender charge.

If you decrease the Face Amount, the applicable surrender charge remains the same.

We include in your Policy a table showing the surrender charge rates and the surrender charge percentages applicable under the Policies. For additional information concerning the rates applicable to you, please consult your agent. In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for the Policies.

The Premium Expense Charge (in part) and the surrender charge are imposed to cover our actual sales expenses, which include agents' sales commissions and other sales and distribution expenses. We expect to recover total sales expenses of the Policies over the life of the Policies. However, the Premium Charge and surrender charge paid with respect to a particular Policy may be higher or lower than the distribution expenses we incurred in connection with that Policy. To the extent distribution costs are not recovered by these charges, we may make up any shortfall from the assets of our general account, which includes funds derived from the mortality and expense charge on the Separate Account assets and the other charges imposed under the Policies.

We do not subtract any portion of the then applicable surrender charge from a partial withdrawal. We do, however, subtract a partial withdrawal service fee of $10 from the amount withdrawn, to cover our expenses relating to the partial withdrawal.

TRANSFER FEE. We currently are not charging a transfer fee. The Policy, however, permits us to charge a transfer fee of $10 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Sub-Account(s) and/or the Fixed Account. We will notify you if we begin to charge this fee.

We will deduct the transfer fee from the Policy Value that remains in the Sub-Account(s) or Fixed Account from which we process your transfer. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.


                                33   PROSPECTUS

GENERAL POLICY PROVISIONS
--------------------------------------------------------------------------------

BENEFICIARIES. You name the original Beneficiary(ies) and Contingent Beneficiary(ies) in the application for the Policy. You may change the Beneficiary or Contingent Beneficiary at any time, except irrevocable Beneficiaries may not be changed without their consent.

You must request a change of Beneficiary in writing. We provide a form to be completed, signed and filed with us. Your request for a change in Beneficiary or Contingent Beneficiary takes effect upon our filing of a signed and completed form, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.

If you name more than one Beneficiary, we divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we divide the Death Benefit among the surviving Beneficiaries.

Different rules may apply if your Policy was issued in connection with a Qualified Plan.

ASSIGNMENT. You may assign your Policy as collateral security, unless it was issued in connection with a Qualified Plan. You must notify us in writing if you assign the Policy. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment.

DIVIDENDS. We do not pay any dividend under the Policies.

ABOUT US
--------------------------------------------------------------------------------

LINCOLN BENEFIT LIFE COMPANY. Lincoln Benefit Life Company is a stock life insurance company engaged in the business of writing life insurance. Our offices are located at 2940 S. 84th Street, Lincoln, NE 68506-4142; however, our mailing address is P.O. Box 660191, Dallas, TX 75266-0191. Please see also "General Information and History" in the SAI.

THE SEPARATE ACCOUNT. Lincoln Benefit Life Variable Life Account is a segregated asset account of Lincoln Benefit. Lincoln Benefit owns the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Policy Value of the Policies offered by this Prospectus, these assets may not be used to pay any liabilities of Lincoln Benefit other than those arising from the Policies. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, losses or any investment experience of Lincoln Benefit's other assets. Lincoln Benefit is obligated to pay all amounts promised to Policy Owners under the Policies.

The Separate Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Sub- Accounts or the Portfolios. Values allocated to the Separate Account rise and fall with the values of shares of the Portfolios and are also reduced by Policy charges. We use the Separate Account to fund the Policies and our other variable universal life insurance policies. We account separately for each type of variable life insurance policy funded by the Separate Account.

FEDERAL TAXES
--------------------------------------------------------------------------------

INTRODUCTION. The following discussion is general and is not intended as tax advice. Lincoln Benefit makes no guarantee regarding the tax treatment of any Policy or transaction involving a Policy. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon your circumstances. Our general discussion of the tax treatment of this Policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this Policy cannot be made in the Prospectus. For detailed information, you should consult with a qualified tax adviser familiar with your situation. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax adviser.


                                34   PROSPECTUS

TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT.
Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Tax Code. The Separate Account is not an entity separate from Lincoln Benefit and its operations form a part of Lincoln Benefit. Therefore, the Separate Account is not taxed separately as a "Regulated Investment Company" under Subchapter M of the Tax Code. Investment income and realized capital gains are automatically applied to increase reserves under the Policies. Under current federal tax law, Lincoln Benefit believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Policies. Generally, reserves are amounts that Lincoln Benefit is legally required to accumulate and maintain in order to meet future obligations under the Policies. Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.

TAXATION OF POLICY BENEFITS. In order to qualify as a life insurance policy for federal income tax purposes, the policy must meet the definition of a life insurance policy set forth in Section 7702 of the Tax Code. Section 7702 limits the amount of premiums that may be invested in a policy that qualifies as life insurance. The Policy is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is generally excluded from the Beneficiary's gross income under Section 101(a) of the Tax Code and you are generally not taxed on increases in the Policy Value until a distribution occurs.

If the Death Benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will generally be excludable from the Beneficiary's income, and amounts attributable to earnings on that income (occurring after the Insured's death), which will be includable in the Beneficiary's income.

If a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide any of the tax advantages normally provided by life insurance. Lincoln Benefit has the right to amend the Policies to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service.

If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross Premium paid for the Policy minus any amounts previously received from the Policy if such amounts were properly excluded from your gross income. If your Policy is not a Modified Endowment Contract, policy loans are not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the contract is recovered even if the policy is not a Modified Endowment Contract. Withdrawals and loans from Modified Endowment Contracts are subject to less favorable tax treatment. Loans, if not repaid, and withdrawals reduce the contract's death benefit and cash value. For an additional discussion of Modified Endowment Contracts, please see "Federal Taxes - Modified Endowment Contracts" on page 36.

If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the Owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the Insured's gross estate. Examples of incidents of ownership include the right to:

o    change beneficiaries,

o    assign the Policy,

o    revoke an assignment,

o    pledge the Policy, or

o    obtain a Policy loan.

If you are Owner and Insured under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement. We no longer sell life insurance contracts to corporate and self-employed tax-qualified retirement pension and profit sharing plans subject to Section 401.


                                35   PROSPECTUS

EMPLOYER OWNED LIFE INSURANCE (A.K.A. "COLI").
The Pension Reform Act, enacted in 2006, includes provisions affecting the taxation of Death Benefits paid from policies owned by "Employers." Although these policies are commonly referred to as Corporate Owned Life Insurance ("COLI"), the term "Employer" includes any person or non-natural entity such as a partnership, LLC, or corporation, which is engaged in a trade or business. The term Employer also includes a person or entity related to the policyholder under the attribution rules of Tax Code sections 267(b) or 707(b)(1), and any person or entity engaged in a trade or business which is under common control with the policyholder.

Generally for contracts issued to employers after August 17, 2008, the portion of the Death Benefit in excess of the premiums or other amounts the employer paid for the policy will be treated as income unless:

o    the insured was an employee within 12 months of death;

o    proceeds are paid to the insured's beneficiary;

o proceeds are used to buy back any equity interest owned by the insured at the time of death; or

o the insured was a "highly compensated employee" or "highly compensated individual."

For purposes of the COLI rules, "highly compensated employees" are:

o    more than 5% owners;

o    directors; and

o    anyone else in the top 35% of employees ranked by pay.

"Highly compensated individuals" are individuals who are:

o    more than 10% owners;

o    one of the five highest paid officers; or

o    among the highest paid 35% of all employees.

The new COLI provision also includes notice and consent requirements, and reporting requirements.

MODIFIED ENDOWMENT CONTRACTS. A life insurance policy is treated as a "Modified Endowment Contract" under Section 7702A of the Tax Code if it meets the definition of life insurance in Section 7702, but fails the "seven-pay" test of
Section 7702A. The seven-pay test limits the amount of premiums that can be paid into the contract before the Policy will become a Modified Endowment Contract. We will not accept any Premiums that cause the Policy to become a Modified Endowment Contract unless we receive from you a written acknowledgment that the Policy will become a Modified Endowment Contract. An exchange under
Section 1035 of the Tax Code of a life insurance policy that is not a Modified Endowment Contract will not cause the new policy to be a Modified Endowment Contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a Modified Endowment Contract for a new life insurance policy will always cause the new policy to be a Modified Endowment Contract.

If your Policy is not issued as a Modified Endowment Contract, it can become a Modified Endowment Contract under certain circumstances. If your Policy is materially changed at any time, your policy must be tested to determine whether it has become a Modified Endowment Contract. A material change includes certain increases in the policy's death benefit and the addition or increase of certain riders. Your Policy will be treated as though it were a new contract on the day the material change takes effect, a new seven-pay limit will be calculated, and a new seven-pay period will begin. Additionally, if the benefits provided by your Policy are reduced during the first 7 years of the policy or during a "seven-pay period", the seven-pay test will be applied as though the policy were intially issued with the reduced benefits. If the cumulative premiums paid into the Policy prior to the reduction in benefits are in excess of the seven-pay limit for the reduced benefit, then your policy will become a Modified Endowment Contract.

If a contract is classified as a Modified Endowment Contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policy value are not subject to current taxation unless withdrawn or otherwise accessed. If you receive any amount as a Policy loan (including unpaid interest that is added to the loan balance) from a Modified Endowment Contract, or assign or pledge any part of the value of the Policy, such amount is treated as a distribution. Withdrawals and distributions made from a Modified Endowment Contract before the Insured's death are treated as taxable income first, then as recovery of the investment in the contract. The taxable portion of any distribution from a Modified Endowment Contract is subject to an additional 10% penalty tax, except as follows:

o distributions made on or after the date on which the taxpayer attains age 59 1/2;

o distributions attributable to the taxpayer's becoming disabled (within the meaning of Section 72(m)(7) of the Tax Code); or

o any distribution that is part of a series of substantially equal periodic payments (paid not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All Modified Endowment Contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one Modified Endowment Contract in determining the taxable portion


                                36   PROSPECTUS
of any distributions from any of the contracts required to be aggregated.

INCOME TAX WITHHOLDING. Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from taxable distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

DIVERSIFICATION REQUIREMENTS. For a Policy to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Policy will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the Policy Value over the investment in the contract. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause a policy owner to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct Subaccount investments without being treated as owners of the underlying assets of the Separate Account.

Your rights under the Policy are different than those described by the IRS in private and public rulings in which it found that policy owners were not owners of separate account assets. For example, if your Policy offers more than twenty
(20) investment alternatives you have the choice to allocate premiums and policy values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in your being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Policy. We reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Policy will be successful.

DISTRIBUTION
--------------------------------------------------------------------------------

Allstate Distributors, L.L.C. ("ADLLC"), located at 3100 Sanders Road, Northbrook, IL 60062-7154, serves as distributor of the Policies. ADLLC is a wholly owned subsidiary of Allstate Life Insurance Company. ADLLC is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA").

ADLLC does not sell Policies directly to purchasers. ADLLC enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Policies through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are licensed as insurance agents by applicable state insurance authorities and appointed as agents of Lincoln Benefit in order to sell the Policies. Policies also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks that sell the Policies. Commissions paid vary, but we may pay up to a maximum sales commission of 5% of any additional Premiums in year 5. Registered representatives also may be eligible for a trail commission of 0.66% of Policy Value on Policies that have been in force for at least one year. In addition, certain bonuses and managerial compensation may be paid. We pay all such commissions and incentives.

Commissions payable to sales representatives for the sale of the Policy are calculated based on the total Premium payments. If you purchased a Primary Insured Rider, the commissions will vary depending on the allocation of your coverage between the base Policy and the Primary Insured Rider. The same initial Death Benefit will result in the highest commission when there is no Primary Insured Rider, with the commission declining as the portion of the Death Benefit coverage allocated to the Primary Insured Rider increases. Thus, the lowest commission amount is payable when the maximum Primary Insured Rider is purchased.

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of


                                37   PROSPECTUS
cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or ADLLC and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

Lincoln Benefit does not pay ADLLC a commission for distribution of the Policies. ADLLC compensates its representatives who act as wholesalers, and their sales management personnel, for Policy sales. This compensation is based on a percentage of premium payments and/or a percentage of Policy values. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for expenses incurred in distributing the Policies, including any liability to Policy Owners arising out of services rendered or Policies issued.

Lincoln Benefit and ADLLC have also entered into wholesaling agreements with certain independent contractors and their broker-dealers. Under these agreements, compensation based on a percentage of premium payments and/or Contract values is paid to the wholesaling broker-dealer for the wholesaling activities of their registered representative.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no pending material legal proceedings to which the Separate Account or principal underwriter is a party. Lincoln Benefit is engaged in routine lawsuits, which, in our management's judgment, are not of material importance to its respective total assets or material with respect to the Separate Account.

LEGAL MATTERS
--------------------------------------------------------------------------------

Prior to the acquisition of Lincoln Benefit by Resolution Life, Inc., matters of Nebraska law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under Nebraska law, were passed upon by Angela K. Fontana, former Vice President, General Counsel and Secretary of Lincoln Benefit.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of the Separate Account, as of December 31, 2013, and for each of the two periods in the period ended as of December 31, 2013, the financial statements of Lincoln Benefit Life Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, and the related financial statement schedules of Lincoln Benefit and the accompanying Reports of Independent Registered Public Accounting Firm appear in the Statement of Additional Information.


                                38   PROSPECTUS

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

Please refer to this list for the meaning of the following terms:

ACCUMULATION UNIT - An accounting unit of measurement, which we use to calculate the value of a Sub-Account.

AGE - The Insured's age at his or her last birthday.

ATTAINED AGE - The Insured's age at the last Policy Anniversary.

BENEFICIARY(IES) - The person(s) named by you to receive the Death Benefit under the Policy.

DEATH BENEFIT - The amount payable to the Beneficiary under the Policy upon the death of the Insured, before payment of any unpaid Policy Debt or Policy Charges.

FACE AMOUNT - The initial amount of insurance under your Policy, adjusted for any changes in accordance with the terms of your Policy.

FIXED ACCOUNT - The portion of the Policy Value allocated to our general account.

GRACE PERIOD - A 61-day period during which the Policy remains in force so as to permit you to pay sufficient additional Premium to keep the Policy from lapsing.

INSURED - The person whose life is Insured under the Policy.

ISSUE DATE - The date on which the Policy is issued, which shall be used to determine Policy Anniversaries, Policy Years and Policy Months.

LOAN ACCOUNT - An account established for amounts transferred from the Sub-Accounts and the Fixed Account as security for outstanding Policy loans.

MONTHLY AUTOMATIC PAYMENT - A method of paying a Premium each month automatically, for example by bank draft or salary deduction.

MONTHLY DEDUCTION - The amount deducted from Policy Value on each Monthly Deduction Day for the policy fee, mortality and expense risk charge, administrative expense charge, cost of insurance charge, and the cost of any benefit riders.

MONTHLY DEDUCTION DAY - The same day in each month as the Issue Date. If a month does not have that day, the deduction will be made as of the last day of the month. The day of the month on which Monthly Deductions are taken from your Policy Value.

NET DEATH BENEFIT - The Death Benefit, less any Policy Debt.

NET INVESTMENT FACTOR - The factor we use to determine the change in value of an Accumulation Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.

NET POLICY VALUE - The Policy Value, less any Policy Debt.

NET PREMIUM - The Premium less the Premium Expense Charge.

NET SURRENDER VALUE - The Policy Value less any applicable surrender charges and less any unpaid Policy Debt. The Net Surrender Value must be positive for the Policy to remain in effect, unless the Safety Net Premium feature is in effect.

POLICY ANNIVERSARY - The same day and month as the Issue Date for each subsequent year the Policy remains in force.

POLICY DEBT - The sum of all unpaid Policy loans and accrued loan interest.

POLICY OWNER ("YOU" "YOUR") - The person(s) having the rights and privileges of ownership defined in the Policy. The Policy Owner may or may not be the same person as the Insured. If your Policy is issued pursuant to a retirement plan, your ownership privileges may be modified by the plan.

POLICY VALUE - The sum of the values of your interests in the Sub-Accounts of the Separate Account, the Fixed Account and the Loan Account. The amount from which the Monthly Deductions are made and the Death Benefit is determined.

POLICY YEAR - Each twelve-month period beginning on the Issue Date and each Policy Anniversary.

PORTFOLIO(S) - The underlying funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

PREMIUM - Amounts paid to us as premium for the Policy by you or on your behalf.

QUALIFIED PLAN - A pension or profit-sharing plan established by a corporation, partnership, sole proprietor or other eligible organization that is qualified for favorable tax treatment under Section 401 or 403 of the Tax Code.

SAI - Statement of Additional Information, which is available upon request.

SAFETY NET PREMIUM - A feature under which we guarantee that, regardless of declines in your Policy Value, your Policy does not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy loans made by you, are at least as great as the monthly Safety Net Premium amount times the number of months since the Issue Date.


                                39   PROSPECTUS

SEPARATE ACCOUNT - The Lincoln Benefit Life Variable Life Account, which is a segregated investment account of Lincoln Benefit.

SUB-ACCOUNT - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

SURRENDER VALUE - The Policy Value less any applicable surrender charges.

TAX CODE - The Internal Revenue Code of 1986, as amended.

VALUATION DATE - Each day the New York Stock Exchange is open for business. We do not determine Accumulation Unit Value on days on which the New York Stock Exchange is closed for trading.

VALUATION PERIOD - The period of time during which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange, currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

WE, US, OUR - Our company, Lincoln Benefit Life Company, sometimes referred to as "Lincoln Benefit."

YOU, YOUR - The person having the rights and privileges of ownership in the Policy.

WHERE YOU CAN FIND MORE INFORMATION
--------------------------------------------------------------------------------

You can call us at 1-800-865-5237 to ask us questions, to request information about the Policy, and to obtain copies of the Statement of Additional Information, personalized illustrations or other documents. You also can write to us at the address given on the first page of this Prospectus.

We have filed a Statement of Additional Information ("SAI") with the Securities and Exchange Commission ("SEC"). The current SAI is dated May 1, 2014. The SAI contains additional information about the Policy and is incorporated by reference in this Prospectus. You can obtain a free copy of the SAI upon request, by writing us or calling at the number given above. You should read the SAI because you are bound by the terms contained in it.

We file reports and other information with the SEC. You may read and copy any document we file with the SEC, including the SAI, at the SEC's public reference room in Washington, DC. Please call the SEC at 1-800-SEC-0330 for information on the operation of the public reference room.

Our SEC reports and other information about us are also available to the public at the SEC's web site at http://www.sec.gov. Copies of any of the information filed with the SEC may be obtained upon payment of a duplicating fee by writing the SEC's Public Reference Section, 100 F Street NE, Room 1580, Washington, DC 20549-2000.

                         LINCOLN BENEFIT LIFE COMPANY
            THROUGH ITS LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                           1940 ACT FILE NO. 811-9154
                          1933 ACT FILE NO. 333-100132

                                40   PROSPECTUS

LBL6283-12

                       STATEMENT OF ADDITIONAL INFORMATION
                      CONSULTANT PROTECTOR FLEXIBLE PREMIUM
                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES



                   DATE OF STATEMENT OF ADDITIONAL INFORMATION
                     AND RELATED PROSPECTUS: May 1, 2014


                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                     DEPOSITOR: LINCOLN BENEFIT LIFE COMPANY


This Statement of Additional Information is not a prospectus. Please review the Prospectus, which contains information concerning the Policies described above. You may obtain a copy of the Prospectus without charge by calling us at 1-800-865-5231 or writing to us at the address immediately below. The defined terms used in this Statement of Additional Information are as defined in the Prospectus.


                          Lincoln Benefit Life Company
                                P.O. Box 660191
                            Dallas, Texas 75266-0191

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY................................................
     Description of Lincoln Benefit Life Company...............................
     State Regulation of Lincoln Benefit.......................................
     Lincoln Benefit Life Variable Life Account................................
EXPERTS........................................................................
ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY.................
     Replacement of Modified Endowment Contracts...............................
     Computation of Policy Value...............................................
     Transfers Authorized by Telephone.........................................
GENERAL POLICY PROVISIONS......................................................
     Statements to Policy Owners...............................................
     Limit on Right to Contest.................................................
     Suicide...................................................................
     Misstatements as to Age and Sex...........................................
ADDITIONAL INFORMATION ABOUT CHARGES...........................................
DISTRIBUTOR....................................................................
DISTRIBUTION OF THE POLICY.....................................................
FINANCIAL STATEMENTS...........................................................

                         GENERAL INFORMATION AND HISTORY

Description of Lincoln Benefit Life Company. Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938.
Our legal domicile and principal business address is 2940 S. 84th Street, Lincoln, NE 68506-4142. Lincoln Benefit is a wholly-owned subsidiary of Resolution Life, Inc., a Delaware corporation, which is a wholly-owned, indirect subsidiary of Resolution Life, L.P. (the "Limited Partnership"), a Bermuda limited partnership.

We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We will market the Contract everywhere we conduct variable life business. The
Contracts offered by this prospectus are issued by us and will be funded in the Separate Account and/or the Fixed Account.

The Company has reinsurance agreements whereby certain premiums, contract charges, interest credited to contractholder funds, benefits and expenses are ceded to Allstate Life Insurance Company ("Allstate Life"), Lincoln Benefit Reinsurance Company and other non-affiliated reinsurers. Under our reinsurance agreement with Allstate Life, in effect through the date of the Companys acquisition by Resolution Life, Inc., substantially all contract related transactions were transferred to Allstate Life, and substantially all of the assets backing our reinsured liabilities were owned by Allstate Life. Accordingly, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not reflected in our financial statements. The amounts reflected in our financial statements relate only to the investment of those assets of Lincoln Benefit that were not transferred to Allstate Life under the reinsurance agreement. These assets represented our general account and were invested and managed by Allstate Life prior to the acquisition. While the reinsurance agreement provided us with financial backing from Allstate Life, it does not create a direct contractual relationship between Allstate Life and you.

On April 1, 2014, all of the capital stock in Lincoln Benefit was acquired by Resolution Life, Inc., pursuant to a Stock Purchase Agreement by and among Allstate Life, Resolution Holdings, Inc. ("Resolution Holdings") and the Limited Partnership. Immediately prior to that closing, Lincoln Benefit signed a Partial Commutation Agreement with Allstate Life (the "Partial Commutation Agreement"), whereby we recaptured certain business previously reinsured to Allstate Life, including (a) all of the fixed deferred annuity, value adjusted deferred annuity and indexed deferred annuity business written by the Company that was previously reinsured to Allstate Life, (b) all of the life insurance business written by the Company through independent producers that was previously reinsured to Allstate Life, other than certain specified life business, and (c) all of the net liability of the Company with respect to the accident and health and long-term care insurance business written by the Company that was previously reinsured to Allstate Life. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you for your Contract.

State Regulation of Lincoln Benefit. We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

Lincoln Benefit Life Variable Life Account. Lincoln Benefit Life Variable Life Account was originally established in 1990, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.


                                     EXPERTS

The financial statements and the related financial statement schedules of Lincoln Benefit Life Company and the financial statements of the sub-accounts of Lincoln Benefit Life Variable Life Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


         ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY

Replacement of Modified Endowment Contracts. If you replace a modified endowment contract issued by another insurer with a Policy, your Policy will also be a modified endowment contract. Our ability to determine whether a replaced Policy issued by another insurer is a modified endowment contract is based solely on the sufficiency of the Policy data we receive from the other insurer. We do not consider ourselves liable to you if that data is insufficient to accurately determine whether the replaced Policy is a modified endowment contract. You should discuss this issue with your tax adviser if it pertains to your situation. Based on the information provided to us, we will notify you as to whether you can contribute more Premiums to your Policy without causing it to become a modified endowment contract.

Computation of Policy Value. On each Valuation Date, the portion of your Policy Value in a particular Subaccount will equal:

     (1)  The total value of your Accumulation Units in the Subaccount; plus

     (2) Any Net Premium received from you and allocated to the Subaccount during the current Valuation Period; plus

     (3) Any Policy Value transferred to the Subaccount during the current Valuation Period; minus

     (4) Any Policy Value transferred from the Subaccount during the current Valuation Period; minus

     (5) Any amounts withdrawn by you (plus the applicable withdrawal charge) from the Subaccount during the current Valuation Period; minus

     (6) The portion of any Monthly Deduction allocated to the Subaccount during the current Valuation Period for the Policy Month following the Monthly Deduction Day.


     On each Valuation Date, the portion of your Policy Value in the Fixed Account will equal:

     (1)  Any Net Premium allocated to it, plus

     (2)  Any Policy Value transferred to it from the Subaccounts; plus

     (3)  Interest credited to it; minus

     (4)  Any Policy Value transferred out of it; minus

     (5) Any amounts withdrawn by you (plus the applicable withdrawal charge); minus

     (6)  The portion of any Monthly Deduction allocated to the Fixed Account.

All Policy Values equal or exceed those required by law. Detailed explanations of methods of calculation are on file with the appropriate regulatory authorities.

Transfers Authorized by Telephone. You may make transfers by telephone. To give a third party authorization, you must first send us a completed authorization form.

The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Calls completed before 4:00 p.m. will be effected on that day at that day's price. Calls completed after 4:00 p.m. will be effected on the next day that the NYSE and we are open for business, at that day's price.


                            GENERAL POLICY PROVISIONS

Statements to Policy Owners. We will maintain all records relating to the Separate Account and the Subaccounts. Each year we will send you a report showing information concerning your Policy transactions in the past year and the current status of your Policy. The report will include information such as the Policy Value as of the end of the current and the prior year, the current Death Benefit, Surrender Value, Policy Debt, partial withdrawals, earnings, Premiums paid, and deductions made since the last annual report. We will also include any information required by state law or regulation. If you ask us, we will send you an additional report at any time. We may charge you up to $25 for this extra report. We will tell you the current charge before we send you the report.

In addition, we will send you the reports required by the 1940 Act. We will mail you confirmation notices or other appropriate notices of Policy transactions quarterly or more frequently if required by law. You should therefore give us prompt written notice of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly with any questions.

Limit on Right to Contest. We may not contest the insurance coverage under the Policy after the Policy has been in force for two years while the Insured is alive. If the Policy has lapsed and been reinstated, we may not contest the reinstatement after two years from the date of the reinstatement while the Insured is alive. We may not contest any increase in the Face Amount of the Policy after the increase has been in effect for two years while the Insured is alive.

Suicide. If the Insured commits suicide while sane or kills him or herself while insane within two years of the Issue Date or within two years of any increase in the Face Amount, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay an amount equal to the Policy Value less any Policy Debt and the Policy will stop. If within two years of the effective date of any increase in the Face Amount the Insured commits suicide while sane or kills him or herself while insane, we will pay a Death Benefit for the increase equal to the total cost of insurance charges.

Misstatement as to Age and Sex. If the age or sex of the Insured is incorrectly stated in the application, we will adjust the Death Benefit appropriately as specified in the Policy.


                      ADDITIONAL INFORMATION ABOUT CHARGES

         We do not assess a surrender charge on surrenders under Policies issued to employees of Allstate, or to their spouses or minor children if these individuals reside in the State of Nebraska.

                                   DISTRIBUTOR

          Allstate Distributors, LLC, ("ADLLC") serves as principal underwriter and distributor of the Policies. ADLLC is a wholly-owned subsidiary of Allstate Life Insurance Company. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of FINRA.

         Lincoln Benefit does not pay ADLLC a commission for distribution of the Policies. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for expenses incurred in distributing the Policies, including liability arising out services we provide on the Policies.

                                           2011     2012      2013
========================================= ======= ========  ========
========================================= ======= ========  ========
Commission paid to ADLLC that were paid      0        0        0
to other broker-dealers and registered
representatives

Commission kept by ADLLC                     0        0        0

Other fees paid to ADLLC for                 0        0        0
distribution services


                           DISTRIBUTION OF THE POLICY

     Lincoln Benefit offered the Policies on a continuous basis until December 31, 2008. The Policies were sold by registered representatives of broker-dealers who were our licensed insurance agents, either individually or through an incorporated insurance agency. Registered representatives who sold the Policy will be paid a maximum sales commission of 5% of any additional Premiums in year
5. Registered representatives also may be eligible for a trail commission of 0.66% of Policy Value on Policies that have been in force for at least one year. In addition, certain bonuses and managerial compensation may be paid. We pay all such commissions and incentives.

     Commissions payable to sales representatives for the sale of the Policy are calculated based on the total Premium payments. If you purchased a Primary Insured Rider, the commissions will vary depending on the allocation of your coverage between the base Policy and the Primary Insured Rider. The same initial Death Benefit will result in the highest commission when there is no Primary Insured Rider, with the commission declining as the portion of the Death Benefit coverage allocated to the Primary Insured Rider increases. Thus, the lowest commission amount is payable when the maximum Primary Insured Rider is purchased.

                              FINANCIAL STATEMENTS

The financial statements of the Separate Account, as of December 31, 2013, and for each of the two periods in the period ended as of December 31, 2013, the financial statements of Lincoln Benefit Life Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, and the related financial statement schedules of Lincoln Benefit and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The financial statements and schedule of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Policies.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company
Lincoln, Nebraska

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2013 and 2012, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2013. Our audits also included Schedule I
- Summary of Investments - Other than Investments in Related Parties and
Schedule IV - Reinsurance. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Lincoln Benefit Life Company as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I - Summary of Investments - Other than Investments in Related Parties and Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 28, 2014

                          LINCOLN BENEFIT LIFE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

($ IN THOUSANDS)                                         YEAR ENDED DECEMBER 31,
                                                     -------------------------------
                                                       2013        2012       2011
                                                     --------    --------   --------
REVENUES
 Net investment income                               $ 10,935    $ 11,590   $ 11,836
 Realized capital gains and losses                         --         626      2,075
                                                     --------    --------   --------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE       10,935      12,216     13,911

Income tax expense                                      3,825       4,273      4,861
                                                     --------    --------   --------

NET INCOME                                              7,110       7,943      9,050
                                                     --------    --------   --------

OTHER COMPREHENSIVE (LOSS) INCOME, AFTER-TAX
 Change in unrealized net capital gains and losses     (9,933)        247      3,411
                                                     --------    --------   --------

COMPREHENSIVE (LOSS) INCOME                          $ (2,823)   $  8,190   $ 12,461
                                                     ========    ========   ========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

($ IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                                          DECEMBER 31,
                                                                                                         ---------------------------
                                                                                                             2013           2012
                                                                                                         ------------   ------------
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost $284,928 and $309,324)                          $    290,882   $    330,559
  Short-term, at fair value (amortized cost $55,959 and $24,202)                                               55,959         24,203
                                                                                                         ------------   ------------
    Total investments                                                                                         346,841        354,762

Cash                                                                                                            5,100         13,073
Reinsurance recoverable from Allstate Life Insurance Company and affiliate                                 14,518,174     15,553,945
Reinsurance recoverable from non-affiliates                                                                 2,190,417      2,147,496
Receivable from affiliates, net                                                                                    66             --
Other assets                                                                                                   83,669         87,044
Separate Accounts                                                                                           1,700,566      1,625,669
                                                                                                         ------------   ------------
      TOTAL ASSETS                                                                                       $ 18,844,833   $ 19,781,989
                                                                                                         ============   ============

LIABILITIES
Contractholder funds                                                                                     $ 13,124,115   $ 14,255,844
Reserve for life-contingent contract benefits                                                               3,557,411      3,424,679
Unearned premiums                                                                                              11,916         13,410
Deferred income taxes                                                                                           2,564          7,990
Payable to affiliates, net                                                                                         --         17,189
Current income taxes payable                                                                                    3,906          4,158
Other liabilities and accrued expenses                                                                        100,660         86,532
Separate Accounts                                                                                           1,700,566      1,625,669
                                                                                                         ------------   ------------
      TOTAL LIABILITIES                                                                                    18,501,138     19,435,471
                                                                                                         ------------   ------------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 9)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30 thousand shares authorized, 25 thousand shares issued and outstanding          2,500          2,500
Additional capital paid-in                                                                                    180,000        180,000
Retained income                                                                                               157,325        150,215
Accumulated other comprehensive income:
  Unrealized net capital gains and losses                                                                       3,870         13,803
                                                                                                         ------------   ------------
      Total accumulated other comprehensive income                                                              3,870         13,803
                                                                                                         ------------   ------------
      TOTAL SHAREHOLDER'S EQUITY                                                                              343,695        346,518
                                                                                                         ------------   ------------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                                         $ 18,844,833   $ 19,781,989
                                                                                                         ============   ============

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

($ IN THOUSANDS)                                          YEAR ENDED DECEMBER 31,
                                                    ----------------------------------
                                                       2013        2012        2011
                                                    ---------    ---------   ---------
COMMON STOCK                                        $   2,500    $   2,500   $   2,500
                                                    ---------    ---------   ---------

ADDITIONAL CAPITAL PAID-IN                            180,000      180,000     180,000
                                                    ---------    ---------   ---------

RETAINED INCOME
Balance, beginning of year                            150,215      142,272     133,222
Net income                                              7,110        7,943       9,050
                                                    ---------    ---------   ---------
Balance, end of year                                  157,325      150,215     142,272
                                                    ---------    ---------   ---------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                             13,803       13,556      10,145
Change in unrealized net capital gains and losses      (9,933)         247       3,411
                                                    ---------    ---------   ---------
Balance, end of year                                    3,870       13,803      13,556
                                                    ---------    ---------   ---------

TOTAL SHAREHOLDER'S EQUITY                          $ 343,695    $ 346,518   $ 338,328
                                                    =========    =========   =========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS

($ IN THOUSANDS)                                                                         YEAR ENDED DECEMBER 31,
                                                                                    --------------------------------
                                                                                      2013        2012        2011
                                                                                    --------    --------    --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                          $  7,110    $  7,943    $  9,050
Adjustments to reconcile net income to net cash provided by operating activities:
 Amortization and other non-cash items                                                   630         781       1,175
 Realized capital gains and losses                                                        --        (626)     (2,075)
 Changes in:
   Policy benefits and other insurance reserves                                       (6,147)     14,398     (22,072)
   Income taxes                                                                         (329)       (516)        476
   Receivable from/payable to affiliates, net                                        (17,255)     25,752     (13,494)
   Other operating assets and liabilities                                             16,007     (32,761)     37,802
                                                                                    --------    --------    --------
    Net cash provided by operating activities                                             16      14,971      10,862
                                                                                    --------    --------    --------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                                         9,170      25,367      44,880
Collections on fixed income securities                                                53,475      29,154      25,268
Purchases of fixed income securities                                                 (38,896)    (51,209)    (77,175)
Change in short-term investments, net                                                (31,738)    (11,216)     (1,379)
                                                                                    --------    --------    --------
    Net cash used in investing activities                                             (7,989)     (7,904)     (8,406)
                                                                                    --------    --------    --------

NET (DECREASE) INCREASE IN CASH                                                       (7,973)      7,067       2,456
CASH AT BEGINNING OF YEAR                                                             13,073       6,006       3,550
                                                                                    --------    --------    --------
CASH AT END OF YEAR                                                                 $  5,100    $ 13,073    $  6,006
                                                                                    ========    ========    ========

                       See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Lincoln Benefit Life Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"). All of the outstanding common stock of AIC is owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform to the current year presentation, certain amounts in the prior year notes to financial statements have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING CHANGE IN OWNERSHIP

     On July 17, 2013, ALIC entered into a definitive agreement with Resolution Life Holdings, Inc. to sell the Company, the Company's life insurance business generated through independent master brokerage agencies, and all of the Company's deferred fixed annuity and long-term care insurance business. The transaction is subject to regulatory approvals and other customary closing conditions. The Company expects the closing to occur in April 2014. On or before closing, the Company also expects to recapture the business being sold that was ceded to ALIC, subject to regulatory approval.

NATURE OF OPERATIONS

     The Company sells interest-sensitive, traditional and variable life insurance products through Allstate exclusive agencies and exclusive financial specialists. Prior to July 18, 2013, the Company sold interest-sensitive, traditional and variable life insurance, and fixed annuities including deferred and immediate through independent master brokerage agencies. Effective January 1, 2014, the Company no longer offers fixed annuities such as deferred and immediate annuities.

     The Company is authorized to sell life insurance and retirement products in all states except New York, as well as in the District of Columbia, the U.S. Virgin Islands and Guam. For 2013, the top geographic locations for statutory premiums and annuity considerations were California, Texas and Florida. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements.

     The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates and credit spreads. The Company also has certain exposures to changes in equity prices in its equity-indexed annuities and separate accounts liabilities, which are transferred to ALIC in accordance with reinsurance agreements. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets. This risk arises from the Company's investment in interest-sensitive assets. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from the Company's investment in spread-sensitive fixed income assets.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, residential mortgage-backed securities ("RMBS") and commercial mortgage-backed securities ("CMBS"). Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs, including prepayments, is reflected as a component of investment collections within the Statements of Cash Flows.

     Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value.

     Investment income primarily consists of interest and is recognized on an accrual basis using the effective yield method. Interest income for RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For RMBS and CMBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is recalculated on a prospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable.

     Realized capital gains and losses include gains and losses on investment sales and write-downs in value due to other-than-temporary declines in fair value. Realized capital gains and losses on investment sales, including principal payments, are determined on a specific identification basis.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC, Lincoln Benefit Reinsurance Company ("LB Re", an affiliate of the Company) and non-affiliated reinsurers (see Notes 3 and 8). Amounts reflected in the Statements of Operations and Comprehensive Income are presented net of reinsurance.

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities are generally based on an equity index, such as the Standard & Poor's ("S&P") 500 Index.

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits.

REINSURANCE

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC, LB Re and non-affiliated reinsurers (see Notes 3 and 8). Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

     Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under the terms of the reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses, accrued expenses and reinsurance recoverables. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance and life-contingent immediate annuities, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance and fixed annuities. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on variable annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company's Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in cash flows.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

ADOPTED ACCOUNTING STANDARD

REPORTING OF AMOUNTS RECLASSIFIED OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME

     In February 2013, the Financial Accounting Standards Board issued guidance requiring expanded disclosures about the amounts reclassified out of accumulated other comprehensive income by component. The guidance requires the presentation of significant amounts reclassified out of accumulated other comprehensive income by income statement line item but only if the amount reclassified is required under accounting principles generally accepted in the United States of America ("GAAP") to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, cross-reference to other disclosures that provide additional detail about those amounts is required. The Company adopted the new guidance in 2013. The new guidance affects disclosures only and therefore had no impact on the Company's results of operations or financial position.

3.   RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses allocated to the Company were $249.7 million, $241.8 million and $204.8 million in 2013, 2012 and 2011, respectively. Of these costs, the Company retains investment related expenses on the invested assets that are not transferred under the reinsurance agreements. All other costs are ceded to ALIC under the reinsurance agreements.

BROKER-DEALER AGREEMENTS

     The Company has a service agreement with Allstate Distributors, LLC ("ADLLC"), a broker-dealer company owned by ALIC, whereby ADLLC promotes and markets products sold by the Company. In return for these services, the Company recorded expense of $71 thousand, $80 thousand and $7.2 million in 2013, 2012 and 2011, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

     The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $7.7 million, $6.4 million and $7.5 million in 2013, 2012 and 2011, respectively, that were ceded to ALIC.

REINSURANCE

     The following table summarizes amounts that were ceded to ALIC under reinsurance agreements and reported net in the Statements of Operations and Comprehensive Income.

         ($ IN THOUSANDS)                                                                2013          2012          2011
                                                                                     -----------   -----------   -----------
         Premiums and contract charges                                               $   962,576   $   908,459   $   833,149
         Interest credited to contractholder funds, contract benefits and expenses     1,505,010     1,369,305     1,408,953

     Reinsurance recoverables due from ALIC totaled $14.52 billion and $15.55 billion as of December 31, 2013 and 2012, respectively.

     In September 2012, the Company entered into a coinsurance reinsurance agreement with LB Re to cede certain interest-sensitive life insurance policies to LB Re. Reinsurance recoverables due from LB Re totaled $1.9 million and $2.0 million as of December 31, 2013 and 2012, respectively.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 10).

INTERCOMPANY LOAN AGREEMENT

     The Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2013 or 2012.

4.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

            ($ IN THOUSANDS)                                GROSS UNREALIZED
                                             AMORTIZED   ----------------------      FAIR
                                               COST        GAINS       LOSSES       VALUE
                                             ---------   ---------   ---------    ---------
            DECEMBER 31, 2013
            U.S. government and agencies     $  70,790   $   3,113   $     (57)   $  73,846
            Municipal                            2,499         270          --        2,769
            Corporate                          190,186       5,784      (3,993)     191,977
            Foreign government                   4,999         165          --        5,164
            RMBS                                13,866         584          --       14,450
            CMBS                                 2,588          88          --        2,676
                                             ---------   ---------   ---------    ---------
             Total fixed income securities   $ 284,928   $  10,004   $  (4,050)   $ 290,882
                                             =========   =========   =========    =========

            DECEMBER 31, 2012
            U.S. government and agencies     $  86,428   $   5,659   $      --    $  92,087
            Municipal                            2,499         401          --        2,900
            Corporate                          178,824      13,173         (29)     191,968
            Foreign government                   4,999         265          --        5,264
            RMBS                                28,239       1,498          --       29,737
            CMBS                                 8,335         268          --        8,603
                                             ---------   ---------   ---------    ---------
             Total fixed income securities   $ 309,324   $  21,264   $     (29)   $ 330,559
                                             =========   =========   =========    =========

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows as of December 31, 2013:

                   ($ IN THOUSANDS)                         AMORTIZED      FAIR
                                                              COST        VALUE
                                                            ---------   ---------
                   Due in one year or less                  $  35,518   $  35,883
                   Due after one year through five years      110,661     116,264
                   Due after five years through ten years     111,316     111,036
                   Due after ten years                         10,979      10,573
                                                            ---------   ---------
                                                              268,474     273,756
                   RMBS and CMBS                               16,454      17,126
                                                            ---------   ---------
                     Total                                  $ 284,928   $ 290,882
                                                            =========   =========

     Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

            ($ IN THOUSANDS)                           2013        2012        2011
                                                     --------    --------    --------
            Fixed income securities                  $ 11,545    $ 12,138    $ 12,133
            Short-term investments                         23          20          11
                                                     --------    --------    --------
              Investment income, before expense        11,568      12,158      12,144
              Investment expense                         (633)       (568)       (308)
                                                     --------    --------    --------
                Net investment income                $ 10,935    $ 11,590    $ 11,836
                                                     ========    ========    ========

REALIZED CAPITAL GAINS AND LOSSES

     Realized capital gains and losses netted to zero in 2013 with gains from sales offsetting impairment write-downs. The Company recognized realized capital gains of $626 thousand and $2.1 million in 2012 and 2011, respectively. Realized capital gains and losses in 2013, 2012 and 2011 included $2 thousand, $19 thousand and $12 thousand, respectively, of other-than-temporary impairment losses related to RMBS, none of which were included in other comprehensive income. No other-than-temporary impairment losses were included in accumulated other comprehensive income as of December 31, 2013 or 2012.

     Gross gains of $3 thousand, $645 thousand and $1.9 million and gross losses of $1 thousand, zero and $3 thousand were realized on sales of fixed income securities during 2013, 2012 and 2011, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

($ IN THOUSANDS)                                                 GROSS UNREALIZED
                                                        FAIR    -------------------  UNREALIZED NET
                                                       VALUE      GAINS     LOSSES       GAINS
                                                     ---------  --------  ---------  --------------
DECEMBER 31, 2013
Fixed income securities                              $ 290,882  $ 10,004  $ (4,050)  $        5,954
Short-term investments                                  55,959         1        (1)              --
                                                                                     --------------
 Unrealized net capital gains and losses, pre-tax                                             5,954
 Deferred income taxes                                                                       (2,084)
                                                                                     --------------
 Unrealized net capital gains and losses, after-tax                                  $        3,870
                                                                                     ==============

                                                                 GROSS UNREALIZED
                                                        FAIR    -------------------  UNREALIZED NET
                                                       VALUE      GAINS    LOSSES         GAINS
                                                     ---------  --------  ---------  --------------
DECEMBER 31, 2012
Fixed income securities                              $ 330,559  $ 21,264  $    (29)  $       21,235
Short-term investments                                  24,203         1        --                1
                                                                                     --------------
 Unrealized net capital gains and losses, pre-tax                                            21,236
 Deferred income taxes                                                                       (7,433)
                                                                                     --------------
 Unrealized net capital gains and losses, after-tax                                  $       13,803
                                                                                     ==============

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ IN THOUSANDS)                                                                2013        2012        2011
                                                                             ---------    --------    --------
Fixed income securities                                                      $ (15,281)   $    380    $  5,247
Short-term investments                                                              (1)          1        --
                                                                             ---------    --------    --------
  Total                                                                        (15,282)        381       5,247
Deferred income taxes                                                            5,349        (134)     (1,836)
                                                                             ---------    --------    --------
 (Decrease) increase in unrealized net capital gains and losses, after-tax   $  (9,933)   $    247    $  3,411
                                                                             =========    ========    ========

PORTFOLIO MONITORING

     The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income security whose carrying value may be other-than-temporarily impaired.

     For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.

     If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

     The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost.

     The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ IN THOUSANDS)                    LESS THAN 12 MONTHS                  12 MONTHS OR MORE
                             ---------------------------------   ---------------------------------      TOTAL
                               NUMBER      FAIR     UNREALIZED     NUMBER      FAIR     UNREALIZED   UNREALIZED
                             OF ISSUES     VALUE      LOSSES     OF ISSUES     VALUE      LOSSES       LOSSES
                             ---------   --------   ----------   ---------   --------   ----------   ----------
DECEMBER 31, 2013
U.S. government and agencies         1   $  4,942   $      (57)         --   $     --   $       --   $      (57)
Corporate                           23     75,754       (3,795)          1      1,770         (198)      (3,993)
                             ---------   --------   ----------   ---------   --------   ----------   ----------
 Total                              24   $ 80,696   $   (3,852)          1   $  1,770   $     (198)  $   (4,050)
                             =========   ========   ==========   =========   ========   ==========   ==========

DECEMBER 31, 2012
Corporate                            1   $  1,936   $      (29)         --   $     --   $       --   $      (29)
                             ---------   --------   ----------   ---------   --------   ----------   ----------
 Total                               1   $  1,936   $      (29)         --   $     --   $       --   $      (29)
                             =========   ========   ==========   =========   ========   ==========   ==========

     As of December 31, 2013, $4.1 million of unrealized losses are related to investment grade securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion, Kroll or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to increasing risk-free interest rates or widening credit spreads since the time of initial purchase.

     As of December 31, 2013, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis.

MUNICIPAL BONDS

     All of the municipal bond issuers represented in the Company's municipal bond portfolio were in Washington as of both December 31, 2013 and 2012.

CONCENTRATION OF CREDIT RISK

     As of December 31, 2013, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

OTHER INVESTMENT INFORMATION

     As of December 31, 2013, fixed income securities and short-term investments with a carrying value of $9.4 million were on deposit with regulatory authorities as required by law.

5.   FAIR VALUE OF ASSETS AND LIABILITIES

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

LEVEL 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

LEVEL 2: Assets and liabilities whose values are based on the following:

         (a) Quoted prices for similar assets or liabilities in active markets;

         (b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or

         (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

LEVEL 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

     The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

     The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company's processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

     The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

     The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company's use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.

     In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

SUMMARY OF SIGNIFICANT VALUATION TECHNIQUES FOR ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

LEVEL 1 MEASUREMENTS

  - FIXED INCOME SECURITIES: Comprise certain U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

  - SHORT-TERM: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

  - SEPARATE ACCOUNT ASSETS: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

LEVEL 2 MEASUREMENTS

  -  FIXED INCOME SECURITIES:

     U.S. GOVERNMENT AND AGENCIES: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

     MUNICIPAL: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

     CORPORATE, INCLUDING PRIVATELY PLACED: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

     FOREIGN GOVERNMENT: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

     RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.

     CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

  - SHORT-TERM: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

LEVEL 3 MEASUREMENTS

  -  FIXED INCOME SECURITIES:

     CORPORATE: Valued based on models that are widely accepted in the financial services industry with certain inputs to the valuation model that are significant to the valuation, but are not market observable.

  - CONTRACTHOLDER FUNDS: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

     The following table summarizes the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2013. There are no assets or liabilities measured at fair value on a non-recurring basis as of December 31, 2013.

($ IN THOUSANDS)                                                   QUOTED
                                                                 PRICES IN
                                                                   ACTIVE        SIGNIFICANT
                                                                 MARKETS FOR        OTHER        SIGNIFICANT
                                                                  IDENTICAL       OBSERVABLE     UNOBSERVABLE   BALANCE AS OF
                                                                    ASSETS         INPUTS          INPUTS        DECEMBER 31,
                                                                  (LEVEL 1)       (LEVEL 2)       (LEVEL 3)         2013
                                                                -------------   -------------   -------------   -------------
   ASSETS:
    Fixed income securities:
     U.S. government and agencies                               $      27,520   $      46,326   $          --   $      73,846
     Municipal                                                             --           2,769              --           2,769
     Corporate                                                             --         191,977              --         191,977
     Foreign government                                                    --           5,164              --           5,164
     RMBS                                                                  --          14,450              --          14,450
     CMBS                                                                  --           2,676              --           2,676
                                                                -------------   -------------   -------------   -------------
       Total fixed income securities                                   27,520         263,362              --         290,882
    Short-term investments                                             20,764          35,195              --          55,959
    Separate account assets                                         1,700,566            --                --       1,700,566
                                                                -------------   -------------   -------------   -------------
   TOTAL ASSETS AT FAIR VALUE                                   $   1,748,850   $     298,557   $          --   $   2,047,407
                                                                =============   =============   =============   =============
   % of total assets at fair value                                       85.4%           14.6%             --%          100.0%

   LIABILITIES:
    Contractholder funds: Derivatives
     embedded in life and annuity contracts                     $          --   $          --   $    (267,859)  $    (267,859)
                                                                -------------   -------------   -------------   -------------
   TOTAL LIABILITIES AT FAIR VALUE                              $          --   $          --   $    (267,859)  $    (267,859)
                                                                =============   =============   =============   =============
   % of total liabilities at fair value                                    --%             --%          100.0%          100.0%

     The following table summarizes the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2012. There are no assets or liabilities measured at fair value on a non-recurring basis as of December 31, 2012.

($ IN THOUSANDS)                                                   QUOTED
                                                                  PRICES IN
                                                                   ACTIVE        SIGNIFICANT
                                                                 MARKETS FOR        OTHER        SIGNIFICANT
                                                                  IDENTICAL       OBSERVABLE    UNOBSERVABLE    BALANCE AS OF
                                                                   ASSETS           INPUTS         INPUTS        DECEMBER 31,
                                                                  (LEVEL 1)       (LEVEL 2)       (LEVEL 3)          2012
                                                                -------------   -------------   -------------   -------------
   ASSETS:
     Fixed income securities:
      U.S. government and agencies                              $      34,303   $      57,784   $          --   $      92,087
      Municipal                                                            --           2,900              --           2,900
      Corporate                                                            --         191,656             312         191,968
      Foreign government                                                   --           5,264              --           5,264
      RMBS                                                                 --          29,737              --          29,737
      CMBS                                                                 --           8,603              --           8,603
                                                                -------------   -------------   -------------   -------------
         Total fixed income securities                                 34,303         295,944             312         330,559
    Short-term investments                                             18,793           5,410              --          24,203
    Separate account assets                                         1,625,669              --              --       1,625,669
                                                                -------------   -------------   -------------   -------------
   TOTAL ASSETS AT FAIR VALUE                                   $   1,678,765   $     301,354   $         312   $   1,980,431
                                                                =============   =============   =============   =============
   % of total assets at fair value                                       84.7%           15.2%            0.1%          100.0%

   LIABILITIES:
      Contractholder funds: Derivatives
        embedded in life and annuity contracts                  $          --   $          --   $    (314,926)  $    (314,926)
                                                                -------------   -------------   -------------   -------------
   TOTAL LIABILITIES AT FAIR VALUE                              $          --   $          --   $    (314,926)  $    (314,926)
                                                                =============   =============   =============   =============
   % of total liabilities at fair value                                    --%             --%          100.0%          100.0%

     The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

                                                VALUATION     UNOBSERVABLE                   WEIGHTED
($ IN THOUSANDS)                 FAIR VALUE     TECHNIQUE        INPUT           RANGE       AVERAGE
                               -------------   -----------   --------------   -----------   -----------
DECEMBER 31, 2013

Derivatives embedded in life   $    (258,415)  Stochastic    Projected        1.0 - 2.0%    1.91%
  and annuity contracts -                      cash flow     option cost
  Equity-indexed and forward                   model
  starting options

DECEMBER 31, 2012

Derivatives embedded in life   $    (295,305)  Stochastic    Projected        1.0 - 2.0%    1.96%
  and annuity contracts -                      cash flow     option cost
  Equity-indexed and forward                   model
  starting options

     If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value.

     The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013.

($ IN THOUSANDS)                                                              TOTAL GAINS (LOSSES)
                                                                                  INCLUDED IN:
                                                             BALANCE AS    --------------------------    TRANSFERS     TRANSFERS
                                                            OF DECEMBER        NET                         INTO         OUT OF
                                                             31, 2012       INCOME (1)        OCI         LEVEL 3       LEVEL 3
                                                           -------------   ------------   -----------   -----------   -----------
ASSETS
Fixed income securities:
 Corporate                                                 $         312   $         --   $        --   $        --   $        --
                                                           -------------   ------------   -----------   -----------   -----------
   TOTAL RECURRING LEVEL 3 ASSETS                          $         312   $         --   $        --   $        --   $        --
                                                           =============   ============   ===========   ===========   ===========

LIABILITIES
Contractholder funds: Derivatives
 embedded in life and annuity contracts                    $    (314,926)  $     43,244   $        --   $        --   $        --
                                                           -------------   ------------   -----------   -----------   -----------
   TOTAL RECURRING LEVEL 3 LIABILITIES                     $    (314,926)  $     43,244   $        --   $        --   $        --
                                                           =============   ============   ===========   ===========   ===========

                                                                                                                      BALANCE AS
                                                                                                                      OF DECEMBER
                                                             PURCHASES        SALES         ISSUES      SETTLEMENTS    31, 2013
                                                            ------------   ------------   -----------   -----------   -----------
ASSETS
Fixed income securities:
 Corporate                                                  $         --   $         --   $        --   $      (312)  $        --
                                                            ------------   ------------   -----------   -----------   -----------
   TOTAL RECURRING LEVEL 3 ASSETS                           $         --   $         --   $        --   $      (312)  $        --
                                                            ============   ============   ===========   ===========   ===========

LIABILITIES
Contractholder funds: Derivatives
  embedded in life and annuity contracts                    $         --   $         --   $    (6,621)  $    10,444   $  (267,859)
                                                            ------------   ------------   -----------   -----------   -----------
    TOTAL RECURRING LEVEL 3 LIABILITIES                     $         --   $         --   $    (6,621)  $    10,444   $  (267,859)
                                                            ============   ============   ===========   ===========   ===========

----------
(1)  The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $33.0 million in interest credited to contractholder funds and $10.2 million in contract benefits. These amounts are ceded in accordance with the Company's reinsurance agreements.

     The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012.

($ IN THOUSANDS)                                                              TOTAL GAINS (LOSSES)
                                                                                  INCLUDED IN:
                                                             BALANCE AS    --------------------------    TRANSFERS     TRANSFERS
                                                            OF DECEMBER        NET                         INTO         OUT OF
                                                              31, 2011      INCOME (1)       OCI          LEVEL 3       LEVEL 3
                                                           -------------   ------------   -----------   -----------   -----------
ASSETS
Fixed income securities:
 Corporate                                                 $         598   $         --   $        --   $        --   $        --
 RMBS                                                              2,321             --            --            --        (2,321)
                                                           -------------   ------------   -----------   -----------   -----------
   TOTAL RECURRING LEVEL 3 ASSETS                          $       2,919   $         --   $        --   $        --   $    (2,321)
                                                           =============   ============   ===========   ===========   ===========

LIABILITIES
Contractholder funds: Derivatives
  embedded in life and annuity contracts                   $    (506,678)  $    131,054   $        --   $        --   $        --
                                                           -------------   ------------   -----------   -----------   -----------
   TOTAL RECURRING LEVEL 3 LIABILITIES                     $    (506,678)  $    131,054   $        --   $        --   $        --
                                                           =============   ============   ===========   ===========   ===========

                                                                                                                       BALANCE AS
                                                                                                                      OF DECEMBER
                                                             PURCHASES         SALES        ISSUES      SETTLEMENTS    31, 2012
                                                           -------------   ------------   -----------   -----------   -----------
ASSETS
Fixed income securities:
 Corporate                                                 $          --   $         --   $        --   $      (286)  $       312
 RMBS                                                                 --             --            --            --           --
                                                           -------------   ------------   -----------   -----------   -----------
   TOTAL RECURRING LEVEL 3 ASSETS                          $          --   $         --   $        --   $      (286)  $       312
                                                           =============   ============   ===========   ===========   ===========

LIABILITIES
Contractholder funds: Derivatives
  embedded in life and annuity contracts                   $          --   $         --   $   (11,024)  $    71,722   $  (314,926)
                                                           -------------   ------------   -----------   -----------   -----------
   TOTAL RECURRING LEVEL 3 LIABILITIES                     $          --   $         --   $   (11,024)  $    71,722   $  (314,926)
                                                           =============   ============   ===========   ===========   ===========

----------
(2)  The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $125.9 million in interest credited to contractholder funds and $5.1 million in contract benefits. These amounts are ceded in accordance with the Company's reinsurance agreements.

     The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

($ IN THOUSANDS)                                                              TOTAL GAINS (LOSSES)
                                                                                  INCLUDED IN:
                                                           BALANCE AS OF   --------------------------    TRANSFERS     TRANSFERS
                                                            DECEMBER 31,       NET                         INTO         OUT OF
                                                               2010         INCOME (1)        OCI         LEVEL 3       LEVEL 3
                                                           -------------   ------------   -----------   -----------   -----------
ASSETS
 Fixed income securities:
   Corporate                                               $         852   $         --   $       199   $        --   $   (10,199)
   RMBS                                                            6,880             (4)         (108)           --        (3,577)
   CMBS                                                            1,916             --           (49)           --        (1,867)
                                                           -------------   ------------   -----------   -----------   -----------
    TOTAL RECURRING LEVEL 3 ASSETS                         $       9,648   $         (4)  $        42   $        --   $   (15,643)
                                                           =============   ============   ===========   ===========   ===========

LIABILITIES
Contractholder funds: Derivatives
  embedded in life and annuity contracts                   $    (494,149)  $   (110,951)  $        --   $        --  $         --
                                                           -------------   ------------   -----------   -----------   -----------
    TOTAL RECURRING LEVEL 3 LIABILITIES                    $    (494,149)  $   (110,951)  $        --   $        --  $         --
                                                           =============   ============   ===========   ===========   ===========

                                                                                                                      BALANCE AS
                                                                                                                      OF DECEMBER
                                                             PURCHASES        SALES          ISSUES     SETTLEMENTS    31, 2011
                                                           -------------   ------------   -----------   -----------   -----------
ASSETS
 Fixed income securities:
   Corporate                                               $      10,000   $         --   $        --   $      (254)  $       598
   RMBS                                                               --             --            --          (870)        2,321
   CMBS                                                               --             --            --            --            --
                                                           -------------   ------------   -----------   -----------   -----------
    TOTAL RECURRING LEVEL 3 ASSETS                         $      10,000   $         --   $        --   $    (1,124)  $     2,919
                                                           =============   ============   ===========   ===========   ===========

LIABILITIES
Contractholder funds: Derivatives
  embedded in life and annuity contracts                   $          --   $         --   $   (55,559)  $   153,981   $  (506,678)
                                                           -------------   ------------   -----------   -----------   -----------
    TOTAL RECURRING LEVEL 3 LIABILITIES                    $          --   $         --   $   (55,559)  $   153,981   $  (506,678)
                                                           =============   ============   ===========   ===========   ===========

----------
(1)  The amount attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net
     investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as follows:
     $(106.6) million in interest credited to contractholder funds and $(4.3) million in contract benefits. These amounts are ceded in accordance with the Company's reinsurance agreements.

     Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

     There were no transfers between Level 1 and Level 2 during 2013, 2012 or 2011.

     During 2011, certain RMBS and CMBS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in market activity for these assets.

     During 2011, a corporate fixed income security was transferred into Level 2 from Level 3 due to a change in the valuation model to use primarily market observable inputs. Transfers out of Level 3 during 2012 and 2011 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

     The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

      ($ IN THOUSANDS)                                          2013             2012             2011
                                                          ----------------  ---------------  ---------------
      ASSETS
       Fixed income securities:
          Corporate                                       $             --  $           --    $          (2)
          RMBS                                                          --              --               (5)
                                                          ----------------  ---------------  ---------------
             TOTAL RECURRING LEVEL 3 ASSETS               $             --  $           --    $          (7)
                                                          ================  ===============   ==============
      LIABILITIES
       Contractholder funds: Derivatives embedded in
          life and annuity contracts                      $         43,244  $       131,054  $      (110,951)
                                                          ----------------  ---------------  ---------------
             TOTAL RECURRING LEVEL 3 LIABILITIES          $         43,244  $       131,054   $     (110,951)
                                                          ================  ===============   ==============

     The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. The amounts attributable to fixed income securities are reported in net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $33.0 million in interest credited to contractholder funds and $10.2 million in contract benefits in 2013, $125.9 million in interest credited to contractholder funds and $5.1 million in contract benefits in 2012 and $(106.6) million in interest credited to contractholder funds and $(4.3) million in contract benefits in 2011. These amounts are ceded in accordance with the Company's reinsurance agreements.

     As of December 31, 2013 and 2012, financial instruments not carried at fair value included contractholder funds on investment contracts. The carrying value and fair value of contractholder funds on investment contracts were $7.76 billion and $7.66 billion, respectively, as of December 31, 2013 and were $9.16 billion and $9.14 billion, respectively, as of December 31, 2012. The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk. The fair value measurements for contractholder funds on investment contracts are categorized as Level 3.

6.   DERIVATIVE FINANCIAL INSTRUMENTS

     The Company has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. The Company's embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders, and guaranteed minimum accumulation and withdrawal benefits in variable annuity contracts. The Company does not use derivatives for speculative purposes.

     The following table provides a summary of the volume and fair value positions of embedded derivative financial instruments. None of these derivatives are designated as accounting hedging instruments and all are gross liabilities reported in contractholder funds.

($ IN THOUSANDS)                                        DECEMBER 31, 2013                DECEMBER 31, 2012
                                                  -----------------------------   ----------------------------
                                                      VOLUME -                       VOLUME -
                                                     NOTIONAL          FAIR          NOTIONAL         FAIR
                                                      AMOUNT          VALUE           AMOUNT         VALUE
                                                  -------------   -------------   -------------  -------------
Equity-indexed and forward starting options in
   life and annuity product contracts             $   2,591,090   $    (258,415)  $   3,098,496  $    (295,305)
Guaranteed accumulation benefits                        152,936          (8,970)        174,791        (18,047)
Guaranteed withdrawal benefits                           22,199            (474)         25,186         (1,574)
                                                  -------------   -------------   -------------  -------------
TOTAL DERIVATIVES                                 $   2,766,225   $    (267,859)  $   3,298,473  $    (314,926)
                                                  =============   =============   =============  =============

     Gains and losses from valuation and settlements of embedded derivative financial instruments were reported as $36.9 million in interest credited to contractholder funds and $10.2 million in contract benefits in 2013, and $186.6 million in interest credited to contractholder funds and $5.1 million in contract benefits in 2012, which in turn were ceded to ALIC.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments as of December 31, 2013 or 2012.

7.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     As of December 31, the reserve for life-contingent contract benefits consists of the following:

               ($ IN THOUSANDS)                                          2013            2012
                                                                    -------------- ---------------
               Traditional life insurance                           $    1,548,134 $     1,519,650
               Immediate fixed annuities                                   676,565         677,986
               Accident and health insurance                             1,324,268       1,217,648
               Other                                                         8,444           9,395
                                                                    -------------- ---------------
                Total reserve for life-contingent contract benefits $    3,557,411 $     3,424,679
                                                                    ============== ===============

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

           PRODUCT                           MORTALITY                     INTEREST RATE                  ESTIMATION METHOD
-------------------------------   ---------------------------------  ---------------------------   ------------------------------
Traditional life insurance        Actual company experience plus     Interest rate assumptions     Net level premium reserve
                                  loading                            range from 2.5% to 8.0%       method using the Company's
                                                                                                   withdrawal experience rates;
                                                                                                   includes reserves for unpaid
                                                                                                   claims

Immediate fixed annuities         1983 individual annuity            Interest rate assumptions     Present value of expected
                                  mortality table with               range from 0% to 8.8%         future benefits based on
                                  internal modifications;                                          historical experience
                                  1983 individual annuity
                                  mortality table; Annuity
                                  2000 mortality table with
                                  internal modifications

Accident and health insurance     Actual company experience plus     Interest rate assumptions     Unearned premium; additional
                                  loading                            range from 4.0% to 5.3%       contract reserves for
                                                                                                   mortality risk and unpaid
                                                                                                   claims

Other:
   Variable annuity               Annuity 2000 mortality table       Interest rate assumptions     Projected benefit ratio
   guaranteed minimum death       with internal modifications        range from 4.0% to 5.8%       applied to cumulative
   benefits                                                                                        assessments

   As of December 31, contractholder funds consist of the following:

                  ($ IN THOUSANDS)                                       2013             2012
                                                                   ----------------- ----------------
                  Interest-sensitive life insurance                $       5,020,265 $      4,814,410
                  Investment contracts:
                   Fixed annuities                                         7,803,892        9,201,641
                   Other investment contracts                                299,958          239,793
                                                                   ----------------- ----------------
                     Total contractholder funds                    $      13,124,115 $     14,255,844
                                                                   ================= ================

   The following table highlights the key contract provisions relating to contractholder funds:

              PRODUCT                            INTEREST RATE             WITHDRAWAL/SURRENDER CHARGES
-----------------------------------     ------------------------------   --------------------------------
Interest-sensitive life insurance       Interest rates credited range    Either a percentage of account
                                        from 0% to 10.0% for             balance or dollar amount
                                        equity-indexed life (whose       grading off generally over 20
                                        returns are indexed to the S&P   years
                                        500) and 2.6% to 6.0% for all
                                        other products

Fixed annuities                         Interest rates credited range    Either a declining or a level
                                        from 0% to 8.8% for immediate    percentage charge generally
                                        annuities; 0% to 7.0% for        over ten years or less.
                                        equity-indexed annuities         Additionally, approximately
                                        (whose returns are indexed to    18.7% of fixed annuities are
                                        the S&P 500); and 1.0% to 6.0%   subject to market value
                                        for all other products           adjustment for discretionary
                                                                         withdrawals.

Other investment contracts:
   Guaranteed minimum income,           Interest rates used in           Withdrawal and surrender
   accumulation and withdrawal          establishing reserves range      charges are based on the terms
   benefits on variable and fixed       from 1.7% to 10.3%               of the related interest-sensitive
   annuities and secondary                                               life insurance or fixed annuity
   guarantees on interest-sensitive                                      contract
   life insurance and fixed
   annuities

   Contractholder funds activity for the years ended December 31 is as follows:

            ($ IN THOUSANDS)                              2013               2012                 2011
                                                    -----------------  -----------------   -----------------
            Balance, beginning of year              $      14,255,844  $      15,489,624   $      17,247,071
            Deposits                                        1,109,108          1,070,374           1,007,316
            Interest credited                                 524,801            406,805             576,331
            Benefits                                         (353,687)          (473,329)           (459,991)
            Surrenders and partial withdrawals             (1,880,495)        (1,703,966)         (2,412,295)
            Contract charges                                 (601,609)          (558,519)           (513,068)
            Net transfers from separate accounts               18,477             16,463              18,935
            Other adjustments                                  51,676              8,392              25,325
                                                    -----------------  -----------------   -----------------
            Balance, end of year                    $      13,124,115  $      14,255,844   $      15,489,624
                                                    =================  =================   =================

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

($ IN MILLIONS)                                                                         DECEMBER 31,
                                                                            ---------------------------------
                                                                                  2013             2012
                                                                            ----------------  ---------------
IN THE EVENT OF DEATH
 Separate account value                                                     $          877.0  $         926.1
 Net amount at risk (1)                                                     $           63.2  $         101.6
 Average attained age of contractholders                                            59 years         59 years

AT ANNUITIZATION (INCLUDES INCOME BENEFIT GUARANTEES)
 Separate account value                                                     $          170.5  $         168.1
 Net amount at risk (2)                                                     $           16.6  $          29.6
 Weighted average waiting period until annuitization options available                  None           1 year

FOR CUMULATIVE PERIODIC WITHDRAWALS
 Separate account value                                                     $           21.8  $          24.8
 Net amount at risk (3)                                                     $            0.1  $           0.2

ACCUMULATION AT SPECIFIED DATES
 Separate account value                                                     $          151.1  $         172.0
 Net amount at risk (4)                                                     $            7.3  $          13.7
 Weighted average waiting period until guarantee date                                6 years          7 years

----------
(1)  Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2)  Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3)  Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4)  Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     As of December 31, 2013, liabilities for guarantees included reserves for variable annuity death benefits of $8.4 million, variable annuity income benefits of $8.7 million, variable annuity accumulation benefits of $9.0 million, variable annuity withdrawal benefits of $0.5 million and interest-sensitive life and fixed annuity guarantees of $281.8 million. As of December 31, 2012, liabilities for guarantees included reserves for variable annuity death benefits of $9.4 million, variable annuity income benefits of $19.5 million, variable annuity accumulation benefits of $18.0 million, variable annuity withdrawal benefits of $1.6 million and interest-sensitive life and fixed annuity guarantees of $200.7 million.

8.   REINSURANCE

     The Company has reinsurance agreements under which it reinsures all of its business to ALIC, LB Re or non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life policies under coinsurance agreements to a pool of twelve non-affiliated reinsurers.


     As of December 31, 2013, 86.9% of the total reinsurance recoverables were related to ALIC and 13.1% were related to non-affiliated reinsurers. As of December 31, 2013 and 2012, 95% and 98%, respectively, of the Company's non-affiliated reinsurance recoverables are due from companies rated A- or better by S&P.

   The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ IN THOUSANDS)                                                    2013              2012               2011
                                                              ----------------   ---------------   -----------------
Direct                                                        $      1,331,597   $     1,298,864   $       1,266,264
Assumed                                                                  6,830             6,784               7,057
Ceded:
 Affiliate                                                            (962,576)         (908,459)           (833,149)
 Non-affiliate                                                        (375,851)         (397,189)           (440,172)
                                                              ----------------   ---------------   -----------------
Premiums and contract charges, net of reinsurance             $             --   $            --   $              --
                                                              ================   ===============   =================

     The effects of reinsurance on interest credited to contractholder funds, contract benefits and expenses for the years ended December 31 are as follows:

($ IN THOUSANDS)                                                     2013             2012               2011
                                                              ----------------   ---------------   -----------------
Direct                                                        $      1,938,015   $     1,882,714   $       1,893,124
Assumed                                                                  8,180             9,167               7,337
Ceded:
 Affiliate                                                          (1,505,010)       (1,369,305)         (1,408,953)
 Non-affiliate                                                        (441,185)         (522,576)           (491,508)
                                                              ----------------   ---------------   -----------------
Interest credited to contractholder funds, contract
   benefits and expenses, net of reinsurance                  $             --   $            --   $              --
                                                              ================   ===============   =================

9.  GUARANTEES AND CONTINGENT LIABILITIES

GUARANTEES

     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2013.

REGULATION AND COMPLIANCE

     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

     The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company's practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the financial statements of the Company.

10.  INCOME TAXES

     The Company joins the Corporation and its other subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company also has a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2011 and 2012 federal income tax returns. The IRS has completed its examination of the Allstate Group's 2009 and 2010 federal income tax returns and issued a Revenue Agent's Report on April 15, 2013. The Allstate Group protested certain of the adjustments contained in the report and the case was forwarded to Appeals on June 13, 2013. The IRS has also completed its examinations of the Allstate Group's federal income tax returns for the years 2005-2008 and a final settlement for those years has been approved by the Joint Committee on Taxation. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

     The Company had no liability for unrecognized tax benefits as of December 31, 2013, 2012 or 2011, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

     The components of the deferred income tax assets and liabilities as of December 31 are as follows:


                       ($ IN THOUSANDS)                        2013        2012
                                                           ----------   ----------
                       DEFERRED ASSETS
                       Reinsurance recoverables            $      497   $       --
                       Other assets                                 4           --
                                                           ----------   ----------
                        Total deferred assets                     501           --
                                                           ----------   ----------
                       DEFERRED LIABILITIES
                       Unrealized net capital gains            (2,084)      (7,433)
                       Accrued expenses                          (981)        (524)
                       Other liabilities                           --          (33)
                                                           ----------   ----------
                        Total deferred liabilities             (3,065)      (7,990)
                                                           ----------   ----------
                          Net deferred liability           $   (2,564) $    (7,990)
                                                           ==========  ===========

     The components of income tax expense for the years ended December 31 are as follows:

          ($ IN THOUSANDS)                          2013         2012         2011
                                                ---------    ----------   ----------
          Current                               $   3,902    $    4,145   $    4,802
          Deferred                                    (77)          128           59
                                                ---------    ----------   ----------
             Total income tax expense           $   3,825    $    4,273   $    4,861
                                                =========    ==========   ==========

     The Company paid income taxes of $4.2 million, $4.8 million and $4.4 million in 2013, 2012 and 2011, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                           2013     2012       2011
                                           ----     ----       ----
Statutory federal income tax rate          35.0%    35.0%      35.0%
Other                                        --       --       (0.1)
                                           ----     ----       ----
Effective income tax rate                  35.0%    35.0%      34.9%
                                           ====     ====       ====

11.  STATUTORY FINANCIAL INFORMATION AND DIVIDEND LIMITATIONS

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     The State of Nebraska requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska Insurance Commissioner. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

     Statutory net income was $7.7 million, $8.5 million and $8.6 million in 2013, 2012 and 2011, respectively. Statutory capital and surplus was $332.5 million and $323.9 million as of December 31, 2013 and 2012, respectively.

DIVIDEND LIMITATIONS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the Nebraska Department of Insurance ("NE DOI") is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The Company did not pay any dividends in 2013. The maximum amount of dividends the Company can pay without prior NE DOI approval during 2014 is $33.2 million. Any dividend must be paid out of unassigned surplus excluding unrealized appreciation from investments, which totaled $159.2 million as of December 31, 2013, and cannot result in capital and surplus being less than the minimum amount required by law.

     Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital ("RBC") requirements adopted by state insurance regulators. A company's "authorized control level RBC" is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain statutory capital and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements. Total statutory capital and surplus and authorized control level RBC of the Company were $332.5 million and $61.9 million, respectively, as of December 31, 2013.

12.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

 ($ IN THOUSANDS)                                                                        2013
                                                                       ------------------------------------------
                                                                                                        AFTER-
                                                                          PRE-TAX          TAX           TAX
                                                                       -------------  ------------   ------------
 Unrealized net holding losses arising during the period               $     (15,281) $       5,349  $     (9,932)
 Less: reclassification adjustment of realized capital gains and losses            1             --             1
                                                                       -------------  -------------  ------------
 Unrealized net capital gains and losses                                     (15,282)         5,349        (9,933)
                                                                       -------------  -------------  ------------
 Other comprehensive loss                                              $     (15,282) $       5,349  $     (9,933)
                                                                       =============  =============  ============

                                                                                         2012
                                                                       ------------------------------------------
                                                                                                        AFTER-
                                                                          PRE-TAX          TAX           TAX
                                                                       -------------  ------------   ------------
 Unrealized net holding gains arising during the period                $         977  $        (343) $        634
 Less: reclassification adjustment of realized capital gains and losses          596           (209)          387
                                                                       -------------  ------------   ------------
 Unrealized net capital gains and losses                                         381           (134)          247
                                                                       -------------  -------------  ------------
 Other comprehensive income                                            $        381   $       (134)  $        247
                                                                       =============  =============  ============

                                                                                         2011
                                                                        -----------------------------------------
                                                                                                        AFTER-
                                                                          PRE-TAX          TAX           TAX
                                                                       -------------  -------------  ------------
 Unrealized net holding gains arising during the period                $       7,322  $      (2,562) $      4,760
 Less: reclassification adjustment of realized capital gains and losses        2,075           (726)        1,349
                                                                       -------------  -------------  ------------
 Unrealized net capital gains and losses                                       5,247         (1,836)        3,411
                                                                       -------------  -------------  ------------
 Other comprehensive income                                            $       5,247  $      (1,836) $      3,411
                                                                       =============  =============  ============

                          LINCOLN BENEFIT LIFE COMPANY
                       SCHEDULE I - SUMMARY OF INVESTMENTS
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2013

($ IN THOUSANDS)
                                                                                                          AMOUNT AT
                                                                                                            WHICH
                                                                                                          SHOWN IN
                                                                            AMORTIZED         FAIR           THE
                                                                              COST           VALUE       BALANCE SHEET
                                                                        --------------- --------------  ---------------
TYPE OF INVESTMENT
Fixed maturities:
  Bonds:
       United States government, government agencies and authorities    $        70,790 $       73,846  $        73,846
       States, municipalities and political subdivisions                          2,499          2,769            2,769
       Foreign governments                                                        4,999          5,164            5,164
       Public utilities                                                          14,960         15,994           15,994
       All other corporate bonds                                                175,226        175,983          175,983
  Residential mortgage-backed securities                                         13,866         14,450           14,450
  Commercial mortgage-backed securities                                           2,588          2,676            2,676
                                                                        --------------- --------------  ---------------
       Total fixed maturities                                                   284,928        290,882          290,882

Short-term investments                                                           55,959         55,959           55,959
                                                                        --------------- --------------  ---------------
       Total investments                                                $       340,887 $      346,841  $       346,841
                                                                        =============== ==============  ===============

                          LINCOLN BENEFIT LIFE COMPANY
                            SCHEDULE IV - REINSURANCE

($ IN THOUSANDS)                                                                                                  PERCENTAGE
                                                                CEDED TO            ASSUMED                       OF AMOUNT
                                              GROSS              OTHER            FROM OTHER         NET           ASSUMED
                                             AMOUNT           COMPANIES (1)        COMPANIES       AMOUNT           TO NET
                                      ------------------  -------------------  ---------------  ------------    --------------
YEAR ENDED DECEMBER 31, 2013
Life insurance in force               $      389,941,404  $       395,421,202  $     5,479,798  $         --                --%
                                      ==================  ===================  ===============  ============

Premiums and contract charges:
    Life and annuities                $        1,250,623  $         1,257,453  $         6,830  $         --                --%
    Accident and health insurance                 80,974               80,974               --            --                --%
                                      ------------------  -------------------  ---------------  ------------
                                      $        1,331,597  $         1,338,427  $         6,830  $         --                --%
                                      ==================  ===================  ===============  ============

YEAR ENDED DECEMBER 31, 2012
Life insurance in force               $      378,467,115  $       384,205,939  $     5,738,824  $         --                --%
                                      ==================  ===================  ===============  ============

Premiums and contract charges:
    Life and annuities                $        1,201,592  $         1,208,376  $         6,784  $         --                --%
    Accident and health insurance                 97,272               97,272               --            --                --%
                                      ------------------  -------------------  ---------------  ------------
                                      $        1,298,864  $         1,305,648  $         6,784  $         --                --%
                                      ==================  ===================  ===============  ============

YEAR ENDED DECEMBER 31, 2011
Life insurance in force               $      364,469,564  $       370,439,179  $     5,969,615  $         --                --%
                                      ==================  ===================  ===============  ============

Premiums and contract charges:
    Life and annuities                $        1,156,434  $         1,163,491  $         7,057  $         --                --%
    Accident and health insurance                109,830              109,830               --            --                --%
                                      ------------------  -------------------  ---------------  ------------
                                      $        1,266,264  $         1,273,321  $         7,057  $         --                --%
                                      ==================  ===================  ===============  ============

------------
(1)  No reinsurance or coinsurance income was netted against premiums ceded in 2013, 2012 or 2011.

                                       29

               ----------------------------------------------------------------
               LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
               FINANCIAL STATEMENTS AS OF DECEMBER 31, 2013 AND FOR THE PERIODS ENDED DECEMBER 31, 2013 AND 2012, AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of Lincoln Benefit Life Variable Life Account and Board of Directors of Lincoln Benefit Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Life Account (the "Account") as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Life Account as of December 31, 2013, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

CHICAGO, IL
MARCH 28, 2014

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   DWS Investments
                                                                                                                      Variable
                        AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein  Insurance Trust
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                               VPS               VPS               VPS               VPS               VPS             DWS VIP
                           Growth and       International     International       Small Cap         Small/Mid        Equity 500
                         Income Class A    Growth Class A     Value Class A    Growth Class A   Cap Value Class A      Index A
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $         360,058 $         216,399 $         141,668 $         349,294 $         226,723 $       2,961,503
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $         360,058 $         216,399 $         141,668 $         349,294 $         226,723 $       2,961,503
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $         360,058 $         216,399 $         141,668 $         349,294 $         226,723 $       2,961,503
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $         360,058 $         216,399 $         141,668 $         349,294 $         226,723 $       2,961,503
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   12,952            11,230             9,451            14,883             9,905           155,787
                        ================= ================= ================= ================= ================= =================
Cost of investments     $         262,232 $         184,480 $         126,769 $         259,328 $         176,211 $       1,990,440
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           14.85 $            9.16 $            7.71 $           20.69 $           17.05 $           27.07
                        ================= ================= ================= ================= ================= =================
    Highest             $           14.85 $            9.16 $            7.71 $           20.69 $           17.05 $           27.07
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2013
------------------------------------------------------------------------------------------------------------------------------------

                         DWS Investments
                            Variable      DWS Variable         DWS Variable      DWS Variable      DWS Variable      DWS Variable
                         Insurance Trust    Series I             Series I          Series I          Series I          Series II
                           Sub-Account     Sub-Account          Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- -------------      ----------------- ----------------- ----------------- -----------------
                                                                                    DWS VIP                             DWS VIP
                             DWS VIP         DWS VIP              DWS VIP        Global Small         DWS VIP           Global
                        Small Cap Index A    Bond A            Core Equity A     Cap Growth A      International   Income Builder A
                        ----------------- -------------      ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       1,117,249 $   5,280,982      $       1,967,868 $       5,551,764 $       1,964,959 $       3,719,426
                        ----------------- -------------      ----------------- ----------------- ----------------- -----------------
    Total assets        $       1,117,249 $   5,280,982      $       1,967,868 $       5,551,764 $       1,964,959 $       3,719,426
                        ================= =============      ================= ================= ================= =================
NET ASSETS
Accumulation units      $       1,117,249 $   5,280,982      $       1,967,868 $       5,551,764 $       1,964,959 $       3,719,426
                        ----------------- -------------      ----------------- ----------------- ----------------- -----------------
    Total net assets    $       1,117,249 $   5,280,982      $       1,967,868 $       5,551,764 $       1,964,959 $       3,719,426
                        ================= =============      ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   63,157       958,436                170,526           320,726           216,883           136,243
                        ================= =============      ================= ================= ================= =================
Cost of investments     $         785,034 $   5,875,450      $       1,414,900 $       4,301,378 $       2,052,403 $       2,955,740
                        ================= =============      ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           35.98 $       17.09 (a)  $           19.19 $           39.53 $           15.09 $           15.07
                        ================= =============      ================= ================= ================= =================
    Highest             $           35.98 $       19.46      $           19.19 $           39.53 $           15.09 $           16.01
                        ================= =============      ================= ================= ================= =================

(a)  The high and low accumulation unit value ("AUV") are reported at the same amount where there is only one policy offered for investment in the sub-Account. Otherwise, when more than one policy is available for investment, a high and low AUV is reported.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                  Fidelity          Fidelity          Fidelity
                            Federated         Federated         Federated         Variable          Variable          Variable
                            Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                             Series            Series            Series         Products Fund     Products Fund     Products Fund
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                            Federated
                          Fund for U.S.       Federated         Federated                                                VIP
                           Government        High Income         Managed          VIP Asset                            Emerging
                          Securities II     Bond Fund II    Volatility Fund II     Manager       VIP Contrafund        Markets
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       6,033,191 $       8,737,743 $       3,125,172 $       9,337,347 $      73,111,540 $         342,487
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $       6,033,191 $       8,737,743 $       3,125,172 $       9,337,347 $      73,111,540 $         342,487
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $       6,033,191 $       8,737,743 $       3,125,172 $       9,337,347 $      73,111,540 $         342,487
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $       6,033,191 $       8,737,743 $       3,125,172 $       9,337,347 $      73,111,540 $         342,487
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  550,976         1,222,062           276,564           541,609         2,128,429            38,012
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       6,255,043 $       8,229,277 $       2,496,363 $       7,753,865 $      53,936,019 $         332,746
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           19.58 $           25.17 $           19.11 $           21.70 $           14.34 $           10.73
                        ================= ================= ================= ================= ================= =================
    Highest             $           22.34 $           34.29 $           28.60 $           29.79 $           45.96 $           10.73
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                            Fidelity          Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                            Variable          Variable          Variable          Variable          Variable          Variable
                            Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                          Products Fund     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                  VIP               VIP                                 VIP
                               VIP                               Growth             High                             Index 500 -
                          Equity-Income      VIP Growth         & Income           Income         VIP Index 500     Service Class
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $      37,614,882 $      43,441,877 $         408,118 $         288,428 $      57,747,223 $       2,379,516
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $      37,614,882 $      43,441,877 $         408,118 $         288,428 $      57,747,223 $       2,379,516
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $      37,614,882 $      43,441,877 $         408,118 $         288,428 $      57,747,223 $       2,379,516
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $      37,614,882 $      43,441,877 $         408,118 $         288,428 $      57,747,223 $       2,379,516
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                1,615,066           760,271            21,323            49,729           309,986            12,809
                        ================= ================= ================= ================= ================= =================
Cost of investments     $      35,239,163 $      26,866,477 $         291,520 $         286,435 $      42,287,269 $       1,813,894
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           13.39 $           14.30 $           14.32 $           15.27 $           19.67 $           14.78
                        ================= ================= ================= ================= ================= =================
    Highest             $           44.70 $           42.02 $           14.32 $           15.27 $           22.23 $           14.78
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                            Fidelity          Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                            Variable          Variable          Variable          Variable          Variable          Variable
                            Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                          Products Fund     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                 VIP                                                   VIP               VIP
                         VIP Investment          Mid               VIP                                Real              Value
                           Grade Bond            Cap          Money Market      VIP Overseas         Estate          Strategies
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       5,729,718 $       1,293,478 $      24,697,583 $      17,359,067 $         681,743 $         203,519
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $       5,729,718 $       1,293,478 $      24,697,583 $      17,359,067 $         681,743 $         203,519
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $       5,729,718 $       1,293,478 $      24,697,583 $      17,359,067 $         681,743 $         203,519
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $       5,729,718 $       1,293,478 $      24,697,583 $      17,359,067 $         681,743 $         203,519
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  463,569            35,545        24,697,583           841,040            41,697            14,163
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       5,906,206 $       1,097,258 $      24,697,584 $      14,675,864 $         666,343 $         146,611
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           13.36 $           16.01 $           10.30 $           21.56 $           12.54 $           15.61
                        ================= ================= ================= ================= ================= =================
    Highest             $           16.26 $           16.01 $           16.11 $           26.45 $           12.54 $           15.61
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                            Franklin          Franklin          Franklin          Franklin          Franklin          Franklin
                            Templeton         Templeton         Templeton         Templeton         Templeton         Templeton
                           Investments       Investments       Investments       Investments       Investments       Investments
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                               VIP               VIP                             VIP Mutual            VIP               VIP
                             Global             High               VIP             Global            Mutual             Small
                             Income            Income            Income           Discovery          Shares           Cap Value
                           Securities        Securities        Securities        Securities        Securities        Securities
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $         682,261 $         190,782 $         338,537 $         500,760 $         250,961 $         559,834
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $         682,261 $         190,782 $         338,537 $         500,760 $         250,961 $         559,834
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $         682,261 $         190,782 $         338,537 $         500,760 $         250,961 $         559,834
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $         682,261 $         190,782 $         338,537 $         500,760 $         250,961 $         559,834
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   35,627            27,177            20,493            21,483            11,449            22,813
                        ================= ================= ================= ================= ================= =================
Cost of investments     $         680,186 $         180,705 $         305,459 $         444,792 $         189,619 $         375,994
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           16.12 $           16.08 $           14.19 $           14.68 $           13.66 $           17.11
                        ================= ================= ================= ================= ================= =================
    Highest             $           16.12 $           16.08 $           14.19 $           14.68 $           13.66 $           17.11
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                            Franklin          Franklin          Franklin
                            Templeton         Templeton         Templeton
                           Investments       Investments       Investments        Ibbotson          Ibbotson          Ibbotson
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                               VIP               VIP                             Aggressive         Balanced        Conservative
                            Small-Mid         Strategic            VIP             Growth              ETF               ETF
                           Cap Growth          Income             U.S.            ETF Asset           Asset             Asset
                           Securities        Securities        Government        Allocation        Allocation        Allocation
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $         283,445 $         209,762 $         234,666 $       3,744,821 $      10,827,148 $         662,111
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $         283,445 $         209,762 $         234,666 $       3,744,821 $      10,827,148 $         662,111
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $         283,445 $         209,762 $         234,666 $       3,744,821 $      10,827,148 $         662,111
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $         283,445 $         209,762 $         234,666 $       3,744,821 $      10,827,148 $         662,111
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                    9,988            16,595            18,177           326,204           968,439            58,907
                        ================= ================= ================= ================= ================= =================
Cost of investments     $         215,736 $         211,412 $         244,374 $       2,970,035 $       9,801,750 $         659,592
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           16.48 $           14.64 $           12.17 $           12.49 $           12.71 $           12.11
                        ================= ================= ================= ================= ================= =================
    Highest             $           16.48 $           14.64 $           12.17 $           19.34 $           16.76 $           13.09
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 Invesco           Invesco           Invesco           Invesco
                            Ibbotson          Ibbotson            Funds             Funds             Funds             Funds
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                             Growth          Income and
                               ETF             Growth         Invesco V.I.      Invesco V.I.                        Invesco V.I.
                              Asset           ETF Asset         American          American        Invesco V.I.       Government
                           Allocation        Allocation         Franchise           Value          Core Equity       Securities
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $      10,449,948 $       1,588,981 $       1,867,891 $      11,015,316 $         639,370 $       1,006,322
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $      10,449,948 $       1,588,981 $       1,867,891 $      11,015,316 $         639,370 $       1,006,322
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $      10,449,948 $       1,588,981 $       1,867,891 $      11,015,316 $         639,370 $       1,006,322
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $      10,449,948 $       1,588,981 $       1,867,891 $      11,015,316 $         639,370 $       1,006,322
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  957,832           145,778            36,893           553,812            16,637            86,454
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       8,975,456 $       1,502,250 $       1,389,356 $       7,670,391 $         443,226 $       1,030,370
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           12.70 $           12.44 $           13.66 $           16.47 $           17.05 $           10.66
                        ================= ================= ================= ================= ================= =================
    Highest             $           18.47 $           14.81 $           13.66 $           26.53 $           17.05 $           10.66
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Invesco           Invesco
                             Invesco           Invesco           Invesco           Invesco            Funds             Funds
                              Funds             Funds             Funds             Funds          (Class II)        (Class II)
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                           Invesco V.I.
                           Growth and                          Invesco V.I.      Invesco V.I.      Invesco V.I.      Invesco V.I.
                           Income Fund      Invesco V.I.         Mid Cap            Value          Growth and          Mid Cap
                           - Series I        High Yield        Core Equity       Opportunity         Income            Growth
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       4,649,679 $         388,908 $       2,198,277 $       6,201,210 $       5,929,041 $       4,257,186
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $       4,649,679 $         388,908 $       2,198,277 $       6,201,210 $       5,929,041 $       4,257,186
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $       4,649,679 $         388,908 $       2,198,277 $       6,201,210 $       5,929,041 $       4,257,186
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $       4,649,679 $         388,908 $       2,198,277 $       6,201,210 $       5,929,041 $       4,257,186
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  176,861            68,229           145,293           662,522           226,040           798,722
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       3,294,875 $         362,510 $       1,754,753 $       5,137,004 $       4,305,013 $       3,036,992
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           14.82 $           12.08 $           20.39 $           14.50 $           20.35 $           21.08
                        ================= ================= ================= ================= ================= =================
    Highest             $           29.17 $           12.08 $           20.39 $           15.51 $           22.08 $           22.56
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                           Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen
                             Series            Series            Series            Series            Series            Series
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                Flexible            Forty            Global            Global
                            Balanced         Enterprise           Bond            Portfolio         Research         Technology
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $      33,644,204 $      38,326,468 $       6,860,431 $       4,487,714 $      28,088,384 $         283,291
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $      33,644,204 $      38,326,468 $       6,860,431 $       4,487,714 $      28,088,384 $         283,291
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $      33,644,204 $      38,326,468 $       6,860,431 $       4,487,714 $      28,088,384 $         283,291
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $      33,644,204 $      38,326,468 $       6,860,431 $       4,487,714 $      28,088,384 $         283,291
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                1,111,470           650,042           580,409            84,134           720,400            34,548
                        ================= ================= ================= ================= ================= =================
Cost of investments     $      28,232,606 $      21,416,124 $       7,090,737 $       2,848,400 $      19,692,157 $         190,889
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           15.78 $           15.50 $           14.57 $           12.94 $           18.00 $           17.37
                        ================= ================= ================= ================= ================= =================
    Highest             $           58.20 $           56.58 $           33.94 $           25.78 $           36.76 $           17.37
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                 Janus Aspen       Janus Aspen       Janus Aspen
                           Janus Aspen       Janus Aspen       Janus Aspen         Series            Series            Series
                             Series            Series            Series       (Service Shares)  (Service Shares)  (Service Shares)
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                 Mid                                                                   Mid Cap
                                                 Cap                              Balanced       Global Research        Value
                         Janus Portfolio        Value           Overseas      (Service Shares)  (Service Shares)  (Service Shares)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $      30,058,459 $         324,966 $         717,926 $       6,158,073 $         894,847 $       3,903,731
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $      30,058,459 $         324,966 $         717,926 $       6,158,073 $         894,847 $       3,903,731
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $      30,058,459 $         324,966 $         717,926 $       6,158,073 $         894,847 $       3,903,731
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $      30,058,459 $         324,966 $         717,926 $       6,158,073 $         894,847 $       3,903,731
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  878,902            16,838            17,085           194,138            23,303           205,676
                        ================= ================= ================= ================= ================= =================
Cost of investments     $      19,780,247 $         262,406 $         699,356 $       5,362,444 $         636,382 $       3,086,597
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           20.55 $           15.01 $            9.30 $           25.99 $           22.15 $           23.19
                        ================= ================= ================= ================= ================= =================
    Highest             $           38.49 $           15.01 $            9.30 $           25.99 $           22.15 $           23.19
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                                                               Legg Mason        Legg Mason        Legg Mason
                                                                Partners          Partners          Partners
                           Janus Aspen         Lazard           Variable          Variable          Variable        MFS Variable
                             Series          Retirement        Portfolios I,     Portfolios I,     Portfolios I,     Insurance
                        (Service Shares)    Series, Inc.           Inc.              Inc.              Inc.            Trust
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                               Legg Mason        Legg Mason
                                                               ClearBridge       ClearBridge       Legg Mason
                                               Emerging          Variable          Variable      Western Assets
                            Overseas           Markets       Fundamental All      Large Cap      Variable Global         MFS
                        (Service Shares)        Equity      Cap Value Class I   Value Class I    High Yield Bond       Growth
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       6,131,442 $       1,645,558 $       1,119,273 $       2,206,221 $       2,316,131 $       8,365,384
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $       6,131,442 $       1,645,558 $       1,119,273 $       2,206,221 $       2,316,131 $       8,365,384
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $       6,131,442 $       1,645,558 $       1,119,273 $       2,206,221 $       2,316,131 $       8,365,384
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $       6,131,442 $       1,645,558 $       1,119,273 $       2,206,221 $       2,316,131 $       8,365,384
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  149,840            76,502            44,861           115,207           285,238           214,113
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       6,721,169 $       1,536,268 $         938,636 $       1,702,020 $       2,309,679 $       4,402,271
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $            8.91 $           54.46 $           13.09 $           19.19 $           20.06 $           24.68
                        ================= ================= ================= ================= ================= =================
    Highest             $            9.22 $           54.46 $           13.09 $           20.53 $           20.06 $           24.68
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                          MFS Variable      MFS Variable      MFS Variable      MFS Variable      MFS Variable      MFS Variable
                            Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                              Trust             Trust             Trust             Trust             Trust             Trust
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                            MFS High        MFS Investors
                              Yield            Growth         MFS Investors        MFS New                            MFS Total
                            Portfolio           Stock             Trust           Discovery       MFS Research         Return
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       1,031,049 $         939,768 $       5,340,117 $      11,313,751 $       3,346,881 $      12,120,038
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $       1,031,049 $         939,768 $       5,340,117 $      11,313,751 $       3,346,881 $      12,120,038
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $       1,031,049 $         939,768 $       5,340,117 $      11,313,751 $       3,346,881 $      12,120,038
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $       1,031,049 $         939,768 $       5,340,117 $      11,313,751 $       3,346,881 $      12,120,038
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  164,180            61,343           178,301           512,630           116,454           517,066
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       1,015,543 $         641,846 $       3,237,536 $       7,296,296 $       1,972,736 $       9,875,873
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           10.40 $           20.90 $           21.03 $           45.51 $           22.70 $           25.62
                        ================= ================= ================= ================= ================= =================
    Highest             $           10.40 $           20.90 $           21.03 $           45.51 $           22.70 $           25.62
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                                                              MFS Variable
                          MFS Variable      MFS Variable        Insurance        Oppenheimer       Oppenheimer       Oppenheimer
                            Insurance         Insurance           Trust           Variable          Variable          Variable
                              Trust             Trust        (Service Class)    Account Funds     Account Funds     Account Funds
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                 MFS New
                                                                Discovery                          Oppenheimer       Oppenheimer
                                                                 Series          Oppenheimer          Core            Discovery
                          MFS Utilities       MFS Value      (Service Class)   Capital Income         Bond          MidCap Growth
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       2,801,322 $       2,045,557 $       1,015,659 $         206,068 $         103,868 $       1,823,697
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $       2,801,322 $       2,045,557 $       1,015,659 $         206,068 $         103,868 $       1,823,697
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $       2,801,322 $       2,045,557 $       1,015,659 $         206,068 $         103,868 $       1,823,697
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $       2,801,322 $       2,045,557 $       1,015,659 $         206,068 $         103,868 $       1,823,697
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   87,871           106,097            48,319            14,889            13,265            24,476
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       2,253,862 $       1,413,953 $         783,996 $         173,955 $         102,751 $       1,098,642
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           49.21 $           22.89 $           24.46 $           10.27 $            8.87 $           17.88
                        ================= ================= ================= ================= ================= =================
    Highest             $           49.21 $           22.89 $           24.46 $           10.27 $            8.87 $           17.88
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Oppenheimer       Oppenheimer
                                                                                                    Variable          Variable
                           Oppenheimer       Oppenheimer       Oppenheimer       Oppenheimer      Account Funds     Account Funds
                            Variable          Variable          Variable          Variable       (Service Shares   (Service Shares
                          Account Funds     Account Funds     Account Funds     Account Funds        ("SS"))           ("SS"))
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                               Oppenheimer       Oppenheimer                         Oppenheimer
                           Oppenheimer       Oppenheimer    Global Strategic     Main Street       Oppenheimer       Main Street
                          Equity Income        Global            Income           Small Cap        Global (SS)     Small Cap (SS)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $         217,296 $         745,537 $         215,098 $      10,115,876 $       9,375,172 $       6,789,032
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $         217,296 $         745,537 $         215,098 $      10,115,876 $       9,375,172 $       6,789,032
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $         217,296 $         745,537 $         215,098 $      10,115,876 $       9,375,172 $       6,789,032
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $         217,296 $         745,537 $         215,098 $      10,115,876 $       9,375,172 $       6,789,032
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   18,668            18,246            39,981           363,880           231,657           246,605
                        ================= ================= ================= ================= ================= =================
Cost of investments     $         156,127 $         554,053 $         219,857 $       6,022,587 $       6,820,547 $       4,600,891
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           16.02 $           14.32 $           12.99 $           17.89 $           22.53 $           26.23
                        ================= ================= ================= ================= ================= =================
    Highest             $           16.02 $           14.32 $           12.99 $           39.14 $           22.53 $           28.46
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                                           Panorama Series
                                             Funds, Inc.
                         Panorama Series   (Service Class    PIMCO Variable    PIMCO Variable    PIMCO Variable    PIMCO Variable
                           Funds, Inc.         ("SC"))       Insurance Trust   Insurance Trust   Insurance Trust   Insurance Trust
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                           Oppenheimer       Oppenheimer
                          International     International                                             PIMCO            PIMCO
                             Growth          Growth (SC)      Foreign Bond      Money Market       Real Return      Total Return
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       1,682,369 $       2,259,659 $       3,952,364 $       2,294,827 $       3,452,677 $      17,207,386
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $       1,682,369 $       2,259,659 $       3,952,364 $       2,294,827 $       3,452,677 $      17,207,386
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $       1,682,369 $       2,259,659 $       3,952,364 $       2,294,827 $       3,452,677 $      17,207,386
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $       1,682,369 $       2,259,659 $       3,952,364 $       2,294,827 $       3,452,677 $      17,207,386
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  654,618           849,496           393,270         2,294,827           274,022         1,567,157
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       1,177,971 $       1,566,261 $       4,032,210 $       2,294,827 $       3,589,953 $      17,018,862
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           13.60 $           24.03 $           17.19 $           11.74 $           16.06 $           17.97
                        ================= ================= ================= ================= ================= =================
    Highest             $           44.80 $           24.03 $           18.65 $           11.74 $           16.06 $           19.50
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  T. Rowe Price     T. Rowe Price
                         Putnam Variable   Putnam Variable   Putnam Variable        Rydex            Equity            Equity
                              Trust       Trust (Class IA)  Trust (Class IA)   Variable Trust     Series, Inc.      Series, Inc.
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                            VT International    Guggenheim VT     T. Rowe Price
                        VT International    VT High Yield      Value Fund      U.S. Long Short      Blue Chip       T. Rowe Price
                           Value Fund        (Class IA)        (Class IA)        Equity Fund         Growth         Equity Income
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       3,138,760 $       1,029,922 $       1,221,185 $         773,429 $       4,244,529 $      26,861,788
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $       3,138,760 $       1,029,922 $       1,221,185 $         773,429 $       4,244,529 $      26,861,788
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $       3,138,760 $       1,029,922 $       1,221,185 $         773,429 $       4,244,529 $      26,861,788
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $       3,138,760 $       1,029,922 $       1,221,185 $         773,429 $       4,244,529 $      26,861,788
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  283,794           144,449           109,229            52,722           223,632           944,175
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       3,295,147 $         984,640 $       1,204,759 $         657,602 $       2,294,921 $      19,573,470
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           18.47 $           26.45 $           27.06 $           22.64 $           23.03 $           28.71
                        ================= ================= ================= ================= ================= =================
    Highest             $           20.04 $           26.45 $           27.06 $           22.64 $           23.03 $           28.71
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                          T. Rowe Price     T. Rowe Price     T. Rowe Price          The               The               The
                             Equity            Equity         International         Alger             Alger             Alger
                          Series, Inc.      Series, Inc.      Series, Inc.       Portfolios        Portfolios        Portfolios
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                      Alger             Alger
                                            T. Rowe Price     T. Rowe Price         Alger            Capital           Income
                          T. Rowe Price      New America      International       Balanced        Appreciation       and Growth
                         Mid-Cap Growth        Growth             Stock           Class I-2         Class I-2         Class I-2
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $      11,543,795 $       2,848,895 $       4,164,569 $         145,370 $      19,374,851 $       5,630,964
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $      11,543,795 $       2,848,895 $       4,164,569 $         145,370 $      19,374,851 $       5,630,964
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $      11,543,795 $       2,848,895 $       4,164,569 $         145,370 $      19,374,851 $       5,630,964
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $      11,543,795 $       2,848,895 $       4,164,569 $         145,370 $      19,374,851 $       5,630,964
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  416,744           107,222           264,922            10,776           263,927           378,679
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       8,650,390 $       2,191,765 $       3,573,028 $         124,986 $      11,683,389 $       3,963,780
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           48.76 $           23.51 $           18.42 $           12.42 $           16.78 $           23.36
                        ================= ================= ================= ================= ================= =================
    Highest             $           48.76 $           23.51 $           18.42 $           12.42 $           38.32 $           23.36
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                               The               The               The          The Universal     The Universal     The Universal
                              Alger             Alger             Alger         Institutional     Institutional     Institutional
                           Portfolios        Portfolios        Portfolios        Funds, Inc.       Funds, Inc.       Funds, Inc.
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                              Alger             Alger             Alger        Morgan Stanley                      Morgan Stanley
                            Large Cap          MidCap           SmallCap        UIF Emerging     Morgan Stanley       UIF U.S.
                             Growth            Growth            Growth            Markets         UIF Growth        Real Estate
                            Class I-2         Class I-2         Class I-2          Class I           Class I           Class I
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $      12,415,054 $      25,722,708 $       7,474,714 $         339,398 $       2,656,454 $       5,578,729
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $      12,415,054 $      25,722,708 $       7,474,714 $         339,398 $       2,656,454 $       5,578,729
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $      12,415,054 $      25,722,708 $       7,474,714 $         339,398 $       2,656,454 $       5,578,729
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $      12,415,054 $      25,722,708 $       7,474,714 $         339,398 $       2,656,454 $       5,578,729
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  197,723         1,401,782           229,005            23,104            85,609           354,430
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       7,692,181 $      21,405,103 $       6,156,323 $         306,324 $       1,617,434 $       5,482,303
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           14.42 $           12.61 $           23.97 $            9.04 $           17.54 $           33.28
                        ================= ================= ================= ================= ================= =================
    Highest             $           21.66 $           32.07 $           23.97 $            9.04 $           27.18 $           33.28
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------

                             Van Eck           Van Eck            Van Eck
                            Worldwide         Worldwide          Worldwide
                            Insurance         Insurance          Insurance        Wells Fargo      Wells Fargo
                              Trust             Trust              Trust        Variable Trust    Variable Trust
                           Sub-Account       Sub-Account        Sub-Account       Sub-Account      Sub-Account
                        ----------------- ----------------- ----------------- ----------------- -----------------
                             Van Eck                              Van Eck
                            Worldwide          Van Eck           Worldwide      Wells Fargo VT    Wells Fargo VT
                             Emerging         Worldwide        Multi-Manager       Advantage        Advantage
                             Markets         Hard Assets       Alternatives        Discovery       Opportunity
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       4,981,815 $       4,090,383 $         254,596 $       6,775,468 $       7,652,565
                        ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $       4,981,815 $       4,090,383 $         254,596 $       6,775,468 $       7,652,565
                        ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $       4,981,815 $       4,090,383 $         254,596 $       6,775,468 $       7,652,565
                        ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $       4,981,815 $       4,090,383 $         254,596 $       6,775,468 $       7,652,565
                        ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  334,350           130,308            24,646           192,485           292,641
                        ================= ================= ================= ================= =================
Cost of investments     $       4,412,563 $       3,928,248 $         244,620 $       3,383,037 $       5,696,229
                        ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           33.19 $           36.29 $           12.16 $           29.23 $           20.83
                        ================= ================= ================= ================= =================
    Highest             $           33.19 $           36.29 $           12.16 $           29.23 $           20.83
                        ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   DWS Investments
                                                                                                                      Variable
                        AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein  Insurance Trust
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                               VPS               VPS               VPS               VPS               VPS              DWS VIP
                          Growth and         International     International      Small Cap        Small/Mid Cap       Equity 500
                          Income Class A    Growth Class A     Value Class A    Growth Class A     Value Class A         Index A
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $           3,804 $           1,769 $           7,781 $               - $           1,153 $          47,266
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                      -                 -                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)                 3,804             1,769             7,781                 -             1,153            47,266
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales            28,015             9,298             5,856            20,554            15,286           240,115
    Cost of investments
      sold                         22,393             8,234             5,473            15,723            12,205           177,513
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                        5,622             1,064               383             4,831             3,081            62,602
Realized gain
  distributions                         -                 -                 -            42,615            10,706            56,146
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized
      gains (losses)                5,622             1,064               383            47,446            13,787           118,748
Change in unrealized
  gains (losses)                   70,595            20,526            17,128            55,144            36,281           571,363
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                  76,217            21,590            17,511           102,590            50,068           690,111
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $          80,021 $          23,359 $          25,292 $         102,590 $          51,221 $         737,377
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                         DWS Investments
                            Variable        DWS Variable      DWS Variable      DWS Variable      DWS Variable      DWS Variable
                         Insurance Trust      Series I          Series I          Series I          Series I          Series II
                           Sub-Account       Sub-Account       Sub-Account       Pub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                  DWS VIP                             DWS VIP
                             DWS VIP           DWS VIP           DWS VIP        Global Small         DWS VIP           Global
                        Small Cap Index A      Bond A         Core Equity A     Cap Growth A      International   Income Builder A
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $          16,240 $         197,497 $          25,731 $          31,202 $         100,619 $          74,424
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                      -            (8,126)                -                 -                 -            (2,032)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)                16,240           189,371            25,731            31,202           100,619            72,392
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales           109,374           649,134           285,190           484,853           670,835           475,651
    Cost of investments
      sold                         84,964           706,447           236,003           428,432           797,094           407,472
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on
      fund shares                  24,410           (57,313)           49,187            56,421          (126,259)           68,179
Realized gain
  distributions                    39,039                 -                 -           331,306                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized
      gains (losses)               63,449           (57,313)           49,187           387,727          (126,259)           68,179
Change in unrealized
  gains (losses)                  239,481          (310,308)          482,553         1,089,192           368,179           407,668
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                 302,930          (367,621)          531,740         1,476,919           241,920           475,847
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $         319,170 $        (178,250)$         557,471 $       1,508,121 $         342,539 $         548,239
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                  Fidelity          Fidelity          Fidelity
                            Federated         Federated         Federated         Variable          Variable          Variable
                            Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                             Series            Series            Series         Products Fund     Products Fund     Products Fund
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                            Federated
                          Fund for U.S.       Federated         Federated                                                VIP
                           Government        High Income         Managed          VIP Asset                           Emerging
                          Securities II     Bond Fund II    Volatility Fund II     Manager       VIP Contrafund        Markets
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $         216,350 $         594,871 $          85,358 $         140,788 $         715,692 $           2,444
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                 (9,902)          (20,927)           (9,456)          (33,616)         (129,034)                -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)               206,448           573,944            75,902           107,172           586,658             2,444
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales         1,215,992         1,651,353           335,706           696,020         7,429,541            21,238
    Cost of investments
      sold                      1,235,837         1,573,349           293,884           611,171         6,198,431            21,230
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
    (losses) on fund
    shares                        (19,845)           78,004            41,822            84,849         1,231,110                 8
Realized gain
  distributions                         -                 -                 -            21,850            19,057               292
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                    (19,845)           78,004            41,822           106,699         1,250,167               300
Change in unrealized
  gains (losses)                 (335,821)          (82,745)          449,864         1,049,893        16,096,156             9,799
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                (355,666)           (4,741)          491,686         1,156,592        17,346,323            10,099
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $        (149,218)$         569,203 $         567,588 $       1,263,764 $      17,932,981 $          12,543
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                            Fidelity          Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                            Variable          Variable          Variable          Variable          Variable          Variable
                            Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                          Products Fund     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                  VIP               VIP                                  VIP
                               VIP                               Growth             High                              Index 500 -
                          Equity-Income      VIP Growth         & Income           Income         VIP Index 500     Service Class
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $         881,131 $         111,868 $           6,930 $          15,962 $         996,658 $          39,427
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk               (108,298)         (108,772)                -                 -           (14,875)                -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)               772,833             3,096             6,930            15,962           981,783            39,427
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales         3,569,422         5,145,360            37,926            24,932         5,485,795           502,233
    Cost of investments
      sold                      3,420,643         3,750,696            28,464            24,043         4,340,991           392,938
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                      148,779         1,394,664             9,462               889         1,144,804           109,295
Realized gain
  distributions                 2,333,015            26,635                 -                 -           487,818            18,963
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                  2,481,794         1,421,299             9,462               889         1,632,622           128,258
Change in unrealized
  gains (losses)                5,223,878        10,594,824            78,791            (2,382)       10,951,804           367,328
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments               7,705,672        12,016,123            88,253            (1,493)       12,584,426           495,586
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $       8,478,505 $      12,019,219 $          95,183 $          14,469 $      13,566,209 $         535,013
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                            Fidelity          Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                            Variable          Variable          Variable          Variable          Variable          Variable
                            Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                          Products Fund     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                 VIP                                                   VIP               VIP
                         VIP Investment          Mid               VIP                                 Real             Value
                           Grade Bond            Cap          Money Market      VIP Overseas         Estate          Strategies
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $         138,065 $           5,900 $           8,532 $         215,213 $          12,923 $           1,713
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                      -                 -           (47,746)          (26,728)                -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)               138,065             5,900           (39,214)          188,485            12,923             1,713
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales           851,365           111,564        18,884,644         2,165,921            50,844            31,209
    Cost of investments
      sold                        843,220            97,608        18,884,644         2,137,589            45,742            24,354
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                        8,145            13,956                 -            28,332             5,102             6,855
Realized gain
  distributions                    70,814           147,107                 -            58,997            32,002                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                     78,959           161,063                 -            87,329            37,104             6,855
Change in unrealized
  gains (losses)                 (324,814)          157,661                 -         3,867,483           (52,301)           36,382
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                (245,855)          318,724                 -         3,954,812           (15,197)           43,237
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $        (107,790)$         324,624 $         (39,214)$       4,143,297 $          (2,274)$          44,950
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                            Franklin          Franklin          Franklin          Franklin          Franklin          Franklin
                            Templeton         Templeton         Templeton         Templeton         Templeton         Templeton
                           Investments       Investments       Investments       Investments       Investments       Investments
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                               VIP               VIP                             VIP Mutual            VIP               VIP
                             Global             High               VIP             Global            Mutual             Small
                             Income            Income            Income           Discovery          Shares           Cap Value
                           Securities        Securities        Securities        Securities        Securities        Securities
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $          29,765 $          11,076 $          17,503 $          10,296 $           4,981 $           6,680
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                     -                  -                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)                29,765            11,076            17,503            10,296             4,981             6,680
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales            84,446            11,210            27,719            14,187            10,235            48,070
    Cost of investments
      sold                         85,958            10,351            25,683            12,876             8,248            35,693
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                       (1,512)              859             2,036             1,311             1,987            12,377
Realized gain
  distributions                     7,382                 -                 -            38,225                 -             7,397
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                      5,870               859             2,036            39,536             1,987            19,774
Change in unrealized
  gains (losses)                  (25,141)              (47)           18,384            47,655            44,516           115,179
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                 (19,271)              812            20,420            87,191            46,503           134,953
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $          10,494 $          11,888 $          37,923 $          97,487 $          51,484 $         141,633
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                            Franklin          Franklin          Franklin
                            Templeton         Templeton         Templeton
                           Investments       Investments       Investments        Ibbotson          Ibbotson          Ibbotson
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                               VIP               VIP                             Aggressive         Balanced        Conservative
                            Small-Mid         Strategic            VIP             Growth              ETF               ETF
                           Cap Growth          Income             U.S.            ETF Asset           Asset             Asset
                           Securities        Securities        Government        Allocation        Allocation        Allocation
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $               - $          11,226 $           6,262 $          44,870 $         167,092 $           9,933
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                      -                 -                 -              (395)           (6,939)             (156)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)                     -            11,226             6,262            44,475           160,153             9,777
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales            10,649            29,885           504,287           417,725         1,124,864           462,612
    Cost of investments
      sold                          8,868            30,990           504,777           346,126         1,043,001           459,051
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                        1,781            (1,105)             (490)           71,599            81,863             3,561
Realized gain
  distributions                    13,267             2,334                 -            26,173            56,157             7,909
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                     15,048             1,229              (490)           97,772           138,020            11,470
Change in unrealized
  gains (losses)                   56,344            (6,322)          (11,825)          397,497           797,526            (3,931)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                  71,392            (5,093)          (12,315)          495,269           935,546             7,539
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $          71,392 $           6,133 $          (6,053)$         539,744 $       1,095,699 $          17,316
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 Invesco           Invesco           Invesco           Invesco
                            Ibbotson          Ibbotson            Funds             Funds             Funds             Funds
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                             Growth          Income and
                               ETF             Growth         Invesco V.I.      Invesco V.I.                         Invesco V.I.
                              Asset           ETF Asset         American          American        Invesco V.I.       Government
                           Allocation        Allocation       Franchise (b)       Value (c)        Core Equity       Securities
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $         135,511 $          26,721 $           6,906 $          67,092 $           8,090 $          36,936
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                   (972)             (442)                -           (16,967)                -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)               134,539            26,279             6,906            50,125             8,090            36,936
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales           472,433           140,422           187,601         1,542,943            35,106           156,128
    Cost of investments
      sold                        437,604           134,083           168,473         1,241,399            26,414           153,959
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                       34,829             6,339            19,128           301,544             8,692             2,169
Realized gain
  distributions                    12,499            14,598                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                     47,328            20,937            19,128           301,544             8,692             2,169
Change in unrealized
  gains (losses)                1,178,486            56,104           509,592         2,543,507           126,373           (65,794)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments               1,225,814            77,041           528,720         2,845,051           135,065           (63,625)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $       1,360,353 $         103,320 $         535,626 $       2,895,176 $         143,155 $         (26,689)
                        ================= ================= ================= ================= ================= =================

(b) Previously known as Invesco VK V.I. American Franchise
(c) Previously known as Invesco VK V.I. American Value

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Invesco           Invesco
                             Invesco           Invesco           Invesco           Invesco            Funds             Funds
                              Funds             Funds             Funds             Funds          (Class II)        (Class II)
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                           Invesco V.I.
                           Growth and                          Invesco V.I.      Invesco V.I.      Invesco V.I.      Invesco V.I.
                           Income Fund      Invesco V.I.         Mid Cap            Value          Growth and          Mid Cap
                         - Series I (d)      High Yield        Core Equity     Opportunity (e)     Income (f)        Growth (g)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $          64,943 $          18,932 $          14,571 $          82,566 $          69,668 $           8,262
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                      -                 -                 -            (2,470)          (14,369)           (5,009)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)                64,943            18,932            14,571            80,096            55,299             3,253
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales           497,778            38,846           317,059           544,894           857,506           678,836
    Cost of investments
      sold                        378,500            35,948           264,127           496,950           686,983           554,396
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                      119,278             2,898            52,932            47,944           170,523           124,440
Realized gain
  distributions                    38,394                 -           147,085                 -            48,143                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                    157,672             2,898           200,017            47,944           218,666           124,440
Change in unrealized
  gains (losses)                1,015,600             3,622           303,479         1,486,101         1,251,310           934,045
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments               1,173,272             6,520           503,496         1,534,045         1,469,976         1,058,485
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $       1,238,215 $          25,452 $         518,067 $       1,614,141 $       1,525,275 $       1,061,738
                        ================= ================= ================= ================= ================= =================

(d) Previously known as Invesco LIT Growth and Income
(e) Previously known as Invesco VK V.I. Value Opportunity
(f) Previously known as Invesco LIT Growth and Income (Class II)
(g) Previously known as Invesco LIT Mid Cap Growth (Class II)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                           Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen
                             Series            Series            Series            Series            Series            Series
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                Flexible            Forty            Global            Global
                            Balanced         Enterprise           Bond            Portfolio       Research (h)       Technology
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $         482,001 $         181,867 $         174,990 $          27,775 $         313,306 $               -
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                (87,334)         (107,426)          (13,425)           (2,622)          (87,574)                -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)               394,667            74,441           161,565            25,153           225,732                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales         2,510,932         4,808,579         1,294,673           583,279         2,449,530            10,441
    Cost of investments
      sold                      2,203,553         3,118,469         1,309,038           481,386         1,927,652             8,116
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                      307,379         1,690,110           (14,365)          101,893           521,878             2,325
Realized gain
  distributions                 1,772,654                 -           265,411                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                  2,080,033         1,690,110           251,046           101,893           521,878             2,325
Change in unrealized
  gains (losses)                3,201,382         8,021,296          (440,637)          948,875         5,608,746            67,053
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments               5,281,415         9,711,406          (189,591)        1,050,768         6,130,624            69,378
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $       5,676,082 $       9,785,847 $         (28,026)$       1,075,921 $       6,356,356 $          69,378
                        ================= ================= ================= ================= ================= =================

(h) Previously known as Worldwide

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                                                                              Janus Aspen       Janus Aspen         Janus Aspen
                         Janus Aspen       Janus Aspen       Janus Aspen         Series            Series              Series
                           Series            Series            Series       (Service Shares)  (Service Shares)    (Service Shares)
                         Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account         Sub-Account
                      ----------------- ----------------- ----------------- ----------------- ------------------- -----------------
                                               Mid                                                                      Mid Cap
                                               Cap                              Balanced        Global Research          Value
                       Janus Portfolio        Value           Overseas      (Service Shares)  (Service Shares)(i)  (Service Shares)
                      ----------------- ----------------- ----------------- ----------------- ------------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends             $         213,215 $           3,482 $          18,923 $          76,228 $             8,693 $          39,902
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk              (88,934)                -                 -                 -                   -                 -
                      ----------------- ----------------- ----------------- ----------------- ------------------- -----------------
    Net investment
      income (loss)             124,281             3,482            18,923            76,228               8,693            39,902
                      ----------------- ----------------- ----------------- ----------------- ------------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
  (losses) on fund
  shares:
    Proceeds from
      sales                   2,405,869             9,135            49,284           456,457              47,386           287,185
    Cost of
      investments
      sold                    1,824,059             7,827            52,305           419,650              37,250           242,548
                      ----------------- ----------------- ----------------- ----------------- ------------------- -----------------
    Realized gains
      (losses) on
      fund shares               581,810             1,308            (3,021)           36,807              10,136            44,637
Realized gain
  distributions                       -             5,218                 -           308,284                   -            68,302
                      ----------------- ----------------- ----------------- ----------------- ------------------- -----------------
    Net realized
      gains (losses)            581,810             6,526            (3,021)          345,091              10,136           112,939
Change in unrealized
  gains (losses)              6,427,940            51,754            70,631           601,361             176,342           639,967
                      ----------------- ----------------- ----------------- ----------------- ------------------- -----------------
    Net realized and
      change in
      unrealized
      gains(losses)
      on investments          7,009,750            58,280            67,610           946,452             186,478           752,906
                      ----------------- ----------------- ----------------- ----------------- ------------------- -----------------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS          $       7,134,031 $          61,762 $          86,533 $       1,022,680 $           195,171 $         792,808
                      ================= ================= ================= ================= =================== =================

(i) Previously known as Worldwide (Service Shares)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                                                               Legg Mason        Legg Mason        Legg Mason
                                                                Partners          Partners          Partners
                           Janus Aspen         Lazard           Variable          Variable          Variable        MFS Variable
                             Series          Retirement       Portfolios I,     Portfolios I,     Portfolios I,       Insurance
                        (Service Shares)    Series, Inc.          Inc.              Inc.              Inc.              Trust
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                               Legg Mason         Legg Mason
                                                              ClearBridge        ClearBridge       Legg Mason
                                               Emerging          Variable          Variable       Western Assets
                            Overseas           Markets       Fundamental All      Large Cap      Variable Global         MFS
                        (Service Shares)        Equity      Cap Value Class I   Value Class I    High Yield Bond       Growth
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $         180,808 $          22,814 $          14,301 $          33,048 $         136,439 $          17,315
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                 (5,772)                -                 -            (3,472)                -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)               175,036            22,814            14,301            29,576           136,439            17,315
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales         1,096,590           351,521           108,013           268,845           274,789           694,765
    Cost of investments
      sold                      1,329,809           322,763            90,515           213,627           264,723           426,500
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                     (233,219)           28,758            17,498            55,218            10,066           268,265
Realized gain
  distributions                         -             9,494            75,173            98,313                 -            54,848
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                   (233,219)           38,252            92,671           153,531            10,066           323,113
Change in unrealized
  gains (losses)                  847,017           (79,426)          174,900           335,110            (5,543)        1,989,463
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                 613,798           (41,174)          267,571           488,641             4,523         2,312,576
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $         788,834 $         (18,360)$         281,872 $         518,217 $         140,962 $       2,329,891
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                          MFS Variable      MFS Variable      MFS Variable      MFS Variable      MFS Variable      MFS Variable
                            Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                              Trust             Trust             Trust             Trust             Trust             Trust
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                               MFS High       MFS Investors
                               MFS              Yield            Growth         MFS Investors        MFS New
                         High Income (j)    Portfolio (k)         Stock             Trust           Discovery       MFS Research
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $         146,174 $          24,314 $           5,196 $          53,173 $               - $           9,887
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                      -                 -                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)               146,174            24,314             5,196            53,173                 -             9,887
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales         1,224,895           117,512            75,254           510,973         1,134,947           197,496
    Cost of investments
      sold                      1,323,819           117,654            56,704           352,969           851,294           132,140
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                      (98,924)             (142)           18,550           158,004           283,653            65,356
Realized gain
  distributions                         -                 -            25,992                 -            82,381             7,368
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                    (98,924)             (142)           44,542           158,004           366,034            72,724
Change in unrealized
  gains (losses)                  (21,992)           15,506           171,677         1,134,311         3,057,153           752,302
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                (120,916)           15,364           216,219         1,292,315         3,423,187           825,026
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $          25,258 $          39,678 $         221,415 $       1,345,488 $       3,423,187 $         834,913
                        ================= ================= ================= ================= ================= =================

(j)  For the peroid beginning January 1, 2013, and ended August 16, 2013
(k)  For the peroid beginning August 16, 2013, and ended December 31, 2013

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                 MFS Variable
                          MFS Variable      MFS Variable      MFS Variable        Insurance        Oppenheimer       Oppenheimer
                            Insurance         Insurance         Insurance           Trust           Variable          Variable
                              Trust             Trust             Trust        (Service Class)    Account Funds     Account Funds
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                   MFS New
                                                                                  Discovery        Oppenheimer       Oppenheimer
                            MFS Total                                              Series            Capital             Core
                             Return         MFS Utilities       MFS Value      (Service Class)      Income (l)           Bond
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $         207,454 $          61,216 $          21,142 $               - $           4,115 $           5,026
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                      -                 -                 -            (5,858)                -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)               207,454            61,216            21,142            (5,858)            4,115             5,026
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales           976,268           261,428           295,052           274,670            20,513            16,328
    Cost of investments
      sold                        836,038           224,417           257,597           241,673            17,666            16,258
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                      140,230            37,011            37,455            32,997             2,847                70
Realized gain
  distributions                         -            48,874             5,469             7,908                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                    140,230            85,885            42,924            40,905             2,847                70
Change in unrealized
  gains (losses)                1,650,979           332,080           480,620           243,125            14,829            (5,250)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments               1,791,209           417,965           523,544           284,030            17,676            (5,180)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $       1,998,663 $         479,181 $         544,686 $         278,172 $          21,791 $            (154)
                        ================= ================= ================= ================= ================= =================

(l) Previously known as Oppenheimer Balanced

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     Oppenheimer
                                                                                                                       Variable
                           Oppenheimer       Oppenheimer       Oppenheimer       Oppenheimer       Oppenheimer      Account Funds
                            Variable          Variable          Variable          Variable          Variable       (Service Shares
                          Account Funds     Account Funds     Account Funds     Account Funds     Account Funds        ("SS"))
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                           Oppenheimer                                           Oppenheimer       Oppenheimer
                            Discovery        Oppenheimer       Oppenheimer    Global Strategic     Main Street       Oppenheimer
                        MidCap Growth (m) Equity Income (n)    Global (o)          Income         Small Cap (p)    Global (SS) (q)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $             196 $           2,479 $           8,610 $          11,890 $          81,634 $          98,153
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                      -                 -                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)                   196             2,479             8,610            11,890            81,634            98,153
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales           235,466            18,224            29,138            57,329         1,079,772           543,476
    Cost of investments
      sold                        165,193            13,605            23,361            59,702           782,629           443,128
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                       70,273             4,619             5,777            (2,373)          297,143           100,348
Realized gain
  distributions                         -                 -                 -                 -           107,468                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                     70,273             4,619             5,777            (2,373)          404,611           100,348
Change in unrealized
  gains (losses)                  435,063            39,059           131,157           (11,942)        2,541,034         1,813,913
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                 505,336            43,678           136,934           (14,315)        2,945,645         1,914,261
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $         505,532 $          46,157 $         145,544 $          (2,425)$       3,027,279 $       2,012,414
                        ================= ================= ================= ================= ================= =================

(m)  Previously known as Oppenheimer Small & MidCap Growth Fund
(n)  Previously known as Oppenheimer Value
(o)  Previously known as Oppenheimer Global Securities
(p)  Previously known as Oppenheimer Main Street Small & Mid Cap
(q)  Previously known as Oppenheimer Global Securities (SS)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                           Oppenheimer
                            Variable                         Panorama Series
                          Account Funds                        Funds, Inc.
                         (Service Shares   Panorama Series   (Service Class    PIMCO Variable    PIMCO Variable    PIMCO Variable
                             ("SS"))         Funds, Inc.         ("SC"))       Insurance Trust   Insurance Trust   Insurance Trust
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                           Oppenheimer       Oppenheimer       Oppenheimer
                           Main Street      International     International                                             PIMCO
                        Small Cap (SS)(r)      Growth          Growth (SC)      Foreign Bond      Money Market       Real Return
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $          48,217 $          19,545 $          23,000 $          80,800 $           1,449 $          63,231
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                (18,015)                -           (14,528)           (9,827)                -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)                30,202            19,545             8,472            70,973             1,449            63,231
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales         3,671,876           105,572           261,063         1,245,231           525,141           588,631
    Cost of investments
      sold                      2,838,067            81,085           206,055         1,189,916           525,141           559,247
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                      833,809            24,487            55,008            55,315                 -            29,384
Realized gain
  distributions                    83,239                 -                 -           223,034                 -            27,879
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                    917,048            24,487            55,008           278,349                 -            57,263
Change in unrealized
  gains (losses)                1,261,197           291,597           399,121          (338,683)                -          (473,121)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments               2,178,245           316,084           454,129           (60,334)                -          (415,858)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $       2,208,447 $         335,629 $         462,601 $          10,639 $           1,449 $        (352,627)
                        ================= ================= ================= ================= ================= =================

(r)  Previously known as Oppenheimer Main Street Small & Mid Cap (SS)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    T. Rowe Price
                         PIMCO Variable    Putnam Variable   Putnam Variable   Putnam Variable        Rydex            Equity
                         Insurance Trust        Trust       Trust (Class IA)  Trust (Class IA)   Variable Trust     Series, Inc.
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                              VT International    Guggenheim VT     T. Rowe Price
                              PIMCO       VT International    VT High Yield      Value Fund      U.S. Long Short      Blue Chip
                          Total Return       Value Fund        (Class IA)        (Class IA)      Equity Fund (s)       Growth
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $         405,835 $          82,261 $          70,509 $          31,203 $              22 $           1,131
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                (28,332)           (4,609)                -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)               377,503            77,652            70,509            31,203                22             1,131
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales         3,857,811         1,065,667           272,032           259,940            96,252           362,581
    Cost of investments
      sold                      3,683,646         1,282,262           269,918           296,938            90,039           230,543
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                      174,165          (216,595)            2,114           (36,998)            6,213           132,038
Realized gain
  distributions                   151,177                 -                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                    325,342          (216,595)            2,114           (36,998)            6,213           132,038
Change in unrealized
  gains (losses)               (1,097,746)          755,976             3,988           237,868           108,649         1,131,259
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                (772,404)          539,381             6,102           200,870           114,862         1,263,297
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $        (394,901)$         617,033 $          76,611 $         232,073 $         114,884 $       1,264,428
                        ================= ================= ================= ================= ================= =================

(s)  Previously known as Guggenheim VT U.S. Long Short Momentum Fund

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                          T. Rowe Price     T. Rowe Price     T. Rowe Price     T. Rowe Price          The               The
                             Equity            Equity            Equity         International         Alger             Alger
                          Series, Inc.      Series, Inc.      Series, Inc.      Series, Inc.       Portfolios        Portfolios
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                                        Alger
                                                             T. Rowe Price     T. Rowe Price         Alger            Capital
                          T. Rowe Price     T. Rowe Price      New America      International       Balanced        Appreciation
                          Equity Income    Mid-Cap Growth        Growth             Stock           Class I-2         Class I-2
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $         384,611 $               - $               - $          34,088 $           1,585 $          63,136
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                      -                 -                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)               384,611                 -                 -            34,088             1,585            63,136
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales         2,585,848           868,483           250,424           315,704            13,561         1,558,636
    Cost of investments
      sold                      2,102,303           672,555           186,364           289,821            12,249           901,391
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                      483,545           195,928            64,060            25,883             1,312           657,245
Realized gain
  distributions                         -           890,655           420,478                 -                 -         1,972,097
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                    483,545         1,086,583           484,538            25,883             1,312         2,629,342
Change in unrealized
  gains (losses)                5,535,667         2,144,147           314,207           458,839            14,023         2,458,180
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments               6,019,212         3,230,730           798,745           484,722            15,335         5,087,522
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $       6,403,823 $       3,230,730 $         798,745 $         518,810 $          16,920 $       5,150,658
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                               The               The               The               The          The Universal     The Universal
                              Alger             Alger             Alger             Alger         Institutional     Institutional
                           Portfolios        Portfolios        Portfolios        Portfolios        Funds, Inc.       Funds, Inc.
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                              Alger             Alger             Alger             Alger        Morgan Stanley
                             Income           Large Cap          MidCap           SmallCap        UIF Emerging     Morgan Stanley
                           and Growth          Growth            Growth            Growth            Markets         UIF Growth
                            Class I-2         Class I-2         Class I-2         Class I-2          Class I           Class I
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $         103,044 $          87,407 $          76,933 $               - $           3,705 $           9,276
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                      -                 -                 -                 -                 -            (3,809)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)               103,044            87,407            76,933                 -             3,705             5,467
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales           604,488           993,506         2,784,181         1,298,755            27,360           312,709
    Cost of investments
      sold                        473,642           739,551         2,747,083         1,065,831            24,301           228,005
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                      130,846           253,955            37,098           232,924             3,059            84,704
Realized gain
  distributions                         -                 -                 -           908,848                 -            77,350
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                    130,846           253,955            37,098         1,141,772             3,059           162,054
Change in unrealized
  gains (losses)                1,127,616         2,961,598         6,912,352           783,443            (9,294)          659,732
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments               1,258,462         3,215,553         6,949,450         1,925,215            (6,235)          821,786
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $       1,361,506 $       3,302,960 $       7,026,383 $       1,925,215 $          (2,530)$         827,253
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------

                                               Van Eck           Van Eck           Van Eck
                          The Universal       Worldwide         Worldwide         Worldwide
                          Institutional       Insurance         Insurance         Insurance        Wells Fargo       Wells Fargo
                           Funds, Inc.          Trust             Trust             Trust        Variable Trust    Variable Trust
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                         Morgan Stanley        Van Eck                            Van Eck
                            UIF U.S.          Worldwide          Van Eck          Worldwide      Wells Fargo VT    Wells Fargo VT
                           Real Estate        Emerging          Worldwide       Multi-Manager       Advantage         Advantage
                             Class I           Markets         Hard Assets      Alternatives        Discovery        Opportunity
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $          62,194 $          70,352 $          25,380 $               - $             429 $          14,026
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                      -                 -                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)                62,194            70,352            25,380                 -               429            14,026
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales           508,909           453,599           363,862            46,801           848,267           797,219
    Cost of investments
      sold                        485,393           428,525           372,036            47,189           474,582           679,782
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                       23,516            25,074            (8,174)             (388)          373,685           117,437
Realized gain
  distributions                         -                 -            72,552             1,306           166,442                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                     23,516            25,074            64,378               918           540,127           117,437
Change in unrealized
  gains (losses)                   34,797           443,720           301,501            10,946         1,580,336         1,752,112
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                  58,313           468,794           365,879            11,864         2,120,463         1,869,549
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $         120,507 $         539,146 $         391,259 $          11,864 $       2,120,892 $       1,883,575
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               AllianceBernstein             AllianceBernstein            AllianceBernstein
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                    VPS                           VPS
                                                 VPS Growth and                International                International
                                                 Income Class A                Growth Class A               Value Class A
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $       3,804  $       2,260  $       1,769  $       1,894  $       7,781  $       1,582
Net realized gains (losses)                       5,622          3,627          1,064          1,317            383         (1,375)
Change in unrealized gains (losses)              70,595         15,428         20,526         14,228         17,128         12,224
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                     80,021         21,315         23,359         17,439         25,292         12,431
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                         60,173         67,207         78,129         71,855         34,691         40,987
Benefit payments                                      -              -              -              -              -              -
Payments on termination                         (16,947)       (22,442)        (7,395)       (16,335)        (2,272)        (6,515)
Loans - net                                        (604)         1,314            139           (824)        (1,005)          (120)
Records maintenance charge                      (31,016)       (26,620)       (29,175)       (25,430)       (15,708)       (14,894)
Transfers among the sub-accounts and
  with the Fixed Account - net                  105,522         20,730          4,763          9,630         (1,436)        (3,711)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                           117,128         40,189         46,461         38,896         14,270         15,747
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               197,149         61,504         69,820         56,335         39,562         28,178
NET ASSETS AT BEGINNING OF PERIOD               162,909        101,405        146,579         90,244        102,106         73,928
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $     360,058  $     162,909  $     216,399  $     146,579  $     141,668  $     102,106
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       14,808         10,833         18,172         12,926         16,292         13,510
    Units issued                                 11,670          6,253          6,529          8,291          2,923          4,985
    Units redeemed                               (2,228)        (2,278)        (1,085)        (3,045)          (838)        (2,203)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period             24,250         14,808         23,616         18,172         18,377         16,292
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            DWS Investments
                                                                                                               Variable
                                               AllianceBernstein             AllianceBernstein             Insurance Trust
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                           ----------------------------  ----------------------------  ----------------------------
                                                                               VPS Small/Mid
                                                 VPS Small Cap                   Cap Value                  DWS VIP Equity
                                                 Growth Class A                   Class A                    500 Index A
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $           -  $           -  $       1,153  $         537  $      47,266  $      39,819
Net realized gains (losses)                      47,446         14,376         13,787          4,919        118,748         26,312
Change in unrealized gains (losses)              55,144         11,307         36,281         11,418        571,363        260,520
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                    102,590         25,683         51,221         16,874        737,377        326,651
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                        102,169         80,664         51,751         48,200        273,012        313,624
Benefit payments                                      -              -              -              -         (1,880)             -
Payments on termination                         (12,248)       (29,545)       (10,950)        (2,269)      (155,755)      (109,041)
Loans - net                                      (1,414)         1,222           (633)            (4)       (22,575)       (24,017)
Records maintenance charge                      (42,115)       (36,679)       (23,110)       (18,609)      (167,396)      (172,612)
Transfers among the sub-accounts and
  with the Fixed Account - net                   (6,345)        10,443         44,269         (5,852)       (61,077)       (69,119)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                            40,047         26,105         61,327         21,466       (135,671)       (61,165)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               142,637         51,788        112,548         38,340        601,706        265,486
NET ASSETS AT BEGINNING OF PERIOD               206,657        154,869        114,175         75,835      2,359,797      2,094,311
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $     349,294  $     206,657  $     226,723  $     114,175  $   2,961,503  $   2,359,797
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       14,550         12,542          9,244          7,291        114,987        118,070
    Units issued                                  3,524          4,343          5,110          3,244          4,416          6,225
    Units redeemed                               (1,191)        (2,335)        (1,058)        (1,291)       (10,018)        (9,308)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period             16,883         14,550         13,296          9,244        109,385        114,987
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                DWS Investments
                                                    Variable
                                                   Insurance                    DWS Variable                 DWS Variable
                                                     Trust                        Series I                     Series I
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                 DWS VIP Small                                               DWS VIP Core
                                                  Cap Index A                  DWS VIP Bond A                  Equity A
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $      16,240  $       6,624  $     189,371  $     245,043  $      25,731  $      19,545
Net realized gains (losses)                      63,449          1,989        (57,313)      (148,585)        49,187         (2,306)
Change in unrealized gains (losses)             239,481        102,681       (310,308)       340,895        482,553        199,087
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                    319,170        111,294       (178,250)       437,353        557,471        216,326
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                         94,935         91,937        617,731        654,771        152,867        145,706
Benefit payments                                      -              -        (55,039)        (1,155)        (4,577)        (4,261)
Payments on termination                         (38,547)       (31,846)      (407,012)      (425,378)      (138,884)       (76,244)
Loans - net                                      (3,573)         3,905        (42,549)       (70,726)       (13,189)       (22,553)
Records maintenance charge                      (53,589)       (52,835)      (429,393)      (485,195)      (119,532)      (117,634)
Transfers among the sub-accounts and
  with the Fixed Account - net                  (29,161)        20,258         27,495     (1,335,689)       (20,999)         6,942
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                           (29,935)        31,419       (288,767)    (1,663,372)      (144,314)       (68,044)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               289,235        142,713       (467,017)    (1,226,019)       413,157        148,282
NET ASSETS AT BEGINNING OF PERIOD               828,014        685,301      5,747,999      6,974,018      1,554,711      1,406,429
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   1,117,249  $     828,014  $   5,280,982  $   5,747,999  $   1,967,868  $   1,554,711
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       31,902         30,695        316,990        414,471        111,237        116,541
    Units issued                                  2,575          2,831         19,775         16,434          8,647          5,137
    Units redeemed                               (3,427)        (1,624)       (35,483)      (113,915)       (17,355)       (10,441)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period             31,050         31,902        301,282        316,990        102,529        111,237
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                  DWS Variable                  DWS Variable                 DWS Variable
                                                    Series I                      Series I                    Series II
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                 DWS VIP Global                                             DWS VIP Global
                                                   Small Cap                      DWS VIP                   Income Builder
                                                    Growth A                   International                      A
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $      31,202  $      30,600  $     100,619  $      36,523  $      72,392  $      52,556
Net realized gains (losses)                     387,727        229,903       (126,259)       (62,527)        68,179         39,420
Change in unrealized gains (losses)           1,089,192        364,978        368,179        345,957        407,668        321,068
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                  1,508,121        625,481        342,539        319,953        548,239        413,044
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                        324,212        358,261        167,960        164,296        313,653        330,370
Benefit payments                                 (1,229)        (2,506)        (4,246)        (3,003)        (5,650)          (443)
Payments on termination                        (292,264)      (259,908)      (164,137)       (84,116)      (229,349)      (205,046)
Loans - net                                     (48,279)       (31,039)       (13,774)        (5,687)       (18,705)       (50,788)
Records maintenance charge                     (270,770)      (278,659)      (105,924)      (107,524)      (276,049)      (298,717)
Transfers among the sub-accounts and
  with the Fixed Account - net                  (24,097)      (352,844)      (442,701)       340,546        (81,971)       (17,524)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                          (312,427)      (566,695)      (562,822)       304,512       (298,071)      (242,148)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS             1,195,694         58,786       (220,283)       624,465        250,168        170,896
NET ASSETS AT BEGINNING OF PERIOD             4,356,070      4,297,284      2,185,242      1,560,777      3,469,258      3,298,362
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   5,551,764  $   4,356,070  $   1,964,959  $   2,185,242  $   3,719,426  $   3,469,258
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      149,784        170,474        174,089        150,012        253,971        272,761
    Units issued                                  5,119          7,784          8,146         39,121         12,010         38,227
    Units redeemed                              (14,475)       (28,474)       (52,032)       (15,044)       (32,594)       (57,017)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period            140,428        149,784        130,203        174,089        233,387        253,971
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                   Federated                     Federated                    Federated
                                                   Insurance                     Insurance                    Insurance
                                                     Series                        Series                       Series
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                           ----------------------------  ----------------------------  ----------------------------
                                                  Federated Fund                                              Federated
                                                    for U.S.                   Federated High                  Managed
                                                   Government                   Income Bond                   Volatility
                                                 Securities II                    Fund II                      Fund II
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $     206,448  $     264,708  $     573,944  $     689,251  $      75,902  $      75,369
Net realized gains (losses)                     (19,845)        50,779         78,004         34,349         41,822        185,206
Change in unrealized gains (losses)            (335,821)      (107,269)       (82,745)       485,466        449,864         73,102
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                   (149,218)       208,218        569,203      1,209,066        567,588        333,677
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                        600,824        695,737        494,978        536,789        207,316        218,303
Benefit payments                                (12,077)       (37,452)      (120,114)       (16,749)        (9,839)       (24,591)
Payments on termination                        (645,021)      (471,285)      (581,907)    (1,020,935)      (207,667)      (200,406)
Loans - net                                     (13,220)       (51,266)       (40,155)      (138,697)         3,689         (7,300)
Records maintenance charge                     (574,074)      (669,968)      (552,332)      (643,451)      (215,589)      (228,626)
Transfers among the sub-accounts and
  with the Fixed Account - net                 (354,357)    (1,259,341)         9,204        412,125         22,215         79,355
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                          (997,925)    (1,793,575)      (790,326)      (870,918)      (199,875)      (163,265)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS            (1,147,143)    (1,585,357)      (221,123)       338,148        367,713        170,412
NET ASSETS AT BEGINNING OF PERIOD             7,180,334      8,765,691      8,958,866      8,620,718      2,757,459      2,587,047
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   6,033,191  $   7,180,334  $   8,737,743  $   8,958,866  $   3,125,172  $   2,757,459
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      348,589        437,945        344,199        379,275        147,481        156,466
    Units issued                                 10,120         35,625         30,858         57,991          6,517         23,998
    Units redeemed                              (59,092)      (124,981)       (59,269)       (93,067)       (14,933)       (32,983)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period            299,617        348,589        315,788        344,199        139,065        147,481
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Fidelity                      Fidelity                     Fidelity
                                                    Variable                      Variable                     Variable
                                                   Insurance                     Insurance                    Insurance
                                                 Products Fund                 Products Fund                Products Fund
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                   VIP Asset                                                VIP Emerging
                                                    Manager                    VIP Contrafund                  Markets
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $     107,172  $      96,337  $     586,658  $     673,902  $       2,444  $       2,400
Net realized gains (losses)                     106,699        103,938      1,250,167        155,866            300         (1,713)
Change in unrealized gains (losses)           1,049,893        756,974     16,096,156      7,974,370          9,799         26,690
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                  1,263,764        957,249     17,932,981      8,804,138         12,543         27,377
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                        710,605        759,017      6,182,763      6,646,227        136,401        138,610
Benefit payments                                 (5,868)       (39,949)      (364,457)      (213,261)             -              -
Payments on termination                        (475,861)      (634,162)    (4,298,399)    (4,664,905)       (11,028)       (10,864)
Loans - net                                     (23,340)       (20,280)      (563,280)      (499,110)        (2,520)            51
Records maintenance charge                     (593,534)      (634,981)    (4,544,845)    (4,727,466)       (53,653)       (44,817)
Transfers among the sub-accounts and
  with the Fixed Account - net                   (8,966)       (54,905)      (883,614)    (1,424,753)        21,731         (5,570)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                          (396,964)      (625,260)    (4,471,832)    (4,883,268)        90,931         77,410
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               866,800        331,989     13,461,149      3,920,870        103,474        104,787
NET ASSETS AT BEGINNING OF PERIOD             8,470,547      8,138,558     59,650,391     55,729,521        239,013        134,226
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   9,337,347  $   8,470,547  $  73,111,540  $  59,650,391  $     342,487  $     239,013
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      383,487        411,694      2,247,495      2,421,101         23,137         14,860
    Units issued                                 11,953         14,777        100,383         82,347         10,844         11,428
    Units redeemed                              (27,729)       (42,984)      (223,060)      (255,953)        (2,056)        (3,151)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period            367,711        383,487      2,124,818      2,247,495         31,925         23,137
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Fidelity                      Fidelity                     Fidelity
                                                    Variable                      Variable                     Variable
                                                   Insurance                     Insurance                    Insurance
                                                 Products Fund                 Products Fund                Products Fund
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                      VIP                                                    VIP Growth &
                                                 Equity-Income                   VIP Growth                     Income
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $     772,833  $     851,072  $       3,096  $     108,741  $       6,930  $       5,699
Net realized gains (losses)                   2,481,794      1,624,659      1,421,299        537,327          9,462          4,711
Change in unrealized gains (losses)           5,223,878      2,316,704     10,594,824      3,955,283         78,791         23,553
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                  8,478,505      4,792,435     12,019,219      4,601,351         95,183         33,963
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                      3,028,136      3,252,548      3,765,427      4,025,397        150,705        138,859
Benefit payments                               (355,268)      (109,538)      (369,206)       (73,933)             -              -
Payments on termination                      (2,214,022)    (2,052,557)    (2,614,139)    (2,317,346)       (19,390)       (12,524)
Loans - net                                     (93,214)      (201,463)      (213,520)      (241,796)       (12,472)           (95)
Records maintenance charge                   (2,470,990)    (2,568,508)    (3,020,688)    (3,131,760)       (69,431)       (58,939)
Transfers among the sub-accounts and
  with the Fixed Account - net                 (206,083)      (886,773)      (702,323)      (615,025)        (2,641)         7,015
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                        (2,311,441)    (2,566,291)    (3,154,449)    (2,354,463)        46,771         74,316
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS             6,167,064      2,226,144      8,864,770      2,246,888        141,954        108,279
NET ASSETS AT BEGINNING OF PERIOD            31,447,818     29,221,674     34,577,107     32,330,219        266,164        157,885
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $  37,614,882  $  31,447,818  $  43,441,877  $  34,577,107  $     408,118  $     266,164
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                    1,338,890      1,435,317      1,784,588      1,889,465         24,827         17,461
    Units issued                                 49,974         46,317         71,604         55,849          6,636         10,400
    Units redeemed                             (129,726)      (142,744)      (196,540)      (160,726)        (2,962)        (3,034)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period          1,259,138      1,338,890      1,659,652      1,784,588         28,501         24,827
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                     Fidelity                      Fidelity                     Fidelity
                                                     Variable                      Variable                     Variable
                                                    Insurance                     Insurance                    Insurance
                                                  Products Fund                 Products Fund                Products Fund
                                                   Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                            VIP Index 500 -
                                                 VIP High Income                VIP Index 500                Service Class
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $      15,962  $      11,949  $     981,783  $     869,526  $      39,427  $      31,915
Net realized gains (losses)                         889          6,670      1,632,622        865,300        128,258         30,453
Change in unrealized gains (losses)              (2,382)        15,901     10,951,804      4,393,110        367,328        130,412
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                     14,469         34,520     13,566,209      6,127,936        535,013        192,780
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                         99,454         88,426      4,472,224      4,929,902        813,647        682,330
Benefit payments                                      -              -       (408,265)      (102,092)             -         (1,896)
Payments on termination                         (12,401)       (35,765)    (4,026,564)    (2,597,446)      (144,999)       (73,410)
Loans - net                                      (2,510)          (210)      (753,798)      (450,014)       (74,794)        (5,627)
Records maintenance charge                      (40,915)       (39,266)    (3,376,010)    (3,474,728)      (352,351)      (310,443)
Transfers among the sub-accounts and
  with the Fixed Account - net                   15,922        (70,569)     5,155,449     (1,289,032)       (24,781)        15,401
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                            59,550        (57,384)     1,063,036     (2,983,410)       216,722        306,355
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS                74,019        (22,864)    14,629,245      3,144,526        751,735        499,135
NET ASSETS AT BEGINNING OF PERIOD               214,409        237,273     43,117,978     39,973,452      1,627,781      1,128,646
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $     288,428  $     214,409  $  57,747,223  $  43,117,978  $   2,379,516  $   1,627,781
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       14,875         18,804      2,577,024      2,773,262        145,539        116,863
    Units issued                                  5,700          7,423        342,438         92,038         53,705         39,085
    Units redeemed                               (1,688)       (11,352)      (283,654)      (288,276)       (38,202)       (10,409)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period             18,887         14,875      2,635,808      2,577,024        161,042        145,539
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Fidelity                      Fidelity                     Fidelity
                                                    Variable                      Variable                     Variable
                                                   Insurance                     Insurance                    Insurance
                                                 Products Fund                 Products Fund                Products Fund
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                 VIP Investment                                               VIP Money
                                                   Grade Bond                   VIP Mid Cap                     Market
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $     138,065  $     136,159  $       5,900  $       5,165  $     (39,214) $      (6,893)
Net realized gains (losses)                      78,959        169,411        161,063         77,155              -              -
Change in unrealized gains (losses)            (324,814)        14,464        157,661         19,537              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                   (107,790)       320,034        324,624        101,857        (39,214)        (6,893)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                        976,752      1,008,808        416,354        335,707      3,093,292      3,515,725
Benefit payments                                 (2,981)        (4,463)             -         (1,792)      (129,563)       (63,090)
Payments on termination                        (336,001)      (418,325)       (59,837)       (51,158)    (5,732,847)    (5,506,894)
Loans - net                                     (80,867)       (76,611)        (8,961)        (5,032)        (7,888)      (259,634)
Records maintenance charge                     (506,391)      (569,720)      (165,340)      (144,004)    (2,540,710)    (2,785,243)
Transfers among the sub-accounts and
  with the Fixed Account - net                  (98,840)       240,305        (68,577)       (28,444)    (1,638,946)     8,558,058
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                           (48,328)       179,994        113,639        105,277     (6,956,662)     3,458,922
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS              (156,118)       500,028        438,263        207,134     (6,995,875)     3,452,029
NET ASSETS AT BEGINNING OF PERIOD             5,885,836      5,385,808        855,215        648,081     31,693,458     28,241,429
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   5,729,718  $   5,885,836  $   1,293,478  $     855,215  $  24,697,583  $  31,693,458
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      360,960        348,399         72,791         63,342      2,112,071      1,908,096
    Units issued                                 52,899         37,901         16,382         18,178        808,725      1,027,994
    Units redeemed                              (53,297)       (25,340)        (8,358)        (8,729)    (1,230,837)      (824,019)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period            360,562        360,960         80,815         72,791      1,689,959      2,112,071
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                     Fidelity                      Fidelity                     Fidelity
                                                     Variable                      Variable                     Variable
                                                    Insurance                     Insurance                    Insurance
                                                  Products Fund                 Products Fund                Products Fund
                                                   Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                               VIP Value
                                                  VIP Overseas                VIP Real Estate                  Strategies
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $     188,485  $     237,264  $      12,923  $       6,157  $       1,713  $         771
Net realized gains (losses)                      87,329       (253,518)        37,104         11,885          6,855          7,183
Change in unrealized gains (losses)           3,867,483      2,544,304        (52,301)        32,806         36,382         18,357
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                  4,143,297      2,528,050         (2,274)        50,848         44,950         26,311
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                      1,546,171      1,685,007        279,848        251,298         52,688         45,262
Benefit payments                               (143,306)       (16,546)             -              -              -              -
Payments on termination                      (1,127,376)      (972,167)       (21,602)        (7,066)       (13,421)        (7,431)
Loans - net                                    (143,533)      (143,958)        (1,000)        (1,292)        (7,704)           101
Records maintenance charge                   (1,016,533)    (1,078,545)       (92,980)       (67,343)       (21,975)       (19,600)
Transfers among the sub-accounts and
  with the Fixed Account - net                 (470,220)      (180,004)        59,267          1,272         13,657         (2,355)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                        (1,354,797)      (706,213)       223,533        176,869         23,245         15,977
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS             2,788,500      1,821,837        221,259        227,717         68,195         42,288
NET ASSETS AT BEGINNING OF PERIOD            14,570,567     12,748,730        460,484        232,767        135,324         93,036
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $  17,359,067  $  14,570,567  $     681,743  $     460,484  $     203,519  $     135,324
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      838,608        876,472         37,404         22,419         11,312          9,899
    Units issued                                 41,032         67,690         20,906         16,872          4,031          5,885
    Units redeemed                             (109,756)      (105,554)        (3,927)        (1,887)        (2,306)        (4,472)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period            769,884        838,608         54,383         37,404         13,037         11,312
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Franklin                      Franklin                     Franklin
                                                   Templeton                     Templeton                    Templeton
                                                  Investments                   Investments                  Investments
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                   VIP Global
                                                     Income                   VIP High Income                 VIP Income
                                                   Securities                    Securities                   Securities
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $      29,765  $      36,441  $      11,076  $       7,537  $      17,503  $      13,305
Net realized gains (losses)                       5,870          2,567            859            743          2,036            568
Change in unrealized gains (losses)             (25,141)        36,325            (47)         6,852         18,384         10,401
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                     10,494         75,333         11,888         15,132         37,923         24,274
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                        202,868        156,434         82,511         50,737        112,423         94,642
Benefit payments                                      -              -              -              -              -              -
Payments on termination                         (16,083)       (24,811)        (4,871)        (8,812)       (13,452)       (11,224)
Loans - net                                      (7,059)       (11,834)          (315)          (232)        (4,612)        (1,293)
Records maintenance charge                      (74,518)       (65,448)       (25,473)       (19,847)       (47,311)       (38,168)
Transfers among the sub-accounts and
  with the Fixed Account - net                   (2,487)      (102,437)          (318)        13,204         10,532         16,331
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                           102,721        (48,096)        51,534         35,050         57,580         60,288
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               113,215         27,237         63,422         50,182         95,503         84,562
NET ASSETS AT BEGINNING OF PERIOD               569,046        541,809        127,360         77,178        243,034        158,472
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $     682,261  $     569,046  $     190,782  $     127,360  $     338,537  $     243,034
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       35,960         39,481          8,566          6,018         19,554         14,397
    Units issued                                 11,746         14,909          4,032          3,427          6,417          6,438
    Units redeemed                               (5,391)       (18,430)          (735)          (879)        (2,116)        (1,281)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period             42,315         35,960         11,863          8,566         23,855         19,554
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Franklin                      Franklin                     Franklin
                                                   Templeton                     Templeton                    Templeton
                                                  Investments                   Investments                  Investments
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                   VIP Mutual
                                                     Global                      VIP Mutual                 VIP Small Cap
                                                   Discovery                       Shares                       Value
                                                   Securities                    Securities                   Securities
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $      10,296  $       9,200  $       4,981  $       3,356  $       6,680  $       2,945
Net realized gains (losses)                      39,536         16,224          1,987            835         19,774          5,055
Change in unrealized gains (losses)              47,655          8,754         44,516         13,668        115,179         44,442
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                     97,487         34,178         51,484         17,859        141,633         52,442
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                        145,924        135,752         71,178         63,834        167,758        145,710
Benefit payments                                      -              -              -              -              -              -
Payments on termination                         (11,548)       (15,419)        (3,525)        (2,068)       (22,073)       (21,535)
Loans - net                                        (762)          (681)          (764)             -           (402)          (767)
Records maintenance charge                      (55,899)       (47,826)       (27,649)       (22,282)       (70,840)       (63,221)
Transfers among the sub-accounts and
  with the Fixed Account - net                   15,359        (17,732)        (5,645)           294        (22,774)         9,857
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                            93,074         54,094         33,595         39,778         51,669         70,044
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               190,561         88,272         85,079         57,637        193,302        122,486
NET ASSETS AT BEGINNING OF PERIOD               310,199        221,927        165,882        108,245        366,532        244,046
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $     500,760  $     310,199  $     250,961  $     165,882  $     559,834  $     366,532
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       27,031         21,975         15,613         11,676         29,242         23,121
    Units issued                                  8,196          9,002          3,604          4,896          6,769          9,684
    Units redeemed                               (1,122)        (3,946)          (839)          (959)        (3,292)        (3,563)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period             34,105         27,031         18,378         15,613         32,719         29,242
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Franklin                      Franklin                     Franklin
                                                   Templeton                     Templeton                    Templeton
                                                  Investments                   Investments                  Investments
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  VIP Small-Mid                 VIP Strategic
                                                   Cap Growth                      Income                      VIP U.S.
                                                   Securities                    Securities                   Government
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $           -  $           -  $      11,226  $      11,033  $       6,262  $       5,376
Net realized gains (losses)                      15,048         12,078          1,229            392           (490)           283
Change in unrealized gains (losses)              56,344          1,908         (6,322)         5,111        (11,825)        (2,414)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                     71,392         13,986          6,133         16,536         (6,053)         3,245
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                         91,777         77,353         91,976         77,861         59,060         49,951
Benefit payments                                      -         (1,920)             -              -              -              -
Payments on termination                          (6,158)       (19,091)        (7,340)       (27,221)        (4,324)        (7,870)
Loans - net                                      (1,287)           (53)          (464)          (605)        (1,314)          (507)
Records maintenance charge                      (35,316)       (28,993)       (31,251)       (26,049)       (27,138)       (27,157)
Transfers among the sub-accounts and
  with the Fixed Account - net                   (3,455)        10,645        (11,627)        26,122       (477,483)       509,106
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                            45,561         37,941         41,294         50,108       (451,199)       523,523
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               116,953         51,927         47,427         66,644       (457,252)       526,768
NET ASSETS AT BEGINNING OF PERIOD               166,492        114,565        162,335         95,691        691,918        165,150
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $     283,445  $     166,492  $     209,762  $     162,335  $     234,666  $     691,918
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       13,994         10,699         11,479          7,654         55,715         13,580
    Units issued                                  3,964          6,227          4,955          7,851          4,329         43,587
    Units redeemed                                 (757)        (2,932)        (2,106)        (4,026)       (40,763)        (1,452)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period             17,201         13,994         14,328         11,479         19,281         55,715
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Ibbotson                      Ibbotson                     Ibbotson
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                   Aggressive
                                                   Growth ETF                   Balanced ETF                 Conservative
                                                     Asset                         Asset                      ETF Asset
                                                   Allocation                    Allocation                   Allocation
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $      44,475  $      35,502  $     160,153  $     121,602  $       9,777  $      10,937
Net realized gains (losses)                      97,772         33,650        138,020        358,138         11,470         25,436
Change in unrealized gains (losses)             397,497        238,009        797,526        108,851         (3,931)          (762)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                    539,744        307,161      1,095,699        588,591         17,316         35,611
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                      1,301,169      1,147,459      1,663,368      1,425,875        195,650        171,302
Benefit payments                                 (5,258)        (2,586)          (251)          (753)             -       (136,298)
Payments on termination                        (124,298)      (263,002)      (404,649)      (419,383)      (140,806)      (101,303)
Loans - net                                     (25,835)       (50,261)       (63,253)      (330,683)          (256)           367
Records maintenance charge                     (613,243)      (532,527)      (859,249)      (666,604)      (134,225)      (132,227)
Transfers among the sub-accounts and
  with the Fixed Account - net                  (74,212)       107,092      1,629,626      3,595,627        (96,812)       468,705
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                           458,323        406,175      1,965,592      3,604,079       (176,449)       270,546
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               998,067        713,336      3,061,291      4,192,670       (159,133)       306,157
NET ASSETS AT BEGINNING OF PERIOD             2,746,754      2,033,418      7,765,857      3,573,187        821,244        515,087
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   3,744,821  $   2,746,754  $  10,827,148  $   7,765,857  $     662,111  $     821,244
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      246,637        211,232        577,563        307,572         65,843         43,396
    Units issued                                 71,940         65,693        215,092        321,599         22,618         71,515
    Units redeemed                              (33,305)       (30,288)       (76,303)       (51,608)       (36,534)       (49,068)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period            285,272        246,637        716,352        577,563         51,927         65,843
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Ibbotson                      Ibbotson                  Invesco Funds
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                 Income and
                                                   Growth ETF                    Growth ETF                  Invesco V.I.
                                                     Asset                         Asset                       American
                                                   Allocation                    Allocation                 Franchise (b)
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013        2012 (t)(u)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $     134,539  $      94,307  $      26,279  $      22,342  $       6,906  $           -
Net realized gains (losses)                      47,328        516,847         20,937         43,102         19,128         (2,759)
Change in unrealized gains (losses)           1,178,486         44,954         56,104          7,560        509,592        (31,057)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                  1,360,353        656,108        103,320         73,004        535,626        (33,816)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                      2,710,079      2,405,623        387,830        461,102        267,175        178,303
Benefit payments                                 (3,317)        (4,243)             -              -           (803)             -
Payments on termination                        (294,848)      (340,357)       (40,525)       (34,403)      (138,102)       (53,523)
Loans - net                                     (34,324)       (91,143)        (9,551)        (7,040)       (15,559)       (10,221)
Records maintenance charge                   (1,183,947)    (1,025,691)      (184,180)      (157,860)      (135,839)       (98,388)
Transfers among the sub-accounts and
  with the Fixed Account - net                1,143,573        892,002         44,506        284,585          1,407      1,371,631
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                         2,337,216      1,836,191        198,080        546,384        (21,721)     1,387,802
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS             3,697,569      2,492,299        301,400        619,388        513,905      1,353,986
NET ASSETS AT BEGINNING OF PERIOD             6,752,379      4,260,080      1,287,581        668,193      1,353,986           --
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $  10,449,948  $   6,752,379  $   1,588,981  $   1,287,581  $   1,867,891  $   1,353,986
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      573,790        423,633        101,552         56,155        138,869           --
    Units issued                                200,679        190,983         26,805         58,904         14,655        144,606
    Units redeemed                              (32,737)       (40,826)       (10,489)       (13,507)       (16,816)        (5,737)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period            741,732        573,790        117,868        101,552        136,708        138,869
                                          =============  =============  =============  =============  =============  =============

(b) Previously known as Invesco VK V.I. American Franchise
(t) For period beginning April 27, 2012, and ended December 31, 2012
(u) On April 27, 2012, Invesco V.I. Capital Appreciation merged into Invesco V.I. American Franchise

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                 Invesco Funds          Invesco Funds         Invesco Funds
                                                  Sub-Account            Sub-Account           Sub-Account
                                          ----------------------------  -------------  ----------------------------
                                                                        Invesco V.I.
                                                  Invesco V.I.             Capital            Invesco V.I.
                                               American Value (c)       Appreciation          Core Equity
                                          ----------------------------  -------------  ----------------------------
                                              2013           2012          2012 (u)        2013           2012
                                          -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $      50,125  $      46,148  $           -  $       8,090  $       4,656
Net realized gains (losses)                     301,544        160,143         99,520          8,692         11,810
Change in unrealized gains (losses)           2,543,507      1,335,942         83,299        126,373         46,384
                                          -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                  2,895,176      1,542,233        182,819        143,155         62,850
                                          -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                        702,616        769,518         99,229         80,183         88,450
Benefit payments                               (123,124)       (28,696)             -           (418)             -
Payments on termination                        (566,462)      (721,939)       (23,610)       (16,916)       (58,861)
Loans - net                                     (75,457)      (173,712)          (520)        (6,814)        (5,803)
Records maintenance charge                     (590,519)      (660,015)       (49,041)       (46,472)       (50,666)
Transfers among the sub-accounts and
  with the Fixed Account - net                  (31,178)    (1,671,707)    (1,382,337)         5,393        (14,556)
                                          -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                          (684,124)    (2,486,551)    (1,356,279)        14,956        (41,436)
                                          -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS             2,211,052       (944,318)    (1,173,460)       158,111         21,414
NET ASSETS AT BEGINNING OF PERIOD             8,804,264      9,748,582      1,173,460        481,259        459,845
                                          -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $  11,015,316  $   8,804,264  $           -  $     639,370  $     481,259
                                          =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      456,624        591,697        112,093         36,489         39,706
    Units issued                                 39,902         33,716          3,366          3,310          3,943
    Units redeemed                              (69,489)      (168,789)      (115,459)        (2,292)        (7,160)
                                          -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period            427,037        456,624              -         37,507         36,489
                                          =============  =============  =============  =============  =============

(c) Previously known as Invesco VK V.I. American Value
(u) On April 27, 2012, Invesco V.I. Capital Appreciation merged into Invesco V.I. American Franchise

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                 Invesco Funds                 Invesco Funds                Invesco Funds
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                Invesco V.I.
                                                  Invesco V.I.                   Growth and
                                                   Government                   Income Fund -                 Invesco V.I.
                                                   Securities                    Series I (d)                  High Yield
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $      36,936  $      31,330  $      64,943  $      54,587  $      18,932  $      16,796
Net realized gains (losses)                       2,169          6,807        157,672         14,665          2,898          1,126
Change in unrealized gains (losses)             (65,794)       (14,840)     1,015,600        407,106          3,622         32,719
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                    (26,689)        23,297      1,238,215        476,358         25,452         50,641
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                        228,658        239,768        578,281        623,669         43,247         42,364
Benefit payments                                      -              -         (6,485)             -              -           (683)
Payments on termination                         (86,837)       (64,863)      (291,330)      (238,222)       (23,724)       (21,507)
Loans - net                                     (11,156)        (8,254)      (164,319)       (33,007)          (119)        (2,286)
Records maintenance charge                      (91,909)      (102,299)      (326,682)      (332,413)       (27,886)       (27,459)
Transfers among the sub-accounts and
  with the Fixed Account - net                  (11,065)       (28,031)       (92,632)       (77,902)        18,039         19,049
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                            27,691         36,321       (296,682)       (64,360)         9,557          9,478
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS                 1,002         59,618        941,533        411,998         35,009         60,119
NET ASSETS AT BEGINNING OF PERIOD             1,005,320        945,702      3,708,146      3,296,148        353,899        293,780
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   1,006,322  $   1,005,320  $   4,649,679  $   3,708,146  $     388,908  $     353,899
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       91,820         88,513        177,485        180,270         31,342         30,486
    Units issued                                 17,068         13,650          9,614         11,219          4,168          3,732
    Units redeemed                              (14,502)       (10,343)       (19,787)       (14,004)        (3,323)        (2,876)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period             94,386         91,820        167,312        177,485         32,187         31,342
                                          =============  =============  =============  =============  =============  =============

(d) Previously known as Invesco LIT Growth and Income

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Invesco Funds
                                                 Invesco Funds                 Invesco Funds                  (Class II)
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                   Invesco V.I.                Invesco V.I.                  Invesco V.I.
                                                  Mid Cap Core                    Value                       Growth and
                                                     Equity                    Opportunity (e)                Income (f)
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $      14,571  $       1,188  $      80,096  $      69,235  $      55,299  $      47,241
Net realized gains (losses)                     200,017         25,293         47,944        (52,839)       218,666         43,651
Change in unrealized gains (losses)             303,479        162,280      1,486,101        736,359      1,251,310        525,245
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                    518,067        188,761      1,614,141        752,755      1,525,275        616,137
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                        288,527        313,649        528,379        568,680        282,181        282,950
Benefit payments                                 (7,035)           (91)        (7,900)        (4,271)      (166,612)        (3,235)
Payments on termination                        (228,977)      (211,687)      (318,290)      (210,596)      (348,304)    (1,101,241)
Loans - net                                     (65,739)        (6,333)       (50,694)       (65,569)       (70,875)       (34,940)
Records maintenance charge                     (155,846)      (165,770)      (371,649)      (374,596)      (285,864)      (282,834)
Transfers among the sub-accounts and
  with the Fixed Account - net                  (28,681)         6,452        (77,070)      (120,258)       341,930        510,944
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                          (197,751)       (63,780)      (297,224)      (206,610)      (247,544)      (628,356)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               320,316        124,981      1,316,917        546,145      1,277,731        (12,219)
NET ASSETS AT BEGINNING OF PERIOD             1,877,961      1,752,980      4,884,293      4,338,148      4,651,310      4,663,529
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   2,198,277  $   1,877,961  $   6,201,210  $   4,884,293  $   5,929,041  $   4,651,310
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      118,664        122,902        422,631        441,862        290,569        332,257
    Units issued                                  6,602          9,098         18,415         21,711         31,873         52,838
    Units redeemed                              (17,433)       (13,336)       (39,677)       (40,942)       (45,619)       (94,526)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period            107,833        118,664        401,369        422,631        276,823        290,569
                                          =============  =============  =============  =============  =============  =============

(e) Previously known as Invesco VK V.I. Value Opportunity
(f) Previously known as Invesco LIT Growth and Income (Class II)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                 Invesco Funds                  Janus Aspen                  Janus Aspen
                                                   (Class II)                      Series                       Series
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  Invesco V.I.
                                               Mid Cap Growth (g)                 Balanced                    Enterprise
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $       3,253  $      (4,558) $     394,667  $     740,056  $      74,441  $     (93,120)
Net realized gains (losses)                     124,440        203,618      2,080,033      2,424,754      1,690,110        807,808
Change in unrealized gains (losses)             934,045        117,891      3,201,382        430,923      8,021,296      4,122,630
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                  1,061,738        316,951      5,676,082      3,595,733      9,785,847      4,837,318
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                        342,310        386,195      2,400,434      2,633,605      2,262,230      2,386,002
Benefit payments                                (64,245)          (908)      (229,113)      (137,687)      (213,353)       (86,395)
Payments on termination                        (249,048)      (185,417)    (1,737,441)    (1,974,276)    (2,314,685)    (2,101,871)
Loans - net                                     (22,393)       (15,088)       (72,594)      (216,920)      (196,574)      (245,914)
Records maintenance charge                     (253,604)      (274,787)    (2,221,226)    (2,300,028)    (2,272,825)    (2,294,868)
Transfers among the sub-accounts and
  with the Fixed Account - net                  504,185       (288,897)       695,266       (480,720)      (102,518)      (725,158)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                           257,205       (378,902)    (1,164,674)    (2,476,026)    (2,837,725)    (3,068,204)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS             1,318,943        (61,951)     4,511,408      1,119,707      6,948,122      1,769,114
NET ASSETS AT BEGINNING OF PERIOD             2,938,243      3,000,194     29,132,796     28,013,089     31,378,346     29,609,232
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   4,257,186  $   2,938,243  $  33,644,204  $  29,132,796  $  38,326,468  $  31,378,346
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      180,464        205,789        883,120        950,119      1,038,901      1,142,336
    Units issued                                 47,297         24,384         36,563         38,240         43,881         10,352
    Units redeemed                              (36,291)       (49,709)       (63,334)      (105,239)      (119,535)      (113,787)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period            191,470        180,464        856,349        883,120        963,247      1,038,901
                                          =============  =============  =============  =============  =============  =============

(g) Previously known as Invesco LIT Mid Cap Growth (Class II)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  Janus Aspen                   Janus Aspen                  Janus Aspen
                                                     Series                        Series                       Series
                                                   Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                   Forty                        Global
                                                 Flexible Bond                   Portfolio                   Research (h)
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $     161,565  $     259,097  $      25,153  $      21,195  $     225,732  $     117,556
Net realized gains (losses)                     251,046        231,797        101,893         91,365        521,878        124,999
Change in unrealized gains (losses)            (440,637)       147,080        948,875        552,147      5,608,746      3,845,724
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                    (28,026)       637,974      1,075,921        664,707      6,356,356      4,088,279
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                        569,505        598,743        611,974        634,898      2,157,961      2,297,958
Benefit payments                                (15,099)        (5,158)        (1,361)          (860)       (61,995)       (92,343)
Payments on termination                        (546,366)    (1,090,887)      (237,044)      (192,063)    (1,641,368)    (1,613,915)
Loans - net                                      15,961        (36,120)       (21,228)       (26,635)        (1,691)      (119,687)
Records maintenance charge                     (506,833)      (589,527)      (329,992)      (358,539)    (1,895,274)    (1,960,792)
Transfers among the sub-accounts and
  with the Fixed Account - net                 (317,266)       (52,076)      (128,943)        50,285       (345,659)      (796,914)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                          (800,098)    (1,175,025)      (106,594)       107,086     (1,788,026)    (2,285,693)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS              (828,124)      (537,051)       969,327        771,793      4,568,330      1,802,586
NET ASSETS AT BEGINNING OF PERIOD             7,688,555      8,225,606      3,518,387      2,746,594     23,520,054     21,717,468
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   6,860,431  $   7,688,555  $   4,487,714  $   3,518,387  $  28,088,384  $  23,520,054
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      289,628        337,444        195,315        187,110      1,259,338      1,370,836
    Units issued                                 19,616         58,955         27,492         30,655         25,788         25,844
    Units redeemed                              (46,255)      (106,771)       (29,103)       (22,450)      (108,118)      (137,342)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period            262,989        289,628        193,704        195,315      1,177,008      1,259,338
                                          =============  =============  =============  =============  =============  =============

(h) Previously known as Worldwide

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  Janus Aspen                   Janus Aspen                  Janus Aspen
                                                     Series                        Series                       Series
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                     Global                        Janus
                                                   Technology                    Portfolio                  Mid Cap Value
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $           -  $           -  $     124,281  $      55,288  $       3,482  $       1,929
Net realized gains (losses)                       2,325          1,266        581,810        724,588          6,526         12,606
Change in unrealized gains (losses)              67,053         20,225      6,427,940      3,273,420         51,754          3,916
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                     69,378         21,491      7,134,031      4,053,296         61,762         18,451
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                         82,873         89,259      2,081,172      2,260,795        101,445         98,955
Benefit payments                                      -              -        (71,052)       (62,738)          (209)             -
Payments on termination                          (8,818)        (8,210)    (1,777,744)    (1,623,036)        (3,820)       (10,461)
Loans - net                                        (406)           (14)       (36,560)      (202,066)        (4,397)           (28)
Records maintenance charge                      (32,906)       (27,876)    (1,873,081)    (1,964,207)       (48,907)       (43,540)
Transfers among the sub-accounts and
  with the Fixed Account - net                    3,754          2,942       (246,966)      (305,019)          (883)        11,508
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                            44,497         56,101     (1,924,231)    (1,896,271)        43,229         56,434
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               113,875         77,592      5,209,800      2,157,025        104,991         74,885
NET ASSETS AT BEGINNING OF PERIOD               169,416         91,824     24,848,659     22,691,634        219,975        145,090
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $     283,291  $     169,416  $  30,058,459  $  24,848,659  $     324,966  $     219,975
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       13,239          8,582      1,228,319      1,323,680         18,473         13,542
    Units issued                                  3,791          5,455         17,319         20,454          3,844          6,319
    Units redeemed                                 (724)          (798)      (103,749)      (115,815)          (674)        (1,388)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period             16,306         13,239      1,141,889      1,228,319         21,643         18,473
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                Janus Aspen                  Janus Aspen
                                                  Janus Aspen                      Series                       Series
                                                     Series                   (Service Shares)             (Service Shares)
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                                 Global
                                                                                  Balanced                      Research
                                                    Overseas                  (Service Shares)           (Service Shares) (i)
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $      18,923  $       3,445  $      76,228  $     128,654  $       8,693  $       5,196
Net realized gains (losses)                      (3,021)        30,439        345,091        366,985         10,136          2,504
Change in unrealized gains (losses)              70,631         29,618        601,361        124,330        176,342        108,444
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                     86,533         63,502      1,022,680        619,969        195,171        116,144
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                        263,824        222,588        821,455        885,471         94,506        104,384
Benefit payments                                      -         (1,544)        (3,883)        (5,151)          (760)             -
Payments on termination                         (24,329)       (17,811)      (511,006)      (398,556)       (31,426)       (63,734)
Loans - net                                      (4,259)        (4,100)       (65,404)       (36,704)        (2,938)        (9,379)
Records maintenance charge                      (96,669)       (94,280)      (430,791)      (474,606)       (53,607)       (54,379)
Transfers among the sub-accounts and
  with the Fixed Account - net                  (17,178)       (84,080)        97,805        (71,667)        (1,024)         2,766
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                           121,389         20,773        (91,824)      (101,213)         4,751        (20,342)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               207,922         84,275        930,856        518,756        199,922         95,802
NET ASSETS AT BEGINNING OF PERIOD               510,004        425,729      5,227,217      4,708,461        694,925        599,123
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $     717,926  $     510,004  $   6,158,073  $   5,227,217  $     894,847  $     694,925
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       62,855         59,535        240,948        246,065         40,184         41,525
    Units issued                                 20,200         20,655         15,232         14,304          2,626          3,767
    Units redeemed                               (5,822)       (17,335)       (19,243)       (19,421)        (2,408)        (5,108)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period             77,233         62,855        236,937        240,948         40,402         40,184
                                          =============  =============  =============  =============  =============  =============

(i) Previously known as Worldwide (Service Shares)

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  Janus Aspen                   Janus Aspen                     Lazard
                                                     Series                        Series                     Retirement
                                                (Service Shares)              (Service Shares)               Series, Inc.
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                 Mid Cap Value                    Overseas                     Emerging
                                                (Service Shares)              (Service Shares)              Markets Equity
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $      39,902  $      24,773  $     175,036  $      27,170  $      22,814  $      25,468
Net realized gains (losses)                     112,939        191,399       (233,219)        24,173         38,252         39,020
Change in unrealized gains (losses)             639,967         79,588        847,017        626,649        (79,426)       253,074
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                    792,808        295,760        788,834        677,992        (18,360)       317,562
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                        453,051        490,426        714,094        817,728        219,560        249,446
Benefit payments                                 (1,744)        (6,976)      (125,850)       (27,047)             -        (11,282)
Payments on termination                        (224,500)      (178,433)      (496,613)      (882,642)      (100,241)       (81,297)
Loans - net                                     (26,480)       (36,757)       (44,121)       (28,984)       (15,278)       (11,812)
Records maintenance charge                     (264,973)      (275,028)      (386,698)      (481,586)      (118,434)      (138,432)
Transfers among the sub-accounts and
  with the Fixed Account - net                  132,911         30,068       (289,669)      (193,076)       (47,600)       (49,668)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                            68,265         23,300       (628,857)      (795,607)       (61,993)       (43,045)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               861,073        319,060        159,977       (117,615)       (80,353)       274,517
NET ASSETS AT BEGINNING OF PERIOD             3,042,658      2,723,598      5,971,465      6,089,080      1,725,911      1,451,394
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   3,903,731  $   3,042,658  $   6,131,442  $   5,971,465  $   1,645,558  $   1,725,911
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      165,046        163,683        743,507        858,749         31,295         32,121
    Units issued                                 16,900         10,933         55,803        151,238          5,309          2,784
    Units redeemed                              (13,631)        (9,570)      (131,444)      (266,480)        (6,390)        (3,610)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period            168,315        165,046        667,866        743,507         30,214         31,295
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                   Legg Mason                    Legg Mason                   Legg Mason
                                                    Partners                      Partners                     Partners
                                                    Variable                      Variable                     Variable
                                               Portfolios I, Inc.             Portfolios I, Inc.            Portfolios I, Inc.
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                   Legg Mason                    Legg Mason
                                                  ClearBridge              Legg Mason ClearBridge           Western Assets
                                              Variable Fundamental             Variable Large            Variable Global High
                                             All Cap Value Class I           Cap Value Class I                Yield Bond
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $      14,301  $      14,902  $      29,576  $      32,357  $     136,439  $     161,004
Net realized gains (losses)                      92,671         (5,077)       153,531         45,204         10,066           (138)
Change in unrealized gains (losses)             174,900        109,974        335,110        160,838         (5,543)       199,889
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                    281,872        119,799        518,217        238,399        140,962        360,755
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                        126,006        146,861        172,154        166,507        281,164        317,331
Benefit payments                                 (1,077)        (1,048)          (355)       (13,417)        (4,308)        (1,200)
Payments on termination                         (67,262)      (111,644)       (94,857)       (61,138)      (199,446)      (118,523)
Loans - net                                      (6,105)           603         16,299        (16,716)       (37,044)       (24,769)
Records maintenance charge                      (77,448)       (81,581)      (113,533)      (119,355)      (166,298)      (188,801)
Transfers among the sub-accounts and
  with the Fixed Account - net                  (32,500)        (5,330)       133,779       (366,598)        (4,934)       (10,946)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                           (58,386)       (52,139)       113,487       (410,717)      (130,866)       (26,908)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               223,486         67,660        631,704       (172,318)        10,096        333,847
NET ASSETS AT BEGINNING OF PERIOD               895,787        828,127      1,574,517      1,746,835      2,306,035      1,972,188
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   1,119,273  $     895,787  $   2,206,221  $   1,574,517  $   2,316,131  $   2,306,035
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       90,463         96,157        102,904        132,549        122,153        123,615
    Units issued                                  4,219          7,054         21,836         25,566          7,358          7,447
    Units redeemed                               (9,158)       (12,748)       (15,081)       (55,211)       (14,062)        (8,909)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period             85,524         90,463        109,659        102,904        115,449        122,153
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                 MFS Variable                   MFS Variable          MFS Variable
                                                   Insurance                      Insurance             Insurance
                                                     Trust                          Trust                 Trust
                                                  Sub-Account                    Sub-Account           Sub-Account
                                          ----------------------------  ----------------------------  -------------
                                                                                                     MFS High Yield
                                                                                   MFS High              Series
                                                   MFS Growth                       Income             Portfolio
                                          ----------------------------  ----------------------------  -------------
                                               2013           2012         2013 (j)        2012         2013 (k)
                                          -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      17,315  $           -  $     146,174  $      78,718  $      24,314
Net realized gains (losses)                     323,113        168,686        (98,924)         1,730           (142)
Change in unrealized gains (losses)           1,989,463        861,638        (21,992)        55,135         15,506
                                          -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                            2,329,891      1,030,324         25,258        135,583         39,678
                                          -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        454,322        503,665         92,148        164,947         55,821
Benefit payments                                (23,594)       (14,755)             -           (112)             -
Payments on termination                        (460,736)      (403,587)       (58,942)       (65,447)       (18,593)
Loans - net                                     (55,274)       (40,148)        (4,410)        (3,751)        (2,718)
Records maintenance charge                     (443,120)      (445,772)       (57,695)      (102,428)       (32,888)
Transfers among the sub-accounts
   and with the Fixed Account - net             (44,613)      (112,832)    (1,068,840)        92,431        989,749
                                          -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                    (573,015)      (513,429)    (1,097,739)        85,640        991,371
                                          -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS             1,756,876        516,895     (1,072,481)       221,223      1,031,049
NET ASSETS AT BEGINNING OF PERIOD             6,608,508      6,091,613      1,072,481        851,258              -
                                          -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   8,365,384  $   6,608,508  $           -  $   1,072,481  $   1,031,049
                                          =============  =============  =============  =============  =============
UNITS OUTSTANDING
   Units outstanding at beginning of
     period                                     366,370        396,429         60,432         55,014              -
     Units issued                                 5,886          7,275          7,048         15,875        110,816
     Units redeemed                             (33,370)       (37,334)       (67,480)       (10,457)       (11,693)
                                          -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           338,886        366,370              -         60,432         99,123
                                          =============  =============  =============  =============  =============

(j)  For the peroid beginning January 1, 2013, and ended August 16, 2013
(k)  For the peroid beginning August 16, 2013, and ended December 31, 2013

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                  MFS Variable                  MFS Variable                 MFS Variable
                                                   Insurance                     Insurance                    Insurance
                                                     Trust                         Trust                        Trust
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                 MFS Investors                 MFS Investors                   MFS New
                                                  Growth Stock                     Trust                      Discovery
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $       5,196  $       3,272  $      53,173  $      39,216  $           -  $           -
Net realized gains (losses)                      44,542         42,812        158,004         96,346        366,034        886,375
Change in unrealized gains (losses)             171,677         62,165      1,134,311        616,092      3,057,153        648,625
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                    221,415        108,249      1,345,488        751,654      3,423,187      1,535,000
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                        125,486        138,704        303,326        333,976        744,055        795,402
Benefit payments                                   (443)          (129)       (17,961)        (8,930)        (7,174)        (4,740)
Payments on termination                         (66,609)       (41,079)      (302,484)      (203,137)      (701,188)      (758,410)
Loans - net                                     (11,164)        (7,560)       (36,971)        (5,902)       (90,406)       (37,027)
Records maintenance charge                      (69,540)       (75,524)      (276,512)      (284,574)      (596,012)      (595,459)
Transfers among the sub-accounts and
  with the Fixed Account - net                   (7,262)        (9,027)       (44,151)      (191,051)       143,087         31,372
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                           (29,532)         5,385       (374,753)      (359,618)      (507,638)      (568,862)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               191,883        113,634        970,735        392,036      2,915,549        966,138
NET ASSETS AT BEGINNING OF PERIOD               747,885        634,251      4,369,382      3,977,346      8,398,202      7,432,064
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $     939,768  $     747,885  $   5,340,117  $   4,369,382  $  11,313,751  $   8,398,202
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       46,619         46,246        274,329        297,615        261,161        280,171
    Units issued                                  2,509          3,827          7,702          8,541         16,945         15,342
    Units redeemed                               (4,167)        (3,454)       (28,133)       (31,827)       (29,499)       (34,352)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period             44,961         46,619        253,898        274,329        248,607        261,161
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  MFS Variable                  MFS Variable                 MFS Variable
                                                   Insurance                     Insurance                    Insurance
                                                     Trust                         Trust                        Trust
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                 MFS Total
                                                  MFS Research                     Return                   MFS Utilities
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $       9,887  $      20,354  $     207,454  $     291,627  $      61,216  $     154,006
Net realized gains (losses)                      72,724         65,835        140,230         40,820         85,885         28,602
Change in unrealized gains (losses)             752,302        309,836      1,650,979        790,301        332,080        107,277
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                    834,913        396,025      1,998,663      1,122,748        479,181        289,885
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                        157,235        163,314        981,630      1,048,872        350,078        376,829
Benefit payments                                      -         (9,816)       (34,855)      (187,918)        (6,827)      (148,623)
Payments on termination                        (107,628)      (191,275)      (731,392)      (546,881)      (147,066)      (260,287)
Loans - net                                     (14,816)        (1,652)      (107,597)       (65,155)       (28,325)       (10,467)
Records maintenance charge                     (135,415)      (135,357)      (726,491)      (757,640)      (195,782)      (208,887)
Transfers among the sub-accounts and
  with the Fixed Account - net                  (36,113)        64,824        214,819       (258,098)        (7,862)       132,341
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                          (136,737)      (109,962)      (403,886)      (766,820)       (35,784)      (119,094)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               698,176        286,063      1,594,777        355,928        443,397        170,791
NET ASSETS AT BEGINNING OF PERIOD             2,648,705      2,362,642     10,525,261     10,169,333      2,357,925      2,187,134
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   3,346,881  $   2,648,705  $  12,120,038  $  10,525,261  $   2,801,322  $   2,357,925
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      154,345        161,455        489,015        525,661         57,752         60,792
    Units issued                                  3,076         12,794         24,583         13,555          5,000          4,766
    Units redeemed                               (9,990)       (19,904)       (40,580)       (50,201)        (5,821)        (7,806)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period            147,431        154,345        473,018        489,015         56,931         57,752
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  MFS Variable                  MFS Variable                 Oppenheimer
                                                   Insurance                     Insurance                     Variable
                                                     Trust                 Trust (Service Class)            Account Funds
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                              MFS New Discovery
                                                                                   Series                     Oppenheimer
                                                   MFS Value                  (Service Class)             Capital Income (l)
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $      21,142  $      24,820  $      (5,858) $      (4,991) $       4,115  $       1,741
Net realized gains (losses)                      42,924         34,339         40,905         67,482          2,847          1,482
Change in unrealized gains (losses)             480,620        164,828        243,125         62,505         14,829         12,668
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                    544,686        223,987        278,172        124,996         21,791         15,891
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                        195,099        211,067         42,875         45,330         78,077         78,176
Benefit payments                                      -              -              -         (5,871)             -              -
Payments on termination                        (100,255)       (60,678)       (23,587)       (39,775)       (17,070)       (20,706)
Loans - net                                      (8,726)        (8,758)          (176)           336           (776)         2,403
Records maintenance charge                     (121,645)      (127,571)       (48,791)       (49,541)       (36,483)       (38,855)
Transfers among the sub-accounts and
  with the Fixed Account - net                  (42,621)       (41,086)        51,693         (2,149)           486            275
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                           (78,148)       (27,026)        22,014        (51,670)        24,234         21,293
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               466,538        196,961        300,186         73,326         46,025         37,184
NET ASSETS AT BEGINNING OF PERIOD             1,579,019      1,382,058        715,473        642,147        160,043        122,859
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   2,045,557  $   1,579,019  $   1,015,659  $     715,473  $     206,068  $     160,043
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       93,725         95,374         41,025         44,204         17,635         15,208
    Units issued                                 11,664          6,928         13,576          9,485          4,579          4,720
    Units redeemed                              (16,037)        (8,577)       (13,072)       (12,664)        (2,150)        (2,293)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period             89,352         93,725         41,529         41,025         20,064         17,635
                                          =============  =============  =============  =============  =============  =============

(l) Previously known as Oppenheimer Balanced

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  Oppenheimer                   Oppenheimer                  Oppenheimer
                                                    Variable                      Variable                     Variable
                                                 Account Funds                 Account Funds                Account Funds
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                Oppenheimer
                                                  Oppenheimer                    Discovery                   Oppenheimer
                                                   Core Bond                 MidCap Growth (m)            Equity Income (n)
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $       5,026  $       3,784  $         196  $           -  $       2,479  $       1,724
Net realized gains (losses)                          70            834         70,273         22,613          4,619          1,362
Change in unrealized gains (losses)              (5,250)         2,935        435,063        186,852         39,059         14,035
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                       (154)         7,553        505,532        209,465         46,157         17,121
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                         41,568         35,925        223,944        250,879         68,166         60,603
Benefit payments                                      -              -              -         (1,052)             -              -
Payments on termination                          (2,323)       (10,607)      (168,995)       (80,083)        (3,637)       (12,976)
Loans - net                                        (208)          (581)       (17,673)       (15,928)        (2,268)         4,556
Records maintenance charge                      (15,213)       (15,947)      (131,564)      (146,907)       (27,342)       (22,433)
Transfers among the sub-accounts and
  with the Fixed Account - net                   (7,271)        12,511        (45,858)       (31,815)       (10,370)           262
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                            16,553         21,301       (140,146)       (24,906)        24,549         30,012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS                16,399         28,854        365,386        184,559         70,706         47,133
NET ASSETS AT BEGINNING OF PERIOD                87,469         58,615      1,458,311      1,273,752        146,590         99,457
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $     103,868  $      87,469  $   1,823,697  $   1,458,311  $     217,296  $     146,590
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                        9,848          7,279        110,890        112,786         11,798          9,292
    Units issued                                  3,722          4,130          6,551          7,646          2,976          3,789
    Units redeemed                               (1,864)        (1,561)       (15,462)        (9,542)        (1,209)        (1,283)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period             11,706          9,848        101,979        110,890         13,565         11,798
                                          =============  =============  =============  =============  =============  =============

(m) Previously known as Oppenheimer Small & MidCap Growth Fund
(n) Previously known as Oppenheimer Value

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  Oppenheimer                   Oppenheimer                  Oppenheimer
                                                    Variable                      Variable                     Variable
                                                  Account Funds                 Account Funds                 Account Funds
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                Oppenheimer
                                                                                   Global                     Oppenheimer
                                                  Oppenheimer                    Strategic                   Main Street
                                                   Global (o)                      Income                   Small Cap (p)
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $       8,610  $       7,341  $      11,890  $       7,324  $      81,634  $      41,419
Net realized gains (losses)                       5,777          1,189         (2,373)         2,022        404,611        138,625
Change in unrealized gains (losses)             131,157         57,246        (11,942)         6,110      2,541,034        997,240
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                    145,544         65,776         (2,425)        15,456      3,027,279      1,177,284
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                        151,111        143,164         56,302         55,891      1,183,600      1,277,389
Benefit payments                                      -              -              -              -         (3,975)        (3,041)
Payments on termination                         (16,585)       (18,144)        (2,958)       (10,854)      (665,247)      (522,197)
Loans - net                                      (4,223)         3,828         (5,454)        (4,266)       (75,062)       (66,872)
Records maintenance charge                      (64,682)       (53,513)       (22,216)       (19,433)      (664,558)      (669,450)
Transfers among the sub-accounts and
  with the Fixed Account - net                  107,920         21,881         37,592         11,750       (263,185)      (254,258)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                           173,541         97,216         63,266         33,088       (488,427)      (238,429)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               319,085        162,992         60,841         48,544      2,538,852        938,855
NET ASSETS AT BEGINNING OF PERIOD               426,452        263,460        154,257        105,713      7,577,024      6,638,169
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $     745,537  $     426,452  $     215,098  $     154,257  $  10,115,876  $   7,577,024
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       37,916         28,405         11,860          9,228        290,650        294,616
    Units issued                                 16,446         11,732          9,211          4,723         23,214         20,825
    Units redeemed                               (2,295)        (2,221)        (4,511)        (2,091)       (34,136)       (24,791)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period             52,067         37,916         16,560         11,860        279,728        290,650
                                          =============  =============  =============  =============  =============  =============

(o) Previously known as Oppenheimer Global Securities
(p) Previously known as Oppenheimer Main Street Small & Mid Cap

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  Oppenheimer                   Oppenheimer
                                                    Variable                      Variable
                                                 Account Funds                 Account Funds                   Panorama
                                            (Service Class) ("SS"))       (Service Class) ("SS"))         Series Funds, Inc.
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                Oppenheimer                   Oppenheimer
                                                  Oppenheimer                   Main Street                 International
                                                Global (SS) (q)              Small Cap (SS) (r)                 Growth
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $      98,153  $     130,954  $      30,202  $       1,343  $      19,545  $      17,044
Net realized gains (losses)                     100,348          4,529        917,048        423,457         24,487         27,768
Change in unrealized gains (losses)           1,813,913      1,169,765      1,261,197        478,427        291,597        189,138
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                  2,012,414      1,305,248      2,208,447        903,227        335,629        233,950
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                      1,177,167      1,300,151        319,734        361,904        256,069        244,004
Benefit payments                                (11,915)        (3,503)      (178,027)       (12,775)        (1,511)             -
Payments on termination                        (522,822)      (403,257)      (498,778)    (1,033,371)       (82,266)      (147,208)
Loans - net                                     (61,282)       (67,011)      (114,054)       (55,702)        (5,742)           648
Records maintenance charge                     (652,054)      (687,583)      (380,330)      (385,519)      (119,685)      (119,032)
Transfers among the sub-accounts and
  with the Fixed Account - net                 (139,407)       (11,475)      (437,648)       (49,361)        67,713        (40,244)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                          (210,313)       127,322     (1,289,103)    (1,174,824)       114,578        (61,832)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS             1,802,101      1,432,570        919,344       (271,597)       450,207        172,118
NET ASSETS AT BEGINNING OF PERIOD             7,573,071      6,140,501      5,869,688      6,141,285      1,232,162      1,060,044
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   9,375,172  $   7,573,071  $   6,789,032  $   5,869,688  $   1,682,369  $   1,232,162
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      426,878        418,642        297,029        369,224         50,013         49,738
    Units issued                                 16,652         29,168        107,319         99,689         10,805         12,587
    Units redeemed                              (27,389)       (20,932)      (159,466)      (171,884)        (3,526)       (12,312)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period            416,141        426,878        244,882        297,029         57,292         50,013
                                          =============  =============  =============  =============  =============  =============

(q) Previously known as Oppenheimer Global Securities (SS)
(r) Previously known as Oppenheimer Main Street Small & Mid Cap (SS)

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Panorama
                                                 Series Funds,                 PIMCO Variable               PIMCO Variable
                                                 Inc. (Service                   Insurance                    Insurance
                                                 Class ("SC"))                     Trust                        Trust
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  Oppenheimer
                                                 International
                                                  Growth (SC)                   Foreign Bond                 Money Market
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $       8,472  $       7,647  $      70,973  $     109,392  $       1,449  $       1,624
Net realized gains (losses)                      55,008         28,686        278,349        270,717              -              -
Change in unrealized gains (losses)             399,121        306,465       (338,683)       156,733              -              -
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                    462,601        342,798         10,639        536,842          1,449          1,624
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                         90,283         92,850        323,210        381,868        367,277        423,723
Benefit payments                                (13,762)        (1,775)       (26,664)        (1,555)        (2,304)        (1,083)
Payments on termination                         (55,612)      (127,061)      (594,556)      (898,037)      (199,743)      (343,238)
Loans - net                                       2,850       (108,601)      (173,603)       (58,301)      (149,905)       (22,680)
Records maintenance charge                     (106,860)      (109,568)      (300,444)      (401,540)      (222,783)      (277,583)
Transfers among the sub-accounts and
  with the Fixed Account - net                  (92,833)        82,290       (187,922)      (509,664)       (25,694)        67,406
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                          (175,934)      (171,865)      (959,979)    (1,487,229)      (233,152)      (153,455)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               286,667        170,933       (949,340)      (950,387)      (231,703)      (151,831)
NET ASSETS AT BEGINNING OF PERIOD             1,972,992      1,802,059      4,901,704      5,852,091      2,526,530      2,678,361
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   2,259,659  $   1,972,992  $   3,952,364  $   4,901,704  $   2,294,827  $   2,526,530
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      102,494        113,116        271,015        356,450        215,382        228,468
    Units issued                                  3,370         12,040         15,034         31,024         24,892         27,034
    Units redeemed                              (11,832)       (22,662)       (68,878)      (116,459)       (44,762)       (40,120)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period             94,032        102,494        217,171        271,015        195,512        215,382
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                 PIMCO Variable                PIMCO Variable
                                                   Insurance                     Insurance                 Putnam Variable
                                                     Trust                         Trust                        Trust
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                                   VT
                                                   PIMCO Real                   PIMCO Total                 International
                                                     Return                        Return                     Value Fund
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $      63,231  $      41,860  $     377,503  $     493,633  $      77,652  $     109,247
Net realized gains (losses)                      57,263        288,752        325,342        599,823       (216,595)      (639,791)
Change in unrealized gains (losses)            (473,121)        (4,187)    (1,097,746)       742,112        755,976      1,185,338
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                   (352,627)       326,425       (394,901)     1,835,568        617,033        654,794
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                        503,224        560,948      1,456,797      1,615,182        175,694        241,446
Benefit payments                                   (987)        (3,308)      (151,942)      (152,031)        (3,535)       (10,837)
Payments on termination                        (198,718)      (529,213)    (1,619,434)    (1,597,862)      (299,745)      (236,035)
Loans - net                                    (183,940)       (24,560)      (165,548)      (196,700)      (108,722)       (17,051)
Records maintenance charge                     (278,820)      (335,578)    (1,185,056)    (1,411,956)      (151,449)      (191,615)
Transfers among the sub-accounts and
  with the Fixed Account - net                  (30,373)       196,771       (982,366)       340,096       (368,581)      (730,846)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                          (189,614)      (134,940)    (2,647,549)    (1,403,271)      (756,338)      (944,938)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS              (542,241)       191,485     (3,042,450)       432,297       (139,305)      (290,144)
NET ASSETS AT BEGINNING OF PERIOD             3,994,918      3,803,433     20,249,836     19,817,539      3,278,065      3,568,209
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   3,452,677  $   3,994,918  $  17,207,386  $  20,249,836  $   3,138,760  $   3,278,065
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      224,117        232,072      1,034,505      1,107,765        202,841        268,365
    Units issued                                 24,983         35,400         62,398         98,060         17,812         35,611
    Units redeemed                              (34,101)       (43,355)      (199,106)      (171,320)       (61,146)      (101,135)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period            214,999        224,117        897,797      1,034,505        159,507        202,841
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                Putnam Variable               Putnam Variable               Rydex Variable
                                                Trust (Class IA)              Trust (Class IA)                  Trust
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                     VT                      Guggenheim VT
                                                                                International                  U.S. Long
                                                 VT High Yield                   Value Fund                  Short Equity
                                                   (Class IA)                    (Class IA)                    Fund (s)
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $      70,509  $      73,974  $      31,203  $      41,257  $          22  $           -
Net realized gains (losses)                       2,114          7,794        (36,998)      (190,464)         6,213           (374)
Change in unrealized gains (losses)               3,988         61,000        237,868        397,370        108,649         27,889
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                     76,611        142,768        232,073        248,163        114,884         27,515
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                         90,666        103,811        109,537        138,613        113,226        129,511
Benefit payments                                      -         (1,659)             -         (8,116)          (725)          (361)
Payments on termination                         (91,430)       (56,963)       (36,028)       (43,500)       (47,771)       (44,399)
Loans - net                                         242         (5,891)        (1,988)        (2,240)        (5,516)        (3,270)
Records maintenance charge                      (67,922)       (77,815)       (50,524)       (62,205)       (54,141)       (63,937)
Transfers among the sub-accounts and
  with the Fixed Account - net                   29,439         (9,223)      (195,834)      (437,277)       (32,291)         3,946
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                           (39,005)       (47,740)      (174,837)      (414,725)       (27,218)        21,490
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS                37,606         95,028         57,236       (166,562)        87,666         49,005
NET ASSETS AT BEGINNING OF PERIOD               992,316        897,288      1,163,949      1,330,511        685,763        636,758
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   1,029,922  $     992,316  $   1,221,185  $   1,163,949  $     773,429  $     685,763
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       40,559         42,668         52,749         73,442         35,584         34,506
    Units issued                                  9,359          2,381          3,593          8,226          3,298          4,026
    Units redeemed                              (10,978)        (4,490)       (11,214)       (28,919)        (4,714)        (2,948)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period             38,940         40,559         45,128         52,749         34,168         35,584
                                          =============  =============  =============  =============  =============  =============

(s) Previously known as Guggenheim VT U.S. Long Short Momentum Fund

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    T. Rowe                       T. Rowe                      T. Rowe
                                                  Price Equity                  Price Equity                 Price Equity
                                                  Series, Inc.                  Series, Inc.                 Series, Inc.
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                 T. Rowe Price                 T. Rowe Price                   T. Rowe
                                                   Blue Chip                       Equity                   Price Mid-Cap
                                                     Growth                        Income                       Growth
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $       1,131  $       4,639  $     384,611  $     475,509  $           -  $           -
Net realized gains (losses)                     132,038         60,830        483,545         73,653      1,086,583        978,075
Change in unrealized gains (losses)           1,131,259        412,143      5,535,667      2,928,940      2,144,147        216,387
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                  1,264,428        477,612      6,403,823      3,478,102      3,230,730      1,194,462
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                        484,840        514,324      2,397,514      2,672,892        584,532        618,259
Benefit payments                                   (596)          (558)       (11,684)      (101,750)       (14,689)       (14,257)
Payments on termination                        (292,861)      (173,199)    (1,404,882)    (1,630,745)      (637,126)      (529,790)
Loans - net                                     (33,673)       (34,489)      (497,580)      (112,317)       (50,972)       (82,280)
Records maintenance charge                     (275,539)      (292,582)    (1,629,525)    (1,701,189)      (592,123)      (600,145)
Transfers among the sub-accounts and
  with the Fixed Account - net                  (34,128)        53,521       (885,381)    (1,323,746)      (120,406)      (276,212)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                          (151,957)        67,017     (2,031,538)    (2,196,855)      (830,784)      (884,425)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS             1,112,471        544,629      4,372,285      1,281,247      2,399,946        310,037
NET ASSETS AT BEGINNING OF PERIOD             3,132,058      2,587,429     22,489,503     21,208,256      9,143,849      8,833,812
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   4,244,529  $   3,132,058  $  26,861,788  $  22,489,503  $  11,543,795  $   9,143,849
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      191,928        187,507      1,016,015      1,122,438        256,361        282,088
    Units issued                                 11,151         19,389         21,621         25,768            929          1,939
    Units redeemed                              (18,812)       (14,968)      (102,145)      (132,191)       (20,519)       (27,666)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period            184,267        191,928        935,491      1,016,015        236,771        256,361
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    T. Rowe                       T. Rowe
                                                  Price Equity              Price International               The Alger
                                                  Series, Inc.                  Series, Inc.                  Portfolios
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                 T. Rowe Price                 T. Rowe Price
                                                  New America                  International                Alger Balanced
                                                     Growth                        Stock                      Class I-2
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $           -  $      10,407  $      34,088  $      45,083  $       1,585  $       1,127
Net realized gains (losses)                     484,538         78,426         25,883        (22,208)         1,312          1,203
Change in unrealized gains (losses)             314,207        169,561        458,839        566,956         14,023          2,819
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                    798,745        258,394        518,810        589,831         16,920          5,149
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                        178,686        186,123        272,228        295,170         60,985         57,564
Benefit payments                                      -        (74,717)        (6,223)        (4,104)             -         (1,754)
Payments on termination                        (178,047)      (121,676)      (202,823)      (289,092)        (4,861)       (12,596)
Loans - net                                     (18,445)        (5,191)       (47,759)       (35,457)          (580)             -
Records maintenance charge                     (135,334)      (141,786)      (203,200)      (208,050)       (27,861)       (24,642)
Transfers among the sub-accounts and
  with the Fixed Account - net                   45,359        (81,905)       103,555          9,709            187         (1,461)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                          (107,781)      (239,152)       (84,222)      (231,824)        27,870         17,111
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               690,964         19,242        434,588        358,007         44,790         22,260
NET ASSETS AT BEGINNING OF PERIOD             2,157,931      2,138,689      3,729,981      3,371,974        100,580         78,320
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   2,848,895  $   2,157,931  $   4,164,569  $   3,729,981  $     145,370  $     100,580
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      126,682        142,027        230,932        247,261          9,334          7,721
    Units issued                                  7,169         18,252         13,706         18,295          3,566          3,037
    Units redeemed                              (12,666)       (33,597)       (18,568)       (34,624)        (1,197)        (1,424)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period            121,185        126,682        226,070        230,932         11,703          9,334
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                   The Alger                     The Alger                    The Alger
                                                   Portfolios                    Portfolios                   Portfolios
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                 Alger Capital                  Alger Income
                                                  Appreciation                   and Growth                Alger Large Cap
                                                   Class I-2                     Class I-2                 Growth Class I-2
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $      63,136  $     154,995  $     103,044  $     161,587  $      87,407  $     116,484
Net realized gains (losses)                   2,629,342        664,156        130,846        159,559        253,955        175,634
Change in unrealized gains (losses)           2,458,180      1,571,742      1,127,616        301,496      2,961,598        628,232
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                  5,150,658      2,390,893      1,361,506        622,642      3,302,960        920,350
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                      1,890,351      1,829,616        361,803        402,400      1,132,450      1,218,825
Benefit payments                                (19,538)       (31,432)       (10,656)        (8,897)       (23,748)        (4,890)
Payments on termination                      (1,138,259)    (1,798,610)      (374,922)      (284,638)      (830,054)      (747,343)
Loans - net                                    (166,196)      (163,977)       (13,077)       (59,989)       (46,157)      (122,635)
Records maintenance charge                   (1,197,947)    (1,210,601)      (352,686)      (367,330)      (774,818)      (822,211)
Transfers among the sub-accounts and
  with the Fixed Account - net                 (134,535)       759,371       (109,722)    (1,213,702)      (102,085)       (83,141)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                          (766,124)      (615,633)      (499,260)    (1,532,156)      (644,412)      (561,395)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS             4,384,534      1,775,260        862,246       (909,514)     2,658,548        358,955
NET ASSETS AT BEGINNING OF PERIOD            14,990,317     13,215,057      4,768,718      5,678,232      9,756,506      9,397,551
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $  19,374,851  $  14,990,317  $   5,630,964  $   4,768,718  $  12,415,054  $   9,756,506
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      559,482        571,859        265,184        354,734        616,009        648,518
    Units issued                                 35,466         61,911          5,189          4,778         21,472         24,705
    Units redeemed                              (51,106)       (74,288)       (29,349)       (94,328)       (55,910)       (57,214)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period            543,842        559,482        241,024        265,184        581,571        616,009
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            The Universal
                                                   The Alger                     The Alger                  Institutional
                                                   Portfolios                    Portfolios                  Funds, Inc.
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                             Morgan Stanley
                                                  Alger MidCap                 Alger SmallCap                UIF Emerging
                                                Growth Class I-2              Growth Class I-2             Markets Class I
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $      76,933  $           -  $           -  $           -  $       3,705  $           -
Net realized gains (losses)                      37,098       (416,439)     1,141,772      1,692,818          3,059          7,180
Change in unrealized gains (losses)           6,912,352      3,427,862        783,443       (972,889)        (9,294)        40,540
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                  7,026,383      3,011,423      1,925,215        719,929         (2,530)        47,720
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                      2,402,671      2,617,391        429,734        455,732         74,631         91,643
Benefit payments                                (51,598)       (23,116)        (9,497)       (10,338)             -              -
Payments on termination                      (1,737,974)    (1,664,011)      (404,321)      (484,603)       (11,685)       (36,818)
Loans - net                                    (137,088)      (187,474)       (57,833)       (10,276)            90           (541)
Records maintenance charge                   (1,605,842)    (1,650,489)      (389,138)      (400,757)       (34,511)       (38,300)
Transfers among the sub-accounts and
  with the Fixed Account - net                 (975,507)      (381,965)      (151,469)      (443,888)        20,972         (6,858)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                        (2,105,338)    (1,289,664)      (582,524)      (894,130)        49,497          9,126
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS             4,921,045      1,721,759      1,342,691       (174,201)        46,967         56,846
NET ASSETS AT BEGINNING OF PERIOD            20,801,663     19,079,904      6,132,023      6,306,224        292,431        235,585
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $  25,722,708  $  20,801,663  $   7,474,714  $   6,132,023  $     339,398  $     292,431
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      899,296        952,691        343,443        397,348         32,006         30,929
    Units issued                                 29,355         50,312         33,234         47,982          8,566          9,619
    Units redeemed                             (104,833)      (103,707)       (64,860)      (101,887)        (3,041)        (8,542)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period            823,818        899,296        311,817        343,443         37,531         32,006
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                 The Universal                 The Universal                   Van Eck
                                                 Institutional                 Institutional                  Worldwide
                                                  Funds, Inc.                   Funds, Inc.                Insurance Trust
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                               Van Eck
                                                 Morgan Stanley                Morgan Stanley                 Worldwide
                                                   UIF Growth                  UIF U.S. Real                   Emerging
                                                    Class I                    Estate Class I                  Markets
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $       5,467  $      (3,731) $      62,194  $      47,345  $      70,352  $           -
Net realized gains (losses)                     162,054        153,383         23,516        (12,009)        25,074        (35,432)
Change in unrealized gains (losses)             659,732         76,330         34,797        756,020        443,720      1,090,098
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                    827,253        225,982        120,507        791,356        539,146      1,054,666
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                        203,084        219,659        705,510        777,823        679,165        763,894
Benefit payments                                   (367)             -         (2,130)       (16,085)       (13,670)        (2,493)
Payments on termination                        (157,771)      (133,795)      (365,499)      (372,493)      (280,642)      (250,739)
Loans - net                                      (2,765)       (59,111)      (129,750)       (30,108)       (29,735)       (16,248)
Records maintenance charge                     (140,611)      (144,516)      (415,072)      (466,996)      (353,966)      (384,594)
Transfers among the sub-accounts and
  with the Fixed Account - net                  183,975         49,061         37,661       (119,285)      (107,384)      (140,796)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                            85,545        (68,702)      (169,280)      (227,144)      (106,232)       (30,976)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               912,798        157,280        (48,773)       564,212        432,914      1,023,690
NET ASSETS AT BEGINNING OF PERIOD             1,743,656      1,586,376      5,627,502      5,063,290      4,548,901      3,525,211
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   2,656,454  $   1,743,656  $   5,578,729  $   5,627,502  $   4,981,815  $   4,548,901
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       98,235        101,773        172,582        179,868        153,515        154,429
    Units issued                                 17,883         22,010         10,018          8,654         11,184         14,075
    Units redeemed                              (14,550)       (25,548)       (14,957)       (15,940)       (14,615)       (14,989)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period            101,568         98,235        167,643        172,582        150,084        153,515
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Van Eck                       Van Eck
                                                   Worldwide                     Worldwide                   Wells Fargo
                                                Insurance Trust               Insurance Trust               Variable Trust
                                                  Sub-Account                   Sub-Account                  Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                  Van Eck
                                                    Van Eck                      Worldwide                  Wells Fargo VT
                                                 Worldwide Hard                Multi-Manager                  Advantage
                                                     Assets                     Alternatives                  Discovery
                                          ----------------------------  ----------------------------  ----------------------------
                                              2013           2012           2013           2012           2013           2012
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)              $      25,380  $      23,240  $           -  $           -  $         429  $           -
Net realized gains (losses)                      64,378        294,975            918           (166)       540,127        249,103
Change in unrealized gains (losses)             301,501       (192,542)        10,946          2,886      1,580,336        518,928
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  operations                                    391,259        125,673         11,864          2,720      2,120,892        768,031
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
Deposits                                        542,345        622,327         44,224         40,489        367,612        372,696
Benefit payments                                   (795)        (6,845)          (283)          (355)       (20,989)       (23,600)
Payments on termination                        (235,123)      (243,166)        (5,623)       (26,672)      (431,658)      (413,487)
Loans - net                                     (42,540)       (20,535)        (1,834)        (1,198)       (19,245)       (49,200)
Records maintenance charge                     (287,803)      (336,590)       (21,443)       (21,912)      (357,270)      (347,067)
Transfers among the sub-accounts and
  with the Fixed Account - net                  (15,816)       (32,136)        14,404          7,720        245,803         38,440
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
  policy transactions                           (39,732)       (16,945)        29,445         (1,928)      (215,747)      (422,218)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               351,527        108,728         41,309            792      1,905,145        345,813
NET ASSETS AT BEGINNING OF PERIOD             3,738,856      3,630,128        213,287        212,495      4,870,323      4,524,510
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   4,090,383  $   3,738,856  $     254,596  $     213,287  $   6,775,468  $   4,870,323
                                          =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      113,867        114,300         18,432         18,608        239,592        262,055
    Units issued                                  9,526         12,328          6,556          2,580         26,708         15,304
    Units redeemed                              (10,692)       (12,761)        (4,044)        (2,756)       (34,509)       (37,767)
                                          -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period            112,701        113,867         20,944         18,432        231,791        239,592
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                              Wells Fargo
                                                                                             Variable Trust
                                                                                               Sub-Account
                                                                                   ----------------------------------
                                                                                             Wells Fargo VT
                                                                                                Advantage
                                                                                               Opportunity
                                                                                   ----------------------------------
                                                                                         2013              2012
                                                                                   ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                                                       $        14,026    $         6,069
Net realized gains (losses)                                                                117,437            (15,076)
Change in unrealized gains (losses)                                                      1,752,112            941,939
                                                                                   ---------------    ---------------
Increase (decrease) in net assets from operations                                        1,883,575            932,932
                                                                                   ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits                                                                                   468,859            505,729
Benefit payments                                                                            (1,779)           (75,581)
Payments on termination                                                                   (536,649)          (456,063)
Loans - net                                                                                (29,948)           (85,550)
Records maintenance charge                                                                (476,819)          (475,039)
Transfers among the sub-accounts and with the Fixed Account - net                         (111,425)          (152,977)
                                                                                   ---------------    ---------------
Increase (decrease) in net assets from policy transactions                                (687,761)          (739,481)
                                                                                   ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS                                                        1,195,814            193,451
NET ASSETS AT BEGINNING OF PERIOD                                                        6,456,751          6,263,300
                                                                                   ---------------    ---------------
NET ASSETS AT END OF PERIOD                                                        $     7,652,565    $     6,456,751
                                                                                   ===============    ===============
UNITS OUTSTANDING
 Units outstanding at beginning of period                                                  405,163            454,028
   Units issued                                                                              6,268              7,012
   Units redeemed                                                                          (43,962)           (55,877)
                                                                                   ---------------    ---------------
 Units outstanding at end of period                                                        367,469            405,163
                                                                                   ===============    ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Lincoln Benefit Life Variable Life Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), which is a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     The assets within the Account are legally segregated from each other into sub-accounts (the "sub-accounts"). Lincoln Benefit issued six life insurance policies, the Investor's Select, the Consultant, the Consultant SL, the Consultant Protector, the Consultant Accumulator, and the Total Accumulator (collectively the "Policies"), the deposits of which are invested at the direction of the policyholders in the sub-accounts that comprise the Account. The Investor's Select, the Consultant, the Consultant SL, the Consultant Protector and the Consultant Accumulator policies are closed to new policyholders but continue to accept deposits from existing policyholders. Absent any policy provisions wherein Lincoln Benefit contractually guarantees a specified death benefit, variable life policyholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts listed below invest in the corresponding mutual fund portfolios and the underlying mutual funds (collectively the "Funds" or individually a "Fund"):

     ALLIANCEBERNSTEIN                         FIDELITY VARIABLE INSURANCE
        VPS Growth and Income Class A             PRODUCTS FUND (CONTINUED)
        VPS International Growth Class A          VIP Money Market
        VPS International Value Class A           VIP Overseas
        VPS Small Cap Growth Class A              VIP Real Estate
        VPS Small/Mid Cap Value Class A           VIP Value Strategies
     DWS INVESTMENTS VARIABLE INSURANCE        FRANKLIN TEMPLETON INVESTMENTS
        TRUST                                     VIP Global Income Securities
        DWS VIP Equity 500 Index A                VIP High Income Securities
        DWS VIP Small Cap Index A                 VIP Income Securities
     DWS VARIABLE SERIES I                        VIP Mutual Global Discovery
        DWS VIP Bond A                                Securities
        DWS VIP Core Equity A                     VIP Mutual Shares Securities
        DWS VIP Global Small Cap Growth A         VIP Small Cap Value Securities
        DWS VIP International                     VIP Small-Mid Cap Growth
     DWS VARIABLE SERIES II                           Securities
        DWS VIP Global Income Builder A           VIP Strategic Income
     FEDERATED INSURANCE SERIES                       Securities
        Federated Fund for U.S.                   VIP U.S. Government
           Government Securities II            IBBOTSON
        Federated High Income Bond                Aggressive Growth ETF Asset
           Fund II                                    Allocation
        Federated Managed Volatility              Balanced ETF Asset Allocation
           Fund II                                Conservative ETF Asset
     FIDELITY VARIABLE INSURANCE PRODUCTS             Allocation
        FUND                                      Growth ETF Asset Allocation
        VIP Asset Manager                         Income and Growth ETF Asset
        VIP Contrafund                                Allocation
        VIP Emerging Markets                   INVESCO FUNDS
        VIP Equity-Income                         Invesco V.I. American
        VIP Growth                                    Franchise (Previously
        VIP Growth & Income                           known as Invesco VK V.I.
        VIP High Income                               American Franchise; For
        VIP Index 500                                 period beginning April 27,
        VIP Index 500 - Service Class                 2012, and ended
        VIP Investment Grade Bond                     December 31, 2012: On
        VIP Mid Cap                                   April 27, 2012 Invesco
                                                      V.I. Capital Appreciation
                                                      merged into Invesco V.I.
                                                      American Franchise)
                                                  Invesco V.I. American Value
                                                      (Previously known as
                                                      Invesco VK V.I. American
                                                      Value)

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     INVESCO FUNDS (CONTINUED)                 MFS VARIABLE INSURANCE TRUST
        Invesco V.I. Capital Appreciation         (CONTINUED)
           (On April 27, 2012 Invesco             MFS Investors Growth Stock
           V.I. Capital Appreciation              MFS Investors Trust
           merged into Invesco V.I.               MFS New Discovery
           American Franchise)                    MFS Research
        Invesco V.I. Core Equity                  MFS Total Return
        Invesco V.I. Government                   MFS Utilities
           Securities                             MFS Value
        Invesco V.I. Growth and Income         MFS VARIABLE INSURANCE TRUST
           Fund - Series I (Previously            (SERVICE CLASS)
           known as Invesco LIT Growth            MFS New Discovery Series
           and Income)                                (Service Class)
        Invesco V.I. High Yield                OPPENHEIMER VARIABLE ACCOUNT
        Invesco V.I. Mid Cap Core Equity          FUNDS
        Invesco V.I. Value Opportunity            Oppenheimer Capital Income
           (Previously known as Invesco               (Previously known as
           VK V.I. Value Opportunity )                Oppenheimer Balanced)
     INVESCO FUNDS (CLASS II)                     Oppenheimer Core Bond
        Invesco V.I. Growth and Income            Oppenheimer Discovery MidCap
           (Previously known as Invesco               Growth (Previously known
           LIT Growth and Income                      as Oppenheimer Small &
           (Class II))                                MidCap Growth Fund)
        Invesco V.I. Mid Cap Growth               Oppenheimer Equity Income
           (Previously known as Invesco              (Previously known as
           LIT Mid Cap Growth (Class II))             Oppenheimer Value)
     JANUS ASPEN SERIES                           Oppenheimer Global
        Balanced                                      (Previously known as
        Enterprise                                    Oppenheimer Global
        Flexible Bond                                 Securities)
        Forty Portfolio                           Oppenheimer Global Strategic
        Global Research (Previously                   Income
           known as Worldwide)                    Oppenheimer Main Street Small
        Global Technology                             Cap (Previously known as
        Janus Portfolio                               Oppenheimer Main Street
        Mid Cap Value                                 Small & Mid Cap)
        Overseas                               OPPENHEIMER VARIABLE ACCOUNT
     JANUS ASPEN SERIES (SERVICE SHARES)          FUNDS (SERVICE SHARES ("SS"))
        Balanced (Service Shares)                 Oppenheimer Global (SS)
        Global Research (Service Shares)              (Previously known as
           (Previously known as Worldwide             Oppenheimer Global
           (Service Shares))                          Securities (SS))
        Mid Cap Value (Service Shares)            Oppenheimer Main Street Small
        Overseas (Service Shares)                     Cap (SS) (Previously
     LAZARD RETIREMENT SERIES, INC.                   known as Oppenheimer Main
        Emerging Markets Equity                       Street Small & Mid
     LEGG MASON PARTNERS VARIABLE                     Cap (SS))
        PORTFOLIOS I, INC.                     PANORAMA SERIES FUND, INC.
        Legg Mason ClearBridge Variable           Oppenheimer International
           Fundamental All Cap Value Class I          Growth
        Legg Mason ClearBridge Variable        PANORAMA SERIES FUND, INC.
           Large Cap Value Class I                (SERVICE CLASS ("SC"))
        Legg Mason Western Assets                 Oppenheimer International
           Variable Global High Yield Bond            Growth (SC)
     MFS VARIABLE INSURANCE TRUST              PIMCO VARIABLE INSURANCE TRUST
        MFS Growth                                Foreign Bond
        MFS High Income (For the period           Money Market
           beginning January 1, 2013, and         PIMCO Real Return
           ended August 16, 2013)                 PIMCO Total Return
        MFS High Yield Portfolio (For the      PUTNAM VARIABLE TRUST
           period beginning August 16,            VT International Value Fund
           2013, and ended December 31,        PUTNAM VARIABLE TRUST (CLASS IA)
           2013)                                  VT High Yield (Class IA)
                                                  VT International Value Fund
                                                     (Class IA)
                                               RYDEX VARIABLE TRUST
                                                  Guggenheim VT U.S. Long Short
                                                      Equity Fund (Previously
                                                      known as Guggenheim
                                                      VT U.S. Long Short
                                                      Momentum Fund)
                                               T. ROWE PRICE EQUITY SERIES, INC.
                                                  T. Rowe Price Blue Chip Growth
                                                  T. Rowe Price Equity Income
                                                  T. Rowe Price Mid-Cap Growth
                                                  T. Rowe Price New America
                                                      Growth
                                               T. ROWE PRICE INTERNATIONAL
                                                  SERIES, INC.
                                                  T. Rowe Price International
                                                      Stock

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     THE ALGER PORTFOLIOS                      THE UNIVERSAL INSTITUTIONAL
        Alger Balanced Class I-2                  FUNDS, INC. (CONTINUED)
        Alger Capital Appreciation                Morgan Stanley UIF U.S. Real
           Class I-2                                  Estate Class I
        Alger Income and Growth Class I-2      VAN ECK WORLDWIDE INSURANCE TRUST
        Alger Large Cap Growth Class I-2          Van Eck Worldwide Emerging
        Alger MidCap Growth Class I-2                 Markets
        Alger SmallCap Growth Class I-2           Van Eck Worldwide Hard Assets
     THE UNIVERSAL INSTITUTIONAL FUNDS,           Van Eck Worldwide Multi-
        INC.                                          Manager Alternatives
        Morgan Stanley UIF Emerging            WELLS FARGO VARIABLE TRUST
           Markets Class I                        Wells Fargo VT Advantage
        Morgan Stanley UIF Growth Class I             Discovery
                                                  Wells Fargo VT Advantage
                                                      Opportunity

     The net assets are affected by the investment results of each Fund, transactions by policyholders and certain contract expenses (see Note 4). Policyholders' interests consist of accumulation units of the sub-account. The accompanying financial statements include only policyholders' purchase payments applicable to the variable portions of their policies and exclude any purchase payments directed by the policyholder to the "Fixed Account" in which the policyholders' deposits are included in the Lincoln Benefit general account assets and earn a fixed rate of return.

     A policyholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolio may differ substantially.

     On July 17, 2013, Allstate entered into a definitive agreement with Resolution Life Holdings, Inc. to sell Lincoln Benefit. The transaction is subject to regulatory approvals and other customary closing conditions. Lincoln Benefit expects the closing to occur in April 2014.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset values of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

     NET REALIZED GAINS AND LOSSES - Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gains distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account.

     The Account had no liability for unrecognized tax benefits as of December 31, 2013. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   FAIR VALUE OF ASSETS

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statements of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

     LEVEL 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

     LEVEL 2:   Assets whose values are based on the following:
                (a) Quoted prices for similar assets in active markets;
                (b) Quoted prices for identical or similar assets in markets that are not active; or
                (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

     LEVEL 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the assets.

     In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds' managers. The account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period.

4.   EXPENSES

     SURRENDER CHARGE - In the event the policy is surrendered, a withdrawal charge may be imposed. The charge is assessed if the policy is surrendered during a specified time, which ranges from 9 to 12 years depending upon the policy, and varies based upon several variables including the policyholder's age and Account value at the time of surrender. The charge ranges from $2.27 to $56.58 per $1,000 of face amount. These amounts are included in payments on terminations.

     MONTHLY DEDUCTIONS - On each monthly deduction day (the same day in each month as the Issue Date, or the last day of the month if a month does not have that day), Lincoln Benefit will deduct from the policy value an amount to cover certain charges and expenses incurred in connection with the policy. The monthly deduction is intended to compensate Lincoln Benefit for expenses incurred in connection with the cost of insurance, mortality and expense risk charges, administrative expense charges, and policy fees. The table below describes the deductions for each product. All deductions are made monthly unless otherwise noted below.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                          MORTALITY AND EXPENSE RISK
                                    ADMINISTRATIVE EXPENSE                 CHARGE (AS A % OF TOTAL
                          COST OF    CHARGE (PER $1,000                      MONTHLY SUB-ACCOUNT
                         INSURANCE  INITIAL FACE AMOUNT)      POLICY FEE            VALUE)
      INVESTOR'S SELECT  Varies     Years 1 - 12: .20% of       $ 5.00    Annual rate 0.70%
                                    policy value; 0%                      (deducted daily)
                                    thereafter (deducted
                                    annually)

      CONSULTANT SL      Varies     Years 1 - 7: $1.44;         $ 7.50    Years 1 - 14: 0.72%;
                                    $0 thereafter                         0.36% thereafter

      CONSULTANT         Varies     N/A                         $ 7.50    Years 1 - 14: 0.72%;
                                                                          0.36% thereafter

      CONSULTANT         Varies     Annual rate                 $   10    Annual rate years 1 - 14:
      PROTECTOR                     Years 1 - 20: 0.3504%;                0.55%; 0.15% thereafter
                                    0.1992% thereafter

      CONSULTANT         Varies     Minimum $0.25               $   10    Annual rate years 1-10:
      ACCUMULATOR                   Maximum $2.50                         0.55%; 0.15% thereafter

      TOTAL ACCUMULATOR  Varies     $0.09 per $1,000 on the     $   15    Monthly rate years 1-10:
                                    first $100,000                        0.05%

     COST OF INSURANCE - On all policies, Lincoln Benefit charges each policyholder monthly for cost of insurance. The cost of insurance is determined based upon several variables, including the policyholder's death benefit amount and account value. The cost of insurance is recognized as redemption of units, and included in records maintenance charge reported on the Statement of Changes in Net Assets.

     ADMINISTRATIVE EXPENSE CHARGE - Lincoln Benefit deducts an administrative expense charge on a monthly or annual basis to cover expenses incurred in evaluating the insured person's risk, issuing the policy, and sales expenses. The administrative expense charge is recognized as redemption of units, and included in records maintenance charge reported on the Statement of Changes in Net Assets.

     POLICY FEE - On all policies, Lincoln Benefit deducts a policy fee on a monthly basis to cover expenses such as salaries, postage and periodic reports. The policy fee is recognized as redemption of units, and included in records maintenance charge reported on the Statement of Changes in Net Assets.

     MORTALITY AND EXPENSE RISK CHARGE - The mortality and expense risk charge covers insurance benefits available with the policies and certain expenses of the policies. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the policies. The mortality and expense risk charge for Investor's Select is recognized as a reduction in the accumulated unit value, reported on the Statement of Operations, while the mortality and expense risk charge for Consultant, Consultant SL, Consultant Protector, Consultant Accumulator and Total Accumulator is recognized as redemption of units, and included in records maintenance charge reported on the Statement of Changes in Net Assets.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS

     The cost of investments purchased during the year ended December 31, 2013 were as follows:

                                                                                                    Purchases
                                                                                                  -------------
     Investments in the AllianceBernstein Sub-Accounts:
       VPS Growth and Income Class A                                                              $     148,946
       VPS International Growth Class A                                                                  57,529
       VPS International Value Class A                                                                   27,906
       VPS Small Cap Growth Class A                                                                     103,216
       VPS Small/Mid Cap Value Class A                                                                   88,471

     Investments in the DWS Investments Variable Insurance Trust Sub-Accounts:
       DWS VIP Equity 500 Index A                                                                       207,857
       DWS VIP Small Cap Index A                                                                        134,719

     Investments in the DWS Variable Series I Sub-Accounts:
       DWS VIP Bond A                                                                                   549,738
       DWS VIP Core Equity A                                                                            166,608
       DWS VIP Global Small Cap Growth A                                                                534,934
       DWS VIP International                                                                            208,631

     Investments in the DWS Variable Series II Sub-Account:
       DWS VIP Global Income Builder A                                                                  249,972

     Investments in the Federated Insurance Series Sub-Accounts:
       Federated Fund for U.S. Government Securities II                                                 424,514
       Federated High Income Bond Fund II                                                             1,434,971
       Federated Managed Volatility Fund II                                                             211,733

     Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
       VIP Asset Manager                                                                                428,078
       VIP Contrafund                                                                                 3,563,425
       VIP Emerging Markets                                                                             114,906
       VIP Equity-Income                                                                              4,363,830
       VIP Growth                                                                                     2,020,642
       VIP Growth & Income                                                                               91,626
       VIP High Income                                                                                  100,443
       VIP Index 500                                                                                  8,018,431
       VIP Index 500 - Service Class                                                                    777,345
       VIP Investment Grade Bond                                                                      1,011,915
       VIP Mid Cap                                                                                      378,209
       VIP Money Market                                                                              11,888,769
       VIP Overseas                                                                                   1,058,606

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                    Purchases
                                                                                                  -------------
     Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts (continued):
       VIP Real Estate                                                                            $     319,302
       VIP Value Strategies                                                                              56,168

     Investments in the Franklin Templeton Investments Sub-Accounts:
       VIP Global Income Securities                                                                     224,315
       VIP High Income Securities                                                                        73,820
       VIP Income Securities                                                                            102,801
       VIP Mutual Global Discovery Securities                                                           155,781
       VIP Mutual Shares Securities                                                                      48,811
       VIP Small Cap Value Securities                                                                   113,815
       VIP Small-Mid Cap Growth Securities                                                               69,477
       VIP Strategic Income Securities                                                                   84,739
       VIP U.S. Government                                                                               59,350

     Investments in the Ibbotson Sub-Accounts:
       Aggressive Growth ETF Asset Allocation                                                           946,697
       Balanced ETF Asset Allocation                                                                  3,306,766
       Conservative ETF Asset Allocation                                                                303,849
       Growth ETF Asset Allocation                                                                    2,956,686
       Income and Growth ETF Asset Allocation                                                           379,379

     Investments in the Invesco Funds Sub-Accounts:
       Invesco V.I. American Franchise (b)                                                              172,786
       Invesco V.I. American Value (c)                                                                  908,944
       Invesco V.I. Core Equity                                                                          58,151
       Invesco V.I. Government Securities                                                               220,756
       Invesco V.I. Growth and Income Fund - Series I (d)                                               304,433
       Invesco V.I. High Yield                                                                           67,336
       Invesco V.I. Mid Cap Core Equity                                                                 280,965
       Invesco V.I. Value Opportunity (e)                                                               327,766

     Investments in the Invesco Funds (Class II) Sub-Accounts:
       Invesco V.I. Growth and Income (f)                                                               713,405
       Invesco V.I. Mid Cap Growth (g)                                                                  939,294

     (b) Previously known as Invesco VK V.I. American Franchise
     (c) Previously known as Invesco VK V.I. American Value
     (d) Previously known as Invesco LIT Growth and Income
     (e) Previously known as Invesco VK V.I. Value Opportunity
     (f) Previously known as Invesco LIT Growth and Income (Class II)
     (g) Previously known as Invesco LIT Mid Cap Growth (Class II)

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                    Purchases
                                                                                                  -------------
     Investments in the Janus Aspen Series Sub-Accounts:
       Balanced                                                                                   $  3,513,579
       Enterprise                                                                                    2,045,294
       Flexible Bond                                                                                   921,552
       Forty Portfolio                                                                                 501,838
       Global Research (h)                                                                             887,236
       Global Technology                                                                                54,938
       Janus Portfolio                                                                                 605,919
       Mid Cap Value                                                                                    61,065
       Overseas                                                                                        189,596

     Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
       Balanced (Service Shares)                                                                       749,143
       Global Research (Service Shares) (i)                                                             60,829
       Mid Cap Value (Service Shares)                                                                  463,653
       Overseas (Service Shares)                                                                       642,768

     Investments in the Lazard Retirement Series, Inc. Sub-Account:
       Emerging Markets Equity                                                                         321,835

     Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
       Legg Mason ClearBridge Variable Fundamental All Cap Value Class I                               139,101
       Legg Mason ClearBridge Variable Large Cap Value Class I                                         510,220
       Legg Mason Western Assets Variable Global High Yield Bond                                       280,362

     Investments in the MFS Variable Insurance Trust Sub-Accounts:
       MFS Growth                                                                                      193,913
       MFS High Income (j)                                                                             273,329
       MFS High Yield Portfolio (k)                                                                  1,133,197
       MFS Investors Growth Stock                                                                       76,910
       MFS Investors Trust                                                                             189,393
       MFS New Discovery                                                                               709,689
       MFS Research                                                                                     78,014
       MFS Total Return                                                                                779,837
       MFS Utilities                                                                                   335,734
       MFS Value                                                                                       243,515

     (h) Previously known as Worldwide
     (i) Previously known as Worldwide (Service Shares)
     (j) For the peroid beginning January 1, 2013, and ended August 16, 2013
     (k) For the peroid beginning August 16, 2013, and ended December 31, 2013

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                    Purchases
                                                                                                  -------------
     Investments in the MFS Variable Insurance Trust (Service Class) Sub-Account:
       MFS New Discovery Series (Service Class)                                                   $     298,734

     Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
       Oppenheimer Capital Income (l)                                                                    48,862
       Oppenheimer Core Bond                                                                             37,906
       Oppenheimer Discovery MidCap Growth (m)                                                           95,515
       Oppenheimer Equity Income (n)                                                                     45,252
       Oppenheimer Global (o)                                                                           211,289
       Oppenheimer Global Strategic Income                                                              132,485
       Oppenheimer Main Street Small Cap (p)                                                            780,447

     Investments in the Oppenheimer Variable Account Funds ("SS") Sub-Accounts:
       Oppenheimer Global (SS) (q)                                                                      431,315
       Oppenheimer Main Street Small Cap (SS) (r)                                                     2,496,214

     Investments in the Panorama Series Fund, Inc. Sub-Account:
       Oppenheimer International Growth                                                                 239,697

     Investments in the Panorama Series Fund, Inc. (Service Class ("SC")) Sub-Account:
       Oppenheimer International Growth (SC)                                                             93,600

     Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
       Foreign Bond                                                                                     579,260
       Money Market                                                                                     293,438
       PIMCO Real Return                                                                                490,126
       PIMCO Total Return                                                                             1,738,942

     Investments in the Putnam Variable Trust Sub-Account:
       VT International Value Fund                                                                      386,981

     Investments in the Putnam Variable Trust (Class IA) Sub-Accounts:
       VT High Yield (Class IA)                                                                         303,536

     (l) Previously known as Oppenheimer Balanced
     (m) Previously known as Oppenheimer Small & MidCap Growth Fund
     (n) Previously known as Oppenheimer Value
     (o) Previously known as Oppenheimer Global Securities
     (p) Previously known as Oppenheimer Main Street Small & Mid Cap
     (q) Previously known as Oppenheimer Global Securities (SS)
     (r) Previously known as Oppenheimer Main Street Small & Mid Cap (SS)

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                    Purchases
                                                                                                  -------------
     Investments in the Putnam Variable Trust (Class IA) Sub-Accounts (continued):
       VT International Value Fund (Class IA)                                                     $     116,305

     Investments in the Rydex Variable Trust Sub-Account:
       Guggenheim VT U.S. Long Short Equity Fund (s)                                                     69,055

     Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
       T. Rowe Price Blue Chip Growth                                                                   211,756
       T. Rowe Price Equity Income                                                                      938,922
       T. Rowe Price Mid-Cap Growth                                                                     928,355
       T. Rowe Price New America Growth                                                                 563,121

     Investments in the T. Rowe Price International Series, Inc. Sub-Account:
       T. Rowe Price International Stock                                                                265,569

     Investments in the The Alger Portfolios Sub-Accounts:
       Alger Balanced Class I-2                                                                          43,015
       Alger Capital Appreciation Class I-2                                                           2,827,745
       Alger Income and Growth Class I-2                                                                208,271
       Alger Large Cap Growth Class I-2                                                                 436,500
       Alger MidCap Growth Class I-2                                                                    755,776
       Alger SmallCap Growth Class I-2                                                                1,625,079

     Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
       Morgan Stanley UIF Emerging Markets Class I                                                       80,562
       Morgan Stanley UIF Growth Class I                                                                481,072
       Morgan Stanley UIF U.S. Real Estate Class I                                                      401,822

     Investments in the Van Eck Worldwide Insurance Trust Sub-Accounts:
       Van Eck Worldwide Emerging Markets                                                               417,719
       Van Eck Worldwide Hard Assets                                                                    422,062
       Van Eck Worldwide Multi-Manager Alternatives                                                      77,553

     Investments in the Wells Fargo Variable Trust Sub-Accounts:
       Wells Fargo VT Advantage Discovery                                                               799,390
       Wells Fargo VT Advantage Opportunity                                                             123,484
                                                                                                  -------------
                                                                                                  $  88,020,753
                                                                                                  =============

(s)  Previously known as Guggenheim VT U.S. Long Short Momentum Fund

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS

     A summary of units outstanding, accumulation Unit Values, net assets, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios by sub-accounts is presented below for each of the five years in the period ended December 31, 2013.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

       * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of policy transactions.

            Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the Sub-Account during the period or the net asset value at the end of the period is zero.

       ** EXPENSE RATIO - These amounts represent the annualized policy expenses of the sub-account, consisting of mortality and expense risk charges for each period indicated. The ratios include only those expenses that result in a reduction in the accumulation unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.

       *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                               Investor's Select Policies
                                                        ------------------------------------------------------------------------
                                                                 At December 31,               For the year ended December 31,
                                                        ----------------------------------   -----------------------------------
                                                        Units    Accumulation   Net Assets    Investment     Expense     Total
                                                        (000s)    Unit Value      (000s)     Income Ratio*   Ratio**   Return***
                                                        ------   ------------   ----------   -------------   -------   ---------
Investments in the
  DWS Variable Series I
    Sub-Accounts:
      DWS VIP Bond A
      2013                                                  56   $      19.46   $    1,094            3.58%     0.70%      -3.71%
      2012                                                  63          20.20        1,272            3.99      0.70        7.02
      2011                                                  78          18.88        1,476            4.03      0.70        4.95
      2010                                                  70          17.99        1,258            4.32      0.70        6.05
      2009                                                  91          16.96        1,537            8.04      0.70        9.30

Investments in the
  DWS Variable Series II
    Sub-Accounts:
      DWS VIP Global Income Builder A
      2013                                                  18          15.07          278            2.07      0.70       15.81
      2012                                                  24          13.01          316            1.63      0.70       12.19
      2011                                                  29          11.60          337            1.55      0.70       -2.11
      2010                                                  31          11.85          366            2.97      0.70       10.45
      2009                                                  32          10.73          341            3.63      0.70       22.57

Investments in the
  Federated Insurance Series
    Sub-Accounts:
      Federated Fund for U.S. Government Securities II
      2013                                                  61          22.34        1,354            3.27      0.70       -2.73
      2012                                                  71          22.97        1,640            3.47      0.70        2.26
      2011                                                  87          22.46        1,952            3.70      0.70        5.04
      2010                                                  89          21.38        1,912            4.83      0.70        4.43
      2009                                                 116          20.47        2,365            5.04      0.70        4.48
      Federated High Income Bond Fund II
      2013                                                  87          34.29        2,967            6.72      0.70        6.24
      2012                                                  98          32.27        3,176            8.09      0.70       13.90
      2011                                                 107          28.34        3,045            8.85      0.70        4.44
      2010                                                 121          27.13        3,291            7.66      0.70       13.93
      2009                                                 120          23.82        2,855           10.87      0.70       51.78
      Federated Managed Volatility Fund II
      2013                                                  49          28.60        1,408            2.90      0.70       20.89
      2012                                                  56          23.66        1,314            3.17      0.70       12.76
      2011                                                  59          20.98        1,242            3.86      0.70        4.04
      2010                                                  61          20.17        1,235            5.83      0.70       11.30
      2009                                                  69          18.12        1,249            5.85      0.70       27.38

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         Investor's Select Policies (continued)
                                                        ------------------------------------------------------------------------
                                                                 At December 31,               For the year ended December 31,
                                                        ----------------------------------   -----------------------------------
                                                        Units    Accumulation   Net Assets    Investment     Expense     Total
                                                        (000s)    Unit Value      (000s)     Income Ratio*   Ratio**   Return***
                                                        ------   ------------   ----------   -------------   -------   ---------
Investments in the
  Fidelity Variable Insurance Products Fund
    Sub-Accounts:
      VIP Asset Manager
      2013                                                 168   $      29.79   $    4,998            1.58%     0.70%      14.90%
      2012                                                 178          25.93        4,619            1.56      0.70       11.70
      2011                                                 195          23.21        4,522            1.96      0.70       -3.24
      2010                                                 210          23.99        5,032            1.70%     0.70       13.47
      2009                                                 223          21.14        4,712            2.30      0.70       28.21
      VIP Contrafund
      2013                                                 421          45.96       19,334            1.08      0.70       30.37
      2012                                                 468          35.26       16,483            1.37      0.70       15.60
      2011                                                 525          30.50       16,007            1.02      0.70       -3.20
      2010                                                 585          31.51       18,426            1.20      0.70       16.40
      2009                                                 660          27.07       17,857            1.36      0.70       34.76
      VIP Equity-Income
      2013                                                 369          44.70       16,483            2.55      0.70       27.25
      2012                                                 397          35.13       13,951            3.13      0.70       16.49
      2011                                                 453          30.16       13,655            2.54      0.70        0.27
      2010                                                 495          30.07       14,902            1.75      0.70       14.35
      2009                                                 573          26.30       15,070            2.19      0.70       29.30
      VIP Growth
      2013                                                 400          42.02       16,812            0.29      0.70       35.39
      2012                                                 441          31.04       13,696            0.63      0.70       13.89
      2011                                                 487          27.26       13,279            0.38      0.70       -0.50
      2010                                                 531          27.39       14,552            0.26      0.70       23.31
      2009                                                 610          22.21       13,559            0.43      0.70       27.39
      VIP Index 500
      2013                                                 331          19.67        6,512            1.98      0.70       31.32
      2012                                                 110          14.98        1,650            2.13      0.70       15.10
      2011                                                 164          13.02        2,136            2.00      0.70        1.33
      2010                                                 157          12.84        2,022            1.91      0.70       14.22
      2009                                                 111          11.25        1,246            2.48      0.70       25.72
      VIP Money Market
      2013                                                 269          16.11        4,339            0.03      0.70       -0.67
      2012                                                 630          16.22       10,227            0.13      0.70       -0.56
      2011                                                 338          16.31        5,506            0.11      0.70       -0.59
      2010                                                 391          16.41        6,420            0.18      0.70       -0.46
      2009                                                 508          16.48        8,382            0.70      0.70        0.02
      VIP Overseas
      2013                                                 156          26.45        4,128            1.35      0.70       29.53
      2012                                                 183          20.42        3,733            1.94      0.70       19.90
      2011                                                 225          17.03        3,832            1.45      0.70      -17.74
      2010                                                 247          20.70        5,109            1.33      0.70       12.33
      2009                                                 301          18.43        5,550            2.08      0.70       25.65

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         Investor's Select Policies (continued)
                                                        ------------------------------------------------------------------------
                                                                 At December 31,               For the year ended December 31,
                                                        ----------------------------------   -----------------------------------
                                                        Units    Accumulation   Net Assets    Investment     Expense     Total
                                                        (000s)    Unit Value      (000s)     Income Ratio*   Ratio**   Return***
                                                        ------   ------------   ----------   -------------   -------   ---------
Investments in the
  Ibbotson
    Sub-Accounts:
      Aggressive Growth ETF Asset Allocation
      2013                                                   3   $      18.72   $       61            1.38%     0.70%      17.70%
      2012                                                   3          15.90           52            1.50      0.70       13.66
      2011                                                   2          13.99           31            1.33      0.70       -5.51
      2010                                                   2          14.81           36            0.55      0.70       14.78
      2009                                                   1          12.90           12            0.67      0.70       29.02
      Balanced ETF Asset Allocation
      2013                                                  63          16.22        1,025            1.80      0.70       11.41
      2012                                                  62          14.56          896            2.24      0.70       10.23
      2011                                                  31          13.21          407            1.43      0.70       -1.25
      2010                                                  30          13.38          401            1.03      0.70       11.07
      2009                                                   9          12.04          112            1.35      0.70       20.44
      Conservative ETF Asset Allocation
      2013                                                   2          12.67           28            1.34      0.70        2.06
      2012                                                  14          12.41          177            1.78      0.70        4.74
      2011                                                   2          11.85           24            1.43      0.70        2.70
      2010                                                   5          11.54           60            1.74      0.70        5.92
      2009                                                   4          10.90           48            1.13      0.70        8.96
      Growth ETF Asset Allocation
      2013                                                   9          17.88          154            1.58      0.70       15.97
      2012                                                   8          15.42          124            1.73      0.70       12.45
      2011                                                   8          13.71          107            1.46      0.70       -4.18
      2010                                                   5          14.31           71            0.94      0.70       13.39
      Income and Growth ETF Asset Allocation
      2013                                                   5          14.33           71            1.86      0.70        6.83
      2012                                                   4          13.41           52            2.34      0.70        7.42
      2011                                                   4          12.49           48            1.16      0.70        0.66
      2010                                                   2          12.40           28            0.90      0.70        8.28
      2009                                                   1          11.46            6            1.79      0.70       14.55
Investments in the
  Invesco Funds
    Sub-Accounts:
      Invesco V.I. American Value (b)
      2013                                                 103          24.80        2,550            0.68      0.70       33.33
      2012 (t) (u)                                         120          18.60        2,240            0.72      0.70       16.49
      2011                                                 192          15.96        3,071            0.72      0.70        0.22
      2010                                                 226          15.93        3,603            0.88      0.70       21.39
      2009                                                 198          13.12        2,598            1.20      0.70       38.24
      Invesco V.I. Value Opportunity (e)
      2013                                                  25          14.50          366            1.49      0.70       32.82
      2012                                                  26          10.92          284            1.55      0.70       16.88
      2011                                                  31           9.34          292            0.90      0.70       -3.72
      2010                                                  32           9.70          312            0.55      0.70        6.60
      2009                                                  46           9.10          421            1.78      0.70       46.97

Investments in the
  Invesco Funds (Class II)
    Sub-Accounts:
      Invesco V.I. Growth and Income (f)
      2013                                                 106          20.35        2,147            1.32      0.70       32.83
      2012                                                 122          15.32        1,864            1.30      0.70       13.55
      2011                                                 140          13.49        1,889            1.05      0.70       -2.94
      2010                                                 146          13.90        2,024            0.10      0.70       11.41
      2009                                                 151          12.47        1,887            3.32      0.70       23.24

      (c) Previously known as Invesco VK V.I. American Value
      (e) Previously known as Invesco VK V.I. Value Opportunity
      (f) Previously known as Invesco LIT Growth and Income (Class II)
      (t) For period beginning April 27, 2012, and ended December 31, 2012
      (u) On April 27, 2012, Invesco V.I. Capital Appreciation merged into Invesco V.I. American Franchise

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         Investor's Select Policies (continued)
                                                        ------------------------------------------------------------------------
                                                                 At December 31,               For the year ended December 31,
                                                        ----------------------------------   -----------------------------------
                                                        Units    Accumulation   Net Assets    Investment     Expense     Total
                                                        (000s)    Unit Value      (000s)     Income Ratio*   Ratio**   Return***
                                                        ------   ------------   ----------   -------------   -------   ---------
Investments in the
  Invesco Funds (Class II)
    Sub-Accounts (continued):
      Invesco V.I. Mid Cap Growth (g)
      2013                                                  42   $      21.08   $      880            0.23%     0.70%      35.65%
      2012                                                  43          15.54          666            0.00      0.70       10.85
      2011                                                  57          14.02          797            0.00      0.70       -9.99
      2010                                                  47          15.58          734            0.00      0.70       26.39
      2009                                                  44          12.32          537            0.00      0.70       55.28

Investments in the
  Janus Aspen Series
    Sub-Accounts:
      Balanced
      2013                                                 229          58.20       13,355            1.54      0.70       19.32
      2012                                                 236          48.78       11,536            2.88      0.70       12.83
      2011                                                 266          43.24       11,514            2.41      0.70        0.93
      2010                                                 296          42.84       12,663            2.78      0.70        7.63
      2009                                                 326          39.80       12,968            2.95      0.70       25.01
      Enterprise
      2013                                                 284          56.58       16,079            0.52      0.70       31.45
      2012                                                 308          43.04       13,257            0.00      0.70       16.47
      2011                                                 344          36.95       12,697            0.00      0.70       -2.11
      2010                                                 382          37.75       14,420            0.06      0.70       24.97
      2009                                                 434          30.21       13,125            0.00      0.70       43.82
      Flexible Bond
      2013                                                  47          33.94        1,600            2.41      0.70       -0.83
      2012                                                  63          34.22        2,148            3.45      0.70        7.58
      2011                                                  59          31.81        1,880            4.07      0.70        6.00
      2010                                                  64          30.01        1,932            3.85      0.70        7.22
      2009                                                  77          27.99        2,165            4.30      0.70       12.43
      Forty Portfolio
      2013                                                  16          24.09          378            0.69      0.70       30.31
      2012                                                  22          18.49          413            0.75      0.70       23.29
      2011                                                  18          14.99          277            0.38      0.70       -7.34
      2010                                                  28          16.18          451            0.35      0.70        6.01
      2009                                                  44          15.27          664            0.04      0.70       45.31
      Global Research (h)
      2013                                                 368          36.76       13,527            1.21      0.70       27.53
      2012                                                 396          28.83       11,427            0.88      0.70       19.24
      2011                                                 457          24.17       11,057            0.60      0.70      -14.34
      2010                                                 500          28.22       14,107            0.60      0.70       15.03
      2009                                                 530          24.53       12,996            1.39      0.70       36.74
      Janus Portfolio
      2013                                                 367          38.49       14,136            0.78      0.70       29.43
      2012                                                 392          29.74       11,661            0.58      0.70       17.76
      2011                                                 426          25.25       10,748            0.58      0.70       -5.96
      2010                                                 468          26.86       12,580            1.06      0.70       13.72
      2009                                                 521          23.62       12,302            0.52      0.70       35.40

      (g) Previously known as Invesco LIT Mid Cap Growth (Class II)
      (h) Previously known as Worldwide

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         Investor's Select Policies (continued)
                                                        ------------------------------------------------------------------------
                                                                 At December 31,               For the year ended December 31,
                                                        ----------------------------------   -----------------------------------
                                                        Units    Accumulation   Net Assets    Investment     Expense     Total
                                                        (000s)    Unit Value      (000s)     Income Ratio*   Ratio**   Return***
                                                        ------   ------------   ----------   -------------   -------   ---------
Investments in the
  Janus Aspen Series (Service Shares)
    Sub-Accounts:
      Overseas (Service Shares)
      2013                                                  89   $       8.91   $      789            2.99%     0.70%      13.48%
      2012                                                 130           7.85        1,020            0.63      0.70       12.39
      2011                                                 234           6.99        1,635            0.38      0.70      -32.81
      2010                                                 239          10.40        2,484            0.52      0.70       24.15
      2009                                                 252           8.38        2,112            0.46      0.70       77.95

Investments in the
  Legg Mason Partners Variable Portfolios I, Inc.
    Sub-Account:
      Legg Mason ClearBridge Variable Large Cap Value Class I
      2013                                                  34          19.19          646            1.75      0.70       31.45
      2012                                                  24          14.60          346            2.10      0.70       15.69
      2011                                                  26          12.62          324            2.95      0.70        4.22
      2010                                                  20          12.11          239            2.80      0.70        8.70
      2009                                                  27          11.14          305            1.83      0.70       23.63

Investments in the
  MFS Variable Insurance Trust (Service Class)
    Sub-Account:
      MFS New Discovery Series (Service Class)
      2013                                                  42          24.46        1,016            0.00      0.70       40.23
      2012                                                  41          17.44          715            0.00      0.70       20.05
      2011                                                  44          14.53          642            0.00      0.70      -11.12
      2010                                                  61          16.34          990            0.00      0.70       34.99
      2009                                                  54          12.11          653            0.00      0.70       61.79

Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
    Sub-Account:
      Oppenheimer Main Street Small Cap (SS) (r)
      2013                                                  81          26.23        2,125            0.76      0.70       39.64
      2012                                                  98          18.78        1,835            0.35      0.70       16.85
      2011                                                 186          16.08        2,995            0.42      0.70       -3.06
      2010                                                 202          16.58        3,351            0.39      0.70       22.20
      2009                                                 184          13.57        2,503            0.61      0.70       35.93

Investments in the
  Panorama Series Fund, Inc. (Service Class ("SC"))
    Sub-Account:
      Oppenheimer International Growth (SC)
      2013                                                  94          24.03        2,260            1.09      0.70       24.84
      2012                                                 102          19.25        1,973            1.07      0.70       20.83
      2011                                                 113          15.93        1,802            0.77      0.70       -8.25
      2010                                                 132          17.36        2,293            1.03      0.70       13.82
      2009                                                 144          15.26        2,204            1.13      0.70       38.09

      (r)  Previously known as Oppenheimer Main Street Small & Mid Cap (SS)

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         Investor's Select Policies (continued)
                                                        ------------------------------------------------------------------------
                                                                 At December 31,               For the year ended December 31,
                                                        ----------------------------------   -----------------------------------
                                                        Units    Accumulation   Net Assets    Investment     Expense     Total
                                                        (000s)    Unit Value      (000s)     Income Ratio*   Ratio**   Return***
                                                        ------   ------------   ----------   -------------   -------   ---------
Investments in the
  PIMCO Variable Insurance Trust
    Sub-Accounts:
      Foreign Bond
      2013                                                  67   $      17.19   $    1,159            1.83%     0.70%      -0.20%
      2012                                                  96          17.22        1,655            2.25      0.70       10.09
      2011                                                 105          15.65        1,647            1.86      0.70        6.02
      2010                                                 100          14.76        1,473            1.97      0.70        7.73
      2009                                                  86          13.70        1,178            3.14      0.70       14.83
      PIMCO Total Return
      2013                                                 197          17.97        3,534            2.17      0.70       -2.79
      2012                                                 251          18.49        4,633            2.63      0.70        8.85
      2011                                                 265          16.99        4,503            2.61      0.70        2.89
      2010                                                 284          16.51        4,693            2.56      0.70        7.35
      2009                                                 300          15.38        4,611            5.29      0.70       13.29

Investments in the
  Putnam Variable Trust
    Sub-Accounts:
      VT International Value Fund
      2013                                                  37          18.47          678            2.56      0.70       21.36
      2012                                                  41          15.22          619            3.32      0.70       20.85
      2011                                                  54          12.59          679            2.70      0.70      -14.38
      2010                                                  59          14.71          873            3.06      0.70        6.38
      2009                                                  72          13.82          999            0.00      0.70       25.31

Investments in the
  The Universal Institutional Funds, Inc
    Sub-Accounts:
      Morgan Stanley UIF Growth Class I
      2013                                                  30          25.40          750            0.42      0.70       47.04
      2012                                                  27          17.28          462            0.00      0.70       13.58
      2011                                                  29          15.21          439            0.12      0.70       -3.48
      2010                                                  36          15.76          564            0.12      0.70       22.00
      2009                                                  42          12.92          544            0.00      0.70       64.40

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Consultant Accumulator, and
                                                                          Consultant Protector Policies
                                                        ------------------------------------------------------------------------
                                                                 At December 31,               For the year ended December 31,
                                                        ----------------------------------   -----------------------------------
                                                        Units    Accumulation   Net Assets    Investment     Expense     Total
                                                        (000s)    Unit Value      (000s)     Income Ratio*   Ratio**   Return***
                                                        ------   ------------   ----------   -------------   -------   ---------
Investments in the
  DWS Investments Variable Insurance Trust
    Sub-Accounts:
      DWS VIP Equity 500 Index A
      2013                                                 109   $      27.07   $    2,962            0.00%     0.00%      31.93%
      2012                                                 115          20.52        2,360            1.79      0.00       15.70
      2011                                                 118          17.74        2,094            1.69      0.00        1.83
      2010                                                 119          17.42        2,080            1.77      0.00       14.70
      2009                                                 119          15.19        1,801            2.50      0.00       26.32
      DWS VIP Small Cap Index A
      2013                                                  31          35.98        1,117            1.67      0.00       38.64
      2012                                                  32          25.95          828            0.88      0.00       16.25
      2011                                                  31          22.33          685            0.88      0.00       -4.41
      2010                                                  35          23.36          818            0.85      0.00       26.39
      2009                                                  34          18.48          631            1.47      0.00       26.57

Investments in the
  DWS Variable Series I
    Sub-Accounts:
      DWS VIP Bond A
      2013                                                 245          17.09        4,187            3.58      0.00       -3.03
      2012                                                 254          17.62        4,476            3.99      0.00        7.77
      2011                                                 336          16.35        5,498            4.03      0.00        5.68
      2010                                                 283          15.47        4,378            4.32      0.00        6.79
      2009                                                 303          14.49        4,384            8.04      0.00       10.07
      DWS VIP Core Equity A
      2013                                                 103          19.19        1,968            1.46      0.00       37.33
      2012                                                 111          13.98        1,555            1.32      0.00       15.81
      2011                                                 117          12.07        1,406            1.32      0.00       -0.14
      2010                                                 123          12.09        1,490            1.55      0.00       14.40
      2009                                                 131          10.56        1,381            1.99      0.00       34.15
      DWS VIP Global Small Cap Growth A
      2013                                                 140          39.53        5,552            0.63      0.00       35.94
      2012                                                 150          29.08        4,356            0.71      0.00       15.37
      2011                                                 170          25.21        4,297            1.64      0.00       -9.90
      2010                                                 232          27.98        6,498            0.35      0.00       26.64
      2009                                                 201          22.09        4,445            1.65      0.00       48.20
      DWS VIP International
      2013                                                 130          15.09        1,965            4.85      0.00       20.23
      2012                                                 174          12.55        2,185            1.95      0.00       20.65
      2011                                                 150          10.40        1,561            1.89      0.00      -16.67
      2010                                                 154          12.49        1,925            2.09      0.00        1.62
      2009                                                 178          12.29        2,186            4.14      0.00       33.52

Investments in the
  DWS Variable Series II
    Sub-Accounts:
      DWS VIP Global Income Builder A
      2013                                                 215          16.01        3,441            2.07      0.00       16.63
      2012                                                 230          13.73        3,153            1.63      0.00       12.98
      2011                                                 244          12.15        2,961            1.55      0.00       -1.42
      2010                                                 261          12.33        3,221            2.97      0.00       11.22
      2009                                                 269          11.08        2,987            3.63      0.00       23.43

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Consultant Accumulator, and
                                                                       Consultant Protector Policies (continued)
                                                        ------------------------------------------------------------------------
                                                                 At December 31,               For the year ended December 31,
                                                        ----------------------------------   -----------------------------------
                                                        Units    Accumulation   Net Assets    Investment     Expense     Total
                                                        (000s)    Unit Value      (000s)     Income Ratio*   Ratio**   Return***
                                                        ------   ------------   ----------   -------------   -------   ---------
Investments in the
  Federated Insurance Series
    Sub-Accounts:
      Federated Fund for U.S. Government Securities II
      2013                                                 239   $      19.58   $    4,679            3.27%     0.00%      -2.05%
      2012                                                 278          19.99        5,540            3.47      0.00        2.98
      2011                                                 351          19.41        6,814            3.70      0.00        5.78
      2010                                                 304          18.35        5,575            4.83      0.00        5.17
      2009                                                 346          17.45        6,044            5.04      0.00        5.21
      Federated High Income Bond Fund II
      2013                                                 229          25.17        5,771            6.72      0.00        6.99
      2012                                                 246          23.53        5,783            8.09      0.00       14.70
      2011                                                 272          20.51        5,576            8.85      0.00        5.17
      2010                                                 298          19.50        5,804            7.66      0.00       14.73
      2009                                                 289          17.00        4,906           10.87      0.00       52.85
      Federated Managed Volatility Fund II
      2013                                                  90          19.11        1,717            2.90      0.00       21.74
      2012                                                  91          15.70        1,444            3.17      0.00       13.55
      2011                                                  97          13.83        1,345            3.86      0.00        4.77
      2010                                                 104          13.20        1,375            5.83      0.00       12.08
      2009                                                 127          11.77        1,495            5.85      0.00       28.28

Investments in the
  Fidelity Variable Insurance Products Fund
    Sub-Accounts:
      VIP Asset Manager
      2013                                                 200          21.70        4,339            1.58      0.00       15.71
      2012                                                 205          18.76        3,851            1.56      0.00       12.48
      2011                                                 217          16.67        3,617            1.96      0.00       -2.56
      2010                                                 237          17.11        4,048            1.70      0.00       14.26
      2009                                                 225          14.98        3,377            2.30      0.00       29.11
      VIP Contrafund
      2013                                               1,573          32.99       51,902            1.08      0.00       31.29
      2012                                               1,670          25.13       41,971            1.37      0.00       16.42
      2011                                               1,798          21.58       38,797            1.02      0.00       -2.53
      2010                                               1,906          22.14       42,200            1.20      0.00       17.22
      2009                                               1,932          18.89       36,500            1.36      0.00       35.71
      VIP Equity-Income
      2013                                                 847          24.27       20,546            2.55      0.00       28.15
      2012                                                 902          18.94       17,083            3.13      0.00       17.31
      2011                                                 942          16.14       15,206            2.54      0.00        0.97
      2010                                                 975          15.99       15,596            1.75      0.00       15.15
      2009                                                 998          13.88       13,850            2.19      0.00       30.21
      VIP Growth
      2013                                               1,218          21.38       26,033            0.29      0.00       36.34
      2012                                               1,309          15.68       20,516            0.63      0.00       14.69
      2011                                               1,376          13.67       18,812            0.38      0.00        0.20
      2010                                               1,506          13.64       20,547            0.26      0.00       24.17
      2009                                               1,547          10.99       16,994            0.43      0.00       28.29
      VIP Index 500
      2013                                               2,305          22.23       51,235            1.98      0.00       32.24
      2012                                               2,467          16.81       41,468            2.13      0.00       15.92
      2011                                               2,609          14.50       37,837            2.00      0.00        2.04
      2010                                               2,700          14.21       38,373            1.91      0.00       15.02
      2009                                               2,819          12.36       34,837            2.48      0.00       26.61

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Consultant Accumulator, and
                                                                       Consultant Protector Policies (continued)
                                                        ------------------------------------------------------------------------
                                                                 At December 31,               For the year ended December 31,
                                                        ----------------------------------   -----------------------------------
                                                        Units    Accumulation   Net Assets    Investment     Expense     Total
                                                        (000s)    Unit Value      (000s)     Income Ratio*   Ratio**   Return***
                                                        ------   ------------   ----------   -------------   -------   ---------
Investments in the
  Fidelity Variable Insurance Products Fund
    Sub-Accounts (continued):
      VIP Investment Grade Bond
      2013                                                 315   $      16.26   $    5,119            2.38%     0.00%      -1.78%
      2012                                                 331          16.55        5,476            2.42      0.00        5.90
      2011                                                 327          15.63        5,110            3.46      0.00        7.33
      2010                                                 306          14.56        4,458            3.83      0.00        7.80
      2009                                                 281          13.51        3,801            8.81      0.00       15.72
      VIP Money Market
      2013                                               1,318          14.64       19,304            0.03      0.00        0.03
      2012                                               1,431          14.64       20,940            0.13      0.00        0.14
      2011                                               1,519          14.62       22,202            0.11      0.00        0.11
      2010                                               1,528          14.60       22,311            0.18      0.00        0.24
      2009                                               1,752          14.57       25,517            0.70      0.00        0.72
      VIP Overseas
      2013                                                 614          21.56       13,231            1.35      0.00       30.44
      2012                                                 656          16.53       10,837            1.94      0.00       20.74
      2011                                                 651          13.69        8,917            1.45      0.00      -17.16
      2010                                                 682          16.52       11,272            1.33      0.00       13.11
      2009                                                 687          14.61       10,032            2.08      0.00       26.53

Investments in the
  Ibbotson
    Sub-Accounts:
      Aggressive Growth ETF Asset Allocation
      2013                                                  24          19.34          457            1.38      0.00       18.53
      2012                                                  23          16.32          369            1.50      0.00       14.46
      2011                                                  15          14.26          221            1.33      0.00       -4.85
      2010                                                   9          14.98          140            0.55      0.00       15.58
      2009                                                   6          12.96           84            0.67      0.00       29.62
      Balanced ETF Asset Allocation
      2013                                                 371          16.76        6,212            1.80      0.00       12.19
      2012                                                 284          14.94        4,238            2.24      0.00       11.00
      2011                                                 105          13.46        1,415            1.43      0.00       -0.56
      2010                                                  37          13.53          499            1.03      0.00       11.85
      2009                                                  11          12.10          136            1.35      0.00       21.01
      Conservative ETF Asset Allocation
      2013                                                  33          13.09          429            1.34      0.00        2.77
      2012                                                  38          12.74          487            1.78      0.00        5.48
      2011                                                  32          12.08          386            1.43      0.00        3.42
      2010                                                  35          11.68          404            1.74      0.00        6.67
      2009                                                  15          10.95          162            1.13      0.00        9.47
      Growth ETF Asset Allocation
      2013                                                 171          18.47        3,160            1.58      0.00       16.78
      2012                                                  97          15.82        1,528            1.73      0.00       13.24
      2011                                                  37          13.97          515            1.46      0.00       -3.50
      2010                                                  27          14.48          389            0.94      0.00       14.19
      2009                                                   7          12.68           95            1.09      0.00       26.77
      Income and Growth ETF Asset Allocation
      2013                                                  48          14.81          709            1.86      0.00        7.58
      2012                                                  48          13.76          664            2.34      0.00        8.18
      2011                                                  30          12.72          382            1.16      0.00        1.37
      2010                                                  23          12.55          295            0.90      0.00        9.04
      2009                                                   7          11.51           83            1.79      0.00       15.09

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Consultant Accumulator, and
                                                                       Consultant Protector Policies (continued)
                                                        ------------------------------------------------------------------------
                                                                 At December 31,               For the year ended December 31,
                                                        ----------------------------------   -----------------------------------
                                                        Units    Accumulation   Net Assets    Investment     Expense     Total
                                                        (000s)    Unit Value      (000s)     Income Ratio*   Ratio**   Return***
                                                        ------   ------------   ----------   -------------   -------   ---------
Investments in the
  Invesco Funds
    Sub-Accounts:
      Invesco V.I. American Franchise (b)
      2013                                                 137   $      13.66   $    1,868            0.43%     0.00%      40.14%
      2012 (t) (u)                                         139           9.75        1,354            0.00      0.00       -2.50
      Invesco V.I. American Value (c)
      2013                                                 311          26.53        8,243            0.68      0.00       34.27
      2012                                                 326          19.76        6,436            0.72      0.00       17.31
      2011                                                 392          16.85        6,596            0.72      0.00        0.92
      2010                                                 422          16.69        7,040            0.88      0.00       22.24
      2009                                                 421          13.65        5,753            1.20      0.00       39.21
      Invesco V.I. Capital Appreciation
      2012 (u)                                               -            N/A            -            0.00      0.00       12.09
      2011                                                 112          10.47        1,173            0.16      0.00       -7.91
      2010                                                 111          11.37        1,262            0.72      0.00       15.49
      2009                                                 108           9.84        1,061            0.67      0.00       21.08
      Invesco V.I. Core Equity
      2013                                                  38          17.05          639            1.44      0.00       29.25
      2012                                                  36          13.19          481            0.99      0.00       13.88
      2011                                                  40          11.58          460            1.01      0.00       -0.06
      2010                                                  39          11.59          451            0.99      0.00        9.56
      2009                                                  34          10.58          358            1.99      0.00       28.30
      Invesco V. I. Government Securities
      2013                                                  91          10.66          968            3.67      0.00       -2.62
      2012                                                  89          10.95          976            3.21      0.00        2.48
      2011 (v)                                              86          10.68          920            0.00      0.00        6.84
      Invesco V.I. Growth and Income Fund - Series I (d)
      2013                                                 151          29.17        4,412            1.55      0.00       34.08
      2012                                                 163          21.75        3,550            1.56      0.00       14.63
      2011                                                 167          18.98        3,167            1.30      0.00       -2.01
      2010                                                 166          19.37        3,220            0.10      0.00       12.51
      2009                                                 171          17.21        2,940            3.90      0.00       24.37
      Invesco V. I. High Yield
      2013                                                  32          12.08          389            5.10      0.00        7.01
      2012                                                  31          11.29          354            5.19      0.00       17.17
      2011 (v)                                              30           9.64          294            0.00      0.00       -3.63

      (b) Previously known as Invesco VK V.I. American Franchise
      (c) Previously known as Invesco VK V.I. American Value
      (d) Previously known as Invesco LIT Growth and Income
      (t) For period beginning April 27, 2012, and ended December 31, 2012
      (u) On April 27, 2012, Invesco V.I. Capital Appreciation merged into Invesco V.I. American Franchise
      (v) For period beginning April 29, 2011, and ended December 31, 2011

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Consultant Accumulator, and
                                                                       Consultant Protector Policies (continued)
                                                        ------------------------------------------------------------------------
                                                                 At December 31,               For the year ended December 31,
                                                        ----------------------------------   -----------------------------------
                                                        Units    Accumulation   Net Assets    Investment     Expense     Total
                                                        (000s)    Unit Value      (000s)     Income Ratio*   Ratio**   Return***
                                                        ------   ------------   ----------   -------------   -------   ---------
Investments in the
  Invesco Funds
    Sub-Accounts (continued):
      Invesco V.I. Mid Cap Core Equity
      2013                                                 108   $      20.39   $    2,198            0.71%     0.00%      28.81%
      2012                                                 119          15.83        1,878            0.07      0.00       10.96
      2011                                                 123          14.26        1,753            0.31      0.00       -6.38
      2010                                                 125          15.23        1,897            0.55      0.00       14.11
      2009                                                 125          13.35        1,669            1.41      0.00       30.21
      Invesco V.I. Value Opportunity (e)
      2013                                                 376          15.51        5,835            1.49      0.00       33.75
      2012                                                 397          11.60        4,600            1.55      0.00       17.70
      2011                                                 411           9.85        4,046            0.90      0.00       -3.05
      2010                                                 422          10.16        4,290            0.55      0.00        7.35
      2009                                                 472           9.47        4,471            1.78      0.00       48.00

Investments in the
  Invesco Funds (Class II)
    Sub-Accounts:
      Invesco V.I. Growth and Income (f)
      2013                                                 171          22.08        3,782            1.32      0.00       33.77
      2012                                                 169          16.51        2,788            1.30      0.00       14.35
      2011                                                 192          14.43        2,774            1.05      0.00       -2.26
      2010                                                 209          14.77        3,086            0.10      0.00       12.19
      2009                                                 217          13.16        2,851            3.32      0.00       24.11
      Invesco V.I. Mid Cap Growth (g)
      2013                                                 150          22.56        3,377            0.23      0.00       36.60
      2012                                                 137          16.51        2,273            0.00      0.00       11.63
      2011                                                 149          14.79        2,204            0.00      0.00       -9.36
      2010                                                 220          16.32        3,590            0.00      0.00       27.27
      2009                                                 218          12.82        2,798            0.00      0.00       56.37

Investments in the
  Janus Aspen Series
    Sub-Accounts:
      Balanced
      2013                                                 577          33.79       19,504            1.54      0.00       20.15
      2012                                                 607          28.13       17,080            2.88      0.00       13.62
      2011                                                 651          24.75       16,124            2.41      0.00        1.64
      2010                                                 755          24.36       18,386            2.78      0.00        8.39
      2009                                                 787          22.47       17,693            2.95      0.00       25.89
      Enterprise
      2013                                                 671          32.97       22,122            0.52      0.00       32.38
      2012                                                 725          24.91       18,049            0.00      0.00       17.29
      2011                                                 794          21.23       16,870            0.00      0.00       -1.42
      2010                                                 898          21.54       19,337            0.06      0.00       25.85
      2009                                                 970          17.12       16,594            0.00      0.00       44.83
      Flexible Bond
      2013                                                 204          24.93        5,089            2.41      0.00       -0.14
      2012                                                 215          24.97        5,366            3.45      0.00        8.34
      2011                                                 271          23.05        6,248            4.07      0.00        6.74
      2010                                                 240          21.59        5,176            3.85      0.00        7.97
      2009                                                 256          20.00        5,113            4.30      0.00       13.22

      (e) Previously known as Invesco VK V.I. Value Opportunity
      (f) Previously known as Invesco LIT Growth and Income (Class II)
      (g) Previously known as Invesco LIT Mid Cap Growth (Class II)

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Consultant Accumulator, and
                                                                       Consultant Protector Policies (continued)
                                                        ------------------------------------------------------------------------
                                                                 At December 31,               For the year ended December 31,
                                                        ----------------------------------   -----------------------------------
                                                        Units    Accumulation   Net Assets    Investment     Expense     Total
                                                        (000s)    Unit Value      (000s)     Income Ratio*   Ratio**   Return***
                                                        ------   ------------   ----------   -------------   -------   ---------
Investments in the
  Janus Aspen Series
    Sub-Accounts (continued):
      Forty Portfolio
      2013                                                 141   $      25.78   $    3,627            0.69%     0.00%      31.23%
      2012                                                 143          19.64        2,810            0.75      0.00       24.16
      2011                                                 143          15.82        2,270            0.38      0.00       -6.69
      2010                                                 144          16.96        2,434            0.35      0.00        6.75
      2009                                                 136          15.88        2,163            0.04      0.00       46.33
      Global Research (h)
      2013                                                 809          18.00       14,561            1.21      0.00       28.43
      2012                                                 863          14.01       12,093            0.88      0.00       20.08
      2011                                                 913          11.67       10,661            0.60      0.00      -13.74
      2010                                                 972          13.53       13,152            0.60      0.00       15.83
      2009                                               1,046          11.68       12,222            1.39      0.00       37.70
      Janus Portfolio
      2013                                                 775          20.55       15,923            0.78      0.00       30.34
      2012                                                 836          15.77       13,187            0.58      0.00       18.59
      2011                                                 898          13.30       11,943            0.58      0.00       -5.30
      2010                                               1,037          14.04       14,567            1.06      0.00       14.52
      2009                                               1,095          12.26       13,431            0.52      0.00       36.35

Investments in the
  Janus Aspen Series (Service Shares)
    Sub-Accounts:
      Balanced (Service Shares)
      2013                                                 237          25.99        6,158            1.34      0.00       19.80
      2012                                                 241          21.69        5,227            2.59      0.00       13.37
      2011                                                 246          19.14        4,708            2.25      0.00        1.35
      2010                                                 243          18.88        4,596            2.55      0.00        8.12
      2009                                                 229          17.46        3,994            2.76      0.00       25.58
      Global Research (Service Shares) (i)
      2013                                                  40          22.15          895            1.09      0.00       28.08
      2012                                                  40          17.29          695            0.80      0.00       19.86
      2011                                                  42          14.43          599            0.52      0.00      -13.99
      2010                                                  40          16.77          665            0.48      0.00       15.52
      2009                                                  40          14.52          579            1.15      0.00       37.40
      Mid Cap Value (Service Shares)
      2013                                                 168          23.19        3,904            1.15      0.00       25.81
      2012                                                 165          18.44        3,043            0.86      0.00       10.79
      2011                                                 164          16.64        2,724            0.60      0.00       -2.98
      2010                                                 164          17.15        2,805            0.49      0.00       15.36
      2009                                                 163          14.87        2,420            0.35      0.00       32.92
      Overseas (Service Shares)
      2013                                                 579           9.22        5,343            2.99      0.00       14.28
      2012                                                 614           8.07        4,952            0.63      0.00       13.18
      2011                                                 625           7.13        4,454            0.38      0.00      -32.34
      2010                                                 729          10.54        7,679            0.52      0.00       25.02
      2009                                                 516           8.43        4,352            0.46      0.00       79.07

      (h) Previously known as Worldwide
      (i) Previously known as Worldwide (Service Shares)

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Consultant Accumulator, and
                                                                       Consultant Protector Policies (continued)
                                                        ------------------------------------------------------------------------
                                                                 At December 31,               For the year ended December 31,
                                                        ----------------------------------   -----------------------------------
                                                        Units    Accumulation   Net Assets    Investment     Expense     Total
                                                        (000s)    Unit Value      (000s)     Income Ratio*   Ratio**   Return***
                                                        ------   ------------   ----------   -------------   -------   ---------
Investments in the
  Lazard Retirement Series Inc.
    Sub-Account:
      Emerging Markets Equity
      2013                                                  30   $      54.46   $    1,646            1.35%     0.00%      -1.24%
      2012                                                  31          55.15        1,726            1.60      0.00       22.05
      2011                                                  32          45.19        1,451            1.84      0.00      -18.00
      2010                                                  36          55.10        2,006            1.21      0.00       22.69
      2009                                                  35          44.91        1,570            2.87      0.00       69.85

Investments in the
  Legg Mason Partners Variable Portfolios I, Inc
    Sub-Accounts:
      Legg Mason ClearBridge Variable Fundamental All Cap Value Class I
      2013                                                  86          13.09        1,119            1.42      0.00       32.16
      2012                                                  90           9.90          896            1.73      0.00       14.98
      2011                                                  96           8.61          828            1.38      0.00       -6.20
      2010                                                  98           9.18          903            1.62      0.00       16.60
      2009                                                 106           7.87          838            1.36      0.00       29.36
      Legg Mason ClearBridge Variable Large Cap Value Class I
      2013                                                  76          20.53        1,560            1.75      0.00       32.37
      2012                                                  79          15.51        1,229            2.10      0.00       16.50
      2011                                                 107          13.31        1,422            2.95      0.00        4.95
      2010                                                  87          12.69        1,099            2.80      0.00        9.46
      2009                                                  88          11.59        1,017            1.83      0.00       24.50
      Legg Mason Western Asset Variable Global High Yield Bond
      2013                                                 115          20.06        2,316            5.90      0.00        6.27
      2012                                                 122          18.88        2,306            7.53      0.00       18.33
      2011                                                 124          15.95        1,972            8.16      0.00        1.71
      2010                                                 123          15.69        1,929            8.93      0.00       14.92
      2009                                                 124          13.65        1,699           11.07      0.00       55.55

Investments in the
  MFS Variable Insurance Trust
    Sub-Accounts:
      MFS Growth
      2013                                                 339          24.68        8,365            0.23      0.00       36.85
      2012                                                 366          18.04        6,609            0.00      0.00       17.39
      2011                                                 396          15.37        6,092            0.20      0.00       -0.32
      2010                                                 422          15.42        6,506            0.11      0.00       15.34
      2009                                                 459          13.37        6,129            0.30      0.00       37.67
      MFS High Income
      2013 (j)                                               -            N/A            -            0.14      0.00        2.48
      2012                                                  60          17.75        1,072            8.18      0.00       14.69
      2011                                                  55          15.47          851            9.36      0.00        4.10
      2010                                                  58          14.86          855            6.95      0.00       14.73
      2009                                                  54          12.95          698            7.66      0.00       45.55
      MFS High Yield Portfolio
      2013 (k)                                              99          10.40        1,031            4.72      0.00        4.02
      MFS Investors Growth Stock
      2013                                                  45          20.90          940            0.62      0.00       30.29
      2012                                                  47          16.04          748            0.47      0.00       16.97
      2011                                                  46          13.71          634            0.56      0.00        0.58
      2010                                                  48          13.64          659            0.42      0.00       12.47
      2009                                                  49          12.12          590            0.68      0.00       39.55

      (j) For the peroid beginning January 1, 2013, and ended August 16, 2013
      (k) For the peroid beginning August 16, 2013, and ended December 31, 2013

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Consultant Accumulator, and
                                                                       Consultant Protector Policies (continued)
                                                        ------------------------------------------------------------------------
                                                                 At December 31,               For the year ended December 31,
                                                        ----------------------------------   -----------------------------------
                                                        Units    Accumulation   Net Assets    Investment     Expense     Total
                                                        (000s)    Unit Value      (000s)     Income Ratio*   Ratio**   Return***
                                                        ------   ------------   ----------   -------------   -------   ---------
Investments in the
  MFS Variable Insurance Trust
    Sub-Accounts (continued):
      MFS Investors Trust
      2013                                                 254   $      21.03   $    5,340            1.10%     0.00%      32.05%
      2012                                                 274          15.93        4,369            0.94      0.00       19.18
      2011                                                 298          13.36        3,977            0.95      0.00       -2.18
      2010                                                 303          13.66        4,145            1.13      0.00       11.10
      2009                                                 326          12.30        4,014            1.59      0.00       26.90
      MFS New Discovery
      2013                                                 249          45.51       11,314            0.00      0.00       41.52
      2012                                                 261          32.16        8,398            0.00      0.00       21.22
      2011                                                 280          26.53        7,432            0.00      0.00      -10.27
      2010                                                 337          29.56        9,952            0.00      0.00       36.34
      2009                                                 334          21.68        7,240            0.00      0.00       63.18
      MFS Research
      2013                                                 147          22.70        3,347            0.33      0.00       32.28
      2012                                                 154          17.16        2,649            0.81      0.00       17.27
      2011                                                 161          14.63        2,363            0.89      0.00       -0.45
      2010                                                 169          14.70        2,490            0.86      0.00       15.90
      2009                                                 181          12.68        2,295            1.34      0.00       30.54
      MFS Total Return
      2013                                                 473          25.62       12,120            1.83      0.00       19.05
      2012                                                 489          21.52       10,525            2.82      0.00       11.26
      2011                                                 526          19.35       10,169            2.60      0.00        1.77
      2010                                                 556          19.01       10,565            2.63      0.00        9.93
      2009                                                 594          17.29       10,264            3.47      0.00       18.03
      MFS Utilities
      2013                                                  57          49.21        2,801            2.37      0.00       20.52
      2012                                                  58          40.83        2,358            6.78      0.00       13.48
      2011                                                  61          35.98        2,187            3.41      0.00        6.78
      2010                                                  65          33.69        2,187            2.93      0.00       13.81
      2009                                                  64          29.60        1,900            4.59      0.00       33.22
      MFS Value
      2013                                                  89          22.89        2,046            1.17      0.00       35.89
      2012                                                  94          16.85        1,579            1.68      0.00       16.26
      2011                                                  95          14.49        1,382            1.49      0.00       -0.30
      2010                                                 100          14.53        1,457            1.40      0.00       11.53
      2009                                                  95          13.03        1,239            1.23      0.00       22.71

Investments in the
  Oppenheimer Variable Account Funds
    Sub-Accounts:
      Oppenheimer Discovery MidCap Growth (m)
      2013                                                 102          17.88        1,824            0.01      0.00       35.98
      2012                                                 111          13.15        1,458            0.00      0.00       16.45
      2011                                                 113          11.29        1,274            0.00      0.00        1.10
      2010                                                 101          11.17        1,127            0.00      0.00       27.46
      2009                                                  96           8.76          843            0.00      0.00       32.61
      Oppenheimer Main Street Small Cap (p)
      2013                                                 241          39.14        9,415            0.92      0.00       41.01
      2012                                                 258          27.75        7,165            0.58      0.00       17.99
      2011                                                 272          23.52        6,392            0.61      0.00       -2.21
      2010                                                 279          24.06        6,701            0.59      0.00       23.41
      2009                                                 278          19.49        5,424            0.82      0.00       37.20

      (m) Previously known as Oppenheimer Small & MidCap Growth Fund
      (p) Previously known as Oppenheimer Main Street Small & Mid Cap

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Consultant Accumulator, and
                                                                       Consultant Protector Policies (continued)
                                                        ------------------------------------------------------------------------
                                                                 At December 31,               For the year ended December 31,
                                                        ----------------------------------   -----------------------------------
                                                        Units    Accumulation   Net Assets    Investment     Expense     Total
                                                        (000s)    Unit Value      (000s)     Income Ratio*   Ratio**   Return***
                                                        ------   ------------   ----------   -------------   -------   ---------
Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
    Sub-Account:
      Oppenheimer Global Securities (SS) (q)
      2013                                                 416   $      22.53   $    9,375            1.16%     0.00%      26.99%
      2012                                                 427          17.74        7,573            1.91      0.00       20.95
      2011                                                 419          14.67        6,141            1.08      0.00       -8.53
      2010                                                 417          16.03        6,695            1.14      0.00       15.70
      2009                                                 408          13.86        5,650            1.78      0.00       39.35
      Oppenheimer Main Street Small Cap (SS) (r)
      2013                                                 164          28.46        4,664            0.76      0.00       40.62
      2012                                                 199          20.24        4,035            0.35      0.00       17.67
      2011                                                 183          17.20        3,146            0.42      0.00       -2.38
      2010                                                 202          17.62        3,562            0.39      0.00       23.06
      2009                                                 238          14.32        3,406            0.61      0.00       36.88

Investments in the
  Panorama Series Fund, Inc.
    Sub-Account:
      Oppenheimer International Growth
      2013                                                  29          44.80        1,297            1.34      0.00       25.87
      2012                                                  28          35.59          993            1.49      0.00       22.22
      2011                                                  31          29.12          891            0.96      0.00       -7.16
      2010                                                  32          31.37        1,004            1.13      0.00       14.76
      2009                                                  33          27.34          913            1.36      0.00       39.24

Investments in the
  PIMCO Variable Insurance Trust
    Sub-Accounts:
      Foreign Bond
      2013                                                 150          18.65        2,793            1.83      0.00        0.50
      2012                                                 175          18.56        3,247            2.25      0.00       10.86
      2011                                                 251          16.74        4,205            1.86      0.00        6.77
      2010                                                 234          15.68        3,662            1.97      0.00        8.49
      2009                                                 194          14.45        2,809            3.14      0.00       15.64
      Money Market
      2013                                                 196          11.74        2,295            0.06      0.00        0.06
      2012                                                 215          11.73        2,527            0.06      0.00        0.06
      2011                                                 228          11.72        2,678            0.06      0.00        0.06
      2010                                                 247          11.72        2,898            0.05      0.00        0.05
      2009                                                 303          11.71        3,551            0.11      0.00        0.12
      PIMCO Real Return
      2013                                                 215          16.06        3,453            1.70      0.00       -9.91
      2012                                                 224          17.83        3,995            1.07      0.00        8.76
      2011                                                 232          16.39        3,803            2.08      0.00       11.68
      2010                                                 224          14.67        3,280            1.48      0.00        8.11
      2009                                                 215          13.57        2,924            3.19      0.00       18.39
      PIMCO Total Return
      2013                                                 701          19.50       13,673            2.17      0.00       -2.11
      2012                                                 784          19.92       15,617            2.63      0.00        9.61
      2011                                                 843          18.17       15,315            2.61      0.00        3.61
      2010                                                 858          17.54       15,043            2.56      0.00        8.10
      2009                                                 890          16.23       14,441            5.29      0.00       14.09

      (q) Previously known as Oppenheimer Global Securities (SS)
      (r) Previously known as Oppenheimer Main Street Small & Mid Cap (SS)

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Consultant Accumulator, and
                                                                       Consultant Protector Policies (continued)
                                                        ------------------------------------------------------------------------
                                                                 At December 31,               For the year ended December 31,
                                                        ----------------------------------   -----------------------------------
                                                        Units    Accumulation   Net Assets    Investment     Expense     Total
                                                        (000s)    Unit Value      (000s)     Income Ratio*   Ratio**   Return***
                                                        ------   ------------   ----------   -------------   -------   ---------
Investments in the
  Putnam Variable Trust
    Sub-Account:
      VT International Value Fund
      2013                                                 123   $      20.04   $    2,461            2.56%     0.00%      22.21%
      2012                                                 162          16.40        2,659            3.32      0.00       21.70
      2011                                                 214          13.47        2,889            2.70      0.00      -13.78
      2010                                                 229          15.63        3,581            3.06      0.00        7.12
      2009                                                 226          14.59        3,296            0.00      0.00       26.19

Investments in the
  Putnam Variable Trust (Class IA)
    Sub-Accounts:
      VT High Yield (Class IA)
      2013                                                  39          26.45        1,030            6.97      0.00        8.10
      2012                                                  41          24.47          992            7.83      0.00       16.34
      2011                                                  43          21.03          897            7.92      0.00        1.85
      2010                                                  44          20.65          919            6.99      0.00       14.54
      2009                                                  41          18.03          741           10.20      0.00       50.31
      VT International Value Fund (Class IA)
      2013                                                  45          27.06        1,221            2.62      0.00       22.63
      2012                                                  53          22.07        1,164            3.31      0.00       21.80
      2011                                                  73          18.12        1,331            2.82      0.00      -13.52
      2010                                                  65          20.95        1,363            3.15      0.00        7.42
      2009                                                  62          19.50        1,203            0.00      0.00       26.39

Investments in the
  Rydex Variable Trust
    Sub-Account:
      Guggenheim VT U.S. Long Short Equity Fund (s)
      2013                                                  34          22.64          773            0.00      0.00       17.46
      2012                                                  36          19.27          686            0.00      0.00        4.43
      2011                                                  35          18.45          637            0.00      0.00       -6.56
      2010                                                  37          19.75          733            0.00      0.00       11.21
      2009                                                  35          17.76          624            0.09      0.00       27.29

Investments in the
  T. Rowe Price Equity Series, Inc.
    Sub-Accounts:
      T. Rowe Price Blue Chip Growth
      2013                                                 184          23.03        4,245            0.03      0.00       41.15
      2012                                                 192          16.32        3,132            0.16      0.00       18.26
      2011                                                 188          13.80        2,587            0.00      0.00        1.52
      2010                                                 189          13.59        2,574            0.00      0.00       16.39
      2009                                                 190          11.68        2,215            0.00      0.00       42.18

      (s) Previously known as Guggenheim VT U.S. Long Short Momentum Fund

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Consultant Accumulator, and
                                                                       Consultant Protector Policies (continued)
                                                        ------------------------------------------------------------------------
                                                                 At December 31,               For the year ended December 31,
                                                        ----------------------------------   -----------------------------------
                                                        Units    Accumulation   Net Assets    Investment     Expense     Total
                                                        (000s)    Unit Value      (000s)     Income Ratio*   Ratio**   Return***
                                                        ------   ------------   ----------   -------------   -------   ---------
Investments in the
  T. Rowe Price Equity Series, Inc.
    Sub-Account (continued):
      T. Rowe Price Equity Income
      2013                                                 935   $      28.71   $   26,862            1.56%     0.00%      29.72%
      2012                                               1,016          22.14       22,490            2.18      0.00       17.15
      2011                                               1,122          18.89       21,208            1.77      0.00       -0.71
      2010                                               1,176          19.03       22,388            1.85      0.00       15.02
      2009                                               1,184          16.55       19,597            1.91      0.00       25.60
      T. Rowe Price Mid-Cap Growth
      2013                                                 237          48.76       11,544            0.00      0.00       36.69
      2012                                                 256          35.67        9,144            0.00      0.00       13.90
      2011                                                 282          31.32        8,834            0.00      0.00       -1.27
      2010                                                 311          31.72        9,854            0.00      0.00       28.12
      2009                                                 347          24.76        8,602            0.00      0.00       45.65
      T. Rowe Price New America
      Growth
      2013                                                 121          23.51        2,849            0.00      0.00       38.01
      2012                                                 127          17.03        2,158            0.48      0.00       13.12
      2011                                                 142          15.06        2,139            0.22      0.00       -1.07
      2010                                                 148          15.22        2,249            0.15      0.00       19.65
      2009                                                 225          12.72        2,868            0.00      0.00       49.76

Investments in the
  T. Rowe Price International Series, Inc.
    Sub-Account:
      T. Rowe Price International Stock
      2013                                                 226          18.42        4,165            0.86      0.00       14.05
      2012                                                 231          16.15        3,730            1.27      0.00       18.44
      2011                                                 247          13.64        3,372            1.59      0.00      -12.83
      2010                                                 253          15.65        3,958            0.89      0.00       14.46
      2009                                                 268          13.67        3,663            2.41      0.00       52.39

Investments in the
  The Alger Portfolios
    Sub-Accounts:
      Alger Capital Appreciation Class I-2
      2013                                                 476          38.32       18,233            0.37      0.00       35.19
      2012                                                 505          28.35       14,313            1.10      0.00       18.30
      2011                                                 536          23.96       12,835            0.11      0.00       -0.30
      2010                                                 561          24.03       13,477            0.37      0.00       14.03
      2009                                                 604          21.08       12,726            0.00      0.00       51.10
      Alger Income and Growth Class I-2
      2013                                                 241          23.36        5,631            1.98      0.00       29.92
      2012                                                 265          17.98        4,769            3.09      0.00       12.34
      2011                                                 355          16.01        5,678            1.59      0.00        6.51
      2010                                                 325          15.03        4,878            1.39      0.00       12.27
      2009                                                 344          13.39        4,604            2.40      0.00       32.17
      Alger Large Cap Growth Class I-2
      2013                                                 556          21.66       12,050            0.79      0.00       35.08
      2012                                                 593          16.04        9,513            1.22      0.00        9.87
      2011                                                 634          14.60        9,261            1.02      0.00       -0.35
      2010                                                 673          14.65        9,851            0.70      0.00       13.39
      2009                                                 698          12.92        9,023            0.63      0.00       47.57

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Consultant Accumulator, and
                                                                       Consultant Protector Policies (continued)
                                                        ------------------------------------------------------------------------
                                                                 At December 31,               For the year ended December 31,
                                                        ----------------------------------   -----------------------------------
                                                        Units    Accumulation   Net Assets    Investment     Expense     Total
                                                        (000s)    Unit Value      (000s)     Income Ratio*   Ratio**   Return***
                                                        ------   ------------   ----------   -------------   -------   ---------
Investments in the
  The Alger Portfolios
    Sub-Accounts (continued):
      Alger MidCap Growth Class I-2
      2013                                                 788   $      32.07   $   25,271            0.33%     0.00%      35.84%
      2012                                                 869          23.61       20,524            0.00      0.00       16.21
      2011                                                 930          20.32       18,902            0.36      0.00       -8.27
      2010                                                 963          22.15       21,331            0.00      0.00       19.38
      2009                                               1,030          18.55       19,108            0.00      0.00       51.70
      Alger SmallCap Growth Class I-2
      2013                                                 312          23.97        7,475            0.00      0.00       34.26
      2012                                                 343          17.85        6,132            0.00      0.00       12.50
      2011                                                 397          15.87        6,306            0.00      0.00       -3.18
      2010                                                 380          16.39        6,228            0.00      0.00       25.29
      2009                                                 412          13.08        5,384            0.00      0.00       45.51

Investments in the
  The Universal Institutional Funds, Inc.
    Sub-Accounts:
      Morgan Stanley UIF Growth Class I
      2013                                                  67          27.18        1,812            0.42      0.00       48.07
      2012                                                  67          18.36        1,226            0.00      0.00       14.38
      2011                                                  69          16.05        1,106            0.12      0.00       -2.80
      2010                                                  74          16.51        1,228            0.12      0.00       22.86
      2009                                                  82          13.44        1,097            0.00      0.00       65.55
      Morgan Stanley UIF U.S. Real Estate Class I
      2013                                                 168          33.28        5,579            1.11      0.00        2.05
      2012                                                 173          32.61        5,628            0.89      0.00       15.84
      2011                                                 180          28.15        5,063            0.86      0.00        5.92
      2010                                                 187          26.58        4,970            2.09      0.00       29.96
      2009                                                 194          20.45        3,977            2.82      0.00       28.36

Investments in the
  Van Eck Worldwide Insurance Trust
    Sub-Accounts:
      Van Eck Worldwide Emerging Markets
      2013                                                 150          33.19        4,982            1.48      0.00       12.02
      2012                                                 154          29.63        4,549            0.00      0.00       29.81
      2011                                                 154          22.83        3,525            1.05      0.00      -25.74
      2010                                                 149          30.74        4,565            0.53      0.00       26.84
      2009                                                 147          24.23        3,562            0.15      0.00      113.17
      Van Eck Worldwide Hard Assets
      2013                                                 113          36.29        4,090            0.65      0.00       10.53
      2012                                                 114          32.84        3,739            0.63      0.00        3.39
      2011                                                 114          31.76        3,630            1.25      0.00      -16.45
      2010                                                 116          38.01        4,409            0.31      0.00       29.23
      2009                                                 113          29.41        3,331            0.23      0.00       57.54
      Van Eck Worldwide Multi-Manager Alternatives
      2013                                                  21          12.16          255            0.00      0.00        5.05
      2012                                                  18          11.57          213            0.00      0.00        1.33
      2011                                                  19          11.42          212            0.92      0.00       -2.27
      2010                                                  20          11.68          236            0.00      0.00        4.97
      2009                                                  22          11.13          245            0.27      0.00       13.87

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 Consultant, Consultant SL, Consultant Accumulator, and
                                                                       Consultant Protector Policies (continued)
                                                        ------------------------------------------------------------------------
                                                                 At December 31,               For the year ended December 31,
                                                        ----------------------------------   -----------------------------------
                                                        Units    Accumulation   Net Assets    Investment     Expense     Total
                                                        (000s)    Unit Value      (000s)     Income Ratio*   Ratio**   Return***
                                                        ------   ------------   ----------   -------------   -------   ---------
Investments in the
  Wells Fargo Variable Trust
    Sub-Accounts:
      Wells Fargo VT Advantage Discovery
      2013                                                 232   $      29.23   $    6,775            0.01%     0.00%      43.80%
      2012                                                 240          20.33        4,870            0.00      0.00       17.74
      2011                                                 262          17.27        4,525            0.00      0.00        0.42
      2010                                                 336          17.19        5,782            0.00      0.00       35.54
      2009                                                 291          12.68        3,686            0.00      0.00       40.30
      Wells Fargo VT Advantage Opportunity
      2013                                                 367          20.83        7,653            0.00      0.00       30.68
      2012                                                 405          15.94        6,457            0.10      0.00       15.52
      2011                                                 454          13.79        6,263            0.15      0.00       -5.52
      2010                                                 487          14.60        7,107            0.73      0.00       23.76
      2009                                                 518          11.80        6,106            0.00      0.00       47.74

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                               Total Accumulator Policies
                                                        ------------------------------------------------------------------------
                                                                 At December 31,               For the year ended December 31,
                                                        ----------------------------------   -----------------------------------
                                                        Units    Accumulation   Net Assets    Investment     Expense     Total
                                                        (000s)    Unit Value      (000s)     Income Ratio*   Ratio**   Return***
                                                        ------   ------------   ----------   -------------   -------   ---------
Investments in the
  AllianceBernstein
    Sub-Accounts:
      VPS Growth and Income Class A
      2013                                                  24   $      14.85   $      360            1.45%     0.00%      34.96%
      2012                                                  15          11.00          163            1.71      0.00       17.52
      2011                                                  11           9.36          101            1.26      0.00        6.32
      2010                                                   8           8.80           70            0.00      0.00       13.09
      2009                                                   4           7.79           28            3.88      0.00       20.82
      VPS International Growth Class A
      2013                                                  24           9.16          216            0.97      0.00       13.60
      2012                                                  18           8.07          147            1.60      0.00       15.54
      2011                                                  13           6.98           90            2.70      0.00      -15.85
      2010                                                  10           8.30           83            1.73      0.00       12.90
      2009                                                   8           7.35           59            4.28      0.00       39.58
      VPS International Value Class A
      2013                                                  18           7.71          142            6.38      0.00       23.00
      2012                                                  16           6.27          102            1.80      0.00       14.53
      2011                                                  14           5.47           74            4.82      0.00      -19.25
      2010                                                   8           6.78           54            3.45      0.00        4.59
      2009                                                   4           6.48           28            1.84      0.00       34.68
      VPS Small Cap Growth Class A
      2013                                                  17          20.69          349            0.00      0.00       45.66
      2012                                                  15          14.20          207            0.00      0.00       15.02
      2011                                                  13          12.35          155            0.00      0.00        4.46
      2010                                                   7          11.82           86            0.00      0.00       36.90
      2009                                                   4           8.63           34            0.00      0.00       41.76
      VPS Small/Mid Cap Value Class A
      2013                                                  13          17.05          227            0.00      0.00       38.06
      2012                                                   9          12.35          114            0.00      0.00       18.75
      2011                                                   7          10.40           76            0.42      0.00       -8.39
      2010                                                   4          11.35           51            0.33      0.00       26.91
      2009                                                   2           8.95           18            0.47      0.00       42.86

Investments in the
  Fidelity Variable Insurance Products Fund
    Sub-Accounts:
      VIP Contrafund
      2013                                                 131          14.34        1,875            1.08      0.00       31.29
      2012                                                 110          10.93        1,197            1.37      0.00       16.42
      2011                                                  99           9.39          926            1.02      0.00       -2.53
      2010                                                  69           9.63          661            1.20      0.00       17.22
      2009                                                  39           8.21          318            1.36      0.00       35.71
      VIP Emerging Markets
      2013                                                  32          10.73          342            0.84      0.00        3.85
      2012                                                  23          10.33          239            1.29      0.00       14.37
      2011                                                  15           9.03          134            1.67      0.00      -21.01
      2010 (w)                                               4          11.43           41            1.51      0.00       14.35
      VIP Equity-Income
      2013                                                  44          13.39          586            2.55      0.00       28.15
      2012                                                  40          10.45          414            3.13      0.00       17.31
      2011                                                  41           8.91          362            2.54      0.00        0.97
      2010                                                  19           8.82          170            1.75      0.00       15.15
      2009                                                  10           7.66           79            2.19      0.00       30.21

      (w) For period beginning April 30, 2010 and ended December 31, 2010

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         Total Accumulator Policies (continued)
                                                        ------------------------------------------------------------------------
                                                                 At December 31,               For the year ended December 31,
                                                        ----------------------------------   -----------------------------------
                                                        Units    Accumulation   Net Assets    Investment     Expense     Total
                                                        (000s)    Unit Value      (000s)     Income Ratio*   Ratio**   Return***
                                                        ------   ------------   ----------   -------------   -------   ---------
Investments in the
  Fidelity Variable Insurance Products Fund
    Sub-Accounts (continued):
      VIP Growth
      2013                                                  42   $      14.30   $      596            0.29%     0.00%      36.34%
      2012                                                  35          10.49          366            0.63      0.00       14.69
      2011                                                  26           9.15          239            0.38      0.00        0.20
      2010                                                  17           9.13          156            0.26      0.00       24.17
      2009                                                   6           7.35           45            0.43      0.00       28.29
      VIP Growth & Income
      2013                                                  29          14.32          408            2.06      0.00       33.56
      2012                                                  25          10.72          266            2.69      0.00       18.56
      2011                                                  17           9.04          158            2.12      0.00        1.61
      2010                                                  12           8.90          108            0.88      0.00       14.87
      2009                                                   6           7.75           47            1.48      0.00       27.20
      VIP High Income
      2013                                                  19          15.27          288            6.35      0.00        5.95
      2012                                                  15          14.41          214            5.29      0.00       14.23
      2011                                                  19          12.62          237            9.95      0.00        4.03
      2010                                                   7          12.13           86           11.52      0.00       13.82
      2009                                                   2          10.66           25           11.41      0.00       43.96
      VIP Index 500 - Service Class
      2013                                                 161          14.78        2,380            1.97      0.00       32.11
      2012                                                 146          11.18        1,628            2.32      0.00       15.81
      2011                                                 117           9.66        1,129            2.20      0.00        1.93
      2010                                                  84           9.48          798            2.06      0.00       14.91
      2009                                                  38           8.25          317            3.24      0.00       26.48
      VIP Investment Grade Bond
      2013                                                  46          13.36          610            2.38      0.00       -1.78
      2012                                                  30          13.61          410            2.42      0.00        5.90
      2011                                                  21          12.85          275            3.46      0.00        7.33
      2010                                                  13          11.97          161            3.83      0.00        7.80
      2009                                                   8          11.10           85            8.81      0.00       15.72
      VIP Mid Cap
      2013                                                  81          16.01        1,293            0.55      0.00       36.23
      2012                                                  73          11.75          855            0.69      0.00       14.83
      2011                                                  63          10.23          648            0.33      0.00      -10.61
      2010                                                  38          11.45          429            0.46      0.00       28.83
      2009                                                  19           8.88          168            0.95      0.00       40.09
      VIP Money Market
      2013                                                 102          10.30        1,055            0.03      0.00        0.03
      2012                                                  51          10.30          527            0.13      0.00        0.14
      2011                                                  52          10.29          533            0.11      0.00        0.11
      2010                                                  27          10.28          276            0.18      0.00        0.24
      2009                                                  48          10.25          488            0.70      0.00        0.72
      VIP Real Estate
      2013                                                  54          12.54          682            2.26      0.00        1.82
      2012                                                  37          12.31          460            1.78      0.00       18.57
      2011                                                  22          10.38          233            1.41      0.00        8.09
      2010                                                  14           9.61          134            1.68      0.00       30.42
      2009                                                   7           7.37           53            3.32      0.00       37.69
      VIP Value Strategies
      2013                                                  13          15.61          204            1.01      0.00       30.49
      2012                                                  11          11.96          135            0.68      0.00       27.28
      2011                                                  10           9.40           93            1.40      0.00       -8.81
      2010                                                   5          10.31           53            0.68      0.00       26.63
      2009                                                   3           8.14           23            0.84      0.00       57.59

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         Total Accumulator Policies (continued)
                                                        ------------------------------------------------------------------------
                                                                 At December 31,               For the year ended December 31,
                                                        ----------------------------------   -----------------------------------
                                                        Units    Accumulation   Net Assets    Investment     Expense     Total
                                                        (000s)    Unit Value      (000s)     Income Ratio*   Ratio**   Return***
                                                        ------   ------------   ----------   -------------   -------   ---------
Investments in the
  Franklin Templeton Investments
    Sub-Accounts:
      VIP Global Income Securities
      2013                                                  42   $      16.12   $      682            4.76%     0.00%       1.89%
      2012                                                  36          15.82          569            6.56      0.00       15.31
      2011                                                  39          13.72          542            5.77      0.00       -0.61
      2010                                                  28          13.81          382            2.13      0.00       14.71
      2009                                                  10          12.04          120            5.13      0.00       18.98
      VIP High Income Securities
      2013                                                  12          16.08          191            6.96      0.00        8.17
      2012                                                   9          14.87          127            7.37      0.00       15.94
      2011                                                   6          12.82           77            5.77      0.00        4.63
      2010                                                   4          12.26           48            5.93      0.00       13.71
      2009                                                   3          10.78           27            3.14      0.00       42.99
      VIP Income Securities
      2013                                                  24          14.19          339            6.02      0.00       14.18
      2012                                                  20          12.43          243            6.63      0.00       12.91
      2011                                                  14          11.01          158            4.48      0.00        2.71
      2010                                                  15          10.72          166            4.35      0.00       12.87
      2009                                                   4           9.50           40            6.28      0.00       35.88
      VIP Mutual Global Discovery Securities
      2013                                                  34          14.68          501            2.54      0.00       27.95
      2012                                                  27          11.48          310            3.46      0.00       13.63
      2011                                                  22          10.10          222            1.80      0.00       -2.73
      2010                                                  26          10.38          271            2.03      0.00       12.24
      2009                                                   7           9.25           65            1.12      0.00       23.63
      VIP Mutual Shares Securities
      2013                                                  18          13.66          251            2.39      0.00       28.53
      2012                                                  16          10.62          166            2.45      0.00       14.61
      2011                                                  12           9.27          108            2.76      0.00       -0.79
      2010                                                   8           9.34           70            1.86      0.00       11.47
      2009                                                   4           8.38           37            1.96      0.00       26.35
      VIP Small Cap Value Securities
      2013                                                  33          17.11          560            1.44      0.00       36.50
      2012                                                  29          12.53          367            0.96      0.00       18.75
      2011                                                  23          10.56          244            0.92      0.00       -3.53
      2010                                                  13          10.94          147            0.83      0.00       28.49
      2009                                                   7           8.52           62            1.33      0.00       29.54
      VIP Small-Mid Cap Growth Securities
      2013                                                  17          16.48          283            0.00      0.00       38.50
      2012                                                  14          11.90          166            0.00      0.00       11.12
      2011                                                  11          10.71          115            0.00      0.00       -4.59
      2010                                                   9          11.22          100            0.00      0.00       27.94
      2009                                                   4           8.77           37            0.00      0.00       43.95
      VIP Strategic Income Securities
      2013                                                  14          14.64          210            6.03      0.00        3.52
      2012                                                  11          14.14          162            8.55      0.00       13.12
      2011                                                   8          12.50           96            6.14      0.00        2.78
      2010                                                   5          12.16           65            4.85      0.00       11.21
      2009                                                   2          10.94           18            6.41      0.00       26.11
      VIP U.S. Government
      2013                                                  19          12.17          235            1.35      0.00       -1.99
      2012                                                  56          12.42          692            1.25      0.00        2.12
      2011                                                  14          12.16          165            3.24      0.00        5.96
      2010                                                  12          11.48          139            5.01      0.00        5.56
      2009                                                   3          10.87           33            2.87      0.00        3.34

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         Total Accumulator Policies (continued)
                                                        ------------------------------------------------------------------------
                                                                 At December 31,               For the year ended December 31,
                                                        ----------------------------------   -----------------------------------
                                                        Units    Accumulation   Net Assets    Investment     Expense     Total
                                                        (000s)    Unit Value      (000s)     Income Ratio*   Ratio**   Return***
                                                        ------   ------------   ----------   -------------   -------   ---------
Investments in the
  Ibbotson
    Sub-Accounts:
      Aggressive Growth ETF Asset Allocation
      2013                                                 258   $      12.49   $    3,226            1.38%     0.00%      18.53%
      2012                                                 221          10.54        2,326            1.50      0.00       14.46
      2011                                                 194           9.21        1,781            1.33      0.00       -4.85
      2010                                                 144           9.67        1,397            0.55      0.00       15.58
      2009                                                  86           8.37          716            0.67      0.00       27.79
      Balanced ETF Asset Allocation
      2013                                                 282          12.71        3,590            1.80      0.00       12.19
      2012                                                 232          11.33        2,632            2.24      0.00       11.00
      2011                                                 172          10.21        1,752            1.43      0.00       -0.56
      2010                                                 128          10.26        1,314            1.03      0.00       11.85
      2009                                                  73           9.18          667            1.35      0.00       19.74
      Conservative ETF Asset Allocation
      2013                                                  17          12.11          206            1.34      0.00        2.77
      2012                                                  14          11.78          158            1.78      0.00        5.48
      2011                                                   9          11.17          104            1.43      0.00        3.42
      2010                                                   6          10.80           70            1.74      0.00        6.67
      2009                                                   4          10.12           39            1.13      0.00        8.57
      Growth ETF Asset Allocation
      2013                                                 562          12.70        7,136            1.58      0.00       16.78
      2012                                                 469          10.87        5,100            1.73      0.00       13.24
      2011                                                 379           9.60        3,638            1.46      0.00       -3.50
      2010                                                 282           9.95        2,803            0.94      0.00       14.19
      2009                                                 160           8.71        1,393            1.09      0.00       24.94
      Income and Growth ETF Asset Allocation
      2013                                                  65          12.44          809            1.86      0.00        7.58
      2012                                                  50          11.56          572            2.34      0.00        8.18
      2011                                                  22          10.69          238            1.16      0.00        1.37
      2010                                                  17          10.55          176            0.90      0.00        9.04
      2009                                                  10           9.67           94            1.79      0.00       13.72

Investments in the
  Invesco Funds
    Sub-Accounts:
      Invesco V.I. American Value (c)
      2013                                                  14          16.47          223            0.68      0.00       34.27
      2012                                                  14          11.05          158            1.56      0.00       14.63
      2011                                                  13           9.64          129            1.30      0.00       -2.01
      2010                                                  11           9.84          110            0.10      0.00       12.51
      2009                                                   4           8.75           38            3.90      0.00       24.37
      Invesco V. I. Government Securities
      2013                                                   4          10.66           38            3.67      0.00       -2.62
      2012                                                   3          10.95           30            3.21      0.00        2.48
      2011 (v)                                               2          10.68           25            0.00      0.00        6.84
      Invesco V.I. Growth and Income Fund - Series I (d)
      2013                                                  16          14.82          238            1.55      0.00       34.08
      2012                                                  11          12.26          129            0.72      0.00       17.31
      2011                                                   8          10.46           81            0.72      0.00        0.92
      2010                                                   4          10.36           44            0.88      0.00       22.24
      2009                                                   2           8.47           13            1.20      0.00       39.21

      (c) Previously known as Invesco VK V.I. American Value
      (d) Previously known as Invesco LIT Growth and Income
      (v) For period beginning April 29, 2011, and ended December 31, 2011

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         Total Accumulator Policies (continued)
                                                        ------------------------------------------------------------------------
                                                                 At December 31,               For the year ended December 31,
                                                        ----------------------------------   -----------------------------------
                                                        Units    Accumulation   Net Assets    Investment     Expense     Total
                                                        (000s)    Unit Value      (000s)     Income Ratio*   Ratio**   Return***
                                                        ------   ------------   ----------   -------------   -------   ---------
Investments in the
  Janus Aspen Series
    Sub-Accounts:
      Balanced
      2013                                                  50   $      15.78   $      785            1.54%     0.00%      20.15%
      2012                                                  40          13.13          517            2.88      0.00       13.62
      2011                                                  32          11.56          375            2.41      0.00        1.64
      2010                                                  25          11.37          289            2.78      0.00        8.39
      2009                                                  13          10.49          137            2.95      0.00       25.89
      Enterprise
      2013                                                   8          15.50          125            0.52      0.00       32.38
      2012                                                   6          11.71           73            0.00      0.00       17.29
      2011                                                   4           9.98           43            0.00      0.00       -1.42
      2010                                                   4          10.13           43            0.06      0.00       25.85
      2009                                                   4           8.05           28            0.00      0.00       44.83
      Flexible Bond
      2013                                                  12          14.57          171            2.41      0.00       -0.14
      2012                                                  12          14.59          174            3.45      0.00        8.34
      2011                                                   7          13.47           97            4.07      0.00        6.74
      2010                                                   5          12.62           63            3.85      0.00        7.97
      2009                                                   3          11.69           38            4.30      0.00       13.22
      Forty Portfolio
      2013                                                  37          12.94          482            0.69      0.00       31.23
      2012                                                  30           9.86          294            0.75      0.00       24.16
      2011                                                  25           7.94          200            0.38      0.00       -6.69
      2010                                                  33           8.51          282            0.35      0.00        6.75
      2009                                                  15           7.97          119            0.04      0.00       46.33
      Global Technology
      2013                                                  16          17.37          283            0.00      0.00       35.76
      2012                                                  13          12.80          169            0.00      0.00       19.60
      2011                                                   9          10.70           92            0.00      0.00       -8.68
      2010                                                   6          11.72           74            0.00      0.00       24.83
      2009                                                   2           9.39           21            0.00      0.00       57.09
      Mid Cap Value
      2013                                                  22          15.01          325            1.28      0.00       26.09
      2012                                                  18          11.91          220            1.06      0.00       11.14
      2011                                                  14          10.71          145            0.84      0.00       -2.64
      2010                                                  10          11.01          113            0.97      0.00       15.66
      2009                                                   3           9.51           26            0.64      0.00       33.69
      Overseas
      2013                                                  77           9.30          718            3.08      0.00       14.56
      2012                                                  63           8.11          510            0.74      0.00       13.47
      2011                                                  60           7.15          426            0.49      0.00      -32.17
      2010                                                  37          10.54          391            0.77      0.00       25.31
      2009                                                  20           8.41          166            0.46      0.00       79.56

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         Total Accumulator Policies (continued)
                                                        ------------------------------------------------------------------------
                                                                 At December 31,               For the year ended December 31,
                                                        ----------------------------------   -----------------------------------
                                                        Units    Accumulation   Net Assets    Investment     Expense     Total
                                                        (000s)    Unit Value      (000s)     Income Ratio*   Ratio**   Return***
                                                        ------   ------------   ----------   -------------   -------   ---------
Investments in the
  Oppenheimer Variable Account Funds
    Sub-Accounts:
      Oppenheimer Capital Income (l)
      2013                                                  20   $      10.27   $      206            2.25%     0.00%      13.17%
      2012                                                  18           9.08          160            1.23      0.00       12.34
      2011                                                  15           8.08          123            1.84      0.00        0.72
      2010                                                   9           8.02           70            0.85      0.00       12.91
      2009                                                   3           7.10           23            0.00      0.00       21.89
      Oppenheimer Core Bond
      2013                                                  12           8.87          104            5.25      0.00       -0.10
      2012                                                  10           8.88           87            5.18      0.00       10.29
      2011                                                   7           8.05           59            4.84      0.00        8.27
      2010                                                   5           7.44           35            1.39      0.00       11.41
      2009                                                   3           6.68           17            0.00      0.00        9.61
      Oppenheimer Equity Income (n)
      2013                                                  14          16.02          217            1.36      0.00       28.93
      2012                                                  38          11.25          426            2.13      0.00       21.26
      2011                                                  28           9.28          263            1.20      0.00       -8.29
      2010                                                  22          10.11          220            0.80      0.00       15.96
      2009                                                   9           8.72           77            0.81      0.00       39.77
      Oppenheimer Global (o)
      2013                                                  52          14.32          746            1.47      0.00       27.31
      2012                                                  12          13.01          154            5.63      0.00       13.53
      2011                                                   9          11.46          106            2.24      0.00        0.85
      2010                                                   4          11.36           45            6.32      0.00       14.97
      2009                                                   2           9.88           20            0.35      0.00       18.83
      Oppenheimer Main Street Small & Mid Cap
      2013                                                  17          12.99          215            6.44      0.00       -0.13
      2012                                                  33          12.69          412            0.58      0.00       17.99
      2011                                                  23          10.75          246            0.61      0.00       -2.21
      2010                                                  16          10.99          173            0.59      0.00       23.41
      2009                                                   8           8.91           70            0.82      0.00       37.20
      Oppenheimer Main Street Small Cap (p)
      2013                                                  39          17.89          701            0.92      0.00       41.01
      2012                                                  12          12.42          147            1.40      0.00       16.08
      2011                                                   9          10.70           99            0.92      0.00       -4.93
      2010                                                   8          11.26           88            0.75      0.00       18.85
      2009                                                   4           9.47           37            0.47      0.00       45.08

Investments in the
  Panorama Series Fund, Inc.
    Sub-Account:
      Oppenheimer International Growth
      2013                                                  28          13.60          386            1.34      0.00       25.87
      2012                                                  22          10.81          239            1.49      0.00       22.22
      2011                                                  19           8.84          169            0.96      0.00       -7.16
      2010                                                   9           9.52           89            1.13      0.00       14.76
      2009                                                   4           8.30           33            1.36      0.00       39.24

      (l) Previously known as Oppenheimer Balanced
      (n) Previously known as Oppenheimer Value
      (o) Previously known as Oppenheimer Global Securities
      (p) Previously known as Oppenheimer Main Street Small & Mid Cap

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         Total Accumulator Policies (continued)
                                                        ------------------------------------------------------------------------
                                                                 At December 31,               For the year ended December 31,
                                                        ----------------------------------   -----------------------------------
                                                        Units    Accumulation   Net Assets    Investment     Expense     Total
                                                        (000s)    Unit Value      (000s)     Income Ratio*   Ratio**   Return***
                                                        ------   ------------   ----------   -------------   -------   ---------
Investments in the
  The Alger Portfolios
    Sub-Accounts:
      Alger Balanced Class I-2
      2013                                                  12   $      12.42   $      145            1.29%     0.00%      15.28%
      2012                                                   9          10.78          101            1.26      0.00        6.23
      2011                                                   8          10.14           78            2.64      0.00        0.03
      2010                                                   5          10.14           55            2.16      0.00       10.33
      2009                                                   3           9.19           27            1.43      0.00       29.25
      Alger Capital Appreciation Class I-2
      2013                                                  68          16.78        1,142            0.37      0.00       35.19
      2012                                                  55          12.42          677            1.10      0.00       18.30
      2011                                                  36          10.50          380            0.11      0.00       -0.30
      2010                                                  22          10.53          236            0.37      0.00       14.03
      2009                                                   8           9.23           73            0.00      0.00       51.10
      Alger Large Cap Growth Class I-2
      2013                                                  25          14.42          365            0.79      0.00       35.08
      2012                                                  23          10.68          244            1.22      0.00        9.87
      2011                                                  14           9.72          137            1.02      0.00       -0.35
      2010                                                   9           9.75           92            0.70      0.00       13.39
      2009                                                   6           8.60           49            0.63      0.00       47.57
      Alger MidCap Growth Class I-2
      2013                                                  36          12.61          451            0.33      0.00       35.84
      2012                                                  30           9.28          278            0.00      0.00       16.21
      2011                                                  22           7.99          178            0.36      0.00       -8.27
      2010                                                  17           8.71          149            0.00      0.00       19.38
      2009                                                  11           7.29           77            0.00      0.00       51.70

Investments in the
  The Universal Institutional Funds, Inc.
    Sub-Accounts:
      Morgan Stanley UIF Emerging Markets Class I
      2013                                                  38           9.04          339            1.17      0.00       -1.02
      2012                                                  32           9.14          292            0.00      0.00       19.95
      2011                                                  31           7.62          236            0.44      0.00      -18.22
      2010                                                  24           9.31          222            0.59      0.00       19.02
      2009                                                  15           7.83          121            0.00      0.00       69.84
      Morgan Stanley UIF Growth Class I
      2013                                                   5          17.54           94            0.42      0.00       48.07
      2012                                                   4          11.84           56            0.00      0.00       14.38
      2011                                                   4          10.36           42            0.12      0.00       -2.80
      2010                                                   3          10.65           35            0.12      0.00       22.86
      2009                                                   2           8.67           15            0.00      0.00       65.55

                                     PART C

                                OTHER INFORMATION


Item 26. EXHIBITS

      (a) Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing establishment of Registrant. (1)

      (b) Custodian Agreement (Not Applicable)

      (c)   (i) Principal Underwriting Agreement (2)

            (ii) Form of Selling Agreement (3)

            (iii) Schedule of Sales Commissions (10)

      (d) Form of the Consultant Protector Flexible Premium Variable Universal Life Policy (9)

      (e)      Application Form (10)

      (f)   (1) Certificate of Incorporation of Lincoln Benefit (1)

            (2) By-laws of Lincoln Benefit (1)

      (g) Contracts of Reinsurance. (4)

      (h) Fund Participation Agreements:

               (1) Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc, Lincoln Benefit Life Company, and ALFS, Inc. (5)

               (2) Participation Agreement among the Alger American Fund, Lincoln Benefit Life Company and Fred Alger and Company, Incorporated. (1)

               (3) Participation Agreement among Lincoln Benefit Life Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. (1)

               (4) Participation Agreement among Lincoln Benefit Life Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (1)

               (5) Fund Participation Agreement (Service Shares) between Janus Aspen Series and Lincoln Benefit Life Company. (5)

               (6) Form of Participation Agreement among Lincoln Benefit Life Company, Lazard Asset Management and Lazard Retirement Series, Inc. (7)

               (7) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust. (6)

               (8) Form of Participation Agreement among MFS Variable Insurance Trust, Lincoln Benefit Life Company, and Massachusetts Financial Services Company. (1)

               (9) (a) Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust. (7)

               (9) (b) Amendment to Participation Agreement among OCC Accumulation Trust, OCC Distributors and Lincoln Benefit Life Company. (8)

               (10) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company. (5)

               (11) Form of Participation Agreement among Panorama Series Fund, OppenheimerFunds, Inc., and Lincoln Benefit Life Company. (5)

               (12) Form of Participation Agreement among PIMCO Variable Insurance Trust, Lincoln Benefit Life Company and PIMCO Funds Distributor LLC. (7)

               (13) Form of Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc., and Lincoln Benefit Life Company.
               (5)

               (14) Form of Participation Agreement among Rydex Variable Trust, Padco Financial Services, and Lincoln Benefit Life Company. (8)

               (15) Form of Participation Agreement between Salomon Brothers Variable Series Fund, Inc., Salomon Brothers Asset Management, Inc. and Lincoln Benefit Life Company. (7)

               (16) Fund Participation Agreement between Lincoln Benefit Life Company, Scudder Variable Insurance Trust, and Deutsche Asset Management, Inc. (9)

               (17) Participation Agreement between Scudder Variable Life Investment Fund and Lincoln Benefit Life Company. (1)

               (18) Form of Participation Agreement amng Lincoln Benefit Life Company, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and T. Rowe Price Investment Services, Inc. (1)

               (19) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Lincoln Benefit Life Company. (5)

               (20) Form of Participation Agreement among Lincoln Benefit Life Company, Van Kampen Universal Institutional Funds, and Miller Anderson & Sherrerd, LLP (7)

               (21) Form of Participation Agreement among Van Eck Worldwide Insurance Trust Van Eck Securities Corporation, Van Eck Associates Corporation, and Lincoln Benefit Life Company(11)

               (22) Form of Participation Agreement between Financial Investors Variable Insurance Trust and Lincoln Benefit Life Company (13)

               (23) Amended and Restated Principal Underwriting Agreement by and between Lincoln Benefit Life Company and Allstate Distributors, LLC, effective April 1, 2014. (14)

               (24) Amended and Restated Reinsurance Agreement by and between Lincoln Benefit Life Company and Allstate Life Insurance Company, effective April 1, 2014. (15)

               (25) Administrative Services Agreement by and between Lincoln Benefit Life Company and Allstate Life Insurance Company, effective April 1, 2014. (16)

               (26) Partial Commutation Agreement by and between Allstate Life Insurance Company and Lincoln Benefit Life Company, effective April 1, 2014. (17)

(i) Administrative Contracts (Not Applicable)

      (j) Other Material Contracts (Not Applicable)

      (k) Opinion and Consent of Counsel (10)

      (l) Actuarial Opinion and Consent (10)

      (m) Sample Calculations (9)

      (n) Other Consents

      (1) Consent of Independent Registered Public Accounting Firm (filed herewith)

      (o) Omitted financial statements (Not applicable)

      (p) Initial Capital Arrangements (Not Applicable)

      (q) Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) (9)

      (r) Table of Surrender Charge Factors and Percentages (10)

     (99) (a) Powers of Attorney for Richard Carbone, Clive Cowdery, Ann Frohman, John Hack, Robert Stein and Grace Vandecruze (filed herewith)

                            -----------------------

(1) Incorporated by reference from Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed March 11, 1998 (File No. 333-47717).

(2) Incorporated by reference from Post-Effective Amendment No. 1 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed January 22, 1999 (File No. 333-47717).

(3) Incorporated by reference from Post-Effective Amendment No. 3 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 1, 1999 (File No. 333-50545, 811-7924).

(4) Incorporated by reference from Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 21, 1998 (File No. 333-50545, 811-7924).

(5) Incorporated by reference from Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed August 8, 2001 (File No. 333-61146, 811-7924).

(6) Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed September 29, 1999 April 1, 1999 (File No. 333-82427, 811-7924).

(7) Incorporated by reference from Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed July 8, 1999 (File No. 333-82427, 811-7924).

(8) Incorporated by reference from Post-Effective Amendment No. 2 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed January 17, 2001 (File No. 333-82427, 811-7924).

(9) Incorporated by reference from Registration Statement on Form N-6 for Lincoln Benefit Life Variable Life Account, filed September 27, 2002 (file No. 333-100132, 811-7972).

(10) Incorporated by reference from Pre-Effective Amendment to Registration Statement on Form N-6 for Lincoln Benefit Life Variable Life Account, filed December 17, 2002 (file No. 333-100132, 811-7972).

(11) Incorporated by reference from Post Effective Amendment to Form N-6 for Lincoln Benefit Life Variable Life Account, File No. 333-100132, 811-9154, filed April 20, 2006.

(12) Incorporated by reference from Post Effective Amendment to Form N-6 for Lincoln Benefit Life Variable Life Account File No. 333-100132, 811-9154, filed April 16, 2007.

(13) Incorporated by reference from Post-Effective Amendment to Form
N-6 for Lincoln Benefit Life Variable Life Account, File No. 333-100132, 811-9154, filed April 30, 2009.

(14) Incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 2 to Lincoln Benefit Life Companys Registration Statement on Form S-1, filed on April 1, 2014. (SEC File No. 333-180375)

(15) Incorporated herein by reference to Exhibit 10.25 to Post-Effective Amendment No. 2 to Lincoln Benefit Life Companys Registration Statement on Form S-1, filed on April 1, 2014. (SEC File No. 333-180375)

(16) Incorporated herein by reference to Exhibit 10.24 to Post-Effective Amendment No. 2 to Lincoln Benefit Life Companys Registration Statement on Form S-1, filed on April 1, 2014. (SEC File No. 333-180375)

(17) Incorporated herein by reference to Exhibit 10.26 to Post-Effective Amendment No. 2 to Lincoln Benefit Life Companys Registration Statement on Form S-1, filed on April 1, 2014. (SEC File No. 333-180375)


Item 27. EXECUTIVE OFFICERS AND DIRECTORS OF LINCOLN BENEFIT

         Our directors and officers are listed below. The principal business address of each of the officers and directors listed below is 2940 South 84th St., Lincoln, Nebraska 68506-4142.

NAME                     POSITION/OFFICE WITH DEPOSITOR
Weldon Wilson              Director, Chief Executive Officer and Secretary
Keith Gubbay           President and Chief Actuarial Officer
Robyn Wyatt           Chief Financial Officer, Executive Vice President
                         and Treasurer
Karl Chappell           Managing Director, Investments & Mergers and
                         Acquisitions
Simon Packer           Chief Transformation Officer



Item 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

None


Item 29: INDEMNIFICATION

         The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled. In connection with its acquisition of the Depositor, Resolution Inc. has obtained directors and officers liability insurance which insures against certain liabilities that the Depositors directors and officers and its subsidiaries, may, in such capacities, incur.

         The By-Laws of ADLLC, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

         Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the distributor for any liability that the latter may incur to a Policy Owner or party-in-interest under a Policy, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Policy; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public Policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public Policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 30. PRINCIPAL UNDERWRITERS

     Allstate Distributors, LLC, ("ADLLC") serves as principal underwriter and distributor of the Policies. ADLLC is a wholly-owned subsidiary of Allstate Life Insurance Company. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of FINRA.

     Lincoln Benefit does not pay ADLLC any commission or other compensation. As stated in the SAI, under the underwriting agreement for the Policies, Lincoln Benefit reimburses ADLLC for expenses incurred in distributing the Policies, including liability arising from services Lincoln Benefit provides on the Policies.

     ADLLC also serves as distributor for the Lincoln Benefit Life Variable Annuity Account, which is another separate account of Lincoln Benefit. In addition, ADLLC serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ADLLC:

     Allstate Financial Advisors Separate Account I
     Allstate Life Variable Life Separate Account A
     Allstate Life of New York Separate Account A
     Allstate Life of New York Variable Life Separate Account A
     Charter National Variable Annuity Account
     Intramerica Variable Annuity Account

The following are the directors and officers of ADLLC. The principal business address of each of the officers and directors listed below is 3100 Sanders Road, Northbrook, IL 60062.

Name                         Position with Distributor

WILFORD J. KAVANAUGH      MANAGER AND CHAIRMAN OF THE BOARD
LISA J. FLANARY           MANAGER AND PRESIDENT
D. SCOTT HARPER           SENIOR VICE PRESIDENT AND ASSISTANT TREASURER
JEFFREY J. MCRAE          SENIOR VICE PRESIDENT AND ASSISTANT TREASURER
P. KELLY NOLL             SENIOR VICE PRESIDENT AND CHIEF PRIVACY OFFICER
MARIO RIZZO               SENIOR VICE PRESIDENT AND ASSISTANT TREASURER
SARAH R. DONAHUE          VICE PRESIDENT
MARIBEL V. GERSTNER       MANAGER AND VICE PRESIDENT
MARIAN GOLL               VICE PRESIDENT AND TREASURER
ALLEN R. REED             VICE PRESIDENT, GENERAL COUNSEL AND SECRETARY
DANA GOLDSTEIN            CHIEF COMPLIANCE OFFICER
ANGELA K. FONTANA         MANAGER AND ASSISTANT SECRETARY
JENNIFER M. HAGER         ASSISTANT SECRETARY
LISETTE S. WILLEMSEN      ASSISTANT SECRETARY


Item 31. LOCATION OF ACCOUNTS AND RECORDS

     The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506.

     The Principal Underwriter, ADLLC, is located at 3100 Sanders Road, Northbrook, Illinois 60062.

         Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


Item 32. MANAGEMENT SERVICES

         None.


Item 33. REPRESENTATION OF REASONABLENESS OF FEES

         Lincoln Benefit Life Company hereby represents that the aggregate fees and charges deducted under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Benefit.





                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, and State of Nebraska on April 25, 2014.



                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                                  (Registrant)

                       By:  LINCOLN BENEFIT LIFE COMPANY


                             By: /s/ W. Weldon Wilson

                  - - - - - - - - - - - - - - - - - - - - - - - - -

                                 W. Weldon Wilson
                   Director, Chief Executive Officer and Secretary


                            LINCOLN BENEFIT LIFE COMPANY
                                    (Depositor)


                             By: /s/ W. Weldon Wilson

                  - - - - - - - - - - - - - - - - - - - - - - - - -

                                 W. Weldon Wilson
                   Director, Chief Executive Officer and Secretary


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacities indicated on April 25, 2014.


(Signature)                    (Title)

*/ Richard Carbone                  Director
----------------------
Richard Carbone


*/ Clive Cowdery               Director
----------------------
Clive Cowdery


*/ Ann Frohman                       Director
----------------------
Ann Frohman


*/ Jon Hack                    Director
----------------------
Jon Hack


*/ Robert Stein                       Director
----------------------
Robert Stein


*/ Grace Vandecruze               Director
----------------------
Grace Vandecruze


/s/ W. Weldon Wilson               Director, Chief Executive Officer and
----------------------                  Secretary (principal executive officer)
W. Weldon Wilson


/s/ Robyn Wyatt                       Chief Financial Officer, Treasurer and
----------------------                  Executive Vice President (principal
Robyn Wyatt                             financial officer and principal
                                        accounting officer)


* By Robyn Wyatt, pursuant to Power of Attorney





                                INDEX TO EXHIBITS

                         FOR POST-EFFECTIVE AMENDMENT TO

                       REGISTRATION STATEMENT ON FORM N-6

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

EXHIBIT NO.                      SEQUENTIAL PAGE NO.
26(n)(1)        Consent of Independent Registered Public Accounting Firm
99(a)           Powers of Attorney for Richard Carbone, Clive Cowdery, Ann
                Frohman, John Hack, Robert Stein and Grace Vandecruze